                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4096
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                           MFS MUNICIPAL SERIES TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: March 31
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                  Date of reporting period: September 30, 2007
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
ITEM 1. REPORTS TO STOCKHOLDERS.

                              M F S(R)
                              INVESTMENT MANAGEMENT

[graphic omitted]

                         9/30/07 SEMIANNUAL REPORT

                         MFS(R) MUNICIPAL SERIES TRUST
                         For the states of: Alabama, Arkansas, California, Florida, Georgia, Maryland, and Massachusetts

                                                                       MSTA-SEM

MFS(R) Municipal Series Trust

Alabama, Arkansas, California, Florida,
Georgia, Maryland, and Massachusetts

LETTER FROM THE CEO                               1
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PORTFOLIO COMPOSITION                             2
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EXPENSE TABLES                                    5
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PORTFOLIO OF INVESTMENTS                          8
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STATEMENTS OF ASSETS AND LIABILITIES             37
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STATEMENTS OF OPERATIONS                         41
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STATEMENTS OF CHANGES IN NET ASSETS              43
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FINANCIAL HIGHLIGHTS                             45
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NOTES TO FINANCIAL STATEMENTS                    60
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    69
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PROXY VOTING POLICIES AND INFORMATION            73
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QUARTERLY PORTFOLIO DISCLOSURE                   73
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CONTACT INFORMATION                      BACK COVER
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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
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

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three- pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              MFS(R) Alabama Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   108.1%
              Cash & Other Net Assets                 (8.1)%

              TOP FIVE INDUSTRIES (i)

              Utilities - Municipal Owned              17.7%
              ----------------------------------------------
              Healthcare Revenue - Hospitals           15.5%
              ----------------------------------------------
              Water & Sewer Utility Revenue            14.3%
              ----------------------------------------------
              General Obligations - General Purpose    14.3%
              ----------------------------------------------
              State & Local Agencies                    9.0%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      58.6%
              ----------------------------------------------
              AA                                       10.2%
              ----------------------------------------------
              A                                         4.1%
              ----------------------------------------------
              BBB                                       8.6%
              ----------------------------------------------
              B                                         0.2%
              ----------------------------------------------
              Not Rated                                18.3%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    6.8
              ----------------------------------------------
              Average Life (i)(m)                  14.0 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              16.4 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)            AA
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

              MFS(R) Arkansas Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   106.3%
              Cash & Other Net Assets                 (6.3)%


              TOP FIVE INDUSTRIES (i)

              Universities - Colleges                  19.1%
              ----------------------------------------------
              General Obligations - General Purpose    11.7%
              ----------------------------------------------
              Water & Sewer Utility Revenue            11.5%
              ----------------------------------------------
              Healthcare Revenue - Hospitals            9.5%
              ----------------------------------------------
              Utilities - Municipal Owned               9.1%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      63.3%
              ----------------------------------------------
              AA                                        7.2%
              ----------------------------------------------
              A                                         6.5%
              ----------------------------------------------
              BBB                                       9.7%
              ----------------------------------------------
              BB                                        0.2%
              ----------------------------------------------
              B                                         0.5%
              ----------------------------------------------
              Not Rated                                12.6%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    8.3
              ----------------------------------------------
              Average Life (i)(m)                  15.8 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              17.1 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)            AA
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

              MFS(R) California Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   103.7%
              Cash & Other Net Assets                 (3.7)%

              TOP FIVE INDUSTRIES (i)

              General Obligations - Schools            16.6%
              ----------------------------------------------
              State & Local Agencies                   12.9%
              ----------------------------------------------
              Healthcare Revenue - Hospitals           12.1%
              ----------------------------------------------
              General Obligations - General Purpose    12.0%
              ----------------------------------------------
              Universities - Colleges                   8.0%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      49.1%
              ----------------------------------------------
              AA                                        7.3%
              ----------------------------------------------
              A                                        16.5%
              ----------------------------------------------
              BBB                                      14.7%
              ----------------------------------------------
              BB                                        0.5%
              ----------------------------------------------
              B                                         0.5%
              ----------------------------------------------
              Not Rated                                11.4%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    7.0
              ----------------------------------------------
              Average Life (i)(m)                  15.8 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              19.4 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)           AA-
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated ma turity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 09/30/07.

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 09/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

              MFS(R) Florida Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   109.4%
              Cash & Other Net Assets                 (9.4)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals           19.9%
              ----------------------------------------------
              Water & Sewer Utility Revenue            15.1%
              ----------------------------------------------
              General Obligations - General Purpose    14.6%
              ----------------------------------------------
              Transportation/Spec Tax                   9.2%
              ----------------------------------------------
              General Obligation - Schools              7.0%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      55.2%
              ----------------------------------------------
              AA                                        8.3%
              ----------------------------------------------
              A                                         6.7%
              ----------------------------------------------
              BBB                                       9.5%
              ----------------------------------------------
              BB                                        0.6%
              ----------------------------------------------
              B                                         0.3%
              ----------------------------------------------
              Not Rated                                19.4%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    6.3
              ----------------------------------------------
              Average Life (i)(m)                  14.3 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              16.8 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)            AA
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

              MFS(R) Georgia Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   107.6%
              Cash & Other Net Assets                 (7.6)%

              TOP FIVE INDUSTRIES (i)

              Water & Sewer Utility Revenue            33.1%
              ----------------------------------------------
              Healthcare Revenue - Hospitals           11.4%
              ----------------------------------------------
              Universities - Colleges                   8.7%
              ----------------------------------------------
              General Obligations - Schools             8.6%
              ----------------------------------------------
              Single Family Housing - State             5.9%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      40.8%
              ----------------------------------------------
              AA                                       22.3%
              ----------------------------------------------
              A                                         9.6%
              ----------------------------------------------
              BBB                                       8.0%
              ----------------------------------------------
              BB                                        0.3%
              ----------------------------------------------
              B                                         0.3%
              ----------------------------------------------
              Not Rated                                18.7%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    7.4
              ----------------------------------------------
              Average Life (i)(m)                  12.9 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              15.4 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)            AA
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

              MFS(R) Maryland Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   103.2%
              Cash & Other Net Assets                 (3.2)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals           19.5%
              ----------------------------------------------
              Universities - Colleges                  14.9%
              ----------------------------------------------
              General Obligations - Improvement        11.1%
              ----------------------------------------------
              Water & Sewer Utility Revenue             6.4%
              ----------------------------------------------
              General Obligations - General Purpose     6.3%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      37.4%
              ----------------------------------------------
              AA                                       17.1%
              ----------------------------------------------
              A                                        17.4%
              ----------------------------------------------
              BBB                                      15.3%
              ----------------------------------------------
              BB                                        0.8%
              ----------------------------------------------
              B                                         0.2%
              ----------------------------------------------
              Not Rated                                11.8%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    7.1
              ----------------------------------------------
              Average Life (i)(m)                  16.0 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              17.7 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)           AA-
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 09/30/07.

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 09/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MFS(R) Massachusetts Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   106.7%
              Cash & Other Net Assets                 (6.7)%

              TOP FIVE INDUSTRIES (i)

              Universities - Colleges                  19.8%
              ----------------------------------------------
              General Obligations - General Purpose    14.3%
              ----------------------------------------------
              Healthcare Revenue - Hospitals           12.1%
              ----------------------------------------------
              Water & Sewer Utility Revenue             7.9%
              ----------------------------------------------
              General Obligations - Schools             7.4%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      41.7%
              ----------------------------------------------
              AA                                       19.8%
              ----------------------------------------------
              A                                        10.7%
              ----------------------------------------------
              BBB                                       9.6%
              ----------------------------------------------
              BB                                        1.2%
              ----------------------------------------------
              Not Rated                                17.0%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    7.1
              ----------------------------------------------
              Average Life (i)(m)                  14.4 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              17.0 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)            AA
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 09/30/07.

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 09/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, APRIL 1, 2007, THROUGH SEPTEMBER 30, 2007

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) ALABAMA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             1.13%      $1,000.00      $1,012.70         $5.69
  A    -------------------------------------------------------------------------
       Hypothetical (h)   1.13%      $1,000.00      $1,019.35         $5.70
--------------------------------------------------------------------------------
       Actual             1.88%      $1,000.00      $1,008.90         $9.44
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.88%      $1,000.00      $1,015.60         $9.47
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

MFS(R) ARKANSAS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             0.84%      $1,000.00      $1,012.30         $4.23
  A    -------------------------------------------------------------------------
       Hypothetical (h)   0.84%      $1,000.00      $1,020.80         $4.24
--------------------------------------------------------------------------------
       Actual             1.64%      $1,000.00      $1,008.20         $8.23
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.64%      $1,000.00      $1,016.80         $8.27
--------------------------------------------------------------------------------

MFS(R) CALIFORNIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             0.74%      $1,000.00      $1,001.50         $3.70
  A    -------------------------------------------------------------------------
       Hypothetical (h)   0.74%      $1,000.00      $1,021.30         $3.74
--------------------------------------------------------------------------------
       Actual             1.53%      $1,000.00        $997.60         $7.64
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.53%      $1,000.00      $1,017.35         $7.72
--------------------------------------------------------------------------------
       Actual             1.64%      $1,000.00        $997.00         $8.19
  C    -------------------------------------------------------------------------
       Hypothetical (h)   1.64%      $1,000.00      $1,016.80         $8.27
--------------------------------------------------------------------------------

MFS(R) FLORIDA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             0.95%      $1,000.00      $1,003.20         $4.76
  A    -------------------------------------------------------------------------
       Hypothetical (h)   0.95%      $1,000.00      $1,020.25         $4.80
--------------------------------------------------------------------------------
       Actual             1.72%      $1,000.00        $999.40         $8.60
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.72%      $1,000.00      $1,016.40         $8.67
--------------------------------------------------------------------------------

MFS(R) GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             1.20%      $1,000.00      $1,010.80         $6.03
  A    -------------------------------------------------------------------------
       Hypothetical (h)   1.20%      $1,000.00      $1,019.00         $6.06
--------------------------------------------------------------------------------
       Actual             1.95%      $1,000.00      $1,007.00         $9.78
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.95%      $1,000.00      $1,015.25         $9.82
--------------------------------------------------------------------------------

MFS(R) MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             1.01%      $1,000.00      $1,003.10         $5.06
  A    -------------------------------------------------------------------------
       Hypothetical (h)   1.01%      $1,000.00      $1,019.95         $5.10
--------------------------------------------------------------------------------
       Actual             1.66%      $1,000.00        $999.90         $8.30
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.66%      $1,000.00      $1,016.70         $8.37
--------------------------------------------------------------------------------

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             1.12%      $1,000.00      $1,008.80         $5.62
  A    -------------------------------------------------------------------------
       Hypothetical (h)   1.12%      $1,000.00      $1,019.40         $5.65
--------------------------------------------------------------------------------
       Actual             1.77%      $1,000.00      $1,005.50         $8.87
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.77%      $1,000.00      $1,016.15         $8.92
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 106.3%
-------------------------------------------------------------------------------
ISSUER                                                SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------
Airport & Port Revenue - 2.6%
-------------------------------------------------------------------------------
Alabama Docks Department Facilities Rev.,
MBIA, 5.5%, 2008 (c)                                  $1,000,000    $ 1,039,200
Alabama Port Authority Docks Facility,
MBIA, 5.25%, 2011 (c)                                  1,000,000      1,057,060
-------------------------------------------------------------------------------
                                                                    $ 2,096,260
-------------------------------------------------------------------------------
General Obligations - General Purpose - 14.1%
-------------------------------------------------------------------------------
Boaz, AL, School Warrants, "A", XLCA, 5%, 2025        $1,000,000    $ 1,034,613
Boaz, AL, School Warrants, "A", XLCA, 5%, 2029           650,000        667,921
Commonwealth of Puerto Rico, Public
Improvement, "A", 5.25%, 2030                          1,000,000      1,032,470
Fairfield, AL, Refunding Warrants, AMBAC,
5.25%, 2025                                            1,030,000      1,083,055
Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028        1,000,000      1,042,900
Homewood, AL, Refunding Capital Warrants,
"A", FSA, 0%, 2036                                     3,000,000        711,450
Hoover, AL, "B", 6%, 2010 (c)                            500,000        531,125
Houston County, AL, AMBAC, 6.25%, 2009 (c)               750,000        804,720
Jefferson County, AL, School Warrants, FSA,
5.5%, 2020                                             1,750,000      1,816,238
Mobile County, AL, 6%, 2009 (c)                        1,345,000      1,404,449
Morgan County, AL, Warrants, AMBAC, 5%, 2028           1,380,000      1,423,180
-------------------------------------------------------------------------------
                                                                    $11,552,121
-------------------------------------------------------------------------------
General Obligations - Improvement - 5.0%
-------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                      $1,000,000    $ 1,066,020
Birmingham, AL, "A", AMBAC, 4.5%, 2032                   990,000        956,647
Montgomery, AL, Warrants, MBIA, 5.1%, 2021             1,005,000      1,044,396
Puerto Rico Municipal Finance Agency, "A",
FSA, 5.5%, 2009 (c)(u)                                 1,000,000      1,046,440
-------------------------------------------------------------------------------
                                                                    $ 4,113,503
-------------------------------------------------------------------------------
General Obligations - Schools - 6.4%
-------------------------------------------------------------------------------
Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020      $2,015,000    $ 2,126,974
Phenix City, AL, AMBAC, 5.65%, 2010 (c)                1,500,000      1,611,540
Tuscaloosa, AL, AMBAC, 4.375%, 2037                      500,000        477,160
Tuscaloosa, AL, Warrants, 5.7%, 2010 (c)               1,000,000      1,055,840
-------------------------------------------------------------------------------
                                                                    $ 5,271,514
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 15.3%
-------------------------------------------------------------------------------
Alabama Special Care Facilities Financing Authority
(Ascension Health Senior Credit), "C-2", 5%, 2036     $  750,000    $   757,073
Alabama Special Care Facilities Financing Authority
(Daughters of Charity), ETM, AMBAC, 5%, 2025 (c)       1,500,000      1,501,620
Alexander City, AL, Special Care Facilities
Financing Authority Medical Facilities Rev., "A"
(Russell Hospital Corp.), 5.75%, 2036                    500,000        504,205
Birmingham Medical Center, East Alabama,
Special Health Care Facilities, Eastern
Health Systems, "B", 5%, 2013 (c)                        500,000        533,600
Birmingham, AL, Baptist Health Systems, "A"
(Baptist Medical Center), 5.625%, 2015                   300,000        306,048
Birmingham, AL, Baptist Medical Center,
Special Care Facilities Rev., "A" (Baptist
Health Systems, Inc.), 5%, 2030                          200,000        190,764
Health Care Authority for Baptist Health,
"D", 5%, 2021                                            400,000        404,500
Houston County, AL, Health Care Authority,
AMBAC, 6.125%, 2009 (c)                                1,000,000      1,060,270
Huntsville, AL, Health Care Authority Rev.,
5.625%, 2011 (c)                                       1,050,000      1,132,604
Huntsville, AL, Health Care Authority Rev.,
"A", MBIA, 5%, 2023                                    1,000,000      1,020,850
Lauderdale County & Florence, AL, Health
Care Authority Rev. (Eliza Coffee Memorial
Hospital), MBIA, 5.75%, 2008 (c)                       1,000,000      1,016,550
Lauderdale County & Florence, AL, Health
Care Authority Rev., "A" (Coffee Health
Group), MBIA, 5.75%, 2014                              1,000,000      1,044,330
Marshall County, AL, Health Care Authority
Rev., "A", 5.75%, 2032                                 1,065,000      1,100,369
Montgomery, AL, Medical Clinic Board Health
Care Facility Rev. (Jackson Hospital &
Clinic), 5.25%, 2031                                     500,000        476,675
Montgomery, AL, Special Care Facilities,
Financing Authority Rev. (Baptist Health),
"A-2", MBIA, 0% to 2007, 5% to 2014 (c)                1,135,000      1,201,727
Valley, AL, Special Care Facilities
Financing Authority, "A" (Lanier Memorial
Hospital), 5.65%, 2022                                   225,000        226,960
-------------------------------------------------------------------------------
                                                                    $12,478,145
-------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.6%
-------------------------------------------------------------------------------
Mobile County, AL, Industrial Development
Authority Rev. (Ipsco, Inc.), 6.875%, 2030            $  500,000    $   519,810
-------------------------------------------------------------------------------
Industrial Revenue - Other - 0.5%
-------------------------------------------------------------------------------
Fairfield, AL, Environment Improvement Rev.
(USX Corp.), 5.4%, 2016                               $  400,000    $   420,252
-------------------------------------------------------------------------------
Industrial Revenue - Paper - 3.8%
-------------------------------------------------------------------------------
Butler, AL, Industrial Development Board,
Solid Waste Disposal Rev. (Georgia Pacific
Corp.), 5.75%, 2028                                   $  200,000    $   191,324
Camden, AL, Industrial Development Board
Exempt Facilities Rev., "B" (Weyerhaeuser
Co.), 6.375%, 2024                                       500,000        535,480
Mobile, AL, Industrial Development Board
Improvement Rev., "A" (International Paper
Co.), 6.35%, 2016                                        650,000        674,687
Mobile, AL, Industrial Development Board
Improvement Rev., "B" (International Paper
Co.), 6.45%, 2019                                        350,000        362,915
Phenix City, AL, Industrial Development
Board Environmental Improvement Rev., "A"
(MeadWestvaco Coated), 6.35%, 2035                       750,000        781,823
Selma, AL, Industrial Development Board,
"A" (International Paper Co.), 6.7%, 2018                500,000        522,645
-------------------------------------------------------------------------------
                                                                    $ 3,068,874
-------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.4%
-------------------------------------------------------------------------------
Birmingham, AL, Downtown Redevelopment
Authority Rev. (Social Security
Administrative Building), ETM, 12.5%, 2010(c)         $1,025,000    $ 1,157,256
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.5%
-------------------------------------------------------------------------------
Alabama Housing Finance Authority, Multi-Family
Residential Development Rev., FHA, 7.25%, 2023        $1,030,000    $ 1,035,603
Alabama Housing Finance Authority, Multi-Family
Residential Development Rev., "K"
(South Bay Apartments), FNMA, 5.875%, 2021               960,000        993,802
Birmingham, AL, Multi-Family Housing Rev.,
"C" (Beaconview Apartments), 8%, 2030 (d)                395,000         19,750
-------------------------------------------------------------------------------
                                                                    $ 2,049,155
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.1%
-------------------------------------------------------------------------------
Puerto Rico Sales Tax Filing Corp., Sales
Tax Rev., 0%, 2056                                    $5,960,000    $   490,687
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 5.25%, 2057                              400,000        414,896
-------------------------------------------------------------------------------
                                                                    $   905,583
-------------------------------------------------------------------------------
Single Family Housing - State - 0.7%
-------------------------------------------------------------------------------
Alabama Housing Finance Authority, Collateral Home
Mortgage Bond Program II, "B", 5.15%, 2019            $   45,000    $    45,433
Alabama Housing Finance Authority, Single Family
Mortgage Rev., Collateral Home Mortgage Bond
Program II, "A-2", GNMA, 5.4%, 2022                      500,000        506,875
Alabama Housing Finance Authority, Single Family
Mortgage Rev., Collateral Home Mortgage Bond
Program II, "B", 5.15%, 2019                              50,000         50,482
-------------------------------------------------------------------------------
                                                                    $   602,790
-------------------------------------------------------------------------------
State & Local Agencies - 8.9%
-------------------------------------------------------------------------------
Alabama Building Renovation Authority,
AMBAC, 6%, 2014                                       $1,515,000    $ 1,610,112
Alabama Building Renovation Finance
Authority, FSA, 4.5%, 2031                               300,000        291,006
Alabama Public School & College, Capital
Improvement, "A", 5%, 2019                               500,000        515,720
Alabama Public School & College, Capital
Improvement, "C", 5.75%, 2017                          1,000,000      1,050,940
Alabama Public School & College, Capital
Improvement, "C", 5.75%, 2018                          1,035,000      1,087,723
Montgomery County, AL, Public Building
Authority Rev., MBIA, 5%, 2031                           500,000        516,970
Puerto Rico Public Finance Corp., AMBAC,
5.375%, 2016 (u)                                       1,000,000      1,113,700
Puerto Rico Public Finance Corp., "A",
AMBAC, 5.375%, 2013 (u)                                1,000,000      1,087,460
-------------------------------------------------------------------------------
                                                                    $ 7,273,631
-------------------------------------------------------------------------------
Tax - Other - 1.3%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority,
"A", 5.5%, 2018                                       $1,000,000    $ 1,018,690
-------------------------------------------------------------------------------
Tobacco - 0.5%
-------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                       $  435,000    $   434,870
-------------------------------------------------------------------------------
Transportation - Special Tax - 1.1%
-------------------------------------------------------------------------------
Puerto Rico Highway & Transportation
Authority Rev., ASSD GTY, 5.25%, 2034                 $  775,000    $   863,528
-------------------------------------------------------------------------------
Universities - Colleges - 8.3%
-------------------------------------------------------------------------------
Alabama Board of Education Rev., Refunding
& Improvement (Southern Union State
Community College), MBIA, 5%, 2022                    $1,000,000    $ 1,033,910
Alabama Private Colleges & Universities,
Facilities Authority Rev. (Tuskegee
University), ASSD GTY, 4.75%, 2026                       700,000        705,768
Auburn University, General Fee Rev., AMBAC,
5%, 2029                                               1,000,000      1,030,180
Mobile, AL, Spring Hill College, Educational
Building Authority Rev., "A", 5.25%, 2034              1,360,000      1,419,949
University of Alabama, General Rev., MBIA,
5%, 2034                                               1,000,000      1,022,900
University of Alabama, General Rev., "A",
MBIA, 5%, 2029                                         1,000,000      1,027,570
University of Alabama, University Rev.,
General Fee, FGIC, 5%, 2021                              525,000        546,693
-------------------------------------------------------------------------------
                                                                    $ 6,786,970
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 16.8%
-------------------------------------------------------------------------------
Alabama Municipal Electric Power Authority,
"A", MBIA, 5%, 2023                                   $1,000,000    $ 1,041,430
Guam Power Authority Rev., AMBAC, 5%, 2018 (u)         9,000,000      9,269,730
Guam Power Authority Rev., "A", AMBAC,
5.25%, 2013 (u)                                        1,000,000      1,040,010
Puerto Rico Electric Power Authority Rev.,
"II", 5.25%, 2012 (c)                                    875,000        947,581
Southeastern Alabama Gas District Systems
Rev., "A", AMBAC, 5.5%, 2010 (c)                       1,000,000      1,068,050
Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022         400,000        406,436
-------------------------------------------------------------------------------
                                                                    $13,773,237
-------------------------------------------------------------------------------
Utilities - Other - 1.3%
-------------------------------------------------------------------------------
Foley, AL, Utilities Board Utilities Rev.,
FSA, 5%, 2025                                         $1,000,000    $ 1,040,380
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 14.1%
-------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority,
Revolving Fund Loan, "A", AMBAC, 6%, 2021             $  725,000    $   771,342
Alabama Drinking Water Finance Authority,
Revolving Fund Loan, "C", AMBAC, 5.75%, 2018           1,000,000      1,063,630
Alabama Water Pollution Control Authority,
Revolving Fund Loan, AMBAC, 5.75%, 2019                1,000,000      1,038,430
Alabama Water Pollution Control Authority,
Revolving Fund Loan, "B", AMBAC, 5.5%, 2020            1,380,000      1,389,205
Alabaster, AL, Sewer Rev., MBIA, 5%, 2029                750,000        772,193
Bessemer, AL, Water Rev., Warrants, "A",
AMBAC, 5.75%, 2026                                     1,000,000      1,011,260
Birmingham, AL, Waterworks & Sewer Board
Rev., "A", FGIC, 5%, 2034                              1,365,000      1,408,271
Birmingham, AL, Waterworks & Sewer Board
Rev., "A", FSA, 4.5%, 2035                               500,000        480,235
Jasper, AL, Waterworks & Sewer Board, "A",
AMBAC, 5.2%, 2011 (c)                                    750,000        798,690
Limestone County, AL, Water Authority,
FGIC, 5.5%, 2009 (c)                                   2,650,000      2,736,417
Ozark, AL, Utilities Board Water & Sewer
Rev., AMBAC, 5%, 2011 (c)                                100,000        103,021
-------------------------------------------------------------------------------
                                                                    $11,572,694
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $84,219,415)                $86,999,263
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.1%
-------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev.
(Exxon Mobil Corp.), 3.94%, due
10/01/07, at Identified Cost                          $  100,000    $   100,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $84,319,415) (k)                $87,099,263
-------------------------------------------------------------------------------
Other Assets, Less Liabilities - (6.4)%                              (5,216,341)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $81,882,922
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07
                                                                                                                  UNREALIZED
                       NOTIONAL                                        CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT             COUNTERPARTY                TO RECEIVE               TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS
12/01/07         USD  2,000,000    Merrill Lynch Capital               7-Day BMA         2.795% (fixed rate)       $  4,378
                                   Services
12/01/09         USD  1,500,000    Merrill Lynch Capital               7-Day BMA         3.180% (fixed rate)         (1,970)
                                   Services
 1/09/18         USD  1,250,000    Merrill Lynch Capital          5.771% (fixed rate)       3-Month LIBOR            54,063
                                   Services
 1/09/23         USD  1,000,000    Citibank                       5.920% (fixed rate)       3-Month LIBOR            56,850
 2/20/23         USD  1,000,000    Goldman Sachs International    4.093% (fixed rate)         7-Day BMA              19,118
11/01/27         USD  1,000,000    Citibank                       4.186% (fixed rate)         7-Day BMA              23,202
 1/09/28         USD  1,250,000    Citibank                       5.902% (fixed rate)       3-Month LIBOR            71,936
 3/05/28         USD  1,000,000    Citibank                       4.058% (fixed rate)         7-Day BMA               5,360
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $232,937
---------------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.8%
-------------------------------------------------------------------------------
ISSUER                                                SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------
Airport and Port Revenue - 0.6%
-------------------------------------------------------------------------------
Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019  $  800,000   $    818,120
-------------------------------------------------------------------------------
General Obligations - General Purpose - 9.9%
-------------------------------------------------------------------------------
Arkansas College Savings, "A", ETM, 0%, 2017 (c)      $1,840,000   $  1,237,308
Commonwealth of Puerto Rico, ETM, 5.5%, 2019 (u)       2,500,000      2,659,825
Commonwealth of Puerto Rico, MBIA, 5.75%, 2020 (u)     6,000,000      6,346,740
Commonwealth of Puerto Rico, Public Improvement,
"A", 5.25%, 2027                                       2,000,000      2,075,080
Commonwealth of Puerto Rico, Public Improvement,
"A", CIFG, 5%, 2034                                    1,000,000      1,032,850
-------------------------------------------------------------------------------
                                                                   $ 13,351,803
-------------------------------------------------------------------------------
General Obligations - Improvement - 7.8%
-------------------------------------------------------------------------------
Puerto Rico Municipal Finance Agency,
5.5%, 2009 (c)(u)                                     $6,500,000   $  6,801,860
Puerto Rico Municipal Finance Agency, "A", FSA,
5.5%, 2017 (u)                                         1,470,000      1,538,267
Puerto Rico Public Buildings Authority Rev.
(State Office Building), "F", XLCA, 5.25%, 2025        2,000,000      2,223,460
-------------------------------------------------------------------------------
                                                                   $ 10,563,587
-------------------------------------------------------------------------------
General Obligations - Schools - 5.8%
-------------------------------------------------------------------------------
Arkansas, Capital Appreciation, College Savings,
"B", ETM, 0%, 2012 (c)                                $1,200,000   $  1,007,808
Arkansas, Capital Appreciation, College Savings,
"B", ETM, 0%, 2013 (c)                                 1,000,000        807,170
Arkansas, Capital Appreciation, College Savings,
"B", ETM, 0%, 2014 (c)                                 1,150,000        891,446
Arkansas, Capital Appreciation, College Savings,
"B", ETM, 0%, 2015 (c)                                 1,100,000        815,782
Little Rock, AR, School District Construction,
"C", FSA, 5%, 2017                                     1,000,000      1,035,230
Little Rock, AR, School District,
"A", FSA, 5.4%, 2010 (c)                               1,000,000      1,041,610
Northwest Arkansas Community College District,
Capital Improvement, AMBAC, 5%, 2028                   1,380,000      1,433,033
Pine Bluff, AR, School District Construction,
MBIA, 4.75%, 2033                                        800,000        800,928
-------------------------------------------------------------------------------
                                                                   $  7,833,007
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 9.4%
-------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev.
(Washington Regional Medical Center),
7.25%, 2010 (c)                                       $  500,000   $    540,485
Arkansas Development Finance Authority, Health
Refunding Rev. (Sister of Mercy),
"A", MBIA, 5%, 2013                                    4,050,000      4,171,257
Batesville, AR, Medical District Rev.
(White River Medical Center), 5.5%, 2024                 750,000        757,740
Baxter County, AR, Hospital Rev.
(Baxter Regional Hospital), 5%, 2026                   1,000,000        974,890
Baxter County, AR, Hospital Rev., Refunding
& Improvement, "B", 5.6%, 2009(c)                      1,500,000      1,556,850
Crittenden County, AR, Hospital Rev., Refunding
& Improvement, 7.15%, 2025                               750,000        777,997
Jefferson County, AR, Hospital Rev., Refunding
& Improvement (Regional Medical Center), 5.8%, 2021    1,000,000      1,047,140
Little Rock, AR, Health Facilities Hospital Board
Rev. (Baptist Medical Center), 6.9%, 2009                400,000        420,444
North Little Rock, AR, Health Facilities Board Rev.
(Baptist Health Facilities), 5.7%, 2022                  500,000        512,765
Sebastian County, AR, Health Facilities Improvement
Rev.(Sparks Regional Medical Center),
"A", 5.25%, 2021                                       1,000,000      1,001,280
Washington County, AR, Hospital Rev. (Regional
Medical Center), "A", 5%, 2035                         1,000,000        941,760
-------------------------------------------------------------------------------
                                                                   $ 12,702,608
-------------------------------------------------------------------------------
Industrial Revenue - Other - 0.2%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery
Facilities Rev. (Hovensa Coker Project),
5.875%, 2022                                          $  335,000   $    344,625
-------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.2%
-------------------------------------------------------------------------------
Arkansas Development Finance Authority,
Industrial Facilities Rev. (Potlatch Corp.),
"A", 7.75%, 2025                                      $  250,000   $    275,760
Camden, AR, Environmental Improvement Rev.
(International Paper Co.), "A", 5%, 2018                 750,000        743,055
Pine Bluff, AR, Environmental Improvement
(International Paper Co.), "A", 5.55%, 2022              250,000        252,220
Pine Bluff, AR, Environmental Refunding
(International Paper Co.), "A", 6.7%, 2020               300,000        316,908
-------------------------------------------------------------------------------
                                                                   $  1,587,943
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.7%
-------------------------------------------------------------------------------
Fort Smith, AR, Residential Housing Facilities
Board Rev. (Gorman Towers), "A", GNMA, 5.45%, 2037    $1,000,000   $  1,018,610
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.4%
-------------------------------------------------------------------------------
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 0%, 2056                              $9,770,000   $    804,364
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 5.25%, 2057                            1,010,000      1,047,612
-------------------------------------------------------------------------------
                                                                   $  1,851,976
-------------------------------------------------------------------------------
Single Family Housing - Local - 7.3%
-------------------------------------------------------------------------------
Harrison, AR, Residential Housing Facilities Board,
Single Family Mortgage Rev., FGIC, ETM,
7.4%, 2011 (c)                                        $4,000,000   $  4,531,000
Lonoke County, AR, Residential Housing Facilities
Rev., "A-2", FNMA, 7.9%, 2011                             53,834         54,098
Pulaski County, AR, Public Facilities Board Rev.,
"A", GNMA, 5.75%, 2034                                 1,825,000      1,849,163
Pulaski County, AR, Public Facilities Board Rev.,
"C", FNMA, 0%, 2014                                    2,750,000      2,034,698
Sherwood, AR, Residential Housing Facilities Board,
Single Family Rev., MBIA, 7.5%, 2010 (c)               1,250,000      1,380,863
-------------------------------------------------------------------------------
                                                                   $  9,849,822
-------------------------------------------------------------------------------
Single Family Housing - State - 8.4%
-------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev.,
Mortgage Backed Securities Program,
"B", GNMA, 5%, 2029                                   $  185,000   $    185,239
Arkansas Development Finance Authority Rev.,
Mortgage Backed Securities Program,
"B", GNMA, 4.45%, 2034                                   795,000        787,225
Arkansas Development Finance Authority Rev.,
Mortgage Backed Securities Program,
"C", GNMA, 5.35%, 2027                                 1,560,000      1,578,143
Arkansas Development Finance Authority Rev.,
Mortgage Backed Securities Program,
"C", 5.625%, 2035                                      1,695,000      1,785,598
Arkansas Development Finance Authority Rev.,
Mortgage Backed Securities Program,
"D", GNMA, 5.85%, 2024                                   665,000        673,499
Arkansas Development Finance Authority Rev.,
Mortgage Backed Securities Program,
"E", GNMA, 5.4%, 2034                                    700,000        712,824
Arkansas Development Finance Authority,
Mortgage Backed Securities Program, "C", 5.3%, 2023      310,000        313,574
Arkansas Development Finance Authority, Mortgage
Backed Securities Program, "I", GNMA, 5.3%, 2033         345,000        347,360
Arkansas Development Finance Authority, Mortgage
Rev., "B", GNMA, 4.85%, 2031                             950,000        919,989
Arkansas Development Finance Authority, Mortgage
Rev., "B", GNMA, 5.25%, 2035                           2,420,000      2,461,769
Arkansas Development Finance Authority, Single
Family Mortgage Rev., "B", GNMA, 5.125%, 2024            445,000        449,481
Arkansas Housing Development Agency, Single Family
Rev., Mortgage Program, 8.375%, 2011 (c)               1,000,000      1,165,790
-------------------------------------------------------------------------------
                                                                   $ 11,380,491
-------------------------------------------------------------------------------
State & Local Agencies - 2.0%
-------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev.,
Environmental State Agency Facilities,
"A", AMBAC, 5%, 2040                                  $2,500,000   $  2,565,550
Arkansas Development Finance Authority, Economic
Development Rev. (Agritecsorbents LLC),
"B", 5%, 2018                                            175,000        178,715
-------------------------------------------------------------------------------
                                                                   $  2,744,265
-------------------------------------------------------------------------------
Tax - Other - 3.1%
-------------------------------------------------------------------------------
Little Rock, AR, Hotel & Restaurant Gross Receipts
Tax Rev., 7.375%, 2015                                $2,790,000   $  3,204,399
Virgin Islands Public Finance Authority Rev.,
"A", 5.5%, 2022                                        1,000,000      1,016,250
-------------------------------------------------------------------------------
                                                                   $  4,220,649
-------------------------------------------------------------------------------
Tobacco - 2.2%
-------------------------------------------------------------------------------
Arkansas Development Finance Authority, Tobacco
Settlement Rev. (Cancer Research Center Project),
AMBAC, 0%, 2026                                       $2,000,000   $    829,600
Arkansas Development Finance Authority,Tobacco
Settlement Rev. (Cancer Research Center Project),
AMBAC, 0%, 2027                                        1,940,000        763,390
Arkansas Development Finance Authority, Tobacco
Settlement Rev. (Cancer Research Center Project),
AMBAC, 0%, 2036                                        1,200,000        287,004
Arkansas Development Finance Authority, Tobacco
Settlement Rev. (Cancer Research Center Project),
"N", AMBAC, 0%, 2030                                   1,725,000        578,720
Children's Trust Fund, Tobacco Settlement Rev.,
Puerto Rico, 5.375%, 2033                                225,000        224,932
Children's Trust Fund, Tobacco Settlement Rev.,
Puerto Rico, 5.5%, 2039                                  290,000        290,319
-------------------------------------------------------------------------------
                                                                   $  2,973,965
-------------------------------------------------------------------------------
Transportation - Special Tax - 2.5%
-------------------------------------------------------------------------------
Puerto Rico Highway & Transportation Authority,
"B", MBIA, 5.875%, 2010 (c)                           $2,000,000   $  2,144,040
Puerto Rico Highway & Transportation Authority,
"G", FGIC, 5%, 2022                                      500,000        523,575
Puerto Rico Highway & Transportation Authority,
"G", 5%, 2023                                            750,000        766,463
-------------------------------------------------------------------------------
                                                                   $  3,434,078
-------------------------------------------------------------------------------
Universities - Colleges - 18.9%
-------------------------------------------------------------------------------
Arkansas University Rev., Student Fee,
AMBAC, 5%, 2032                                       $2,495,000   $  2,583,672
Conway, AR, Public Facilities Board, Capital
Improvement Rev. (Hendrix College), "B", 5%, 2035      1,000,000      1,003,500
Pulaski, AR, Student Tuition & Fee Rev.
(Technical College), FGIC, 5%, 2029                    1,820,000      1,865,263
Pulaski, AR, Student Tuition & Fee Rev.
(Technical College), AMBAC, 4.5%, 2031                   690,000        668,272
Siloam Springs, AR, Public Education Facilities,
Capital Improvement Rev. (John Brown University),
AMBAC, 5.35%, 2020                                       500,000        519,680
University of Arkansas, University Construction
Rev. (Monticello), AMBAC, 5%, 2025                     1,525,000      1,581,318
University of Arkansas, University Construction
Rev. (UAMS Campus), "B", MBIA, 5%, 2026                1,405,000      1,460,947
University of Arkansas, University Construction
Rev. (UAMS Campus), "B", MBIA, 5%, 2027                1,000,000      1,037,960
University of Arkansas, University Construction
Rev. (UAMS Campus), "B", MBIA, 5%, 2034                3,290,000      3,384,620
University of Arkansas, University Facilities Rev.
(Fayetteville Campus), FGIC, 5%, 2027                  3,155,000      3,245,769
University of Arkansas, University Facilities Rev.
(Fayetteville Campus), FGIC, 5%, 2032                  2,500,000      2,556,850
University of Arkansas, University Facilities Rev.
(Pine Bluff Campus), "A", AMBAC, 5%, 2030              1,000,000      1,037,240
University of Arkansas, University Facilities Rev.
(UAMS Campus), FGIC, 5%, 2028                          2,000,000      2,076,400
University of Central Arkansas Rev., "A",
AMBAC, 5%, 2023                                        1,100,000      1,105,687
University of Central Arkansas, Student Housing
Rev., "C", FGIC, 5%, 2034                                250,000        252,840
University of Puerto Rico Rev., "Q", 5%, 2036          1,145,000      1,148,114
-------------------------------------------------------------------------------
                                                                   $ 25,528,132
-------------------------------------------------------------------------------
Universities - Dormitories - 2.5%
-------------------------------------------------------------------------------
Arkansas State University, Housing Systems
Rev., AMBAC, 5.15%, 2021                              $1,240,000   $  1,281,404
Arkansas Technical University, Housing Systems
Rev., AMBAC, 5.2%, 2026                                1,000,000      1,060,000
Pope County, AR, Residential Housing, Facilities
Board Rev. (Arkansas Technical University Project),
"A", 6%, 2027                                            500,000        501,755
University of Central Arkansas, Student Housing
Rev., "C", FGIC, 5.25%, 2029                             500,000        510,425
-------------------------------------------------------------------------------
                                                                   $  3,353,584
-------------------------------------------------------------------------------
Utilities - Investor Owned - 0.6%
-------------------------------------------------------------------------------
Jefferson County, AR, Pollution Control Rev.
(Entergy Arkansas, Inc., Project), 4.6%, 2017         $  750,000   $    751,972
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 9.0%
-------------------------------------------------------------------------------
Benton, AR, Utilities Rev., AMBAC, 5%, 2030           $  470,000   $    481,271
Benton, AR, Utilities Rev., AMBAC, 5%, 2036            2,000,000      2,062,020
North Little Rock, AR, Electric Rev., "A",
MBIA, 6.5%, 2010                                       1,275,000      1,331,483
North Little Rock, AR, Electric Rev., "A",
MBIA, 6.5%, 2015                                       6,000,000      6,773,280
Puerto Rico Electric Power Authority Rev., "NN",
5.125%, 2013 (c)                                       1,000,000      1,078,990
Puerto Rico Electric Power Authority, "TT",
5%, 2027                                                 470,000        478,314
-------------------------------------------------------------------------------
                                                                   $ 12,205,358
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 11.3%
-------------------------------------------------------------------------------
Arkansas Development Finance Authority, Economic
Development Rev., "I", AMBAC, 5.65%, 2014             $   70,000   $     70,109
Benton Washington Regional Public Water Authority
Rev., XCLA, 4.75%, 2033                                1,000,000        995,560
Fort Smith, AR, Water & Sewer Rev., AMBAC,
5.65%, 2009 (c)                                        1,000,000      1,041,850
Fort Smith, AR, Water & Sewer Rev., "C", FSA,
5.25%, 2020                                            1,315,000      1,385,103
Fort Smith, AR, Water & Sewer Rev., Refunding &
Construction, "A", FSA, 5%, 2019                       2,125,000      2,200,352
Fort Smith, AR, Water & Sewer Rev., Refunding &
Construction, "A", FSA, 5%, 2021                       2,750,000      2,831,152
Little Rock, AR, Sewer Rev., "A", FSA, 4.375%, 2033      850,000        801,763
Little Rock, AR, Sewer Rev., Refunding &
Construction, 5%, 2022                                 1,750,000      1,797,058
Paragould, AR, Water Sewer & Electric Rev., AMBAC,
5.6%, 2010 (c)                                           765,000        812,170
Rogers, AR Sewer Rev., Improvement, AMBAC, 5%, 2037    1,000,000      1,027,710
South Sebastian County, AR, Water Refunding Rev.,
MBIA, 5%, 2038                                         1,000,000      1,005,110
Virgin Islands Water & Power Authority Rev.,
ASST GTY, RADIAN, 5.3%, 2018                           1,250,000      1,271,725
-------------------------------------------------------------------------------
                                                                   $ 15,239,662
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $136,924,736)              $141,754,257
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.3%
-------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "B", 4.04%, due 10/01/07         $  100,000   $    100,000
Mt. Vernon Industrial Pollution Control Rev.
(General Electric Co. Project), 4.04%, due 10/01/07      200,000        200,000
Sevier County, TN, Public Building Authority Rev.,
Government Public Improvement III, "A-2",
3.88%, due 10/04/07                                      100,000        100,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                       $    400,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $137,324,736) (k)              $142,154,257
-------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.1)%                              (6,842,512)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $135,311,745
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07
                                                                                                                  UNREALIZED
                       NOTIONAL                                        CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT          COUNTERPARTY                   TO RECEIVE               TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  3,000,000    Merrill Lynch Capital               7-Day BMA         2.795% (fixed rate)       $  6,567
                                   Services
12/01/09         USD  2,500,000    Merrill Lynch Capital               7-Day BMA         3.180% (fixed rate)         (3,284)
                                   Services
 1/09/23         USD  1,500,000    Citibank                       5.920% (fixed rate)       3-Month LIBOR            85,275
 2/20/23         USD  1,500,000    Goldman Sachs International    4.093% (fixed rate)         7-Day BMA              28,677
11/01/27         USD  1,500,000    Citibank                       4.186% (fixed rate)         7-Day BMA              34,802
 3/05/28         USD  2,000,000    Citibank                       4.058% (fixed rate)         7-Day BMA              10,720
 1/08/28         USD  1,500,000    Citibank                       5.902% (fixed rate)       3-Month LIBOR            86,325
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $249,082
---------------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 102.4%
-------------------------------------------------------------------------------
ISSUER                                                SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------
Airport & Port Revenue - 2.0%
-------------------------------------------------------------------------------
Long Beach, CA, Harbor Rev., "A", FGIC, 5.25%, 2018  $ 3,500,000   $  3,630,200
Palm Springs, CA, Palm Springs International
Airport, 5.55%, 2028                                     530,000        531,404
Port Oakland, CA, "K", FGIC, 5.75%, 2020               4,000,000      4,176,680
-------------------------------------------------------------------------------
                                                                   $  8,338,284
-------------------------------------------------------------------------------
General Obligations - General Purpose - 11.9%
-------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)    $ 3,000,000   $  3,385,830
Commonwealth of Puerto Rico, Public Improvement,
FGIC, 5.5%, 2016 (u)                                   6,600,000      7,417,278
Los Angeles, CA, FGIC, 5.25%, 2014 (u)                10,810,000     11,892,405
State of California, 10%, 2007                         1,055,000      1,055,000
State of California, 5.125%, 2025                      2,000,000      2,078,080
State of California, 5.25%, 2029                       2,000,000      2,074,060
State of California, 5%, 2031                          3,980,000      4,051,202
State of California, 5%, 2032                          3,000,000      3,062,040
State of California, AMBAC, 7.2%, 2008                 1,600,000      1,630,192
State of California, AMBAC, 6.3%, 2010                 3,000,000      3,227,880
State of California, AMBAC, 7%, 2010                   2,000,000      2,195,560
State of California, XLCA, 5.75%, 2009 (c)(u)            440,000        465,815
State of California, XLCA, 5.75%, 2009 (c)(u)            200,000        211,734
State of California, XLCA, 5.75%, 2009 (c)(u)          1,860,000      1,969,126
State of California, Various Purposes, 4.75%, 2034     3,130,000      3,083,551
State of California, Various Purposes, "91",
5%, 2028                                               3,000,000      3,076,470
-------------------------------------------------------------------------------
                                                                   $ 50,876,223
-------------------------------------------------------------------------------
General Obligations - Improvement - 0.6%
-------------------------------------------------------------------------------
Citrus, CA, Community College District, Election
of 2004, "B", MBIA, 4.75%, 2031                      $ 2,500,000   $  2,524,950
-------------------------------------------------------------------------------
General Obligations - Schools - 16.5%
-------------------------------------------------------------------------------
Antelope Valley, CA (Union High School),
"A", MBIA, 5%, 2027                                  $ 1,500,000   $  1,553,535
Butte Glenn Community College District,
"A", MBIA, 5%, 2026                                    1,885,000      1,960,155
Campbell, CA, Union High School District,
FSA, 5%, 2021                                          1,280,000      1,326,784
Campbell, CA, Union High School District, Election
of 2002, "B", FGIC, 5.5%, 2012 (c)                     2,270,000      2,510,484
Capistrano, CA, Union High School District, "A",
FGIC, 5.875%, 2020                                     1,185,000      1,260,591
Chaffey, CA, Union High School District, "C",
FSA, 5%, 2027                                          1,000,000      1,036,860
Coast Community College District, CA, Capital
Appreciation, Election of 2002, "C", FSA, 0%, 2033     5,000,000      1,266,500
Colton, CA, Joint Union School District, "A",
FGIC, 5.375%, 2026                                     1,200,000      1,290,444
Colton, CA, Joint Union School District, Election
of 2001, "C", FGIC, 0%, 2032                           1,000,000        281,320
Colton, CA, Joint Union School District, Election
of 2001, "C", FGIC, 0%, 2033                           3,000,000        798,750
Coronado, CA, Union School District, "A",
5.7%, 2020                                             1,285,000      1,368,127
Escondido, CA, Union School District, "A", FSA,
5%, 2012 (c)                                           1,000,000      1,066,970
Folsom Cordova, CA, Union School District,
Facilities Improvement, "A", MBIA, 0%, 2025            1,505,000        653,501
Gilroy Cauni School District, Election of 2002,
"N", FGIC, 5%, 2027                                    1,190,000      1,240,706
Glendale, CA, Union School District, "B", FSA,
5.5%, 2018                                             4,275,000      4,392,691
Hillsborough, CA, School District, Capital
Appreciation, Election of 2002, "B", 0%, 2023          2,285,000      1,103,061
Hillsborough, CA, School District, Capital
Appreciation, Election of 2002, "B", 0%, 2024          2,640,000      1,211,390
Inglewood, CA, Union School District, "A", FGIC,
6%, 2009 (c)                                           1,695,000      1,796,480
Little Lake, CA, City School District, "A",
FSA, 6.125%, 2010 (c)                                  1,035,000      1,117,107
Live Oak, CA, School District, Santa Cruz County,
Election of 2004, "A", MBIA, 5%, 2033                  1,410,000      1,471,123
Los Angeles, CA, Union School District, FSA,
5.25%, 2013 (c)(u)                                    10,000,000     10,881,300
Los Angeles, CA, Union School District, Election
of 1997, "E", MBIA, 5.125%, 2012 (c)                   5,000,000      5,352,100
Moreland, CA, School District, Election of 2002,
"B", FGIC, 0%, 2028                                    1,440,000        538,373
Moreno Valley, CA, Union School District, Election
of 2004, "A", FSA, 5%, 2014 (c)                        1,075,000      1,168,041
Moreno Valley, CA, Union School District, Election
of 2004, "A", FSA, 5%, 2014 (c)                        1,715,000      1,863,433
Morgan Hill, CA, Union School District, FGIC,
5.5%, 2010 (c)                                         2,545,000      2,709,509
Natomas Union School District, Election of 2002
"B", FGIC, 5%, 2028                                    1,430,000      1,483,182
Oceanside, CA, Union School District, Election
of 2000, "C", MBIA, 5.25%, 2032                        1,940,000      2,029,744
Palos Verdes Peninsula, CA, Capital Appreciation,
"N", FSA, 0%, 2029                                     4,405,000      1,554,701
Perris, CA, Union School District, "A",
FGIC, 0%, 2027                                         3,100,000      1,217,370
San Gabriel, CA, Union School District, "A",
FSA, 5%, 2024                                          2,000,000      2,072,680
San Ysidro, CA, School District, AMBAC,
6.125%, 2021                                             960,000      1,095,946
Santa Clara, CA, Union School District, FGIC,
5.5%, 2019                                             2,210,000      2,336,324
Santa Clarita, CA, Community College District,
Capital Appreciation, Election of 2006,
MBIA, 0%, 2033                                         5,625,000      1,501,369
Santa Maria, CA, Joint Union High School District,
"A", FSA, 5.375%, 2015 (c)                             1,120,000      1,266,518
Santa Maria, CA, Joint Union High School District,
"A", FSA, 5.375%, 2015 (c)                             1,210,000      1,368,292
Sausalito Marin City, CA, School District, Capital
Appreciation, Election of 2004, "B", MBIA, 0%, 2039    1,315,000        250,363
Sausalito Marin City, CA, School District, Capital
Appreciation, Election of 2004, "B", MBIA, 0%, 2040    1,400,000        252,196
Tehachapi, CA, Union School District, "A", FGIC,
5.625%, 2009 (c)                                       1,100,000      1,154,109
Walnut Valley, CA, Union School District, Election
of 2000, "E", FSA, 0%, 2028                            1,535,000        573,890
Washington, CA, Union School District, Election
of 1999, "A", FGIC, 5.625%, 2021                       1,000,000      1,073,420
-------------------------------------------------------------------------------
                                                                   $ 70,449,439
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 12.0%
-------------------------------------------------------------------------------
Abag Finance Authority Rev. (San Diego Hospital),
"C", 5.375%, 2020                                    $ 2,000,000   $  2,047,220
California Health Facilities Financing Authority
Rev. (Sutter Health), "A", 5%, 2042                    3,000,000      3,021,690
California Health Facilities Financing Authority
Rev., Catholic Healthcare West, "G", 5.25%, 2023       2,000,000      2,047,700
California Health Facilities Financing Authority
Rev., Cedars Sinai Medical Center, 5%, 2027            1,000,000      1,010,580
California Health Facilities Financing Authority
Rev., Health Facilities (Adventist Health
Systems), "A", 5%, 2033                                1,750,000      1,732,535
California Municipal Finance Authority,
Certificates of Participation (Community
Hospitals, Central California), 5.25%, 2037            2,000,000      1,935,920
California Statewide Communities Development
Authority Rev. (Henry Mayo Newhall Memorial
Hospital), "A", CHFC, 5%, 2018                         2,000,000      2,060,740
California Statewide Communities Development
Authority Rev. (Kaiser Permanente), "A", 5.5%, 2032    2,000,000      2,056,900
California Statewide Communities Development
Authority Rev. (Los Angeles Children's Hospital),
5.125%, 2019                                           4,000,000      4,032,520
California Statewide Communities Development
Authority Rev. (Valleycare Health Systems),
"A", 5.125%, 2031                                      2,000,000      1,870,820
California Statewide Communities Development
Authority Rev., ETM, CHFC, 0%, 2008 (c)                6,345,000      6,159,345
California Statewide Communities Development
Authority Rev., Health Facilities (Memorial Health
Services), "A", 6%, 2023                               1,500,000      1,616,010
California Statewide Communities Development
Authority Rev., "B", 5.625%, 2042                      4,000,000      4,134,440
California Valley Health Systems, COP, 6.875%, 2023      455,000        455,100
Central California Joint Powers Health Financing
(Community Hospitals of Central California),
5.625%, 2011 (c)                                       1,000,000      1,076,700
Kaweah Delta Health Care District Rev.,
6%, 2012 (c)                                           2,000,000      2,254,040
Rancho Mirage, CA, Joint Powers (Eisenhower
Medical Center), 5.625%, 2014 (c)                      3,000,000      3,364,530
Rancho Mirage, CA, Joint Powers (Eisenhower
Medical Center), "A", 5%, 2047                         3,000,000      2,921,670
Sierra View, CA, Local Health Care District
Rev., 5.25%, 2037                                      1,000,000      1,009,790
Tahoe Forest California Hospital District,
"A", 5.85%, 2009 (c)                                     795,000        842,247
Tahoe Forest California Hospital District,
"A", 5.85%, 2022                                         205,000        213,194
Turlock, CA, Health Facilities Rev. (Emanuel
Medical Center), 5%, 2024                                500,000        489,885
Turlock, CA, Health Facilities Rev. (Emanuel
Medical Center), 5.5%, 2037                            1,740,000      1,754,651
Washington Township, CA, Health Care Rev., 5%, 2018    1,000,000      1,017,670
West Contra Costa California Healthcare District,
AMBAC, 5.5%, 2029                                      2,000,000      2,092,580
-------------------------------------------------------------------------------
                                                                   $ 51,218,477
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.8%
-------------------------------------------------------------------------------
California Health Facilities Financing Authority
Rev. (Paradise Valley Estates), 5.125%, 2022         $ 1,000,000   $  1,026,490
California Statewide Communities Development
Authority Rev. (Senior Living Presbyterian Homes),
4.875%, 2036                                           1,000,000        927,470
La Verne, CA, COP (Brethren Hillcrest Homes), "B",
6.625%, 2025                                           1,000,000      1,060,490
Millbrae, CA, Residential Facilities Rev.
(Magnolia of Millbrae), "A", 7.375%, 2027                440,000        453,543
-------------------------------------------------------------------------------
                                                                   $  3,467,993
-------------------------------------------------------------------------------
Human Services - 0.4%
-------------------------------------------------------------------------------
California Statewide Communities Development
Authority (Prides Industries), 7.125%, 2009 (c)      $ 1,565,000   $  1,672,594
-------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.3%
-------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Solid Waste Disposal Rev. (Browning Ferris, Inc.),
"A", 5.8%, 2016                                      $ 2,000,000   $  2,021,720
California Pollution Control Financing Authority,
Solid Waste Disposal Rev. (Waste Management, Inc.),
"A", 5.125%, 2031                                      2,250,000      2,294,550
California Pollution Control Financing Authority,
Solid Waste Disposal Rev. (Waste Management, Inc.),
"A-2", 5.4%, 2025                                      1,250,000      1,251,687
-------------------------------------------------------------------------------
                                                                   $  5,567,957
-------------------------------------------------------------------------------
Industrial Revenue - Other - 0.5%
-------------------------------------------------------------------------------
California Enterprise Development Authority Sewer
Facilities Rev. (Anheuser-Busch), 5.3%, 2047         $ 1,000,000   $    995,010
Virgin Islands Public Finance Authority, Refinery
Facilities Rev. (Hovensa Coker Project),
5.875%, 2022                                             960,000        987,581
-------------------------------------------------------------------------------
                                                                   $  1,982,591
-------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.8%
-------------------------------------------------------------------------------
San Diego County, CA, COP (Burnham Institute for
Medical Research), 5%, 2034                          $ 1,000,000   $    948,970
San Diego County, CA, COP (Burnham Institute),
6.25%, 2009 (c)                                        2,300,000      2,442,669
-------------------------------------------------------------------------------
                                                                   $  3,391,639
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.1%
-------------------------------------------------------------------------------
California Statewide Communities Development
Authority Rev. (Irvine Apartments), 5.25%, 2025      $ 6,000,000   $  6,119,940
San Bernardino County, CA (Equity Residential/
Redlands), "A", 5.2%, 2029                             3,000,000      3,062,880
-------------------------------------------------------------------------------
                                                                   $  9,182,820
-------------------------------------------------------------------------------
Parking - 0.3%
-------------------------------------------------------------------------------
San Francisco, CA, Union Square, MBIA, 6%, 2020      $ 1,000,000   $  1,090,470
-------------------------------------------------------------------------------
Single Family Housing - Local - 2.7%
-------------------------------------------------------------------------------
California Housing Finance Agency Rev.,
"A", 4.95%, 2036                                     $ 3,400,000   $  3,311,668
California Rural Home Mortgage Finance Authority
Rev., GNMA, 7.3%, 2031                                    15,000         15,018
California Rural Home Mortgage Finance Authority
Rev., GNMA, 5.4%, 2036                                 2,500,000      2,652,525
California Rural Home Mortgage Finance Authority
Rev., "A", GNMA, 5.75%, 2044                           2,000,000      2,125,500
California Rural Home Mortgage Finance Authority
Rev., Mortgage Backed Securities Program, "B4",
GNMA, 6.35%, 2029                                         30,000         30,228
Pomona, CA, Single Family Mortgage Rev., ETM,
GNMA, 7.375%, 2010 (c)                                   890,000        938,469
Pomona, CA, Single Family Mortgage Rev., ETM,
GNMA, 7.5%, 2023 (c)                                   2,000,000      2,565,160
-------------------------------------------------------------------------------
                                                                   $ 11,638,568
-------------------------------------------------------------------------------
Single Family Housing - Other - 0.5%
-------------------------------------------------------------------------------
California Department of Veterans Affairs Rev.
"A", 4.6%, 2028                                      $ 2,320,000   $  2,290,513
-------------------------------------------------------------------------------
Single Family Housing - State - 1.7%
-------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home
Mortgage, FSA, 0%, 2019                              $ 1,305,000   $    623,725
California Housing Finance Agency Rev., Home
Mortgage, MBIA, 0%, 2028                               3,780,000      1,266,376
California Housing Finance Agency Rev., Home
Mortgage, "I", 4.75%, 2031                             3,000,000      2,867,880
California Housing Finance Agency Rev., Home
Mortgage, "N", FGIC, 5.05%, 2026                       2,480,000      2,494,905
-------------------------------------------------------------------------------
                                                                   $  7,252,886
-------------------------------------------------------------------------------
Solid Waste Revenue - 0.8%
-------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Solid Waste Disposal Rev. (West County Resource
Recovery), "A", 5.125%, 2014                         $ 1,000,000   $  1,006,930
South Bayside Waste Management Authority,
California Solid Waste System Rev., AMBAC,
5.75%, 2020                                            2,100,000      2,205,021
-------------------------------------------------------------------------------
                                                                   $  3,211,951
-------------------------------------------------------------------------------
State & Agency - Other - 1.1%
-------------------------------------------------------------------------------
Pasadena CA, COP, Old Pasadena Parking Facilities
Project, 6.25%, 2018                                 $ 2,820,000   $  3,091,369
Sacramento County, CA, COP, Capital Projects,
AMBAC, 5.75%, 2018                                     1,500,000      1,585,170
-------------------------------------------------------------------------------
                                                                   $  4,676,539
-------------------------------------------------------------------------------
State & Local Agencies - 12.7%
-------------------------------------------------------------------------------
Banning, CA, COP, Water Systems Improvement
Project, ETM, AMBAC, 8%, 2019 (c)                    $   880,000   $  1,075,254
California Department of Water Resources, Power
Supply Rev., "C", 5.25%, 2028                          2,500,000      2,588,875
California Public Works Board Lease Rev.,
Department of Corrections State Prison,
"A", 7.4%, 2010                                        5,000,000      5,516,050
California Public Works Board, Department of
Justice, "D", 5.25%, 2020                              1,565,000      1,631,231
Fortuna & Susanville, CA, COP, "B", 7.375%, 2017         585,000        593,746
Golden State, CA, Tobacco Securitization Corp.,
Tobacco Settlement Rev., "A", FSA, 0% to 2010,
4.55% to 2022                                          3,000,000      2,627,280
Golden State, CA, Tobacco Securitization Corp.,
Tobacco Settlement Rev., Enhanced, "A", 5%, 2045       5,500,000      5,492,740
Golden State, CA, Tobacco Securitization Corp.,
Tobacco Settlement Rev., Enhanced,
"B", 5.5%, 2013 (c)                                    7,000,000      7,660,310
Golden State, CA, Tobacco Securitization Corp.,
Tobacco Settlement Rev., Enhanced,
"B", 5.625%, 2013 (c)                                  5,000,000      5,503,350
Los Angeles, CA, COP, Antelope Valley Courthouse,
"A", AMBAC, 5.25%, 2010 (c)                            3,000,000      3,157,200
Los Angeles, CA, COP, Real Property Program,
AMBAC, 5.3%, 2027                                      3,000,000      3,152,670
Pomona, CA, Public Financing Authority Rev., "A",
AMBAC, 5%, 2042                                        3,735,000      3,852,466
Pomona, CA, Public Financing Authority Rev., "P",
6.25%, 2010                                            3,100,000      3,252,148
Sacramento, CA, City Financing Authority Rev.,
Capital Improvement, 5.5%, 2010 (c)                    1,635,000      1,735,667
Sacramento, CA, City Financing Authority Rev.,
City Hall & Redevelopment Projects, "A",
FSA, 5%, 2012 (c)                                      2,000,000      2,142,400
San Francisco, CA, City & County, COP (San Bruno
Jail No. 3), AMBAC, 5.25%, 2033                        3,930,000      4,055,721
-------------------------------------------------------------------------------
                                                                   $ 54,037,108
-------------------------------------------------------------------------------
Tax - Other - 2.0%
-------------------------------------------------------------------------------
Irvine, CA, School District Special Tax Rev.,
Community Facilities District No. 86-1, AMBAC,
5.8%, 2020                                           $ 3,500,000   $  3,575,915
Santa Cruz County, CA, Redevelopment Agency Tax
Allocation (Oak/Soquel Community), 5.6%, 2017          1,455,000      1,493,776
Virgin Islands Public Finance Authority Rev.,
"A", 5.5%, 2022                                        2,000,000      2,032,500
Virgin Islands Public Finance Authority Rev.,
"E", 5.875%, 2018                                      1,600,000      1,642,608
-------------------------------------------------------------------------------
                                                                   $  8,744,799
-------------------------------------------------------------------------------
Tax Assessment - 6.4%
-------------------------------------------------------------------------------
Duarte, CA, Redevelopment Agency Tax Allocation,
Davis Addition Project Area, 6.7%, 2014              $   260,000   $    268,148
Fontana, CA, Redevelopment Agency Tax Allocation
(Jurupa Hills Redevelopment Project),
"A", 5.5%, 2027                                        3,350,000      3,415,090
Huntington Park, CA, Public Financing Rev.
Wastewater Systems Project, "A", 6.2%, 2025            1,940,000      1,967,141
La Mirada, CA, Redevelopment Agency, Special Tax
Rev., Community Facilities District No. 89-1,
5.7%, 2020                                             1,500,000      1,518,060
Modesto, CA, Irrigation District, COP, Refunding
& Capital Improvements, "B", 5.3%, 2022                1,590,000      1,591,415
Orange County, CA, Community Facilities District,
Special Tax (Rancho Santa Margarita),
"A", 5.55%, 2017                                       1,000,000      1,009,620
Pittsburg, CA, Redevelopment Agency, Tax Allocation
(Los Medanos Community), "C", AMBAC, 4.5%, 2034        2,550,000      2,442,415
Poway, CA, Community Facilities District, Special
Tax (Parkway Business Center), 6.5%, 2010                715,000        741,233
Poway, CA, Community Facilities District, Special
Tax (Parkway Business Center), 6.75%, 2015               775,000        804,791
Riverside County, CA, Public Financing Authority,
Jurupa Valley, Tax Allocation, MBIA, 4.75%, 2035       2,400,000      2,396,304
Riverside County, CA, Public Financing Authority,
Tax Allocation Rev., XLCA, 5%, 2037                    3,000,000      3,051,330
Riverside County, CA, Redevelopment Agency, Tax
Allocation (Jurupa Valley Redevelopment Project),
MBIA, 4.5%, 2031                                       5,000,000      4,822,150
Riverside County, CA, Redevelopment Agency, Tax
Allocation, "A", XLCA, 5%, 2037                        2,000,000      2,052,200
San Diego, CA, Redevelopment Agency, Tax
Allocation (Centre City), "B", AMBAC, 5.3%, 2020       1,250,000      1,308,137
-------------------------------------------------------------------------------
                                                                   $ 27,388,034
-------------------------------------------------------------------------------
Tobacco - 4.7%
-------------------------------------------------------------------------------
California County, CA, Tobacco Securitization
Agency, Capital Appreciation Asset Backed (Gold
Country), 0%, 2033                                   $ 3,930,000   $    818,187
California County, CA, Tobacco Securitization
Corp., Tobacco Settlement, L.A. County, "A",
0% to 2010, 5.65% to 2041                              2,500,000      1,890,700
Children's Trust Fund, Tobacco Settlement Rev.,
Puerto Rico, "A", 0%, 2050                             2,000,000        125,140
Children's Trust Fund, Tobacco Settlement Rev.,
Puerto Rico, "B", 0%, 2055                             2,000,000         69,760
Golden State, CA, Tobacco Securitization Corp.,
Tobacco Settlement Rev., "A-1", 6.25%, 2013 (c)        2,935,000      3,217,318
Golden State, CA, Tobacco Securitization Corp.,
Tobacco Settlement Rev., "A-1", 5.75%, 2047           10,000,000      9,537,300
Golden State, CA, Tobacco Securitization Corp.,
Tobacco Settlement Rev., "A-1", 6.75%, 2013 (c)        2,645,000      3,062,249
Inland Empire, CA, Tobacco Securitization Corp.,
Tobacco Settlement Rev., Asset Backed, "C-1",
0%, 2036                                               5,000,000        774,650
Silicon Valley Tobacco Securitization Authority,
CA, Tobacco Settlement Rev. (Turbo-Santa Clara),
"A", 0%, 2036                                          5,000,000        754,150
-------------------------------------------------------------------------------
                                                                   $ 20,249,454
-------------------------------------------------------------------------------
Toll Roads - 0.6%
-------------------------------------------------------------------------------
Foothill/Eastern Corridor Agency, California
Toll Road Rev., Capital Appreciation,
"A", 7.1%, 2010 (c)                                  $ 2,500,000   $  2,743,300
-------------------------------------------------------------------------------
Universities - Colleges - 7.9%
-------------------------------------------------------------------------------
Cabrillo, CA, Community College District Capital
Appreciation, "A", MBIA, 0%, 2028                    $ 1,000,000   $    373,870
California Educational Facilities Authority Rev.
(Dominican University), 5%, 2036                       1,150,000      1,112,234
California Educational Facilities Authority Rev.
(Fresno Pacific University), "A", 6.75%, 2019          2,000,000      2,124,780
California Educational Facilities Authority Rev.
(L.A. College of Chiropractic), 5.6%, 2017             2,100,000      2,099,895
California Educational Facilities Authority Rev.
(Lutheran University), "C", 5%, 2029                   2,500,000      2,486,800
California Educational Facilities Authority Rev.
(Pomona College), "B", 5.875%, 2009 (c)                2,000,000      2,103,280
California Educational Facilities Authority Rev.
(Santa Clara University), "A", MBIA, 5%, 2027          1,340,000      1,379,275
California Educational Facilities Authority Rev.
(University Financing Project), 5%, 2017                 685,000        683,438
California Educational Facilities Authority Rev.
(University Financing Project), 5%, 2026               1,315,000      1,268,554
California Educational Facilities Authority Rev.
(University of La Verne), "A", 5%, 2029                1,500,000      1,453,605
California Educational Facilities Authority Rev.,
Pooled College & University Projects,
"B", 6.625%, 2020                                      1,000,000      1,080,130
California Statewide Communities, Notre Dame de
Namur University, 6.625%, 2033                         1,000,000      1,055,220
Chabot Las Positas, CA, Community College, Capital
Appreciation, "C", AMBAC, 0%, 2036                     3,800,000        898,054
Chabot Las Positas, CA, Community College, Capital
Appreciation, Election of 2004, "B",
AMBAC, 0%, 2027                                        5,000,000      1,892,200
Foothill-De Anza, CA, Community College District,
"A", AMBAC, 4.5%, 2031                                 5,000,000      4,822,550
Foothill-De Anza, CA, Community College District,
Election of 1999, "B", FGIC, 0%, 2025                  1,500,000        662,130
Long Beach, CA, Industrial Development Rev.
(CSU Foundation), "A", 5.25%, 2023                     1,450,000      1,462,832
San Mateo County, CA (Community College District,
2005 Election), "A", MBIA, 0%, 2026                    3,000,000      1,241,580
Santa Monica, CA (Community College District, 2002
Election), "C", MBIA, 0%, 2027                         2,000,000        736,840
University of California, "J", FSA, 4.5%, 2035         3,000,000      2,912,100
University of California, COP, San Diego Campus
Projects, "A", 5.25%, 2010 (c)                         1,840,000      1,929,111
-------------------------------------------------------------------------------
                                                                   $ 33,778,478
-------------------------------------------------------------------------------
Universities - Dormitories - 0.5%
-------------------------------------------------------------------------------
California Statewide Communities Development
Authority Rev. (Lancer Educational Student Housing
Project), 5.625%, 2033                               $ 2,000,000   $  1,953,400
-------------------------------------------------------------------------------
Universities - Secondary Schools - 1.0%
-------------------------------------------------------------------------------
California Statewide Communities Development
Authority Rev. (Escondido Charter High School),
7.5%, 2011 (c)                                       $ 1,000,000   $  1,158,790
California Statewide Communities Development
Authority Rev., Aspire Public Schools
(Oakland Project), "A", 7.25%, 2031                      945,000        961,623
Los Angeles, CA, COP, 5.7%, 2018                       1,900,000      1,948,355
-------------------------------------------------------------------------------
                                                                   $  4,068,768
-------------------------------------------------------------------------------
Utilities - Investor Owned - 1.5%
-------------------------------------------------------------------------------
California Pollution Control Financing Authority,
Pollution Control Rev. (Pacific Gas & Electric
Co.), MBIA, 5.35%, 2016                              $ 3,500,000   $  3,704,435
Chula Vista, CA, Industrial Development Rev.
(San Diego Gas), "B", 5%, 2027                         2,500,000      2,539,675
-------------------------------------------------------------------------------
                                                                   $  6,244,110
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 1.3%
-------------------------------------------------------------------------------
Glendale, CA, Electric Works Rev., MBIA,
5.75%, 2010 (c)                                      $ 1,420,000   $  1,506,478
Glendale, CA, Electric Works Rev., MBIA,
5.75%, 2010 (c)                                        1,160,000      1,230,644
Northern California Power Agency Public Power
Rev., 5.85%, 2010                                        880,000        922,319
Virgin Islands Water & Power Authority Rev.,
5.5%, 2017                                               800,000        824,432
Virgin Islands Water & Power Authority Rev.,
5.3%, 2018                                               250,000        249,572
Virgin Islands Water & Power Authority Rev.,
"A", 5.125%, 2013                                      1,000,000      1,004,620
-------------------------------------------------------------------------------
                                                                   $  5,738,065
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 7.8%
-------------------------------------------------------------------------------
California Department of Water Resources, Central
Valley Project Rev., "X", FGIC, 5%, 2029             $ 2,000,000      2,069,680
California Department of Water Resources, Water
Systems Rev., 7%, 2012                                 1,090,000      1,260,847
California Department of Water Resources, Water
Systems Rev., ETM, 7%, 2012 (c)                          405,000        470,339
Culver City, CA, Wastewater Facilities Rev., "A",
FGIC, 5.6%, 2019                                       1,000,000      1,055,460
El Monte, CA, Water Authority Rev., Water Systems
Project, AMBAC, 6%, 2010 (c)                           1,065,000      1,159,785
Hollister, CA, Joint Powers Financing Authority
Wastewater Rev. (Refining & Improvement Project),
"1", FSA, 5%, 2037                                     4,000,000      4,107,800
Livermore Amador Valley Water Management Rev.,
"A", AMBAC, 5%, 2031                                   4,875,000      5,000,872
Napa, CA, Water Rev., AMBAC, 4.375%, 2027              2,000,000      1,937,240
Placerville, CA, Public Financing Authority Rev.
(Wastewater Systems Refining & Improvement
Project), XCLA, 5%, 2034                               2,000,000      2,057,860
Southern California Metropolitan Water District
Rev., 5.75%, 2018 (u)                                 10,000,000     11,346,400
West Sacramento, CA, Financing Authority Rev.,
Water Systems Improvement Project, FGIC, 5%, 2032      2,750,000      2,834,782
-------------------------------------------------------------------------------
                                                                   $ 33,301,065
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $422,380,938)              $437,080,475
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.4%
-------------------------------------------------------------------------------
Blount County, TN, Public Building Authority
(Local Public Government), 4.1%, due 10/01/07        $ 1,400,000   $  1,400,000
California Department of Water Resources, Power
Supply Rev., "C-3", 3.69%, due 10/04/07                  600,000        600,000
California Health Facilities Financing Authority
Rev. (Adventist Health System), "A", 3.88%,
due 10/01/07                                             200,000        200,000
California Health Facilities Financing Authority
Rev. (Adventist Health System), "B", 3.88%,
due 10/01/07                                             675,000        675,000
California Health Facilities Financing Authority
Rev. (Adventist Health System), "C", 3.88%,
due 10/01/07                                           1,285,000      1,285,000
Orange County, CA, 3.85%, due 10/01/07                   100,000        100,000
Sevier County, TN, Public Building Authority,
3.88%, due 10/04/07                                      900,000        900,000
Sevier County, TN, Public Building Authority
Rev., Government Public Improvement III, "A-2",
3.88%, due 10/04/07                                      500,000        500,000
Sevier County, TN, Public Building Authority
Rev., Government Public Improvement III, "D-1",
3.88%, due 10/04/07                                      200,000        200,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST AND VALUE     $  5,860,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $428,240,938) (k)              $442,940,475
-------------------------------------------------------------------------------
Other Assets, Less Liabilities - (3.8)%                             (16,040,762)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $426,899,713
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07
                                                                                                            UNREALIZED
                       NOTIONAL                                     CASH FLOWS          CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT             COUNTERPARTY             TO RECEIVE            TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  9,000,000    Merrill Lynch Capital            7-Day BMA      2.795% (fixed rate)      $  19,700
                                   Services
12/01/09         USD  5,000,000    Merrill Lynch Capital            7-Day BMA      3.180% (fixed rate)         (6,568)
                                   Services
11/01/17         USD  4,000,000    Citibank                       3-Month LIBOR    5.558% (fixed rate)       (109,960)
 2/21/20         USD  4,000,000    Goldman Sachs International    3-Month LIBOR    5.456% (fixed rate)        (57,640)
 3/05/20         USD  4,000,000    Merrill Lynch Capital          3-Month LIBOR    5.115% (fixed rate)         62,040
                                   Services
10/24/22         USD  5,000,000    Goldman Sachs International      7-Day BMA      4.160% (fixed rate)       (140,095)
 3/12/28         USD  4,000,000    Goldman Sachs International      7-Day BMA      3.897% (fixed rate)         57,767
---------------------------------------------------------------------------------------------------------------------
                                                                                                            $(174,756)
---------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 107.5%
-------------------------------------------------------------------------------
ISSUER                                                SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------
Airport & Port Revenue - 4.6%
-------------------------------------------------------------------------------
Greater Orlando Aviation Authority Rev.,
"A", FGIC, 5.25%, 2018                                $1,000,000    $ 1,030,840
Lee County, FL, Airport Rev., "A", FSA,
5.875%, 2018                                           1,000,000      1,059,270
Miami-Dade County, FL, Aviation Rev., "C",
MBIA, 5.25%, 2018                                        500,000        510,150
Pensacola, FL, Airport Rev., "B", MBIA,
5.625%, 2014                                             500,000        510,750
-------------------------------------------------------------------------------
                                                                    $ 3,111,010
-------------------------------------------------------------------------------
General Obligations - General Purpose - 14.4%
-------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement,
MBIA, 5.75%, 2019 (u)                                 $2,000,000    $ 2,115,580
Florida Department of Transportation, 5%, 2017 (u)     6,000,000      6,179,340
Miami-Dade County, FL, Educational Facilities
Authority Rev. (University of Miami), "A",
AMBAC, 5.5%, 2010 (c)                                  1,400,000      1,478,470
-------------------------------------------------------------------------------
                                                                      9,773,390
-------------------------------------------------------------------------------
General Obligations - Schools - 6.8%
-------------------------------------------------------------------------------
Florida Board of Education, Capital Outlay,
9.125%, 2014                                          $2,600,000    $ 3,054,893
Florida Board of Education, Capital Outlay,
ETM, 9.125%, 2014 (c)                                    400,000        517,528
Florida Board of Education, Public
Education, "J", 5%, 2032                               1,000,000      1,027,280
-------------------------------------------------------------------------------
                                                                    $ 4,599,701
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 19.6%
-------------------------------------------------------------------------------
Brevard County, FL, Health Facilities Rev.
(Health First, Inc.), 5%, 2034                        $  500,000    $   496,370
Citrus County, FL, Hospital Development Authority
Rev. (Citrus Memorial Hospital), 6.25%, 2023             450,000        473,247
Denver, CO, Health & Hospital Authority Rev.,
"A", 6%, 2011 (c)                                        250,000        272,275
Hillsborough County, FL, Industrial
Development Authority Rev. (University
Community Hospital), MBIA, 6.5%, 2019                  1,000,000      1,182,120
Indiana Health & Educational Facilities Authority,
Hospital Rev. (Community Foundation of North
Indiana), "A", 6.375%, 2011 (c)                          380,000        420,398
Indiana Health & Educational Facilities Authority,
Hospital Rev. (Community Foundation of North
Indiana), "A", 6.375%, 2031                              120,000        124,285
Jacksonville, FL, Health Facilities Rev.
(Ascencion Health), "A", 5.25%, 2032                   1,000,000      1,021,960
Lakeland, FL, Hospital Systems Rev.
(Lakeland Regional Health Systems), 5.5%, 2012 (c)     1,000,000      1,096,360
Leesburg, FL, Hospital Rev. (Leesburg Regional
Medical Center), 5.5%, 2032                              750,000        759,600
Marion County, FL, Hospital District Rev.,
5.5%, 2009 (c)                                           480,000        503,006
Marion County, FL, Hospital District Rev.,
5.5%, 2014                                                20,000         20,576
Marshall County, AL, Health Care Authority
Rev., "A", 6.25%, 2022                                   500,000        538,365
Martin County, FL, Health Facilities Authority
Rev. (Martin Memorial Medical Center),
"A", 5.75%, 2012 (c)                                     500,000        552,735
Miami Beach, FL, Health Facilities Authority
Rev. (Mount Sinai Medical Center), "A", 6.7%, 2019       250,000        264,980
Miami Dade County, FL (Public Facilities
Jackson Health Systems), "A", MBIA, 5%, 2029           1,000,000      1,028,120
New Hampshire Health & Educational Facilities
Authority Rev. (Exeter Hospital), 6%, 2024               500,000        535,870
Orange County, FL, Health Facilities Authority
Hospital Rev. (Orlando Regional Healthcare),
5.75%, 2012 (c)                                        1,000,000      1,097,920
Rhode Island Health & Education Building Corp.
Rev., Hospital Financing (Lifespan Obligated
Group), 6.5%, 2012 (c)                                   500,000        564,175
South Dakota Health & Education Facilities
Authority Rev. (Prairie Lakes Health Care
System), 5.625%, 2032                                    500,000        510,520
Tallahassee, FL, Health Facilities Rev.
(Tallahassee Memorial Healthcare), 6.25%, 2020           300,000        309,666
Tallahassee, FL, Health Facilities Rev.
(Tallahassee Memorial Regional Medical
Center), MBIA, 6.625%, 2013                            1,000,000      1,002,240
Wisconsin Health & Educational Facilities Authority
Rev. (Marshfield Clinic), "A", 5.375%, 2034              500,000        489,275
-------------------------------------------------------------------------------
                                                                    $13,264,063
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.8%
-------------------------------------------------------------------------------
New Jersey Economic Development Authority
Rev. (Seashore Gardens), 5.375%, 2036                 $  300,000    $   280,974
Orange County, FL, Health Facilities Authority
Rev. (Orlando Lutheran Towers), 5.7%, 2026               250,000        251,998
-------------------------------------------------------------------------------
                                                                    $   532,972
-------------------------------------------------------------------------------
Human Services - 0.5%
-------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev.
(GF/Orlando Healthcare Facilities), 8.875%, 2021      $  300,000    $   330,966
-------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 1.1%
-------------------------------------------------------------------------------
Brazos River, TX, Brazoria County Environmental
Rev. (Dow Chemical, Co.), "A-7", 6.625%, 2033         $  500,000    $   540,720
Red River Authority, TX, Pollution Control
Rev. (Celanese Project) "B", 6.7%, 2030                  200,000        207,690
-------------------------------------------------------------------------------
                                                                    $   748,410
-------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.5%
-------------------------------------------------------------------------------
Nevada Department of Business & Industry
Rev. (Republic Services, Inc.), 5.625%, 2026          $  300,000    $   319,155
-------------------------------------------------------------------------------
Industrial Revenue - Other - 1.2%
-------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks
Project), "A", 6%, 2025                               $  130,000    $   131,719
Park Creek Metropolitan District, CO, Rev.
(Custodial Receipts), "CR-2", 7.875%, 2032(n)            160,000        173,962
Tooele County, UT, Hazardous Waste
Treatment Rev. (Union Pacific Corp.), 5.7%, 2026         500,000        510,845
-------------------------------------------------------------------------------
                                                                    $   816,526
-------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.8%
-------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp.,
Environmental Improvements Rev. (Mead Westvaco
Escanaba), "A", 6.25%, 2012 (c)                       $  500,000    $   553,855
-------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.5%
-------------------------------------------------------------------------------
Palm Beach County, FL, Industrial Development Rev.
(South Florida Fair Project), MBIA, 5.5%, 2020        $1,000,000    $ 1,043,100
-------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.3%
-------------------------------------------------------------------------------
Summit County, OH, Port Authority Building
Rev. (Seville Project), "A", 5.1%, 2025               $  200,000    $   197,472
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.5%
-------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority,
Multi-Family Rev. (Andrews Place II Apartments),
FSA, 5%, 2035                                         $  500,000    $   487,490
Florida Housing Finance Corp., Housing Rev.
(Augustine Club Apartments), "D-1", MBIA,
5.5%, 2010 (c)                                           500,000        535,875
Florida Housing Finance Corp., Housing Rev.
(Crossing at University Apartments), "Q-1",
AMBAC, 5.1%, 2018                                      1,020,000      1,029,109
Palm Beach County, FL, Housing Finance Authority
Rev. (Westlake Apartments Project, Phase II),
FSA, 4.3%, 2012                                          110,000        111,076
Tampa, FL, Housing Finance Authority, Multi-Family
Rev. (Meridian River Development Corp.), 4.75%, 2026     200,000        198,270
-------------------------------------------------------------------------------
                                                                    $ 2,361,820
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 4.0%
-------------------------------------------------------------------------------
Miami-Dade County, FL, Special Obligations,
Capital Appreciation, "A", MBIA, 0%, 2032             $2,000,000    $   559,560
Pasco County, FL, Sales Tax Rev. (Half Central),
AMBAC, 5%, 2023                                        1,000,000      1,039,120
Volusia County, FL, Tourist Development Tax
Rev., FSA, 5%, 2034                                      815,000        836,646
Wyandotte County, KS, Unified Government Special
Obligation Rev. (Sales Tax - Second Lien Area B),
5%, 2020                                                 250,000        252,080
-------------------------------------------------------------------------------
                                                                    $ 2,687,406
-------------------------------------------------------------------------------
Single Family Housing - Local - 3.1%
-------------------------------------------------------------------------------
Brevard County, FL, Housing Finance
Authority Rev. "B", GNMA, 6.5%, 2022                  $   29,000    $    29,545
Lee County, FL, Housing Finance Authority Rev.
(Multi-County Program), "A-1", GNMA, 7.2%, 2033           30,000         30,091
Manatee County, FL, Housing Finance Mortgage
Rev. (Single Family, Subordinated), Series 3,
GNMA, 5.3%, 2028                                          50,000         51,063
Miami-Dade County, FL, Housing Finance Authority
Rev. (Home Ownership Mortgage), "A-1",
GNMA, 5.2%, 2031                                         390,000        394,446
Palm Beach County, FL, Housing Finance
Authority Rev., "B", GNMA, 5.5%, 2022                     45,000         45,316
Pinellas County, FL, Housing Finance
Authority Rev. (Multi-County Program),
"A-1", GNMA, 5.5%, 2035                                  520,000        537,904
Pinellas County, FL, Housing Finance
Authority Rev. (Multi-County Program),
"B-1", GNMA, 6.2%, 2031                                   80,000         80,678
Pinellas County, FL, Housing Finance
Authority Rev., "A-1", GNMA, 4.85%, 2037                 965,000        924,161
-------------------------------------------------------------------------------
                                                                    $ 2,093,204
-------------------------------------------------------------------------------
Single Family Housing - State - 1.5%
-------------------------------------------------------------------------------
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage), "1", GNMA, 4.8%, 2031           $  990,000    $   953,261
Florida Housing Finance Corp. Rev.
(Homeowner Mortgage), "4", FSA, 5.85%, 2031               45,000         45,159
-------------------------------------------------------------------------------
                                                                    $   998,420
-------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%
-------------------------------------------------------------------------------
Delaware County, PA, Industrial Development
Authority, Resource Recovery Facilities
Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019         $  200,000    $   203,108
-------------------------------------------------------------------------------
State & Local Agencies - 3.1%
-------------------------------------------------------------------------------
Florida Municipal Loan Council Rev., "C",
MBIA, 5.25%, 2022                                     $1,000,000    $ 1,057,510
Osceola County, FL, School Board
Certificate, "A", AMBAC, 5.25%, 2012 (c)               1,000,000      1,079,530
-------------------------------------------------------------------------------
                                                                    $ 2,137,040
-------------------------------------------------------------------------------
Tax - Other - 2.6%
-------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax
Rev., Subordinated, AMBAC, 5.25%, 2012 (c)            $1,500,000    $ 1,603,140
Virgin Islands Public Finance Authority
Rev., "A", 5.25%, 2024                                   130,000        133,130
-------------------------------------------------------------------------------
                                                                    $ 1,736,270
-------------------------------------------------------------------------------
Tax Assessment - 5.1%
-------------------------------------------------------------------------------
Arborwood Community Development District, FL,
Special Assessment (Master Infrastructure
Projects), "B", 5.1%, 2014                            $  200,000    $   192,742
Ave Maria, FL, Stewardship Community, "A",
5.125%, 2038                                             200,000        172,620
Concord Station Community Development
District, FL, Special Assessment, 5%, 2015               165,000        156,894
Concorde Estates Community Development
District, FL, Special Assessment, "B", 5%, 2011          200,000        196,784
Creekside Community Development District,
FL, Special Assessment, 5.2%, 2038                       200,000        173,206
Durbin Crossing Community Development District,
FL, Special Assessment, "B-1", 4.875%, 2010              250,000        245,758
Greyhawk Landing Community Development District,
FL, Special Assessment, "B", 6.25%, 2009                  60,000         60,183
Killarney Community Development District,
FL, Special Assessment, "B", 5.125%, 2009                110,000        109,478
Lakes by the Bay South Community Development
District, FL, Rev., "B", 5.3%, 2009                      120,000        118,853
Middle Village Community Development District,
FL, Special Assessment, "A", 5.8%, 2022                   90,000         87,921
Middle Village Community Development District,
FL, Special Assessment, "B", 5%, 2009                     45,000         44,709
New Port Tampa Bay Community Development District,
FL, Special Assessment, "B", 5.3%, 2012                  200,000        189,336
North Springs Improvement District, FL, Special
Assessment (Parkland Golf Country Club),
"B-2", 5.125%, 2015                                      250,000        239,610
Old Palm Community Development District,
FL, Special Assessment (Palm Beach Gardens),
"B", 5.375%, 2014                                        120,000        117,301
Palm Glades Community Development District,
FL, Special Assessment, "A", 5.3%, 2036                  200,000        178,224
Panther Trace II, Community Development District,
FL, Special Assessment, "B", 5%, 2010                    130,000        128,357
Parkway Center, Community Development District,
FL, Special Assessment, "B", 5.625%, 2014                100,000         99,103
Renaissance Community Development District,
FL, Special Assessment, "B", 6.25%, 2008                  90,000         90,159
Sterling Hill Community Development District,
FL, Special Assessment, 5.5%, 2010                        95,000         94,822
Tuscany Reserve Community Development District,
FL, Special Assessment, "B", 5.25%, 2016                 245,000        233,755
Villa Portofino West Community Development
District, FL, Special Assessment, "A", 5.35%, 2036       200,000        179,566
Watergrass Community Development District,
FL, Special Assessment, "B", 4.875%, 2010                160,000        157,197
Wentworth Estates Community Development District,
FL, Special Assessment, "B", 5.125%, 2012                175,000        167,844
-------------------------------------------------------------------------------
                                                                    $ 3,434,422
-------------------------------------------------------------------------------
Tobacco - 2.0%
-------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp.,
Tobacco Settlement Rev., Asset Backed, "A-1",
5.125%, 2047                                          $1,000,000    $   860,330
Louisiana Tobacco Settlement Authority
Rev., "2001B", 5.87%, 2039                               250,000        247,363
South Carolina Tobacco Settlement Authority
Rev., "B", 6.375%, 2030                                  250,000        262,463
-------------------------------------------------------------------------------
                                                                    $ 1,370,156
-------------------------------------------------------------------------------
Transportation - Special Tax - 9.1%
-------------------------------------------------------------------------------
Commonwealth of Puerto Rico Highway &
Transportation Authority, MBIA, 5.5%, 2020 (u)        $5,000,000    $ 5,657,200
St. Johns County, FL, Transportation Improvement
Rev., AMBAC, 5%, 2027                                    500,000        516,720
-------------------------------------------------------------------------------
                                                                    $ 6,173,920
-------------------------------------------------------------------------------
Universities - Dormitories - 4.3%
-------------------------------------------------------------------------------
Florida Board Regents, Housing Rev., MBIA,
5.3%, 2020                                            $  610,000    $   636,986
Florida Board Regents, Housing Rev. (University of
Central Florida), FGIC, 5.25%, 2020                    1,185,000      1,239,332
Florida Finance Authority, Capital Loan
Projects Rev., "F", MBIA, 5.125%, 2021                 1,000,000      1,048,370
-------------------------------------------------------------------------------
                                                                    $ 2,924,688
-------------------------------------------------------------------------------
Universities - Secondary Schools - 0.3%
-------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority
Rev. (Chicagoland Jewish High School Project),
6%, 2041                                              $  200,000    $   198,672
-------------------------------------------------------------------------------
Utilities - Investor Owned - 0.3%
-------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev.
(Portland General), 5.2%, 2033                        $  200,000    $   203,138
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 1.5%
-------------------------------------------------------------------------------
Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024  $  250,000    $   259,428
St. Lucie West, FL, Utility Rev., MBIA,
5.25%, 2034                                              720,000        761,371
-------------------------------------------------------------------------------
                                                                    $ 1,020,799
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 14.7%
-------------------------------------------------------------------------------
Florida Community Services Corp., Utility
Rev., AMBAC, 5.5%, 2018                               $1,125,000    $ 1,195,133
Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020    1,000,000      1,044,870
Miami-Dade County, FL, Stormwater Utility
Rev., MBIA, 5%, 2028                                   2,000,000      2,061,740
Pinellas County, FL, Sewer Rev., FSA, 5%, 2032         1,500,000      1,535,850
Polk County, FL, Utility Systems Rev.,
FGIC, 5%, 2023                                         1,000,000      1,038,250
Polk County, FL, Utility Systems Rev., "A",
FGIC, 5%, 2030                                         1,000,000      1,029,720
Seminole County, FL, Water & Sewer Rev.,
Unrefunded Balance, MBIA, 6%, 2019                       940,000      1,056,739
Tohopekaliga Water Authority, Florida
Utility System Rev., "A", FSA, 5%, 2024                1,000,000      1,037,710
-------------------------------------------------------------------------------
                                                                    $10,000,012
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $70,631,507)                $72,833,695
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.3%
-------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "B", 4.04%, due 10/01/07         $  100,000    $   100,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "A", 4.04%, due 10/01/07            100,000        100,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                        $   200,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $70,831,507) (k)                $73,033,695
-------------------------------------------------------------------------------
Other Assets, Less Liabilities - (7.8)%                              (5,287,783)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $67,745,912
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07
                                                                                                                  UNREALIZED
                       NOTIONAL                                        CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT                COUNTERPARTY             TO RECEIVE               TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  2,000,000    Merrill Lynch Capital               7-Day BMA         2.795% (fixed rate)       $  4,376
                                   Services
12/12/07         USD  1,250,000    Merrill Lynch Capital               7-Day BMA         4.054% (fixed rate)        (34,375)
                                   Services
12/01/09         USD  1,000,000    Merrill Lynch Capital               7-Day BMA         3.180% (fixed rate)         (1,314)
                                   Services
 2/21/20         USD  1,000,000    Goldman Sachs International       3-Month LIBOR       5.456% (fixed rate)        (14,410)
 3/05/20         USD  1,000,000    Merrill Lynch Capital             3-Month LIBOR       5.115% (fixed rate)         15,510
                                   Services
10/24/22         USD  1,500,000    Goldman Sachs International         7-Day BMA         4.160% (fixed rate)        (42,028)
11/01/27         USD  1,000,000    Citibank                       4.186% (fixed rate)        7-Day BMA               23,202
 3/12/28         USD  1,000,000    Goldman Sachs International         7-Day BMA         3.897% (fixed rate)         14,442
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $(34,597)
---------------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 105.6%
-------------------------------------------------------------------------------
ISSUER                                                SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------
Airport & Port Revenue - 5.1%
-------------------------------------------------------------------------------
Atlanta, GA, Airport Passenger Facilities
Rev., "J", FSA, 5%, 2029                              $  750,000    $   766,395
Atlanta, GA, Airport Passenger Facilities
Rev., "J", FSA, 5%, 2034                                 750,000        762,247
Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033       1,000,000      1,036,080
Augusta, GA, Airport Rev., "B", 5.35%, 2028              350,000        341,936
-------------------------------------------------------------------------------
                                                                    $ 2,906,658
-------------------------------------------------------------------------------
General Obligations - General Purpose - 2.8%
-------------------------------------------------------------------------------
Atlanta & Fulton County, GA, Park
Improvement, "A", MBIA, 5%, 2030                      $  500,000    $   516,200
Macon Bibb County, GA, Urban Development
Rev. (Bibb County Public Facilities
Project), 5.5%, 2022                                   1,000,000      1,063,500
-------------------------------------------------------------------------------
                                                                    $ 1,579,700
-------------------------------------------------------------------------------
General Obligations - Improvement - 4.2%
-------------------------------------------------------------------------------
Paulding County, GA (Courthouse Government
Complex), FGIC, 5%, 2032                              $  500,000    $   520,390
Puerto Rico Municipal Finance Agency, FSA,
6%, 2009 (c)(u)                                        1,000,000      1,055,230
Suwanee, GA, MBIA, 5.25%, 2012 (c)                       750,000        799,477
-------------------------------------------------------------------------------
                                                                    $ 2,375,097
-------------------------------------------------------------------------------
General Obligations - Schools - 8.5%
-------------------------------------------------------------------------------
Fayette County, GA, School District Rev.,
FSA, 0% to 2010, 4.9% to 2024                         $  575,000    $   506,310
Forsyth County, GA, School District, 6%, 2010 (c)        750,000        805,005
Fulton County, GA, School District, 6.375%, 2010       1,535,000      1,593,576
Paulding County, GA, School District, 4.75%, 2027        750,000        761,250
Wilkes County, GA, School District, 5%, 2024           1,115,000      1,162,120
-------------------------------------------------------------------------------
                                                                    $ 4,828,261
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 11.2%
-------------------------------------------------------------------------------
Athens Clarke County, GA (United Catholic
Health East Issue), 5.5%, 2012 (c)                    $  500,000    $   544,500
Chatham County, GA, Hospital Authority Rev.
(Memorial Health Medical Center), "A", 6%, 2017          350,000        366,282
Chatham County, GA, Hospital Authority Rev.,
Hospital Improvement (Memorial Health University),
"A", 5.375%, 2026                                        200,000        201,510
Cobb County, GA, Hospital Authority Revolving,
Refunding & Improvement Rev., Anticipation
Certificates, AMBAC, 5.25%, 2023                         750,000        798,615
Coffee County, GA, Hospital Authority Rev.
(Coffee Regional Medical Center, Inc.), 5%, 2026         350,000        343,210
Gainesville & Hall Counties, GA, Hospital
Authority Rev. (Northeast Georgia Health
System, Inc.), 5.5%, 2011 (c)                            500,000        531,925
Houston County, GA, Hospital Authority Rev.
Anticipation Certificates, 5.25%, 2042                   500,000        503,090
Royston, GA, Hospital Authority Rev. (Ty
Cobb Healthcare System, Inc.), 6.125%, 2009              150,000        150,872
Tift County, GA, Hospital Authority Rev.,
Anticipation Certificates, AMBAC, 5%, 2022             2,000,000      2,076,060
Valdosta & Lowndes County, GA, Hospital
Authority Rev. (Southern Georgia Medical
Center Project), AMBAC, 5.25%, 2027                      500,000        523,520
Valdosta & Lowndes County, GA, Hospital
Authority Rev. (Southern Georgia Medical
Center Project), 5%, 2033                                300,000        299,133
-------------------------------------------------------------------------------
                                                                    $ 6,338,717
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.8%
-------------------------------------------------------------------------------
Fulton County, GA, Residential Care
Facilities (Canterbury Court), "A", 6.125%, 2034      $  150,000    $   153,599
Fulton County, GA, Residential Care Facilities,
First Mortgage (Lenbrook Project), "A", 5%, 2027         150,000        137,306
Georgia Medical Center Hospital Authority Rev.
(Spring Harbor Green Island Project), 5.25%, 2037        200,000        183,160
-------------------------------------------------------------------------------
                                                                    $   474,065
-------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.9%
-------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority,
Solid Waste Disposal Rev. (Georgia Waste
Management Project), "A", 5.5%, 2016                  $  500,000    $   521,810
-------------------------------------------------------------------------------
Industrial Revenue - Other - 1.7%
-------------------------------------------------------------------------------
Cartersville, GA, Development Authority
Waste & Water Facilities Rev. (Anheuser
Busch Project), 5.95%, 2032                           $  750,000    $   774,412
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Coker
Project), 5.875%, 2022                                   160,000        164,597
-------------------------------------------------------------------------------
                                                                    $   939,009
-------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.5%
-------------------------------------------------------------------------------
Effingham County, GA, Development Authority, Solid
Waste Disposal Rev. (Fort James), 5.625%, 2018        $  150,000    $   148,971
Rockdale County, GA, Development Authority Project
Rev. (Visy Paper Project), "A", 6.125%, 2034             150,000        150,981
Savannah, GA, Economic Development Pollution
(Union Camp Corp.), 6.15%, 2017                        1,000,000      1,105,200
-------------------------------------------------------------------------------
                                                                    $ 1,405,152
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.5%
-------------------------------------------------------------------------------
East Point Housing Authority, Multi-Family
Rev. (Laurel Ridge at Washington Road
Apartments LP), FNMA, 5%, 2032                        $  500,000    $   500,650
Hinesville, GA, Leased Housing Corp., "A",
FHA, 6.7%, 2017                                          900,000        902,025
-------------------------------------------------------------------------------
                                                                    $ 1,402,675
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.5%
-------------------------------------------------------------------------------
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 5.25%, 2057                           $  280,000    $   290,427
-------------------------------------------------------------------------------
Single Family Housing - State - 5.8%
-------------------------------------------------------------------------------
Georgia Housing & Finance Authority Rev.,
5.5%, 2032                                            $1,000,000    $ 1,004,340
Georgia Housing & Finance Authority Rev.,
Single Family Mortgage, "A", 5.6%, 2032                  590,000        603,552
Georgia Housing & Finance Authority Rev.,
Single Family Mortgage, "A-2", 4.85%, 2037               500,000        480,080
Georgia Housing & Finance Authority Rev.,
Single Family Mortgage, "C-2", 5.1%, 2022                750,000        755,355
Georgia Housing & Finance Authority Rev.,
Single Family Mortgage, "C-2", 4.55%, 2031               500,000        460,010
-------------------------------------------------------------------------------
                                                                    $ 3,303,337
-------------------------------------------------------------------------------
State & Agency - Other - 2.8%
-------------------------------------------------------------------------------
County Commissioners of Georgia Assn., Leasing
Program, Rockdale County, GA (Public Purpose
Project), AMBAC, 5.625%, 2010 (c)                     $  335,000    $   356,500
County Commissioners of Georgia Assn., Leasing
Program, Rockdale County, GA, (Public Purpose
Project), AMBAC, 5.625%, 2020                            165,000        174,788
Fulton County, GA, Facilities Corp., Fulton County,
GA (Public Purpose Project), AMBAC, 5.9%, 2019         1,000,000      1,075,370
-------------------------------------------------------------------------------
                                                                    $ 1,606,658
-------------------------------------------------------------------------------
State & Local Agencies - 4.0%
-------------------------------------------------------------------------------
Clayton County, GA, Development Authority
Rev., "A", 6.25%, 2009 (c)                            $  500,000    $   534,050
De Kalb County, GA, Public Safety & Judicial
Facilities Authority Rev., 5%, 2029                      400,000        415,580
Fayette County, GA, Public Facilities Authority
(Criminal Justice Center Project), 6.25%, 2010 (c)       755,000        814,162
Gilmer County, GA, Building Authority Rev.,
Courthouse Project, "A", XLCA, 5%, 2029                  500,000        518,975
-------------------------------------------------------------------------------
                                                                    $ 2,282,767
-------------------------------------------------------------------------------
Tax - Other - 1.8%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority
Rev., RADIAN, 5.5%, 2018                              $1,000,000    $ 1,021,830
-------------------------------------------------------------------------------
Tax Assessment - 0.5%
-------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project),
"B", 5.6%, 2030                                       $  150,000    $   147,366
Atlanta, GA, Tax Allocation (Princeton
Lakes Project), 5.5%, 2031                               150,000        142,994
-------------------------------------------------------------------------------
                                                                    $   290,360
-------------------------------------------------------------------------------
Tobacco - 0.6%
-------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                       $  350,000    $   349,895
-------------------------------------------------------------------------------
Transportation - Special Tax - 2.3%
-------------------------------------------------------------------------------
Puerto Rico Highway & Transportation
Authority Rev., ASSD GTY, 5.25%, 2034                 $  535,000    $   596,113
Puerto Rico Highway & Transportation
Authority, "Y", 5.5%, 2016 (c)                           610,000        687,470
-------------------------------------------------------------------------------
                                                                    $ 1,283,583
-------------------------------------------------------------------------------
Universities - Colleges - 8.6%
-------------------------------------------------------------------------------
Fulton County, GA (Morehouse College),
AMBAC, 6.25%, 2021                                    $  980,000    $ 1,068,710
Fulton County, GA, Development Authority Rev.
(Georgia Tech Foundation Funding), "A", 5%, 2031         265,000        271,519
Fulton County, GA, Development Authority Rev.
(Georgia Tech Foundation), XLCA, 5%, 2032                500,000        515,035
Fulton Cou nty, GA, Development Authority Rev.
(Georgia Tech Foundation), "A", 5.75%, 2017            1,000,000      1,078,870
Private Colleges & University Authority
(Emory University), "A", 5.75%, 2010 (c)               1,000,000      1,073,460
Private Colleges & University Authority
(Mercer University), 5.75%, 2011 (c)                     500,000        548,335
Savannah, GA, Economic Development Authority Rev.
(College of Art & Design, Inc.), ETM, 6.2%, 2009 (c)     280,000        286,084
-------------------------------------------------------------------------------
                                                                    $ 4,842,013
-------------------------------------------------------------------------------
Universities - Dormitories - 0.9%
-------------------------------------------------------------------------------
Georgia Private College & University Authority
Rev. (Mercer Housing Corp.), "A", 6%, 2021            $  500,000    $   515,425
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 5.2%
-------------------------------------------------------------------------------
Georgia Municipal Electric Authority Power
Rev., "A", MBIA, 6.5%, 2020                           $1,250,000    $ 1,482,112
Monroe County, GA, Pollution Control Rev.
(Oglethorpe Power Corp.), "A", 6.8%, 2012              1,000,000      1,107,820
Summerville, GA, Public Utility Rev.,
Refunding & Improvement, 5.75%, 2026                     350,000        360,647
-------------------------------------------------------------------------------
                                                                    $ 2,950,579
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 32.4%
-------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., FGIC,
5.5%, 2016 (u)                                        $8,000,000    $ 8,918,560
Atlanta, GA, Water & Wastewater Rev., "A",
MBIA, 5%, 2033                                           500,000        511,050
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034      1,000,000      1,055,010
Clayton County, GA, Water Authority, Water
& Sewer Rev., 6.25%, 2010 (c)                          1,000,000      1,075,820
Columbia County, GA, Water & Sewer Rev.,
FGIC, 6.25%, 2010 (c)                                    470,000        502,543
Fairburn, GA, Utility Rev., 5.75%, 2010 (c)              500,000        535,190
Forsyth County, GA, Water & Sewer
Authority, 6.25%, 2010 (c)                             1,105,000      1,186,560
Fulton County, GA, Water & Sewer Rev.,
FGIC, 6.375%, 2014                                       100,000        109,340
Fulton County, GA, Water & Sewer Rev., ETM,
FGIC, 6.375%, 2014 (c)                                 2,150,000      2,351,713
Gainesville, GA, Water & Sewer Rev., FGIC,
5.625%, 2009 (c)                                       1,000,000      1,053,500
Jackson County, GA, Water & Sewer
Authority, "A", AMBAC, 5.75%, 2010 (c)                 1,000,000      1,079,800
-------------------------------------------------------------------------------
                                                                    $18,379,086
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $57,339,823)                $59,887,104
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.4%
-------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second
Lien, "A", 4.12%, due 10/01/07                        $  100,000    $   100,000
Georgia Municipal Electric Authority Rev.,
3.87%, due 10/03/07                                      100,000        100,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                        $   200,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $57,539,823) (k)                $60,087,104
-------------------------------------------------------------------------------
Other Assets, Less Liabilities - (6.0)%                              (3,391,916)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $56,695,188
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07
                                                                                                                  UNREALIZED
                       NOTIONAL                                        CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT             COUNTERPARTY                TO RECEIVE               TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  1,000,000    Merrill Lynch Capital               7-Day BMA         2.795% (fixed rate)        $ 2,189
                                   Services
12/01/09         USD    500,000    Merrill Lynch Capital               7-Day BMA         3.180% (fixed rate)           (657)
                                   Services
 1/09/23         USD    750,000    Citibank                       5.920% (fixed rate)       3-Month LIBOR            42,637
 2/20/23         USD    500,000    Goldman Sachs International    4.093% (fixed rate)         7-Day BMA               9,559
11/01/27         USD    500,000    Citibank                       4.186% (fixed rate)         7-Day BMA              11,601
 3/05/28         USD  1,000,000    Citibank                       4.058% (fixed rate)         7-Day BMA               5,360
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $70,689
---------------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 101.7%
-------------------------------------------------------------------------------
ISSUER                                               SHARES/PAR      VALUE ($)
-------------------------------------------------------------------------------
Airport and Port Revenue - 0.8%
-------------------------------------------------------------------------------
Maryland Transportation Authority Rev.
(Baltimore/Washington International
Airport), "A", AMBAC, 5%, 2027                       $1,000,000    $  1,030,820
-------------------------------------------------------------------------------
General Obligations - General Purpose - 6.2%
-------------------------------------------------------------------------------
Baltimore, MD, "B", 7.15%, 2009                      $2,120,000    $  2,264,966
Baltimore, MD, UT, Public Improvement,
"A", MBIA, 7%, 2009                                   1,000,000       1,069,120
Commonwealth of Puerto Rico, Public
Improvement, "A", 5.25%, 2026                         2,330,000       2,422,548
Frederick County, MD, Public Facilities,
5.25%, 2009 (c)                                       2,000,000       2,078,820
-------------------------------------------------------------------------------
                                                                   $  7,835,454
-------------------------------------------------------------------------------
General Obligations - Improvement - 11.0%
-------------------------------------------------------------------------------
Howard County, MD, "B", 0%, 2008                     $1,000,000    $    970,050
Howard County, MD, Consolidated Public
Improvement, "A", 5.5%, 2008 (c)                      1,750,000       1,780,117
Prince George's County, MD, Consolidated
Public Improvement, "A", 5%, 2013 (c)                 2,000,000       2,147,520
Prince George's County, MD, Unrefunded
Balance, Public Improvement, FSA, 5.375%, 2009 (c)       80,000          83,675
Puerto Rico Municipal Finance Agency, FSA,
5.5%, 2009 (c)(u)                                     2,000,000       2,092,880
Washington Suburban Sanitation District,
General Construction Rev., 5%, 2027                     930,000         973,291
Washington Suburban Sanitation District,
General Construction Rev., 5%, 2028                     980,000       1,023,669
Washington Suburban Sanitation District,
General Construction Rev., 5%, 2029                   1,025,000       1,068,634
Worcester County, MD, Public Improvement,
5.625%, 2010 (c)                                      1,620,000       1,713,004
Worcester County, MD, Public Improvement,
5.625%, 2010 (c)                                      2,030,000       2,146,542
-------------------------------------------------------------------------------
                                                                   $ 13,999,382
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 19.3%
-------------------------------------------------------------------------------
Baltimore County, MD, Rev. (Catholic
Health Initiatives), "A", 4.5%, 2033                 $1,150,000    $  1,097,468
Maryland Health & Higher Education
(Peninsula Regional Medical Center), 5%, 2036         1,000,000         996,900
Maryland Health & Higher Educational
Facilities Authority Rev. (Adventist
Healthcare), "A", 5.75%, 2025                         1,000,000       1,028,380
Maryland Health & Higher Educational
Facilities Authority Rev. (Anne Arundel
Health Systems), "A", FSA, 5%, 2023                   1,000,000       1,038,760
Maryland Health & Higher Educational Facilities
Authority Rev. (Calvert Health Systems), 5.5%, 2039   1,000,000       1,030,550
Maryland Health & Higher Educational
Facilities Authority Rev. (Carroll County
General Hospital), 6%, 2037                           1,000,000       1,031,470
Maryland Health & Higher Educational Facilities
Authority Rev. (Catholic Health), "A", 6%, 2020         245,000         259,698
Maryland Health & Higher Educational
Facilities Authority Rev. (Catholic
Health), "A", ETM, 6%, 2020 (c)                         755,000         806,816
Maryland Health & Higher Educational
Facilities Authority Rev. (Doctors
Community Hospital), "A", 5%, 2029                      750,000         738,217
Maryland Health & Higher Educational
Facilities Authority Rev. (Frederick
Memorial Hospital), 5.125%, 2035                      1,000,000         978,900
Maryland Health & Higher Educational
Facilities Authority Rev. (Good Samaritan
Hospital), ETM, 5.7%, 2009 (c)                        1,085,000       1,110,693
Maryland Health & Higher Educational Facilities
Authority Rev. (Johns Hopkins Hospital), 5%, 2021       750,000         766,365
Maryland Health & Higher Educational
Facilities Authority Rev. (Johns Hopkins
Medical Institutions), "A", 5%, 2037                    750,000         749,955
Maryland Health & Higher Educational
Facilities Authority Rev. (Lifebridge
Health), "A", 5.125%, 2034                            1,000,000       1,000,200
Maryland Health & Higher Educational Facilities
Authority Rev. (Medstar Health), 5.5%, 2033             800,000         819,688
Maryland Health & Higher Educational
Facilities Authority Rev. (North Arundel
Hospital), 6.5%, 2010 (c)                               500,000         542,890
Maryland Health & Higher Educational Facilities
Authority Rev. (Suburban Hospital), "A", 5.5%, 2016   1,000,000       1,068,330
Maryland Health & Higher Educational
Facilities Authority Rev. (Union Hospital
of Cecil County Issue), 5.625%, 2032                  1,000,000       1,029,000
Maryland Health & Higher Educational
Facilities Authority Rev. (Union Hospital
of Cecil County Issue), 5%, 2035                        500,000         489,675
Maryland Health & Higher Educational
Facilities Authority Rev. (University of
Maryland Medical System), "A", 5%, 2041                 500,000         487,235
Maryland Health & Higher Educational
Facilities Authority Rev. (University of
Maryland Medical Systems), 6.625%, 2010(c)            1,000,000       1,076,210
Maryland Health & Higher Educational
Facilities Authority Rev. (University of
Maryland Medical Systems), "B", AMBAC, 5%, 2024       1,000,000       1,037,290
Maryland Health & Higher Educational
Facilities Authority Rev. (Upper
Chesapeake Hospital), "A", FSA, 5.5%, 2020            2,000,000       2,027,840
Maryland Health & Higher Educational Facilities
Rev. (Helix Health Issue), ETM, AMBAC, 5%, 2027 (c)   1,000,000       1,078,400
Maryland Industrial Development Authority,
Economic Development Rev., RIBS, FSA,
7.518%, 2022 (p)                                      1,400,000       1,742,384
Montgomery County, MD, Economic Development
(Trinity Healthcare Group), 5.125%, 2022                500,000         511,710
-------------------------------------------------------------------------------
                                                                   $ 24,545,024
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.5%
-------------------------------------------------------------------------------
Gaithersburg, MD, Economic Development
Rev. (Asbury Maryland Obligations Group),
"A", 5.125%, 2036                                    $  400,000    $    381,892
Howard County, MD, Retirement (Ref-Vantage
House Facilities), "B", 5.25%, 2037                     300,000         282,048
Maryland Health & Higher Educational
Facilities (King Farm Presbyterian
Community), "A", 5.3%, 2037                             300,000         282,582
Maryland Health & Higher Educational Facilities
Authority Rev. (Edenwald), "A", 5.4%, 2037              350,000         338,002
Maryland Health & Higher Educational Facilities
Authority Rev. (Mercy Ridge), "A", 6%, 2013 (c)         150,000         168,316
Westminster, MD, Economic Development Rev.
(Carroll Lutheran Village), "A", 6.25%, 2034            400,000         414,120
-------------------------------------------------------------------------------
                                                                   $  1,866,960
-------------------------------------------------------------------------------
Human Services - 0.7%
-------------------------------------------------------------------------------
Maryland St. Economic Development Corp.,
Economic Development Rev. (Lutheran World
Relief Refugee), 5.25%, 2019                         $  300,000    $    313,455
Maryland St. Economic Development Corp.,
Economic Development Rev. (Lutheran World
Relief Refugee), 5.25%, 2029                            565,000         577,289
-------------------------------------------------------------------------------
                                                                   $    890,744
-------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 1.2%
-------------------------------------------------------------------------------
Baltimore, MD, Port Facilities Rev.,
Consolidated Coal Sales, "B", 6.5%, 2011             $1,500,000    $  1,563,375
-------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.5%
-------------------------------------------------------------------------------
Northeast Maryland Waste Disposal Authority
Resources Recovery Rev. (Baltimore Resco
Retrofit Project), 5%, 2012                          $  690,000    $    695,624
-------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Coker
Project), 5.875%, 2022                               $  375,000    $    385,774
-------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.8%
-------------------------------------------------------------------------------
Maryland Industrial Development Authority
Economic Development (Baltimore Aquarium
Project), 5.2%, 2026                                 $1,000,000    $  1,036,940
-------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.5%
-------------------------------------------------------------------------------
Harford County MD, Economic Development
Rev. (Battelle Memorial Institute
Project), 5.25%, 2034                                $1,600,000    $  1,650,560
Maryland Economic Development Corp.
(Chesapeake Bay Conference Center), "A", 5%, 2031       300,000         272,610
-------------------------------------------------------------------------------
                                                                   $  1,923,170
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 5.5%
-------------------------------------------------------------------------------
Baltimore, MD, City Housing Corp. Rev.,
FHA, 7.75%, 2009                                     $  225,000    $    224,937
Howard County, MD, Multi-Family Rev. (Patuxent
Square Apartments), FNMA, 4.75%, 2036                 1,000,000         945,860
Maryland Community Development
Administration (Waters Landing II
Apartments), "A", GNMA, 5.875%, 2033                  1,500,000       1,555,425
Maryland Community Development
Administration, "A", 5%, 2034                           910,000         890,226
Maryland Community Development
Administration, "A", 5.1%, 2044                         970,000         949,426
Maryland Community Development
Administration, "A", 5.05%, 2047                      1,000,000         983,080
Maryland Community Development
Administration, "B", 5%, 2039                           500,000         487,610
Maryland Community Development
Administration, "D", 5%, 2032                         1,000,000         984,570
-------------------------------------------------------------------------------
                                                                   $  7,021,134
-------------------------------------------------------------------------------
Parking - 1.2%
-------------------------------------------------------------------------------
Maryland Health & Higher Educational
Facilities Authority Rev. (Johns Hopkins
Medical Institutions), AMBAC, 5%, 2034               $1,500,000    $  1,546,635
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.3%
-------------------------------------------------------------------------------
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 5.25%, 2057                          $  335,000    $    347,475
-------------------------------------------------------------------------------
Single Family Housing - Local - 0.0%
-------------------------------------------------------------------------------
Prince George's County, MD, Housing Single
Family Collateral, "A", 7.4%, 2032                   $   15,000    $     15,071
Prince George's County, MD, Housing Single
Family Collateral, "A", GNMA, 5.6%, 2034                 45,000          45,439
-------------------------------------------------------------------------------
                                                                   $     60,510
-------------------------------------------------------------------------------
Single Family Housing - State - 3.2%
-------------------------------------------------------------------------------
Maryland Community Development
Administration Housing, "A", 5.875%, 2016            $1,080,000    $  1,090,508
Maryland Community Development
Administration Residential, "B", 4.75%, 2019            305,000         304,988
Maryland Community Development
Administration, "I", 6%, 2041                           975,000       1,039,243
Montgomery County, MD, Housing
Opportunities Commission (Single Family
Mortgage Rev.), "B", 4.55%, 2026                      1,505,000       1,416,792
Puerto Rico Housing Finance Authority,
Home Mortgage Rev., Mortgage Backed
Securities, "A", 4.75%, 2023                            175,000         171,206
-------------------------------------------------------------------------------
                                                                   $  4,022,737
-------------------------------------------------------------------------------
State & Agency - Other - 4.1%
-------------------------------------------------------------------------------
Howard County, MD, COP, 8%, 2019                     $  805,000    $  1,101,272
Howard County, MD, COP, 8%, 2019                        385,000         526,695
Howard County, MD, COP, 8%, 2019                        680,000         930,267
Howard County, MD, COP, "B", 8.15%, 2021                450,000         630,365
Puerto Rico Infrastructure Financing
Authority, Special Tax Rev., "B", 5%, 2031            2,000,000       2,019,600
-------------------------------------------------------------------------------
                                                                   $  5,208,199
-------------------------------------------------------------------------------
State & Local Agencies - 5.6%
-------------------------------------------------------------------------------
Prince George's County, MD, Lease
Development Authority Rev., MBIA, 0%, 2009           $1,500,000    $  1,409,625
Puerto Rico Public Finance Corp.,
Commonwealth Appropriations, "E", 5.7%, 2010 (c)      1,235,000       1,296,009
Puerto Rico Public Finance Corp., ETM,
AMBAC, 5.38%, 2016 (u)                                3,040,000       3,385,648
Puerto Rico Public Finance Corp., ETM,
"A", AMBAC, 5.38%, 2013 (u)                           1,000,000       1,087,460
-------------------------------------------------------------------------------
                                                                   $  7,178,742
-------------------------------------------------------------------------------
Tax - Other - 1.6%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority
Rev., "A", 5.5%, 2022                                $1,000,000    $  1,016,250
Virgin Islands Public Finance Authority
Rev., "E", 5.875%, 2018                               1,000,000       1,026,630
-------------------------------------------------------------------------------
                                                                   $  2,042,880
-------------------------------------------------------------------------------
Tax Assessment - 1.8%
-------------------------------------------------------------------------------
Anne Arundel County, MD, Special Obligations
(Arundel Mills Project), 5.125%, 2029                $1,555,000    $  1,632,097
Brunswick, MD, Special Obligation (Brunswick
Crossing Special Taxing), 5.5%, 2036                    250,000         245,687
Prince George's County, MD, Special Obligation
(National Harbor Project), 5.2%, 2034                   500,000         475,050
-------------------------------------------------------------------------------
                                                                   $  2,352,834
-------------------------------------------------------------------------------
Tobacco - 0.7%
-------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                      $  225,000    $    224,932
Guam Economic Development Authority
Tobacco Settlement, "B", 5.5%, 2041                     400,000         398,864
Virgin Islands Tobacco Settlement
Financing Corp., 5%, 2021                               215,000         211,384
-------------------------------------------------------------------------------
                                                                   $    835,180
-------------------------------------------------------------------------------
Transportation - Special Tax - 1.4%
-------------------------------------------------------------------------------
Maryland Department of Transportation,
Port Administration Facilities Project,
AMBAC, 5.25%, 2020                                   $1,690,000    $  1,804,126
-------------------------------------------------------------------------------
Universities - Colleges - 14.7%
-------------------------------------------------------------------------------
Annapolis, MD, Economic Development Rev.
(St. Johns College), 5.5%, 2008 (c)                  $  570,000    $    580,933
Annapolis, MD, Economic Development Rev.
(St. Johns College), 5.5%, 2018                         180,000         182,378
Anne Arundel County, MD, Economic Development
(Community College Project), 5.25%, 2028              1,600,000       1,653,248
Frederick County, MD, Educational Facilities
Rev. (Mount St. Mary's College), 5%, 2030             1,000,000         950,250
Frederick County, MD, Educational Facilities Rev.
(Mount St. Mary's College), "A", 5.7%, 2010 (c)         850,000         898,841
Maryland Health & Higher Education
(College of Art), 5%, 2030                              750,000         751,515
Maryland Health & Higher Education (Loyola
College), "A", 5%, 2040                               1,000,000       1,003,260
Maryland Health & Higher Educational Facilities
Authority Rev. (Goucher College), 5.375%, 2025          500,000         522,510
Maryland Health & Higher Educational
Facilities Authority Rev. (Johns Hopkins
University), 5.625%, 2027                             1,400,000       1,429,932
Maryland Health & Higher Educational
Facilities Authority Rev. (Johns Hopkins
University), "A", 5%, 2032                            2,000,000       2,036,180
Maryland Health & Higher Educational
Facilities Authority Rev. (Loyola
College), "A", 5.125%, 2045                           1,600,000       1,612,000
Montgomery County, MD, Rev. Authority
(College Arts Center Project), "A", 5%, 2027          1,950,000       2,023,359
Morgan State University, MD, Academic,
MBIA, 6.05%, 2015                                     1,500,000       1,655,640
Morgan State University, MD, Academic,
"A", ETM, MBIA, 0%, 2008 (c)                          1,400,000       1,363,796
Westminster, MD, Educational Facilities
Rev. (McDaniel College, Inc.), 5.5%, 2012(c)          1,000,000       1,083,770
Westminster, MD, Educational Facilities
Rev. (McDaniel College, Inc.), 5%, 2031               1,000,000         994,420
-------------------------------------------------------------------------------
                                                                   $ 18,742,032
-------------------------------------------------------------------------------
Universities - Dormitories - 5.6%
-------------------------------------------------------------------------------
Maryland Economic Development Corp.
(Morgan State University Project), "A", 6%, 2034     $1,000,000    $  1,004,840
Maryland Economic Development Corp. (University
of Maryland College Park Project), AMBAC, 5%, 2019    1,810,000       1,875,450
Maryland Economic Development Corp.,
Collegiate Housing (Salisbury), "A", 6%, 2019         1,000,000       1,028,620
Maryland Economic Development Corp.,
Collegiate Housing Rev. (Towson
University), "A", 5.75%, 2029                         1,000,000       1,001,220
Maryland Economic Development Corp.,
Student Housing Rev. (University of
Maryland College Park Projects), CIFG, 5%, 2033       2,120,000       2,179,890
-------------------------------------------------------------------------------
                                                                   $  7,090,020
-------------------------------------------------------------------------------
Universities - Secondary Schools - 0.7%
-------------------------------------------------------------------------------
Maryland Health & Higher Educational
Facilities Authority Rev. (Washington
Christian Academy), 5.5%, 2038                       $  500,000    $    483,415
Maryland Industrial Development Financing
Authority, Economic Development Authority
Rev. (Our Lady of Good Council), "A", 6%, 2035          400,000         404,632
-------------------------------------------------------------------------------
                                                                   $    888,047
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 5.2%
-------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2015 (u)    $3,360,000    $  3,487,176
Puerto Rico Electric Power Authority Rev.,
"NN", 5.125%, 2013 (c)                                1,500,000       1,618,485
Puerto Rico Electric Power Authority Rev.,
RITES, FSA, 6.344%, 2008 (c)(n)(v)                    1,400,000       1,476,454
-------------------------------------------------------------------------------
                                                                   $  6,582,115
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 6.3%
-------------------------------------------------------------------------------
Baltimore, MD, Project Rev., Refunding
Water Projects, "A", FGIC, 5.125%, 2032              $1,000,000    $  1,031,100
Baltimore, MD, Refunding Wastewater Rev.
Projects, "C", AMBAC, 4.5%, 2036                        900,000         882,855
Baltimore, MD, Rev., LEVRRS, MBIA, 7.02%, 2020 (p)    3,000,000       3,719,580
Baltimore, MD, Wastewater Rev. Project,
"A", MBIA, 5.65%, 2020                                2,000,000       2,239,860
Puerto Rico Aqueduct & Sewer Authority
Rev., ETM, 10.25%, 2009 (c)                             155,000         164,787
-------------------------------------------------------------------------------
                                                                   $  8,038,182
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $125,152,757)              $129,534,115
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.6%
-------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second
Lien, "A", 4.12%, due 10/01/07                       $  100,000    $    100,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "A", 4.04%, due 10/01/07           200,000         200,000
Sevier County, TN, Public Building Authority Rev.,
Government Public Improvement III,
"A-Z", 3.88%, due 10/04/07                              300,000         300,000
Sevier County, TN, Public Building Authority,
Government Public Improvement II,
"F-4", 3.88%, due 10/04/07                              100,000         100,000
Sevier County, TN, Public Building Authority,
Government Public Improvement III,
"F", 3.88%, due 10/04/07                                 95,000          95,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                       $    795,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $125,947,757) (k)              $130,329,115
-------------------------------------------------------------------------------
Other Assets, Less Liabilities - (2.3)%                              (2,946,048)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $127,383,067
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07

                                                                                                            UNREALIZED
                       NOTIONAL                                     CASH FLOWS          CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT             COUNTERPARTY             TO RECEIVE            TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  3,000,000    Merrill Lynch Capital            7-Day BMA      2.795% (fixed rate)        $ 6,566
                                   Services
12/01/09         USD  2,000,000    Merrill Lynch Capital            7-Day BMA      3.180% (fixed rate)         (2,627)
                                   Services
 3/05/20         USD  2,000,000    Merrill Lynch Capital          3-Month LIBOR    5.115% (fixed rate)         31,020
                                   Services
 3/12/28         USD  2,000,000    Goldman Sachs International      7-Day BMA      3.897% (fixed rate)         28,884
---------------------------------------------------------------------------------------------------------------------
                                                                                                              $63,843
---------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 105.0%
-------------------------------------------------------------------------------
ISSUER                                               SHARES/PAR      VALUE ($)
-------------------------------------------------------------------------------
Airport & Port Revenue - 3.9%
-------------------------------------------------------------------------------
Massachusetts Port Authority Rev., "A",
AMBAC, 5%, 2035                                      $2,000,000    $  2,059,360
Massachusetts Port Authority Rev., "A",
MBIA, 5%, 2033                                        3,000,000       3,064,320
Massachusetts Port Authority Rev., "C",
6%, 2010 (c)                                          1,000,000       1,061,810
Massachusetts Port Authority Rev., "C",
6.125%, 2010 (c)                                      1,460,000       1,554,141
Massachusetts Port Authority Rev., ETM,
13%, 2013 (c)                                           550,000         711,062
-------------------------------------------------------------------------------
                                                                   $  8,450,693
-------------------------------------------------------------------------------
General Obligations - General Purpose - 14.1%
-------------------------------------------------------------------------------
Boston, MA, "A", 5.75%, 2010 (c)                     $3,645,000    $  3,824,954
Brookline, MA, 5.375%, 2019                           1,800,000       1,878,426
Commonwealth of Massachusetts, "B", 5.25%, 2028       2,500,000       2,762,350
Commonwealth of Massachusetts, "B", ETM,
FGIC, 7%, 2009 (c)                                      765,000         793,695
Commonwealth of Puerto Rico, Public
Improvement, "A", 5.25%, 2030                         1,000,000       1,032,470
Greater Lawrence, MA, Sanitation District,
MBIA, 5.625%, 2010 (c)                                1,640,000       1,743,008
Lynn, MA, AMBAC, 5.125%, 2018                         3,690,000       3,803,062
Massachusetts Consolidated Loan, "A", 6%, 2010 (c)    3,000,000       3,190,980
Massachusetts Consolidated Loan, "B",
5.75%, 2010 (c)                                       1,000,000       1,056,120
Massachusetts Consolidated Loan, "C",
5.75%, 2010 (c)                                       1,500,000       1,593,405
Middleborough, MA, FGIC, 5.6%, 2010 (c)                  75,000          79,082
Salisbury, MA, MBIA, 5.25%, 2012 (c)                  2,790,000       3,003,881
Sutton, MA, MBIA, 5.5%, 2017                          1,000,000       1,052,370
Sutton, MA, MBIA, 5.5%, 2019                          1,000,000       1,051,150
Westford, MA, FGIC, 5.25%, 2020                       2,250,000       2,335,973
Weymouth, MA, MBIA, 5.375%, 2020                      1,250,000       1,310,613
-------------------------------------------------------------------------------
                                                                   $ 30,511,539
-------------------------------------------------------------------------------
General Obligations - Improvement - 7.2%
-------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority,
Transit Improvements, 6.2%, 2016 (u)                 $9,670,000    $ 10,927,293
Massachusetts Bay Transportation Authority,
Unrefunded Balance, "A", 5.75%, 2018                    320,000         338,493
Maynard, MA, MBIA, 5.5%, 2021                         1,000,000       1,083,380
Worcester, MA, "A", FSA, 6%, 2016                     2,955,000       3,155,615
-------------------------------------------------------------------------------
                                                                   $ 15,504,781
-------------------------------------------------------------------------------
General Obligations - Schools - 7.3%
-------------------------------------------------------------------------------
Belmont, MA, 5%, 2015                                $2,165,000    $  2,172,902
Dudley-Charlton, MA, Regional School
District, FGIC, 5.25%, 2015 (u)                       2,730,000       3,001,526
Dudley-Charlton, MA, Regional School
District, FGIC, 5.25%, 2016 (u)                       2,860,000       3,160,157
Dudley-Charlton, MA, Regional School
District, FGIC, 5.25%, 2018 (u)                       3,130,000       3,464,816
Narragansett, MA, Regional School
District, AMBAC, 6%, 2019                             1,720,000       1,840,761
Tantasquama, MA, Regional School District,
FSA, 5.375%, 2010 (c)                                 2,000,000       2,118,340
-------------------------------------------------------------------------------
                                                                   $ 15,758,502
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 11.9%
-------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Massachusetts Biomedical Research),
"C", 6.375%, 2016                                    $   50,000    $     53,464
Massachusetts Health & Educational
Facilities Authority Rev. (Baystate
Medical Center), "F", 5.75%, 2033                     2,000,000       2,065,900
Massachusetts Health & Educational
Facilities Authority Rev. (Berkshire
Health Systems), "E", 6.25%, 2031                     1,350,000       1,405,593
Massachusetts Health & Educational
Facilities Authority Rev. (Caritas
Christi), "B", 6.5%, 2012                               500,000         532,015
Massachusetts Health & Educational
Facilities Authority Rev. (Caritas
Christi), "B", 6.25%, 2022                               20,000          21,045
Massachusetts Health & Educational
Facilities Authority Rev. (Catholic Health
East Issue), 5.5%, 2012 (c)                           1,575,000       1,713,632
Massachusetts Health & Educational
Facilities Authority Rev. (Covenant Health
Systems, Inc.), 6.5%, 2017                               75,000          81,563
Massachusetts Health & Educational
Facilities Authority Rev. (Covenant Health
Systems, Inc.), 6%, 2031                              1,000,000       1,056,040
Massachusetts Health & Educational
Facilities Authority Rev. (Jordan
Hospital), "D", 5.25%, 2018                           1,330,000       1,330,359
Massachusetts Health & Educational Facilities
Authority Rev. (Lahey Clinic), "D", 5.25%, 2037       1,310,000       1,333,135
Massachusetts Health & Educational
Facilities Authority Rev. (Milford-
Whitinsville Hospital), "C", 5.25%, 2018              1,500,000       1,506,420
Massachusetts Health & Educational
Facilities Authority Rev. (Milford-
Whitinsville Hospital), "D", 6.35%, 2012 (c)            300,000         337,761
Massachusetts Health & Educational Facilities
Authority Rev. (Milton Hospital), "C", 5.5%, 2016       800,000         816,448
Massachusetts Health & Educational Facilities
Authority Rev. (New England Medical Center
Hospital), "H", FGIC, 5.375%, 2018                    1,000,000       1,062,160
Massachusetts Health & Educational Facilities
Authority Rev. (New England Medical Center
Hospital), "H", FGIC, 5.375%, 2019                      815,000         864,242
Massachusetts Health & Educational Facilities
Authority Rev. (New England Medical Center
Hospital), "H", FGIC, 5%, 2025                        1,135,000       1,165,986
Massachusetts Health & Educational Facilities
Authority Rev. (North Adams Regional
Hospital), "C", 6.625%, 2018                            475,000         479,104
Massachusetts Health & Educational
Facilities Authority Rev. (Partners
Healthcare Systems), "C", 5.75%, 2021                   100,000         105,740
Massachusetts Health & Educational
Facilities Authority Rev. (Partners
Healthcare Systems), "G", 5%, 2032                    2,000,000       2,036,940
Massachusetts Health & Educational
Facilities Authority Rev. (South Shore
Hospital), "F", 5.625%, 2019                          2,000,000       2,071,740
Massachusetts Health & Educational
Facilities Authority Rev. (University of
Massachusetts Memorial Hospital), "C", 6.5%, 2021     1,000,000       1,052,290
Massachusetts Industrial Finance Agency
Rev., Capital Appreciation (Massachusetts
Biomedical Research), "A", 0%, 2010                   5,300,000       4,768,781
-------------------------------------------------------------------------------
                                                                   $ 25,860,358
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.5%
-------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Linden Ponds, Inc.), "A", 5.75%, 2035          $  500,000    $    503,395
Massachusetts Development Finance Agency
Rev. (Loomis Communities, Inc.), "A", 6.9%, 2032        530,000         558,779
-------------------------------------------------------------------------------
                                                                   $  1,062,174
-------------------------------------------------------------------------------
Human Services - 0.5%
-------------------------------------------------------------------------------
Massachusetts Health & Educational
Facilities Authority Rev. (Learning Center
for Deaf Children), "C", 6.1%, 2019                  $1,000,000    $  1,015,230
-------------------------------------------------------------------------------
Industrial Revenue - Airlines - 1.4%
-------------------------------------------------------------------------------
Massachusetts Port Authority Rev. (U.S.
Airways), MBIA, 5.875%, 2016                         $1,900,000    $  1,977,463
Massachusetts Port Authority Rev., Special
Facilities (U.S. Airways Project), "A",
MBIA, 5.625%, 2011                                    1,140,000       1,152,255
-------------------------------------------------------------------------------
                                                                   $  3,129,718
-------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.8%
-------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Waste Management, Inc.), 5.5%, 2027            $  750,000    $    780,570
Massachusetts Development Finance Agency
Rev. (Waste Management, Inc.), "B", 6.9%, 2029        1,000,000       1,047,980
-------------------------------------------------------------------------------
                                                                   $  1,828,550
-------------------------------------------------------------------------------
Industrial Revenue - Other - 2.1%
-------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev.,
Resource Recovery (Fluor Corp.), 5.625%, 2019        $1,675,000    $  1,732,134
Massachusetts Industrial Finance Agency
Rev. (Welch Foods, Inc.), 5.6%, 2017                  2,100,000       2,145,780
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Coker
Project), 5.875%, 2022                                  595,000         612,094
-------------------------------------------------------------------------------
                                                                   $  4,490,008
-------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.9%
-------------------------------------------------------------------------------
Martha's Vineyard, MA, Land Bank Rev.,
AMBAC, 5%, 2029                                      $  785,000    $    810,717
Massachusetts Development Finance Agency
Rev. (WGBH Educational Foundation), "A",
AMBAC, 5.375%, 2012 (c)                               3,000,000       3,235,920
-------------------------------------------------------------------------------
                                                                   $  4,046,637
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 6.3%
-------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Credit Housing-Chelsea Homes), "I-
A", LOC, 5%, 2024                                    $1,185,000    $  1,183,554
Massachusetts Development Finance Agency Rev.
(Morville House Apartments), "A", LOC, 4.95%, 2023    2,500,000       2,484,950
Massachusetts Housing Finance Agency Rev.,
"A", 5%, 2028                                         1,000,000         983,270
Massachusetts Housing Finance Agency Rev.,
"E", 5%, 2028                                         1,000,000         992,190
Massachusetts Housing Finance Agency Rev.,
"F", 5.125%, 2034                                       720,000         727,841
Massachusetts Housing Finance Agency Rev.,
"P", 5%, 2023                                         1,240,000       1,233,118
Massachusetts Housing Finance Agency Rev.,
"P", 5.1%, 2033                                       1,565,000       1,553,716
Massachusetts Housing Finance Agency Rev.,
"P", 5.2%, 2045                                       1,445,000       1,433,035
Massachusetts Housing Finance Agency Rev.,
Rental Mortgage, "A", AMBAC, 5.7%, 2020               1,475,000       1,516,993
Massachusetts Housing Finance Agency, "A",
5.2%, 2037                                            1,500,000       1,518,075
-------------------------------------------------------------------------------
                                                                   $ 13,626,742
-------------------------------------------------------------------------------
Parking - 0.6%
-------------------------------------------------------------------------------
Rail Connections, Inc., Massachusetts Rev.
(Route 128 Parking Garage), "A", 6%, 2009 (c)        $  450,000    $    477,639
Rail Connections, Inc., Massachusetts Rev.
(Route 128 Parking Garage), "A", 6%, 2009 (c)           500,000         530,710
Rail Connections, Inc., Massachusetts Rev.
(Route 128 Parking Garage), "A", 6%, 2009 (c)           250,000         265,355
-------------------------------------------------------------------------------
                                                                   $  1,273,704
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 2.8%
-------------------------------------------------------------------------------
Massachusetts Bay Transportation
Authority, Sales Tax Rev., 0%, 2031                  $5,000,000    $  1,522,900
Massachusetts School Building Authority,
Dedicated Sales Tax, "A", AMBAC, 4.5%, 2035           3,000,000       2,898,120
Route 3 North Transit Improvement
Associates Rev., MBIA, 5.625%, 2010 (c)               1,500,000       1,580,565
-------------------------------------------------------------------------------
                                                                   $  6,001,585
-------------------------------------------------------------------------------
Single Family Housing - State - 3.1%
-------------------------------------------------------------------------------
Massachusetts Housing Finance Agency,
Single Family Housing Rev., "102", 5%, 2029          $1,500,000    $  1,480,365
Massachusetts Housing Finance Agency,
Single Family Housing Rev., "118", 4.75%, 2030        1,500,000       1,434,915
Massachusetts Housing Finance Agency,
Single Family Housing Rev., "122", 4.85%, 2031        2,000,000       1,936,260
Massachusetts Housing Finance Agency, Single
Family Housing Rev., "128", FSA, 4.875%, 2038         2,000,000       1,917,960
-------------------------------------------------------------------------------
                                                                   $  6,769,500
-------------------------------------------------------------------------------
Solid Waste Revenue - 1.2%
-------------------------------------------------------------------------------
Massachusetts Development Finance Agency,
Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 6.7%, 2014                         $  600,000    $    636,468
Massachusetts Industrial Finance Agency,
Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 5.5%, 2013                             25,000          25,265
Massachusetts Industrial Finance Agency,
Resource Recovery Rev. (Ogden Haverhill
Associates), "A", 5.6%, 2019                          1,925,000       1,911,448
-------------------------------------------------------------------------------
                                                                   $  2,573,181
-------------------------------------------------------------------------------
State & Agency - Other - 0.6%
-------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Visual & Performing Arts Project), 6%, 2015    $1,235,000    $  1,405,751
-------------------------------------------------------------------------------
State & Local Appropriation - 2.6%
-------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., ETM,
AMBAC, 5.375%, 2016 (u)                              $5,000,000    $  5,568,500
-------------------------------------------------------------------------------
Student Loan Revenue - 0.8%
-------------------------------------------------------------------------------
Massachusetts Educational Financing Authority,
Education Loan Rev., "E", AMBAC, 5%, 2015            $   90,000    $     91,160
Massachusetts Educational Financing
Authority, Education Loan Rev., "Issue E",
AMBAC, 5.3%, 2016                                     1,490,000       1,513,035
Massachusetts Educational Financing
Authority, Education Loan Rev., "Issue G",
"A", MBIA, 6.05%, 2017                                   45,000          45,968
-------------------------------------------------------------------------------
                                                                   $  1,650,163
-------------------------------------------------------------------------------
Tax - Other - 2.0%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority
Rev., "A", 5.5%, 2022                                $2,950,000    $  2,997,938
Virgin Islands Public Finance Authority
Rev., "E", 5.875%, 2018                               1,420,000       1,457,815
-------------------------------------------------------------------------------
                                                                   $  4,455,753
-------------------------------------------------------------------------------
Tax Assessment - 0.3%
-------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority
Rev., 5.25%, 2010 (c)                                $  370,000    $    386,387
Massachusetts Bay Transportation Authority
Rev., 5.25%, 2030                                       245,000         252,034
-------------------------------------------------------------------------------
                                                                   $    638,421
-------------------------------------------------------------------------------
Tobacco - 0.5%
-------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                      $  650,000    $    649,805
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.5%, 2039                           400,000         400,440
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, "A", 0%, 2050                      2,000,000         125,140
-------------------------------------------------------------------------------
                                                                   $  1,175,385
-------------------------------------------------------------------------------
Universities - Colleges - 19.5%
-------------------------------------------------------------------------------
Massachusetts College Building Authority
Project Rev., "A", XLCA, 5.25%, 2023                 $1,000,000    $  1,051,190
Massachusetts College Building Authority
Project Rev., "A", XLCA, 5%, 2043                     2,110,000       2,147,917
Massachusetts Development Finance Agency
Rev. (Wheelock College), "C", 5.25%, 2037             1,500,000       1,479,915
Massachusetts Development Finance Agency
Rev. (Boston College), "P", 5%, 2042                  2,500,000       2,555,950
Massachusetts Development Finance Agency
Rev. (Boston University), XLCA, 6%, 2059              1,500,000       1,765,020
Massachusetts Development Finance Agency
Rev. (Curry College), "A", ACA, 5%, 2036              2,000,000       1,917,980
Massachusetts Development Finance Agency
Rev. (Hampshire College), 5.7%, 2034                  1,000,000       1,039,690
Massachusetts Development Finance Agency
Rev. (Massachusetts College of Pharmacy),
"B", 6.625%, 2010 (c)                                    50,000          53,781
Massachusetts Development Finance Agency
Rev. (Massachusetts College of Pharmacy),
"C", 5.75%, 2033                                      1,000,000       1,062,500
Massachusetts Development Finance Agency
Rev. (Mount Holyoke College), 5.125%, 2021            1,000,000       1,037,640
Massachusetts Development Finance Agency
Rev. (Olin College), "B", XLCA, 5.25%, 2033           3,000,000       3,134,190
Massachusetts Development Finance Agency Rev.
(Western New England College), 6.125%, 2012 (c)       1,115,000       1,252,937
Massachusetts Development Finance Agency Rev.
Higher Education (Smith College), 5.5%, 2010 (c)      1,210,000       1,283,084
Massachusetts Health & Educational
Facilities Authority Rev. (Simmons
College), "D", AMBAC, 6.05%, 2010 (c)                 1,745,000       1,885,158
Massachusetts Health & Educational
Facilities Authority Rev. (Umass
Worcester), "B", FGIC, 5.125%, 2019                   1,005,000       1,046,356
Massachusetts Health & Educational
Facilities Authority Rev. (Umass
Worcester), "B", FGIC, 5.125%, 2011 (c)                 775,000         820,082
Massachusetts Health & Educational
Facilities Authority Rev. (University of
Massachusetts), "A", FGIC, 5.75%, 2010 (c)            2,395,000       2,567,105
Massachusetts Health & Educational
Facilities Authority Rev. (University of
Massachusetts), "A", FGIC, 5.85%, 2010 (c)            1,200,000       1,289,616
Massachusetts Health & Educational
Facilities Authority Rev. (University of
Massachusetts), "C", MBIA, 5.25%, 2031                3,000,000       3,227,280
Massachusetts Health & Educational
Facilities Authority Rev. (University of
Massachusetts), "D", FGIC, 5%, 2029                   1,500,000       1,549,125
Massachusetts Health & Educational Facilities
Authority Rev. (Wellesley College), 5%, 2033          1,000,000       1,023,980
Massachusetts Health & Educational Facilities
Authority Rev. (Wheelock College),
"B", MBIA, 5.5%, 2021                                 3,275,000       3,431,185
Massachusetts Health & Educational Facilities
Authority Rev. (Williams College), "H", 5%, 2028      1,000,000       1,033,170
Massachusetts Health & Educational
Facilities Authority Rev. (University of
Massachusetts), "A", FGIC, 5.625%, 2010(c)            2,170,000       2,318,298
Massachusetts Industrial Finance Agency
Rev. (Brandeis University), "C", MBIA, 0%, 2009       1,000,000         929,310
Massachusetts Industrial Finance Agency
Rev. (Brandeis University), "C", MBIA, 0%, 2010       1,000,000         894,710
Massachusetts Industrial Finance Agency
Rev. (Brandeis University), "C", MBIA, 0%, 2011         500,000         430,195
-------------------------------------------------------------------------------
                                                                   $ 42,227,364
-------------------------------------------------------------------------------
Universities - Secondary Schools - 5.0%
-------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Belmont Hill School), 4.375%, 2031             $2,260,000    $  2,108,942
Massachusetts Development Finance Agency
Rev. (Belmont Hill School), 4.5%, 2036                1,000,000         928,270
Massachusetts Development Finance Agency
Rev. (Deerfield Academy), "A", 5%, 2028               1,000,000       1,031,950
Massachusetts Development Finance Agency
Rev. (Dexter School), 4.75%, 2032                     1,130,000       1,105,886
Massachusetts Development Finance Agency
Rev. (Dexter School), 5%, 2037                        1,000,000       1,016,710
Massachusetts Development Finance Agency
Rev. (Middlesex School), 5.125%, 2023                   500,000         524,770
Massachusetts Development Finance Agency
Rev. (Xaverian Brothers High School), 5.55%, 2019     1,000,000       1,025,250
Massachusetts Development Finance Agency
Rev. (Xaverian Brothers High School), 5.65%, 2029     1,000,000       1,021,670
Massachusetts Industrial Finance Agency
Rev. (Concord Academy), 5.5%, 2027                    2,000,000       2,042,560
-------------------------------------------------------------------------------
                                                                   $ 10,806,008
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 0.3%
-------------------------------------------------------------------------------
Massachusetts Development Finance Agency
Rev. (Devens Electric Systems), 5.625%, 2016         $  725,000    $    764,621
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 7.8%
-------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement
Trust Rev., Unrefunded Balance, "5", 5.75%, 2017     $   25,000    $     26,220
Massachusetts Water Pollution Abatement
Trust, "10", 5%, 2014 (c)                               855,000         923,621
Massachusetts Water Pollution Abatement
Trust, "10", 5%, 2029                                   160,000         165,598
Massachusetts Water Pollution Abatement
Trust, "10", 5%, 2034                                   145,000         149,385
Massachusetts Water Pollution Abatement
Trust, "A", 5%, 2012 (c)                              1,435,000       1,524,544
Massachusetts Water Pollution Abatement
Trust, "A", 5%, 2032                                     75,000          76,737
Massachusetts Water Resources Authority,
FGIC, 6.5%, 2019 (u)                                  8,020,000       9,455,500
Massachusetts Water Resources Authority,
"A", FSA, 4.375%, 2032                                2,000,000       1,908,040
Massachusetts Water Resources Authority,
General, Rev., "A", FGIC, 6%, 2010 (c)                1,000,000       1,074,640
Massachusetts Water Resources Authority,
General, Rev., "J", FSA, 5%, 2023                       500,000         516,845
Springfield, MA, Water & Sewer Commission,
General, Rev., "A", AMBAC, 5%, 2021                   1,000,000       1,063,230
-------------------------------------------------------------------------------
                                                                   $ 16,884,360
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $217,019,630)              $227,479,228
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.5%
-------------------------------------------------------------------------------
Bell County, TX, Health Facilities
Development Corp. Rev. (Scott & White
Memorial Hospital), 4.04%, due 10/01/07              $  100,000    $    100,000
Chicago, IL, Midway Airport Rev., Second
Lien, "A", 4.12%, due 10/01/07                          100,000         100,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "A", 4.04%, due 10/01/07           800,000         800,000
Sublette County, WY, Pollution Control
Rev. (Exxon Mobil Corp.), 3.94%, due 10/01/07           100,000         100,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                       $  1,100,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $218,119,630) (k)              $228,579,228
-------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.5)%                             (11,990,723)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $216,588,505
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07

                                                                                                            UNREALIZED
                       NOTIONAL                                  CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT          COUNTERPARTY             TO RECEIVE               TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  5,000,000    Merrill Lynch Capital         7-Day BMA         2.795% (fixed rate)       $ 10,944
                                   Services
12/01/09         USD  3,000,000    Merrill Lynch Capital         7-Day BMA         3.180% (fixed rate)         (3,940)
                                   Services
 1/09/18         USD  2,250,000    Merrill Lynch Capital    5.771% (fixed rate)       3-Month LIBOR            97,313
                                   Services
 1/09/23         USD  2,750,000    Citibank                 5.920% (fixed rate)       3 Month LIBOR           156,337
11/01/27         USD  2,000,000    Citibank                 4.186% (fixed rate)         7-Day BMA              46,403
---------------------------------------------------------------------------------------------------------------------
                                                                                                             $307,057
---------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

Portfolio Footnotes:

(c) Refunded Bond
(d) Non-income producing security - in default.
(k) As of September 30, 2007, the following funds held securities fair valued in accordance with the policies adopted by the Board of Trustees. All of these security values were provided by an independent pricing service using an evaluated bid.

FUND                                MARKET VALUE      % OF MARKET VALUE
-----------------------------------------------------------------------
Alabama Fund                        $ 86,999,263            99.89%
Arkansas Fund                        141,754,257            99.72%
California Fund                      440,369,763            99.42%
Florida Fund                          72,833,695            99.73%
Georgia Fund                          59,887,104            99.67%
Maryland Fund                        129,534,115            99.39%
Massachusetts Fund                   227,479,228            99.52%

(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $173,962 and $1,476,454, representing 0.3% and 1.2% of net assets for the Florida Fund and Maryland Fund, respectively.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

BMA          Bond Market Assn.
COP          Certificate of Participation
ETM          Escrowed to Maturity
LIBOR        London Interbank Offered Rate
LOC          Letter of Credit

Insurers
-------------------------------------------------------------------------------
ACA          ACA Financial Guaranty Corp.
AMBAC        AMBAC Indemnity Corp.
ASSD GTY     Assured Guaranty Insurance Co.
ASST GTY     Asset Guaranty Insurance Co.
CHFC         California Health Facilities Construction Program
CIFG         CDC IXIS Financial Guaranty
FGIC         Financial Guaranty Insurance Co.
FHA          Federal Housing Administration
FNMA         Federal National Mortgage Assn.
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Assn.
MBIA         MBIA Insurance Corp.
RADIAN       Radian Asset Insurance, Inc.
XLCA         XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------
LEVRRS       Leveraged Reverse Rate Security
RIBS         Residual Interest Bonds
RITES        Residual Interest Tax-Exempt Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 9/30/07  (unaudited)

These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.

                                                                        ALABAMA        ARKANSAS      CALIFORNIA        FLORIDA
                                                                           FUND            FUND            FUND           FUND
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                   $84,319,415    $137,324,736    $428,240,938    $70,831,507
  Unrealized appreciation (depreciation)                              2,779,848       4,829,521      14,699,537      2,202,188
------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                         $87,099,263    $142,154,257    $442,940,475    $73,033,695
Cash                                                                     63,669          51,982          78,521        107,859
Receivable for investments sold                                          55,000              --       5,548,526        130,131
Receivable for fund shares sold                                          53,982           1,549         311,249         72,162
Interest receivable                                                   1,314,179       1,852,302       5,795,075      1,333,295
Unrealized appreciation on interest rate swaps                          234,907         252,366         139,507         57,530
Other assets                                                                276             386             997            271
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        $88,821,276    $144,312,842    $454,814,350    $74,734,943
------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                  $121,824        $225,974        $675,650       $124,651
Payable for investments purchased                                            --              --       4,566,043             --
Payable to the holder of the floating rate certificate
from trust assets                                                     6,515,570       8,261,760      21,515,378      6,507,505
Payable for fund shares reacquired                                      135,467         365,482         463,926        154,139
Unrealized depreciation on interest rate swaps                            1,970           3,284         314,263         92,127
Payable to affiliates -
  Management fee                                                          2,690           4,444          14,022          2,225
  Shareholder servicing costs                                            14,262          17,157          42,372         11,653
  Distribution and service fees                                           2,996          10,834          52,597          1,803
  Administrative services fee                                               246             333             812            222
Payable for independent trustees' compensation                            9,865           9,609          19,431          9,469
Payable for interest expense and fees                                   117,746          81,496         222,093         65,380
Accrued expenses and other liabilities                                   15,718          20,724          28,050         19,857
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    $6,938,354      $9,001,097     $27,914,637     $6,989,031
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $81,882,922    $135,311,745    $426,899,713    $67,745,912
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $78,572,501    $129,555,911    $415,720,405    $65,578,744
Unrealized appreciation (depreciation) on investments                 3,012,785       5,078,603      14,524,781      2,167,591
Accumulated net realized gain (loss) on investments                     164,479         425,458      (3,886,948)        (9,639)
Accumulated undistributed net investment income                         133,157         251,773         541,475          9,216
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $81,882,922    $135,311,745    $426,899,713    $67,745,912
------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                        ALABAMA        ARKANSAS      CALIFORNIA        FLORIDA
                                                                           FUND            FUND            FUND           FUND
Net assets
Class A                                                             $72,696,524    $128,039,194    $358,232,957    $59,144,947
Class B                                                               9,186,398       7,272,551      38,698,874      8,600,965
Class C                                                                      --              --      29,967,882             --
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $81,882,922    $135,311,745    $426,899,713    $67,745,912
------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                               7,021,171      12,843,159      62,196,586      5,971,793
Class B                                                                 887,369         728,779       6,718,337        868,393
Class C                                                                      --              --       5,185,038             --
------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                       7,908,540      13,571,938      74,099,961      6,840,186
------------------------------------------------------------------------------------------------------------------------------

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                   $10.35           $9.97           $5.76          $9.90
------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)           $10.87          $10.47           $6.05         $10.39
------------------------------------------------------------------------------------------------------------------------------

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                   $10.35           $9.98           $5.76          $9.90
------------------------------------------------------------------------------------------------------------------------------

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                      $--             $--           $5.78            $--
------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (unaudited) - continued

                                                                                      GEORGIA        MARYLAND    MASSACHUSETTS
                                                                                         FUND            FUND             FUND
ASSETS
------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                                 $57,539,823    $125,947,757     $218,119,630
  Unrealized appreciation (depreciation)                                            2,547,281       4,381,358       10,459,598
------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                                       $60,087,104    $130,329,115     $228,579,228
Cash                                                                                   40,386          68,785            1,251
Receivable for investments sold                                                       105,000         171,101          960,317
Receivable for fund shares sold                                                       108,526          17,758           79,492
Interest receivable                                                                 1,040,675       1,883,878        3,239,107
Unrealized appreciation on interest rate swaps                                         71,346          66,470          310,997
Other assets                                                                              215             389              592
------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                      $61,453,252    $132,537,496     $233,170,984
------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                                 $72,337        $175,613         $360,862
Payable to the holder of the floating rate certificate from trust assets            4,512,840       4,714,091       15,772,915
Payable for fund shares reacquired                                                     53,262         127,011          211,440
Unrealized depreciation on interest rate swaps                                            657           2,627            3,940
Payable to affiliates -
  Management fee                                                                        1,862           4,187            7,115
  Shareholder servicing costs                                                           9,879          16,590           30,098
  Distribution and service fees                                                         2,171           5,884           10,237
  Administrative services fee                                                             203             320              467
Payable for independent trustees' compensation                                         11,180          13,978           14,280
Payable for interest expense and fees                                                  71,502          68,568          137,999
Accrued expenses and other liabilities                                                 22,171          25,560           33,126
------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                  $4,758,064      $5,154,429      $16,582,479
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                        $56,695,188    $127,383,067     $216,588,505
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                   $54,001,165    $122,274,883     $205,031,972
Unrealized appreciation (depreciation) on investments                               2,617,970       4,445,201       10,766,655
Accumulated net realized gain (loss) on investments                                   137,060         596,218          669,284
Accumulated undistributed (distributions in excess of) net investment income          (61,007)         66,765          120,594
------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                        $56,695,188    $127,383,067     $216,588,505
------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                                      GEORGIA        MARYLAND    MASSACHUSETTS
                                                                                         FUND            FUND             FUND
Net assets
Class A                                                                           $49,153,847    $113,345,073     $189,372,272
Class B                                                                             7,541,341      14,037,994       27,216,233
------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                  $56,695,188    $127,383,067     $216,588,505
------------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
Class A                                                                             4,584,214      10,213,702       17,038,302
Class B                                                                               700,775       1,265,617        2,444,718
------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                                     5,284,989      11,479,319       19,483,020
------------------------------------------------------------------------------------------------------------------------------

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                                 $10.72          $11.10           $11.11
------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)                         $11.25          $11.65           $11.66
------------------------------------------------------------------------------------------------------------------------------

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                                 $10.76          $11.09           $11.13
------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Six months ended 9/30/07  (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund's operations.

                                                                        ALABAMA        ARKANSAS      CALIFORNIA        FLORIDA
                                                                           FUND            FUND            FUND           FUND
NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                             $2,322,167      $3,746,577     $11,822,835     $1,991,999
------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                       $228,058        $374,341      $1,202,193       $195,767
  Distribution and service fees                                         139,920          99,495         520,240         38,127
  Shareholder servicing costs                                            33,741          48,949         148,510         28,058
  Administrative services fee                                            11,532          15,966          41,095         10,553
  Independent trustees' compensation                                      2,120           3,179           6,684          2,085
  Custodian fee                                                           4,246           6,419          19,086          4,064
  Shareholder communications                                              4,943           7,307          16,183          5,223
  Auditing fees                                                          27,691          27,691          27,691         27,691
  Legal fees                                                                972           1,914           4,193          2,879
  Interest expense and fees                                             130,860         164,909         439,603        131,574
  Miscellaneous                                                          22,029          20,944          39,500         19,650
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                         $606,112        $771,114      $2,464,978       $465,671
------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (200)           (147)           (429)          (229)
  Reduction of expenses by investment adviser                          (103,865)       (170,482)       (547,510)       (89,159)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                           $502,047        $600,485      $1,917,039       $376,283
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                $1,820,120      $3,146,092      $9,905,796     $1,615,716
------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                              $(13,891)        $43,612     $(3,252,277)       $84,899
  Swap transactions                                                    (141,276)         66,359         261,306        (14,625)
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                               $(155,167)       $109,971     $(2,990,971)       $70,274
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                         $(909,222)    $(1,889,629)    $(6,665,103)   $(1,402,820)
  Swap transactions                                                     233,957         231,467        (234,088)       (63,295)
------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                             $(675,265)    $(1,658,162)    $(6,899,191)   $(1,466,115)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                $(830,432)    $(1,548,191)    $(9,890,162)   $(1,395,841)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                   $989,688      $1,597,901         $15,634       $219,875
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (unaudited) - continued

SIX MONTHS ENDED 9/30/07 (UNAUDITED)

                                                                                      GEORGIA        MARYLAND    MASSACHUSETTS
                                                                                         FUND            FUND             FUND
NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------------------------
Interest                                                                           $1,613,357      $3,544,761       $6,123,297
------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                                     $159,190        $359,285         $598,740
  Distribution and service fees                                                       101,492         278,411          476,240
  Shareholder servicing costs                                                          23,334          51,607           80,120
  Administrative services fee                                                           9,430          15,517           22,771
  Independent trustees' compensation                                                    2,087           3,603            6,306
  Custodian fee                                                                         3,144           6,412           11,188
  Shareholder communications                                                            4,531           8,316           10,757
  Auditing fees                                                                        27,636          27,691           27,691
  Legal fees                                                                            6,048           3,159            2,335
  Interest expense and fees                                                            92,008          95,605          319,899
  Miscellaneous                                                                        18,380          23,464           23,848
------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                       $447,280        $873,070       $1,579,895
------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                                   (248)           (203)            (342)
  Reduction of expenses by investment adviser                                         (72,500)       (163,629)        (272,683)
------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                         $374,532        $709,238       $1,306,870
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $1,238,825      $2,835,523       $4,816,427
------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                                             $73,759         $17,536         $277,866
  Swap transactions                                                                   101,117          93,089         (157,419)
------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                              $174,876        $110,625         $120,447
------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                                       $(884,254)    $(2,670,922)     $(3,348,994)
  Swap transactions                                                                    52,942          35,583          283,593
------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                           $(831,312)    $(2,635,339)     $(3,065,401)
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                              $(656,436)    $(2,524,714)     $(2,944,954)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                 $582,389        $310,809       $1,871,473
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                      ALABAMA        ARKANSAS        CALIFORNIA         FLORIDA
                                                                         FUND            FUND              FUND            FUND
SIX MONTHS ENDED 9/30/07 (UNAUDITED)

CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $1,820,120      $3,146,092        $9,905,796      $1,615,716
Net realized gain (loss) on investments                              (155,167)        109,971        (2,990,971)         70,274
Net unrealized gain (loss) on investments                            (675,265)     (1,658,162)       (6,899,191)     (1,466,115)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                 $989,688      $1,597,901           $15,634        $219,875
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(1,628,962)    $(2,967,957)      $(8,047,773)    $(1,359,143)
  Class B                                                            (178,735)       (150,266)         (766,773)       (183,107)
  Class C                                                                  --              --          (532,531)             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(1,807,697)    $(3,118,223)      $(9,347,077)    $(1,542,250)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $(1,280,219)       $362,623       $(8,249,224)    $(5,428,027)
-------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                        $(2,098,228)    $(1,157,699)     $(17,580,667)    $(6,750,402)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                             83,981,150     136,469,444       444,480,380      74,496,314
At end of period                                                  $81,882,922    $135,311,745      $426,899,713     $67,745,912
-------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in
net assets at end of period                                          $133,157        $251,773          $541,475          $9,216
-------------------------------------------------------------------------------------------------------------------------------

                                                                                      GEORGIA        MARYLAND    MASSACHUSETTS
                                                                                         FUND            FUND             FUND
SIX MONTHS ENDED 9/30/07 (UNAUDITED)

CHANGE IN NET ASSETS
FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $1,238,825      $2,835,523       $4,816,427
Net realized gain (loss) on investments                                               174,876         110,625          120,447
Net unrealized gain (loss) on investments                                            (831,312)     (2,635,339)      (3,065,401)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                 $582,389        $310,809       $1,871,473
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                         $(1,048,893)    $(2,417,459)     $(3,999,759)
  Class B                                                                            (133,484)       (271,116)        (526,931)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                      $(1,182,377)    $(2,688,575)     $(4,526,690)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                 $(1,894,508)    $(4,352,272)     $(1,219,989)
------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                        $(2,494,496)    $(6,730,038)     $(3,875,206)
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                             59,189,684     134,113,105      220,463,711
At end of period                                                                  $56,695,188    $127,383,067     $216,588,505
------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net
investment income included in net assets at end of period                            $(61,007)        $66,765         $120,594
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                      ALABAMA        ARKANSAS        CALIFORNIA         FLORIDA
                                                                         FUND            FUND              FUND            FUND
YEAR ENDED 3/31/07

CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $3,923,017      $6,571,355       $17,827,607      $3,562,982
Net realized gain (loss) on investments                               464,697         236,299         1,417,274         267,920
Net unrealized gain (loss) on investments                            (542,586)       (332,332)          718,490         (61,611)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $3,845,128      $6,475,322       $19,963,371      $3,769,291
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(3,156,475)    $(5,558,406)     $(14,096,653)    $(3,011,198)
  Class B                                                            (428,985)       (376,114)       (1,967,039)       (462,859)
  Class C                                                                  --              --        (1,065,059)             --
From net realized gain on investments
  Class A                                                            (333,902)             --                --              --
  Class B                                                             (52,906)             --                --              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(3,972,268)    $(5,934,520)     $(17,128,751)    $(3,474,057)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $(3,538,592)     $3,213,195       $61,771,471    $(11,171,039)
-------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                        $(3,665,732)     $3,753,997       $64,606,091    $(10,875,805)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                             87,646,882     132,715,447       379,874,289      85,372,119
At end of period                                                  $83,981,150    $136,469,444      $444,480,380     $74,496,314
-------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net
investment income included in net assets at end of period            $120,734        $223,904          $(17,244)       $(64,250)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                      GEORGIA        MARYLAND    MASSACHUSETTS
                                                                                         FUND            FUND             FUND

YEAR ENDED 3/31/07

CHANGE IN NET ASSETS
FROM OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              $2,578,754      $5,915,528      $10,222,432
Net realized gain (loss) on investments                                                12,347         692,161        1,281,942
Net unrealized gain (loss) on investments                                               2,537        (318,157)      (1,035,792)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                               $2,593,638      $6,289,532      $10,468,582
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                                         $(2,152,288)    $(4,893,616)     $(8,163,055)
  Class B                                                                            (308,790)       (695,797)      (1,225,506)
From net realized gain on investments
  Class A                                                                                  --        (325,482)        (437,284)
  Class B                                                                                  --         (51,909)         (76,182)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                      $(2,461,078)    $(5,966,804)     $(9,902,027)
------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                                 $(2,439,289)    $(2,526,883)    $(14,018,473)
------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                                        $(2,306,729)    $(2,204,155)    $(13,451,918)
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                                             61,496,413     136,317,260      233,915,629
At end of period                                                                  $59,189,684    $134,113,105     $220,463,711
------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income
included in net assets at end of period                                             $(117,455)       $(80,183)       $(169,143)
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS
MFS(R) ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                 SIX MONTHS                              YEARS ENDED 3/31
                                                    ENDED         -------------------------------------------------------------
CLASS A                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                $10.45         $10.47         $10.62       $10.88       $10.82       $10.31
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.23          $0.49(z)       $0.46        $0.48        $0.48        $0.48
Net realized and unrealized gain (loss)
on investments                                       (0.10)         (0.01)(z)      (0.15)       (0.22)        0.06         0.54
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.13          $0.48          $0.31        $0.26        $0.54        $1.02
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.23)        $(0.45)        $(0.46)      $(0.48)      $(0.48)      $(0.50)
From net realized gain on investments                   --          (0.05)            --        (0.04)          --        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.23)        $(0.50)        $(0.46)      $(0.52)      $(0.48)      $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.35         $10.45         $10.47       $10.62       $10.88       $10.82
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.27(n)        4.66           2.97         2.40         5.11        10.06
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.38(a)        1.40           1.33         1.21         1.17         1.18
Expenses after expense reductions (f)                 1.13(a)        1.15           1.08         0.96         0.96         0.98
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.81(a)        0.86           0.87         0.84         0.88         0.88
Net investment income                                 4.49(a)        4.70(z)        4.37         4.46         4.38         4.49
Portfolio turnover                                       7              9              9           17           10           21
Net assets at end of period (000 Omitted)          $72,697        $73,560        $74,204      $77,499      $80,704      $84,474
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) ALABAMA MUNICIPAL BOND FUND - CONTINUED

                                                 SIX MONTHS                              YEARS ENDED 3/31
                                                    ENDED         -------------------------------------------------------------
CLASS B                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                $10.45         $10.47         $10.62       $10.88       $10.82       $10.31
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.19          $0.41(z)       $0.38        $0.40        $0.39        $0.40
Net realized and unrealized gain (loss)
on investments                                       (0.10)         (0.01)(z)      (0.15)       (0.23)        0.07         0.54
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.09          $0.40          $0.23        $0.17        $0.46        $0.94
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.19)        $(0.37)        $(0.38)      $(0.39)      $(0.40)      $(0.42)
From net realized gain on investments                   --          (0.05)            --        (0.04)          --        (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.19)        $(0.42)        $(0.38)      $(0.43)      $(0.40)      $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.35         $10.45         $10.47       $10.62       $10.88       $10.82
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.89(n)        3.88           2.20         1.63         4.32         9.14
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.13(a)        2.15           2.08         1.96         1.91         1.93
Expenses after expense reductions (f)                 1.88(a)        1.90           1.83         1.71         1.71         1.73
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.56(a)        1.61           1.62         1.59         1.63         1.63
Net investment income                                 3.74(a)        3.93(z)        3.61         3.71         3.63         3.74
Portfolio turnover                                       7              9              9           17           10           21
Net assets at end of period (000 Omitted)           $9,186        $10,421        $13,443      $15,118      $17,339      $16,163
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.21% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                 SIX MONTHS                             YEARS ENDED 3/31
                                                    ENDED        --------------------------------------------------------------
CLASS A                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                $10.08         $10.04         $10.17       $10.41       $10.40        $9.97
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.23          $0.50(z)       $0.45        $0.45        $0.45        $0.47
Net realized and unrealized gain (loss)
on investments                                       (0.11)         (0.01)(z)      (0.13)       (0.23)        0.01         0.46
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.12          $0.49          $0.32        $0.22        $0.46        $0.93
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.23)        $(0.45)        $(0.45)      $(0.46)      $(0.45)      $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.97         $10.08         $10.04       $10.17       $10.41       $10.40
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.23(n)        5.02           3.17         2.14         4.53         9.51
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.09(a)        1.14           1.10         1.00         0.99         1.02
Expenses after expense reductions (f)                 0.84(a)        0.89           0.85         0.75         0.79         0.82
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.60(a)        0.66           0.67         0.65         0.72         0.73
Net investment income                                 4.68(a)        4.98(z)        4.45         4.47         4.31         4.59
Portfolio turnover                                       4             10             10           13           19           15
Net assets at end of period (000 Omitted)         $128,039       $127,477       $122,067     $127,075     $139,333     $134,521
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) ARKANSAS MUNICIPAL BOND FUND - CONTINUED

                                                 SIX MONTHS                              YEARS ENDED 3/31
                                                    ENDED          ------------------------------------------------------------
CLASS B                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                $10.09         $10.05         $10.18       $10.42       $10.41        $9.98
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.19          $0.43(z)       $0.38        $0.38        $0.37        $0.39
Net realized and unrealized gain (loss)
on investments                                       (0.11)         (0.01)(z)      (0.14)       (0.24)        0.01         0.46
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.08          $0.42          $0.24        $0.14        $0.38        $0.85
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.19)        $(0.38)        $(0.37)      $(0.38)      $(0.37)      $(0.42)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.98         $10.09         $10.05       $10.18       $10.42       $10.41
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.82(n)        4.21           2.39         1.37         3.68         8.62
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.90(a)        1.91           1.87         1.76         1.80         1.83
Expenses after expense reductions (f)                 1.64(a)        1.66           1.62         1.51         1.60         1.63
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.40(a)        1.43           1.44         1.41         1.53         1.54
Net investment income                                 3.88(a)        4.21(z)        3.68         3.71         3.50         3.77
Portfolio turnover                                       4             10             10           13           19           15
Net assets at end of period (000 Omitted)           $7,273         $8,992        $10,648      $11,259      $12,554      $12,049
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                 SIX MONTHS                             YEARS ENDED 3/31
                                                    ENDED        --------------------------------------------------------------
CLASS A                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                 $5.88          $5.84          $5.88        $5.98        $5.96        $5.70
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.14          $0.27(z)       $0.28        $0.29        $0.28        $0.28
Net realized and unrealized gain (loss)
on investments                                       (0.13)          0.03(z)       (0.03)       (0.11)        0.02         0.27
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.01          $0.30          $0.25        $0.18        $0.30        $0.55
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.13)        $(0.26)        $(0.28)      $(0.28)      $(0.28)      $(0.29)
From net realized gain on investments                   --             --          (0.01)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.13)        $(0.26)        $(0.29)      $(0.28)      $(0.28)      $(0.29)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.76          $5.88          $5.84        $5.88        $5.98        $5.96
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.15(n)        5.30           4.22         3.14         5.22         9.79
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.99(a)        1.11           1.09         0.97         0.96         0.96
Expenses after expense reductions (f)                 0.74(a)        0.86           0.84         0.72         0.76         0.76
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.54(a)        0.60           0.63         0.61         0.67         0.67
Net investment income                                 4.68(a)        4.66(z)        4.69         4.91         4.71         4.73
Portfolio turnover                                      15             16              9           12            8           22
Net assets at end of period (000 Omitted)         $358,233       $366,861       $291,656     $295,332     $314,108     $333,350
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CALIFORNIA MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED        -------------------------------------------------------------
CLASS B                                             9/30/07          2007           2006         2005         2004         2003
                                                  (UNAUDITED)
Net asset value, beginning of period                 $5.88          $5.84          $5.88        $5.98        $5.96        $5.70
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.11          $0.23(z)       $0.23        $0.25        $0.23        $0.23
Net realized and unrealized gain (loss)
on investments                                       (0.12)          0.03(z)       (0.03)       (0.11)        0.03         0.27
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $(0.01)         $0.26          $0.20        $0.14        $0.26        $0.50
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.11)        $(0.22)        $(0.23)      $(0.24)      $(0.24)      $(0.24)
From net realized gain on investments                   --             --          (0.01)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.11)        $(0.22)        $(0.24)      $(0.24)      $(0.24)      $(0.24)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.76          $5.88          $5.84        $5.88        $5.98        $5.96
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           (0.24)(n)       4.51           3.44         2.38         4.38         8.93
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.78(a)        1.88           1.85         1.70         1.76         1.75
Expenses after expense reductions (f)                 1.53(a)        1.62           1.60         1.45         1.56         1.55
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.33(a)        1.37           1.39         1.34         1.47         1.46
Net investment income                                 3.89(a)        3.91(z)        3.94         4.17         3.91         3.94
Portfolio turnover                                      15             16              9           12            8           22
Net assets at end of period (000 Omitted)          $38,699        $47,127        $58,338      $69,142      $85,106      $98,888
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) CALIFORNIA MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED        -------------------------------------------------------------
CLASS C                                             9/30/07          2007           2006         2005         2004         2003
                                                  (UNAUDITED)
Net asset value, beginning of period                 $5.90          $5.86          $5.90        $6.00        $5.98        $5.72
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.11          $0.22(z)       $0.23        $0.24        $0.23        $0.23
Net realized and unrealized gain (loss)
on investments                                       (0.13)          0.03(z)       (0.04)       (0.11)        0.02         0.27
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $(0.02)         $0.25          $0.19        $0.13        $0.25        $0.50
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.10)        $(0.21)        $(0.22)      $(0.23)      $(0.23)      $(0.24)
From net realized gain on investments                   --             --          (0.01)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.10)        $(0.21)        $(0.23)      $(0.23)      $(0.23)      $(0.24)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.78          $5.90          $5.86        $5.90        $6.00        $5.98
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           (0.30)(n)       4.36           3.29         2.22         4.27         8.78
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.90(a)        2.01           1.99         1.87         1.86         1.86
Expenses after expense reductions (f)                 1.64(a)        1.76           1.74         1.62         1.65         1.66
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.44(a)        1.50           1.53         1.51         1.56         1.57
Net investment income                                 3.78(a)        3.77(z)        3.79         4.01         3.81         3.83
Portfolio turnover                                      15             16              9           12            8           22
Net assets at end of period (000 Omitted)          $29,968        $30,492        $29,880      $33,162      $36,363      $40,804
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended
    March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) FLORIDA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED        -------------------------------------------------------------
CLASS A                                             9/30/07          2007           2006         2005         2004         2003
                                                  (UNAUDITED)
Net asset value, beginning of period                $10.09         $10.05         $10.09       $10.24       $10.19        $9.78
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.23          $0.46(z)       $0.45        $0.47        $0.47        $0.48
Net realized and unrealized gain (loss)
on investments                                       (0.20)          0.02(z)       (0.04)       (0.15)        0.05         0.44
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.03          $0.48          $0.41        $0.32        $0.52        $0.92
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.22)        $(0.44)        $(0.45)      $(0.47)      $(0.47)      $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.90         $10.09         $10.05       $10.09       $10.24       $10.19
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.32(n)        4.92           4.14         3.25         5.20         9.40
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.20(a)        1.19           1.11         0.94         0.98         0.88
Expenses after expense reductions (f)                 0.95(a)        0.94           0.86         0.69         0.77         0.68
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.58(a)        0.64           0.64         0.57         0.64         0.62
Net investment income                                 4.66(a)        4.53(z)        4.46         4.68         4.58         4.78
Portfolio turnover                                       0              9             17           18           31           27
Net assets at end of period (000 Omitted)          $59,145        $63,590        $70,402      $69,082      $79,155      $86,045
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) FLORIDA MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED        -------------------------------------------------------------
CLASS B                                             9/30/07          2007           2006         2005         2004         2003
                                                  (UNAUDITED)
Net asset value, beginning of period                $10.09         $10.05         $10.09       $10.24       $10.19        $9.78
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.19          $0.38(z)       $0.38        $0.40        $0.39        $0.40
Net realized and unrealized gain (loss)
on investments                                       (0.20)          0.03(z)       (0.04)       (0.16)        0.05         0.43
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $(0.01)         $0.41          $0.34        $0.24        $0.44        $0.83
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.18)        $(0.37)        $(0.38)      $(0.39)      $(0.39)      $(0.42)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.90         $10.09         $10.05       $10.09       $10.24       $10.19
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           (0.06)(n)       4.12           3.35         2.45         4.36         8.64
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.97(a)        1.96           1.87         1.71         1.77         1.68
Expenses after expense reductions (f)                 1.72(a)        1.71           1.62         1.46         1.57         1.48
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.35(a)        1.40           1.40         1.34         1.44         1.42
Net investment income                                 3.89(a)        3.77(z)        3.70         3.92         3.78         3.97
Portfolio turnover                                       0              9             17           18           31           27
Net assets at end of period (000 Omitted)           $8,601        $10,906        $14,970      $18,382      $22,312      $25,175
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED        -------------------------------------------------------------
CLASS A                                             9/30/07          2007           2006         2005         2004         2003
                                                  (UNAUDITED)
Net asset value, beginning of period                $10.83         $10.80         $10.99       $11.22       $11.17       $10.63
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.24          $0.47(z)       $0.46        $0.48        $0.49        $0.49
Net realized and unrealized gain (loss)
on investments                                       (0.13)          0.01(z)       (0.18)       (0.23)        0.05         0.55
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.11          $0.48          $0.28        $0.25        $0.54        $1.04
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.22)        $(0.45)        $(0.47)      $(0.48)      $(0.49)      $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.72         $10.83         $10.80       $10.99       $11.22       $11.17
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.08(n)        4.55           2.53         2.27         4.93         9.97
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.45(a)        1.47           1.39         1.24         1.20         1.22
Expenses after expense reductions (f)                 1.20(a)        1.22           1.14         0.99         0.99         1.02
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.88(a)        0.93           0.93         0.88         0.91         0.92
Net investment income                                 4.39(a)        4.37(z)        4.22         4.35         4.35         4.43
Portfolio turnover                                       7              6              5           18           12           25
Net assets at end of period (000 Omitted)          $49,154        $51,015        $51,681      $53,190      $55,659      $57,636
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) GEORGIA MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                            YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
CLASS B                                             9/30/07        2007             2006         2005         2004         2003
                                                  (UNAUDITED)
Net asset value, beginning of period                $10.87       $10.84           $11.00       $11.23       $11.18       $10.64
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.20        $0.40(z)         $0.41        $0.40        $0.40        $0.40
Net realized and unrealized gain (loss)
on investments                                       (0.13)        0.00(w)(z)      (0.18)       (0.24)        0.06         0.56
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.07        $0.40            $0.23        $0.16        $0.46        $0.96
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.18)      $(0.37)          $(0.39)      $(0.39)      $(0.41)      $(0.42)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.76       $10.87           $10.84       $11.00       $11.23       $11.18
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.70(n)      3.77             2.05         1.51         4.15         9.15
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.20(a)      2.22             2.14         1.99         1.94         1.97
Expenses after expense reductions (f)                 1.95(a)      1.97             1.89         1.74         1.74         1.77
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.63(a)      1.68             1.68         1.63         1.66         1.67
Net investment income                                 3.64(a)      3.63(z)          3.72         3.60         3.60         3.68
Portfolio turnover                                       7            6                5           18           12           25
Net assets at end of period (000 Omitted)           $7,541       $8,175           $9,816      $13,280      $16,759      $18,077
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not Annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount as less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                            YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
CLASS A                                             9/30/07          2007           2006         2005         2004         2003
                                                  (UNAUDITED)
Net asset value, beginning of period                $11.30         $11.27         $11.49       $11.74       $11.69       $11.21
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.25          $0.50(z)       $0.50        $0.52        $0.51        $0.52
Net realized and unrealized gain (loss)
on investments                                       (0.22)          0.04(z)       (0.15)       (0.25)        0.06         0.50
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.03          $0.54          $0.35        $0.27        $0.57        $1.02
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.23)        $(0.48)        $(0.50)      $(0.51)      $(0.52)      $(0.54)
From net realized gain on investments                   --          (0.03)         (0.07)       (0.01)          --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.23)        $(0.51)        $(0.57)      $(0.52)      $(0.52)      $(0.54)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.10         $11.30         $11.27       $11.49       $11.74       $11.69
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.31(n)        4.88           3.06         2.36         4.96         9.21
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.26(a)        1.29           1.19         1.14         1.17         1.15
Expenses after expense reductions (f)                 1.01(a)        1.04           0.94         0.89         0.96         0.95
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.87(a)        0.91           0.94         0.89         0.96         0.95
Net investment income                                 4.43(a)        4.48(z)        4.38         4.48         4.35         4.51
Portfolio turnover                                       4             16              9           12           21           12
Net assets at end of period (000 Omitted)         $113,345       $117,598       $115,307     $124,261     $138,201     $138,666
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MARYLAND MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED        -------------------------------------------------------------
CLASS B                                             9/30/07          2007          2006        2005           2004         2003
                                                  (UNAUDITED)
Net asset value, beginning of period                $11.29         $11.26        $11.49      $11.74         $11.68       $11.20
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.21          $0.43(z)      $0.43       $0.44          $0.43        $0.45
Net realized and unrealized gain (loss)
on investments                                       (0.21)          0.03(z)      (0.17)      (0.25)          0.07         0.49
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $--          $0.46         $0.26       $0.19          $0.50        $0.94
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.20)        $(0.40)       $(0.42)     $(0.44)        $(0.44)      $(0.46)
From net realized gain on investments                   --          (0.03)        (0.07)      (0.00)(w)         --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.20)        $(0.43)       $(0.49)     $(0.44)        $(0.44)      $(0.46)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.09         $11.29        $11.26      $11.49         $11.74       $11.68
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           (0.01)(n)       4.21          2.30        1.69           4.37         8.52
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.92(a)        1.95          1.84        1.79           1.81         1.80
Expenses after expense reductions (f)                 1.66(a)        1.70          1.59        1.54           1.61         1.60
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.52(a)        1.56          1.59        1.54           1.61         1.60
Net investment income                                 3.78(a)        3.83(z)       3.72        3.83           3.70         3.86
Portfolio turnover                                       4             16             9          12             21           12
Net assets at end of period (000 Omitted)          $14,038        $16,515       $21,011     $25,716        $31,697      $34,033
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.12% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                            YEARS ENDED 3/31
                                                     ENDED       --------------------------------------------------------------
CLASS A                                             9/30/07          2007           2006         2005         2004         2003
                                                  (UNAUDITED)

Net asset value, beginning of period                $11.25         $11.22         $11.31       $11.52       $11.49       $10.90
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.25          $0.51(z)       $0.48        $0.51        $0.51        $0.52
Net realized and unrealized gain (loss)
on investments                                       (0.15)          0.02(z)       (0.05)       (0.22)        0.03         0.60
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.10          $0.53          $0.43        $0.29        $0.54        $1.12
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.24)        $(0.47)        $(0.48)      $(0.50)      $(0.51)      $(0.53)
From net realized gain on investments                   --          (0.03)         (0.04)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.24)        $(0.50)        $(0.52)      $(0.50)      $(0.51)      $(0.53)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.11         $11.25         $11.22       $11.31       $11.52       $11.49
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.88(n)        4.80           3.83         2.63         4.82        10.42
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.37(a)        1.39           1.34         1.19         1.23         1.21
Expenses after expense reductions (f)                 1.12(a)        1.14           1.09         0.94         1.02         1.01
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.82(a)        0.87           0.90         0.84         0.95         0.92
Net investment income                                 4.52(a)        4.57(z)        4.23         4.48         4.39         4.56
Portfolio turnover                                      12              5             10           11           14           15
Net assets at end of period (000 Omitted)         $189,372       $189,049       $196,992     $210,103     $224,923     $233,500
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                     ENDED        -------------------------------------------------------------
CLASS B                                             9/30/07          2007           2006         2005         2004         2003
                                                  (UNAUDITED)

Net asset value, beginning of period                $11.27         $11.24         $11.33       $11.54       $11.51       $10.92
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.22          $0.44(z)       $0.41        $0.43        $0.43        $0.44
Net realized and unrealized gain (loss)
on investments                                       (0.16)          0.02(z)       (0.05)       (0.21)        0.04         0.60
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.06          $0.46          $0.36        $0.22        $0.47        $1.04
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.20)        $(0.40)        $(0.41)      $(0.43)      $(0.44)      $(0.45)
From net realized gain on investments                   --          (0.03)         (0.04)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.20)        $(0.43)        $(0.45)      $(0.43)      $(0.44)      $(0.45)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.13         $11.27         $11.24       $11.33       $11.54       $11.51
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.55(n)        4.12           3.16         1.97         4.14         9.69
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.02(a)        2.04           1.99         1.84         1.87         1.86
Expenses after expense reductions (f)                 1.77(a)        1.79           1.74         1.59         1.67         1.66
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.47(a)        1.52           1.55         1.49         1.60         1.57
Net investment income                                 3.87(a)        3.92(z)        3.58         3.83         3.74         3.91
Portfolio turnover                                      12              5             10           11           14           15
Net assets at end of period (000 Omitted)          $27,216        $31,415        $36,924      $40,766      $46,253      $47,612
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.20% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and each fund may be required to issue Form 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each fund's financial statements.

DERIVATIVE RISK - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statements of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statements of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statements of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the funds with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. Each fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The funds may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INVERSE FLOATERS - The funds invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statements of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. At September 30, 2007, each fund's payable to the holder of the floating rate certificate from trust assets, the weighted average interest rate on the floating rate certificates issued by the trust, and the interest expense and fees in connection with self-deposited inverse floaters were as follows:

                           PAYABLE TO THE HOLDER                WEIGHTED AVERAGE            INTEREST EXPENSE AND
                            OF THE FLOATING RATE       INTEREST RATE ON FLOATING         FEES IN CONNECTION WITH
                                CERTIFICATE FROM        RATE CERTIFICATES ISSUED          SELF-DEPOSITED INVERSE
FUND                                TRUST ASSETS                    BY THE TRUST            FLOATER TRANSACTIONS

Alabama Fund                          $6,515,570                           3.83%                        $130,860
Arkansas Fund                          8,261,760                           3.81%                         164,909
California Fund                       21,515,378                           3.91%                         439,603
Florida Fund                           6,507,505                           3.84%                         131,574
Georgia Fund                           4,512,840                           3.92%                          92,008
Maryland Fund                          4,714,091                           3.85%                          95,605
Massachusetts Fund                    15,772,915                           3.93%                         319,899

Primary and externally deposited inverse floaters held by the funds are not accounted for as secured borrowings.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2007, is shown as a reduction of total expenses on the Statements of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                  ALABAMA       ARKANSAS     CALIFORNIA       FLORIDA       GEORGIA       MARYLAND   MASSACHUSETTS
YEAR ENDED 3/31/07                   FUND           FUND           FUND          FUND          FUND           FUND            FUND

Ordinary income (including
any short-term
capital gains)                    $57,485            $--            $--           $--           $--       $186,693        $513,466
Tax-exempt income               3,585,460      5,934,520     17,128,751     3,474,057     2,461,078      5,582,159       9,388,561
Long-term capital gain            329,323             --             --            --            --        197,952              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions            $3,972,268     $5,934,520    $17,128,751    $3,474,057    $2,461,078     $5,966,804      $9,902,027

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                  ALABAMA       ARKANSAS     CALIFORNIA       FLORIDA       GEORGIA       MARYLAND   MASSACHUSETTS
AS OF 9/30/07                        FUND           FUND           FUND          FUND          FUND           FUND            FUND

Cost of investments           $77,631,974   $128,378,837   $407,342,854   $64,358,863   $52,976,712   $120,880,578    $202,789,459
-----------------------------------------------------------------------------------------------------------------------=----------
Gross appreciation             $3,499,267     $5,918,522    $16,690,712    $2,654,726    $2,767,638     $5,553,943     $10,461,442
Gross depreciation               (547,548)      (404,862)    (2,608,469)     (487,399)     (170,086)      (819,497)       (444,588)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation)                 $2,951,719     $5,513,660    $14,082,243    $2,167,327    $2,597,552     $4,734,446     $10,016,854

                                  ALABAMA       ARKANSAS     CALIFORNIA       FLORIDA       GEORGIA       MARYLAND   MASSACHUSETTS
AS OF 3/31/07                        FUND           FUND           FUND          FUND          FUND           FUND            FUND

Undistributed ordinary income    $109,379            $--            $--           $--           $--         $8,856        $454,630
Undistributed tax-exempt
income                            572,114        740,341      1,474,026       210,363        92,730        376,829         598,855
Undistributed long-term
capital gain                       77,664             --             --            --            --        199,581         553,431
Capital loss carryforwards             --       (289,410)      (104,559)      (14,626)           --             --              --
Post-October capital loss
deferral                               --             --             --            --       (66,017)            --              --
Other temporary differences      (453,819)      (500,950)    (1,438,323)     (247,334)     (193,148)      (439,736)       (748,081)
Net unrealized appreciation
(depreciation)                  3,823,092      7,326,175     20,579,607     3,541,140     3,460,446      7,340,420      13,352,915

The aggregate cost above includes prior fiscal year end tax adjustments.

As of March 31, 2007, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                ARKANSAS         CALIFORNIA           FLORIDA
EXPIRATION DATE                     FUND               FUND              FUND

3/31/11                              $--                $--          $(14,626)
3/31/12                         (289,410)                --                --
3/31/14                               --           (104,559)               --
-----------------------------------------------------------------------------
Total                          $(289,410)         $(104,559)         $(14,626)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended September 30, 2007, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations.

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND

         $103,663           $170,152           $546,450            $88,985            $72,359           $163,311           $272,154

The management fee incurred for the six months ended September 30, 2007 was equivalent to an annual effective rate of 0.30% of each fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the funds.

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND
           $6,603            $25,634            $26,960             $4,510             $1,659             $8,778            $28,643

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

DISTRIBUTION PLAN FEE TABLE:

                                                                                   CLASS A
                                          -----------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE          PLAN (d)          RATE (e)               FEE

Alabama Fund                                          0.10%             0.25%             0.35%             0.25%           $91,577
Arkansas Fund                                         0.10%             0.25%             0.35%             0.10%            64,147
California Fund                                       0.10%             0.25%             0.35%             0.10%           182,387
Florida Fund                                          0.10%             0.25%             0.35%                --                --
Georgia Fund                                          0.10%             0.25%             0.35%             0.25%            62,648
Maryland Fund                                         0.10%             0.25%             0.35%             0.35%           201,832
Massachusetts Fund                                    0.10%             0.25%             0.35%             0.35%           329,739

                                                                                   CLASS B
                                          -----------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE          PLAN (d)          RATE (e)               FEE

Alabama Fund                                          0.75%             0.25%             1.00%             1.00%           $48,343
Arkansas Fund                                         0.75%             0.25%             1.00%             0.87%            35,348
California Fund                                       0.75%             0.25%             1.00%             0.89%           186,174
Florida Fund                                          0.75%             0.25%             1.00%             0.77%            38,127
Georgia Fund                                          0.75%             0.25%             1.00%             1.00%            38,844
Maryland Fund                                         0.75%             0.25%             1.00%             1.00%            76,579
Massachusetts Fund                                    0.75%             0.25%             1.00%             1.00%           146,501

                                                                                   CLASS C
                                          -----------------------------------------------------------------------------------------
                                                                                          TOTAL            ANNUAL      DISTRIBUTION
                                               DISTRIBUTION           SERVICE      DISTRIBUTION         EFFECTIVE       AND SERVICE
                                                   FEE RATE          FEE RATE          PLAN (d)          RATE (e)               FEE

California Fund                                       0.75%             0.25%             1.00%             1.00%          $151,679

                                        ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND MASSACHUSETTS
                                           FUND          FUND          FUND          FUND          FUND          FUND          FUND

Total Distribution and Service Fees    $139,920       $99,495      $520,240       $38,127      $101,492      $278,411     $476,240

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30, 2007 based on each class' average daily net assets. Payment of the Alabama Fund's, Arkansas Fund's, California Fund's, Florida Fund's, and Georgia Fund's 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as each fund's Board of Trustees may determine. Payment of Florida Fund's 0.25% annual Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class A service fee is currently being paid by the Arkansas Fund and California Fund. Payment of the remaining 0.15% of the Arkansas Fund and California Fund Class A service fee is not yet in effect and will be implemented on such date as each fund's Board of Trustees may determine. For one year from the date of sale of Florida Fund's Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Florida Fund's Class B shares, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Arkansas Fund's and California Fund's Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Arkansas Fund and California Fund Class B shares, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as each fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2007, were as follows:

                                        ALABAMA      ARKANSAS    CALIFORNIA    FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
CDSC IMPOSED                               FUND          FUND          FUND       FUND          FUND          FUND            FUND

Class A                                      $2           $--        $8,122        $--           $--           $--             $--
Class B                                  12,772        17,246        27,767     12,513         5,730         8,942          30,263
Class C                                     N/A           N/A         2,771        N/A           N/A           N/A             N/A

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the funds for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2007, each fund paid MFSC the following fee, which equated to the following annual percentage of each fund's average daily net assets.

                                        ALABAMA      ARKANSAS    CALIFORNIA    FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
                                           FUND          FUND          FUND       FUND          FUND          FUND            FUND

Expenses paid                           $18,576       $30,483       $98,040    $15,972       $12,973       $29,291         $48,768
Percentage of average daily net assets  0.0449%       0.0449%       0.0450%    0.0450%       0.0449%       0.0450%         0.0449%

MFSC also receives payment from the funds for out-of-pocket expenses, sub- accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND

          $15,165            $18,466            $50,470            $12,086            $10,361            $22,316            $31,352

The funds may also pay shareholder servicing related costs directly to non- related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the funds. Under an administrative services agreement, the funds partially reimburse MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on average daily net assets. Each fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended September 30, 2007 was equivalent to the following annual effective rates of each fund's average daily net assets:

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND

          0.0279%            0.0235%            0.0189%            0.0297%            0.0327%            0.0238%            0.0210%

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in the following pension expense for the funds. These amounts are included in independent trustees' compensation for the six months ended
September 30, 2007.

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND

             $417               $392               $957               $390               $425               $814               $827

The liability for deferred retirement benefits payable to certain retired independent trustees amounted to the following for each fund at September 30, 2007, and is included in payable for independent trustees' compensation.

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND

           $9,659             $9,268            $18,808             $9,254            $10,952            $13,632            $13,574

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief
Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended September
30, 2007, the fee paid to Tarantino LLC amounted to the following:

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND

             $206               $336             $1,080               $177               $144               $324               $539

MFS has agreed to reimburse the funds for a portion of the payments made by each fund to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

          ALABAMA           ARKANSAS         CALIFORNIA            FLORIDA            GEORGIA           MARYLAND      MASSACHUSETTS
             FUND               FUND               FUND               FUND               FUND               FUND               FUND

             $202               $330             $1,060               $174               $141               $318               $529

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, were as follows:

                    ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
                       FUND          FUND          FUND          FUND          FUND          FUND            FUND
Purchases        $6,334,061    $8,790,970   $76,064,211           $--    $4,066,643    $4,778,109     $26,906,054
-------------------------------------------------------------------------------------------------------------------
Sales            $6,655,838    $5,151,396   $67,919,014    $4,545,902    $5,567,177    $9,180,149     $28,031,728
-------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                                         ALABAMA FUND                                           ARKANSAS FUND
                    -----------------------------------------------------   -----------------------------------------------------
                         SIX MONTHS ENDED               YEAR ENDED               SIX MONTHS ENDED               YEAR ENDED
                             9/30/07                      3/31/07                    9/30/07                      3/31/07
                    ------------------------    -------------------------   -------------------------   -------------------------
                      SHARES       AMOUNT         SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A              219,616     $2,265,218      669,802     $7,025,464      667,449     $6,666,520    1,572,202    $15,852,374
  Class B               12,820        132,289       29,502        309,032       11,351        113,777       44,510        445,846
---------------------------------------------------------------------------------------------------------------------------------
                       232,436     $2,397,507      699,304     $7,334,496      678,800     $6,780,297    1,616,712    $16,298,220

Shares issued to
shareholders in
reinvestment of
distributions
  Class A               92,770       $959,316      195,465     $2,049,643      168,187     $1,677,864      309,341     $3,114,374
  Class B               10,989        113,637       27,098        284,136        9,077         90,711       22,326        224,998
---------------------------------------------------------------------------------------------------------------------------------
                       103,759     $1,072,953      222,563     $2,333,779      177,264     $1,768,575      331,667     $3,339,372

Shares reacquired
  Class A             (327,475)   $(3,376,829)    (917,325)   $(9,608,003)    (639,255)   $(6,358,002)  (1,396,838)  $(14,049,706)
  Class B             (133,407)    (1,373,850)    (344,019)    (3,598,864)    (182,800)    (1,828,247)    (235,505)    (2,374,691)
---------------------------------------------------------------------------------------------------------------------------------
                      (460,882)   $(4,750,679)  (1,261,344)  $(13,206,867)    (822,055)   $(8,186,249)  (1,632,343)  $(16,424,397)

Net change
  Class A              (15,089)     $(152,295)     (52,058)     $(532,896)     196,381     $1,986,382      484,705     $4,917,042
  Class B             (109,598)    (1,127,924)    (287,419)    (3,005,696)    (162,372)    (1,623,759)    (168,669)    (1,703,847)
---------------------------------------------------------------------------------------------------------------------------------
                      (124,687)   $(1,280,219)    (339,477)   $(3,538,592)      34,009       $362,623      316,036     $3,213,195

                                       CALIFORNIA FUND                                           FLORIDA FUND
                    -----------------------------------------------------   -----------------------------------------------------
                         SIX MONTHS ENDED               YEAR ENDED               SIX MONTHS ENDED               YEAR ENDED
                             9/30/07                      3/31/07                    9/30/07                      3/31/07
                    -------------------------   -------------------------   -------------------------   -------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A            4,117,267    $23,936,360   19,060,380   $112,028,736      223,841     $2,222,266      628,039     $6,315,187
  Class B              167,030        962,129      439,370      2,576,697       22,148        219,461       51,412        517,499
  Class C              463,096      2,703,718      682,033      4,026,468           --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                     4,747,393    $27,602,207   20,181,783   $118,631,901      245,989     $2,441,727      679,451     $6,832,686

Shares issued to
shareholders in
reinvestment of
distributions
  Class A              788,902     $4,578,870    1,284,059     $7,531,550       68,561       $684,285      150,268     $1,515,757
  Class B               81,306        472,171      204,868      1,201,571        8,530         85,161       21,190        213,659
  Class C               51,450        299,643      106,824        628,361           --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                       921,658     $5,350,684    1,595,751     $9,361,482       77,091       $769,446      171,458     $1,729,416

                                       CALIFORNIA FUND                                           FLORIDA FUND
                    -----------------------------------------------------   -----------------------------------------------------
                         SIX MONTHS ENDED               YEAR ENDED               SIX MONTHS ENDED               YEAR ENDED
                             9/30/07                      3/31/07                    9/30/07                      3/31/07
                    -------------------------   -------------------------   -------------------------   -------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares reacquired
  Class A           (5,087,841)  $(29,365,142)  (7,938,517)  $(46,583,688)    (624,685)   $(6,216,392)  (1,476,778)  $(14,895,683)
  Class B           (1,541,671)    (8,944,708)  (2,623,694)   (15,379,345)    (243,390)    (2,422,808)    (480,511)    (4,837,458)
  Class C             (496,269)    (2,892,265)    (724,167)    (4,258,879)          --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                    (7,125,781)  $(41,202,115) (11,286,378)  $(66,221,912)    (868,075)   $(8,639,200)  (1,957,289)  $(19,733,141)

Net change
  Class A             (181,672)     $(849,912)  12,405,922    $72,976,598     (332,283)   $(3,309,841)    (698,471)   $(7,064,739)
  Class B           (1,293,335)    (7,510,408)  (1,979,456)   (11,601,077)    (212,712)    (2,118,186)    (407,909)    (4,106,300)
  Class C               18,277        111,096       64,690        395,950           --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                    (1,456,730)   $(8,249,224)  10,491,156    $61,771,471     (544,995)   $(5,428,027)  (1,106,380)   (11,171,039)

                                         GEORGIA FUND                                           MARYLAND FUND
                    -----------------------------------------------------   -----------------------------------------------------
                         SIX MONTHS ENDED               YEAR ENDED               SIX MONTHS ENDED               YEAR ENDED
                             9/30/07                      3/31/07                    9/30/07                      3/31/07
                    -------------------------   -------------------------   -------------------------   -------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A              107,148     $1,147,511      432,423     $4,704,786      289,220     $3,222,513      999,185    $11,309,806
  Class B                8,370         89,433       25,557        278,353       12,048        133,914       89,512      1,009,393
---------------------------------------------------------------------------------------------------------------------------------
                       115,518     $1,236,944      457,980     $4,983,139      301,268     $3,356,427    1,088,697    $12,319,199

Shares issued to
shareholders in
reinvestment of
distributions
  Class A               61,772       $661,671      131,267     $1,424,086      131,812     $1,472,283      280,526     $3,171,970
  Class B                7,630         82,031       16,436        178,906       13,289        148,374       37,398        422,520
---------------------------------------------------------------------------------------------------------------------------------
                        69,402       $743,702      147,703     $1,602,992      145,101     $1,620,657      317,924     $3,594,490

Shares reacquired
  Class A             (295,196)   $(3,149,847)    (636,783)   $(6,903,492)    (616,061)   $(6,865,426)  (1,101,793)  $(12,451,798)
  Class B              (67,310)      (725,307)    (195,213)    (2,121,928)    (222,133)    (2,463,930)    (529,716)    (5,988,774)
---------------------------------------------------------------------------------------------------------------------------------
                      (362,506)   $(3,875,154)    (831,996)   $(9,025,420)    (838,194)   $(9,329,356)  (1,631,509)   (18,440,572)

Net change
  Class A             (126,276)   $(1,340,665)     (73,093)     $(774,620)    (195,029)   $(2,170,630)     177,918     $2,029,978
  Class B              (51,310)      (553,843)    (153,220)    (1,664,669)    (196,796)    (2,181,642)    (402,806)    (4,556,861)
---------------------------------------------------------------------------------------------------------------------------------
                      (177,586)   $(1,894,508)    (226,313)   $(2,439,289)    (391,825)   $(4,352,272)    (224,888)   $(2,526,883)

                                      MASSACHUSETTS FUND
                    -----------------------------------------------------
                         SIX MONTHS ENDED               YEAR ENDED
                             9/30/07                      3/31/07
                    -------------------------   -------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A            1,045,905    $11,597,200    1,205,445    $13,563,508
  Class B               44,782        497,315      113,872      1,284,027
------------------------------------------------------------------------
                     1,090,687    $12,094,515    1,319,317    $14,847,535

Shares issued to
shareholders in
reinvestment of
distributions
  Class A              184,366     $2,050,846     394,127    $4,439,231
  Class B               28,213        314,437      69,026       778,775
-------------------------------------------------------------------------------
                       212,579     $2,365,283     463,153    $5,218,006

Shares reacquired
  Class A             (997,120)  $(11,061,601) (2,349,203) $(26,419,103)
  Class B             (416,342)    (4,618,186)   (680,034)   (7,664,911)
-------------------------------------------------------------------------------
                    (1,413,462)  $(15,679,787) (3,029,237) $(34,084,014)

Net change
  Class A              233,151     $2,586,445    (749,631)  $(8,416,364)
  Class B             (343,347)    (3,806,434)   (497,136)   (5,602,109)
-------------------------------------------------------------------------------
                      (110,196)   $(1,219,989) (1,246,767) $(14,018,473)

(6) LINE OF CREDIT

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended September 30, 2007, each fund's commitment fee and interest expense on the line of credit were as follows, and are included in miscellaneous expense on the Statements of Operations.

                         ALABAMA      ARKANSAS    CALIFORNIA       FLORIDA       GEORGIA      MARYLAND   MASSACHUSETTS
                            FUND          FUND          FUND          FUND          FUND          FUND            FUND

Commitment Fee              $210          $337        $1,074          $191          $134          $361            $529
Interest Expense              --            --            --            --            --            --              --

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of each Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Funds' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Funds, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund's Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions.

In assessing the reasonableness of each Fund's advisory fee, the Trustees considered, among other information, each Fund's advisory fee and the total expense ratio of each Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for each Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above for the Funds, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds' portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

MFS ALABAMA MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance and its Lipper performance universe. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS ARKANSAS MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS CALIFORNIA MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS FLORIDA MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS GEORGIA MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was higher than the Lipper expense group median.

MFS MARYLAND MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was higher than the Lipper expense group median.

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

ACCESS TO DISCLOSURES ON MFS WEBSITE

A discussion regarding the Board's most recent review and renewal of each Fund's investment advisory agreement will be available on or before November 1, 2007, by clicking on each Fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

                                Public Reference Room
                                Securities and Exchange Commission
                                100 F Street, NE, Room 1580
                                Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741


-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street, Boston, MA 02116

                              M F S(R)
                              INVESTMENT MANAGEMENT

[graphic omitted]

                         9/30/07 SEMIANNUAL REPORT

                         MFS(R) MUNICIPAL SERIES TRUST
                         For the states of: Mississippi, New York,
                         North Carolina, Pennsylvania, South Carolina, Tennessee, Virginia, and West Virginia

                                                                       MSTB-SEM

MFS(R) Municipal Series Trust

Mississippi, New York, North Carolina, Pennsylvania,
South Carolina, Tennessee, Virginia, and West Virginia

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLES                                    5
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          8
---------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES             41
---------------------------------------------------
STATEMENTS OF OPERATIONS                         45
---------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS              47
---------------------------------------------------
FINANCIAL HIGHLIGHTS                             50
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    69
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    79
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            84
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   84
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

----------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
----------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three- pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              MFS(R) Mississippi Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   103.6%
              Cash & Other Net Assets                  (3.6)%

              TOP FIVE INDUSTRIES (i)

              State & Local Agencies                   17.2%
              ----------------------------------------------
              General Obligations - General Purpose    15.7%
              ----------------------------------------------
              Healthcare Revenue - Hospitals           14.5%
              ----------------------------------------------
              Universities - Colleges                  12.1%
              ----------------------------------------------
              Water & Sewer Utility Revenue            11.3%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      75.6%
              ----------------------------------------------
              AA                                        1.2%
              ----------------------------------------------
              A                                         6.6%
              ----------------------------------------------
              BBB                                       8.5%
              ----------------------------------------------
              Not Rated                                 8.1%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    6.9
              ----------------------------------------------
              Average Life (i)(m)                  13.3 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              15.8 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)           AA+
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

              MFS(R) New York Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   105.6%
              Cash & Other Net Assets                 (5.6)%

              TOP FIVE INDUSTRIES (i)

              State & Local Agencies                   15.2%
              ----------------------------------------------
              Toll Roads                               13.0%
              ----------------------------------------------
              Water & Sewer Utility Revenue            12.3%
              ----------------------------------------------
              Transportation - Special Tax              9.2%
              ----------------------------------------------
              General Obligations - General Purpose     6.8%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      40.9%
              ----------------------------------------------
              AA                                       19.1%
              ----------------------------------------------
              A                                        11.4%
              ----------------------------------------------
              BBB                                       7.1%
              ----------------------------------------------
              BB                                        2.3%
              ----------------------------------------------
              B                                         0.9%
              ----------------------------------------------
              CCC                                       0.1%
              ----------------------------------------------
              Not Rated                                18.2%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    8.1
              ----------------------------------------------
              Average Life (i)(m)                  15.7 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              17.0 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)           AA-
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

              MFS(R) North Carolina Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   106.8%
              Cash & Other Net Assets                 (6.8)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals           23.1%
              ----------------------------------------------
              Universities - Colleges                  16.1%
              ----------------------------------------------
              Utilities - Municipal Owned              15.8%
              ----------------------------------------------
              Water & Sewer Utility Revenue             9.0%
              ----------------------------------------------
              Single Family Housing - State             7.6%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      41.9%
              ----------------------------------------------
              AA                                       30.9%
              ----------------------------------------------
              A                                         6.1%
              ----------------------------------------------
              BBB                                       8.9%
              ----------------------------------------------
              Not Rated                                12.2%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    6.8
              ----------------------------------------------
              Average Life (i)(m)                  14.5 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              16.7 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)            AA
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)         A-1
              ----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 09/30/07.

From time to time "cash and other net assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 09/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

              MFS(R) Pennsylvania Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   105.3%
              Cash & Other Net Assets                 (5.3)%
              TOP FIVE INDUSTRIES (i)

              General Obligations - Schools            18.4%
              ----------------------------------------------
              Healthcare Revenue - Hospitals           16.2%
              ----------------------------------------------
              Universities - Colleges                  12.1%
              ----------------------------------------------
              Water & Sewer Utility Revenue             9.8%
              ----------------------------------------------
              General Obligations - General Purpose     8.6%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      61.5%
              ----------------------------------------------
              AA                                       15.1%
              ----------------------------------------------
              A                                         4.4%
              ----------------------------------------------
              BBB                                      10.2%
              ----------------------------------------------
              BB                                        0.9%
              ----------------------------------------------
              B                                         0.6%
              ----------------------------------------------
              Not Rated                                 7.3%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    6.6
              ----------------------------------------------
              Average Life (i)(m)                  14.4 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              17.0 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)            AA
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

              MFS(R) South Carolina Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   106.1%
              Cash & Other Net Assets                 (6.1)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals           19.4%
              ----------------------------------------------
              Universities - Colleges                  13.6%
              ----------------------------------------------
              Water & Sewer Utility Revenue            12.9%
              ----------------------------------------------
              General Obligations - General Purpose    11.0%
              ----------------------------------------------
              General Obligations - Schools             9.7%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      64.0%
              ----------------------------------------------
              AA                                        9.1%
              ----------------------------------------------
              A                                         7.4%
              ----------------------------------------------
              BBB                                       4.1%
              ----------------------------------------------
              B                                         0.6%
              ----------------------------------------------
              Not Rated                                14.8%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    7.3
              ----------------------------------------------
              Average Life (i)(m)                  17.9 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              19.0 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)           AA+
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

              MFS(R) Tennessee Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                    98.2%
              Cash & Other Net Assets                   1.8%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals           18.2%
              ----------------------------------------------
              Water & Sewer Utility Revenue            16.8%
              ----------------------------------------------
              Single Family Housing - State            12.4%
              ----------------------------------------------
              General Obligations - Schools            10.6%
              ----------------------------------------------
              Utilities - Municipal Owned               7.2%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      56.8%
              ----------------------------------------------
              AA                                       27.5%
              ----------------------------------------------
              A                                         3.9%
              ----------------------------------------------
              BBB                                       8.2%
              ----------------------------------------------
              BB                                        0.3%
              ----------------------------------------------
              B                                         1.0%
              ----------------------------------------------
              Not Rated                                 2.3%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    6.9
              ----------------------------------------------
              Average Life (i)(m)                  12.9 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              16.8 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)            AA
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into accou nt any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 09/30/07.

From time to time "cash and other net assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 09/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

              MFS(R) Virginia Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   102.5%
              Cash & Other Net Assets                 (2.5)%

              TOP FIVE INDUSTRIES (i)

              State & Local Agencies                   21.1%
              ----------------------------------------------
              General Obligations - Improvement        13.0%
              ----------------------------------------------
              Water & Sewer Utility Revenue            12.8%
              ----------------------------------------------
              Healthcare Revenue - Hospitals           10.2%
              ----------------------------------------------
              Utilities - Municipal Owned               9.2%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      52.2%
              ----------------------------------------------
              AA                                       21.0%
              ----------------------------------------------
              A                                         6.2%
              ----------------------------------------------
              BBB                                       6.6%
              ----------------------------------------------
              BB                                        1.1%
              ----------------------------------------------
              B                                         1.5%
              ----------------------------------------------
              CCC                                       0.3%
              ----------------------------------------------
              Not Rated                                11.1%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    7.1
              ----------------------------------------------
              Average Life (i)(m)                  14.0 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              16.9 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)            AA
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

              MFS(R) West Virginia Municipal Bond Fund

              PORTFOLIO STRUCTURE (i)

              Bonds                                   105.2%
              Cash & Other Net Assets                 (5.2)%

              TOP FIVE INDUSTRIES (i)

              Universities - Colleges                  23.3%
              ----------------------------------------------
              State & Local Agencies                   23.2%
              ----------------------------------------------
              General Obligations - General Purpose    14.4%
              ----------------------------------------------
              Water & Sewer Utility Revenue            10.7%
              ----------------------------------------------
              Healthcare Revenue - Hospitals            7.6%
              ----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                      70.8%
              ----------------------------------------------
              A                                         7.7%
              ----------------------------------------------
              BBB                                       4.2%
              ----------------------------------------------
              BB                                        0.2%
              ----------------------------------------------
              B                                         0.5%
              ----------------------------------------------
              Not Rated                                16.6%
              ----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                    6.6
              ----------------------------------------------
              Average Life (i)(m)                  15.2 yrs.
              ----------------------------------------------
              Average Maturity (i)(m)              16.6 yrs.
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)           AA+
              ----------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)          A-1
              ----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 09/30/07.

From time to time "cash and other net assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 09/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, APRIL 1, 2007, THROUGH SEPTEMBER 30, 2007

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             0.80%      $1,000.00      $1,009.90         $4.02
  A    -------------------------------------------------------------------------
       Hypothetical (h)   0.80%      $1,000.00      $1,021.00         $4.04
--------------------------------------------------------------------------------
       Actual             1.57%      $1,000.00      $1,007.10         $7.88
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.57%      $1,000.00      $1,017.15         $7.92
--------------------------------------------------------------------------------

MFS(R) NEW YORK MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             1.02%      $1,000.00      $1,012.70         $5.13
  A    -------------------------------------------------------------------------
       Hypothetical (h)   1.02%      $1,000.00      $1,019.90         $5.15
--------------------------------------------------------------------------------
       Actual             1.77%      $1,000.00      $1,009.80         $8.89
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.77%      $1,000.00      $1,016.15         $8.92
--------------------------------------------------------------------------------
       Actual             1.77%      $1,000.00      $1,009.80         $8.89
  C    -------------------------------------------------------------------------
       Hypothetical (h)   1.77%      $1,000.00      $1,016.15         $8.92
--------------------------------------------------------------------------------

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             1.08%      $1,000.00      $1,008.70         $5.42
  A    -------------------------------------------------------------------------
       Hypothetical (h)   1.08%      $1,000.00      $1,019.60         $5.45
--------------------------------------------------------------------------------
       Actual             1.73%      $1,000.00      $1,005.40         $8.67
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.73%      $1,000.00      $1,016.35         $8.72
--------------------------------------------------------------------------------
       Actual             1.73%      $1,000.00      $1,005.40         $8.67
  C    -------------------------------------------------------------------------
       Hypothetical (h)   1.73%      $1,000.00      $1,016.35         $8.72
--------------------------------------------------------------------------------

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             0.83%      $1,000.00      $1,008.20         $4.17
  A    -------------------------------------------------------------------------
       Hypothetical (h)   0.83%      $1,000.00      $1,020.85         $4.19
--------------------------------------------------------------------------------
       Actual             1.61%      $1,000.00      $1,004.40         $8.07
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.61%      $1,000.00      $1,016.95         $8.12
--------------------------------------------------------------------------------

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             1.07%      $1,000.00      $1,008.10         $5.37
  A    -------------------------------------------------------------------------
       Hypothetical (h)   1.07%      $1,000.00      $1,019.65         $5.40
--------------------------------------------------------------------------------
       Actual             1.72%      $1,000.00      $1,004.00         $8.62
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.72%      $1,000.00      $1,016.40         $8.67
--------------------------------------------------------------------------------

MFS(R) TENNESSEE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             0.87%      $1,000.00      $1,011.50         $4.38
  A    -------------------------------------------------------------------------
       Hypothetical (h)   0.87%      $1,000.00      $1,020.65         $4.39
--------------------------------------------------------------------------------
       Actual             1.52%      $1,000.00      $1,008.20         $7.63
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.52%      $1,000.00      $1,017.40         $7.67
--------------------------------------------------------------------------------

MFS(R) VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             1.03%      $1,000.00      $1,009.00         $5.17
  A    -------------------------------------------------------------------------
       Hypothetical (h)   1.03%      $1,000.00      $1,019.85         $5.20
--------------------------------------------------------------------------------
       Actual             1.68%      $1,000.00      $1,006.60         $8.43
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.68%      $1,000.00      $1,016.60         $8.47
--------------------------------------------------------------------------------
       Actual             1.68%      $1,000.00      $1,005.80         $8.42
  C    -------------------------------------------------------------------------
       Hypothetical (h)   1.68%      $1,000.00      $1,016.60         $8.47
--------------------------------------------------------------------------------

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
                                                                     Expenses
                       Annualized    Beginning        Ending       Paid During
Share                    Expense   Account Value  Account Value     Period (p)
Class                     Ratio       4/01/07        9/30/07     4/01/07-9/30/07
--------------------------------------------------------------------------------
       Actual             1.13%      $1,000.00      $1,008.30         $5.67
  A    -------------------------------------------------------------------------
       Hypothetical (h)   1.13%      $1,000.00      $1,019.35         $5.70
--------------------------------------------------------------------------------
       Actual             1.78%      $1,000.00      $1,005.90         $8.93
  B    -------------------------------------------------------------------------
       Hypothetical (h)   1.78%      $1,000.00      $1,016.10         $8.97
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 102.2%
-------------------------------------------------------------------------------
ISSUER                                                SHARES/PAR     VALUE ($)
-------------------------------------------------------------------------------
Airport and Port Revenue - 1.8%
-------------------------------------------------------------------------------
Jackson, MS, Municipal Airport Authority,
Airport Rev., "A", AMBAC, 5%, 2031                    $1,510,000    $ 1,540,905
-------------------------------------------------------------------------------
General Obligations - General Purpose - 15.5%
-------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public
Improvement, FGIC, 5.5%, 2016 (u)                     $6,220,000    $ 6,990,223
Commonwealth of Puerto Rico, Public
Improvement, "A", CIFG, 5%, 2025                         500,000        523,250
Commonwealth of Puerto Rico, Public
Improvement, "A", 5.25%, 2027                            800,000        830,032
Hinds County, MS, MBIA, 6.25%, 2010                    1,660,000      1,758,687
Hinds County, MS, MBIA, 6.25%, 2011                    1,285,000      1,390,344
Mississippi Development Bank Special
Obligations (Jackson, Mississippi) FSA,
5.25%, 2020                                              620,000        682,440
Mississippi Development Bank Special
Obligations, Harrison County Mississippi
Highway Construction, "N", FGIC, 5%, 2026              1,000,000      1,034,050
-------------------------------------------------------------------------------
                                                                    $13,209,026
-------------------------------------------------------------------------------
General Obligations - Improvement - 3.4%
-------------------------------------------------------------------------------
Mississippi Capital Improvement, "I", 6%, 2009 (c)    $1,000,000    $ 1,050,060
Mississippi Development Bank Special
Obligation (Greenville Board), 5%, 2027                  250,000        234,880
Puerto Rico Municipal Finance Agency, "A",
FSA, 5.5%, 2009 (c)(u)                                 1,500,000      1,569,660
-------------------------------------------------------------------------------
                                                                    $ 2,854,600
-------------------------------------------------------------------------------
General Obligations - Schools - 5.9%
-------------------------------------------------------------------------------
Biloxi, MS, Public School District, MBIA, 5%, 2021 $1,000,000 $ 1,024,770 Jackson, MS, Public School District, "B",
AMBAC, 5.75%, 2010 (c)                                 1,000,000      1,062,850
Jackson, MS, Public School District, "B",
AMBAC, 0%, 2022                                        2,000,000        918,440
Jackson, MS, Public School District, "B",
AMBAC, 0%, 2023                                        1,000,000        430,210
Madison County, MS, School District, "A",
MBIA, 5.875%, 2016                                     1,500,000      1,566,375
-------------------------------------------------------------------------------
                                                                    $ 5,002,645
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 14.2%
-------------------------------------------------------------------------------
Corinth & Alcorn County, MS, Hospital Rev.
(Magnolia Regional Health Center), 5.5%, 2021         $  400,000    $   402,588
Gulfport, MS, Hospital Facilities Rev.
(Memorial Hospital), MBIA, 6.125%, 2015                2,250,000      2,252,588
Gulfport, MS, Hospital Facilities Rev.
(Memorial Hospital), MBIA, 6.2%, 2018                  1,000,000      1,001,170
Gulfport, MS, Hospital Facilities Rev.
(Memorial Hospital), 5.75%, 2031                         500,000        509,200
Hinds County, MS, Rev. (Methodist Hospital
& Rehabilitation), AMBAC, 5.6%, 2012                   1,760,000      1,824,504
Jones County, MS, Hospital Rev. (South
Central Regional Medical Center), 5.5%, 2007 (c)       1,000,000      1,002,950
Mississippi Development Bank Special
Obligation (Covington Hospital Nursing Home),
"A", AMBAC, 5%, 2031                                     500,000        512,420
Mississippi Hospital Equipment & Facilities
Authority Rev. (Baptist Memorial
Healthcare), "B-1", 5%, 2024                           1,000,000      1,010,430
Mississippi Hospital Equipment & Facilities
Authority Rev. (Delta Regional Medical
Center), MBIA, 5%, 2035                                1,000,000      1,018,600
Mississippi Hospital Equipment & Facilities
Authority Rev. (Forrest County General
Hospital) FSA, 5.625%, 2011 (c)                        1,000,000      1,071,920
Mississippi Hospital Equipment & Facilities
Authority Rev. (Mississippi Baptist Health
Systems, Inc.), "A", 5%, 2026                            500,000        496,950
Mississippi Hospital Equipment & Facilities
Authority Rev. Refunding & Improvement,
Hospital South Central, 5.25%, 2031                      500,000        491,230
Mississippi Hospital Equipment & Facilities
Authority Rev., Refunding & Improvement,
Southwest Regional Medical Center, 5.5%, 2019            250,000        255,053
Mississippi Hospital Equipment & Facilities
Authority, Refunding & Improvement,
Southwest Regional Medical Center, 5.75%, 2023           250,000        256,250
-------------------------------------------------------------------------------
                                                                    $12,105,853
-------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.3%
-------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Solid
Waste Management, Inc.), 4.4%, 2027                   $  250,000    $   248,350
-------------------------------------------------------------------------------
Industrial Revenue - Other - 0.8%
-------------------------------------------------------------------------------
Mississippi Business Finance Corp.
(Northrop Grumman Ship Systems), 4.55%, 2028          $  500,000    $   467,165
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Coker
Project), 5.875%, 2022                                   210,000        216,033
-------------------------------------------------------------------------------
                                                                    $   683,198
-------------------------------------------------------------------------------
Industrial Revenue - Paper - 3.2%
-------------------------------------------------------------------------------
Jones County, MS, Solid Waste Disposal Rev.
(International Paper Co.) "A", 5.8%, 2021             $  500,000    $   506,275
Lowndes County, MS, Solid Waste Disposal &
Pollution Control Rev. (Weyerhaeuser Co.),
6.8%, 2022                                             1,250,000      1,450,463
Warren County, MS, Environmental Improvement Rev.
(International Paper Co.), "A", 4.4%, 2015               750,000        725,535
-------------------------------------------------------------------------------
                                                                    $ 2,682,273
-------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.3%
-------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation
(Diamond Lakes Utilities), 6.25%, 2017                $1,050,000    $ 1,063,608
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.9%
-------------------------------------------------------------------------------
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 5.25%, 2057                           $  720,000    $   746,813
-------------------------------------------------------------------------------
Single Family Housing - State - 5.2%
-------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family
Rev., "A", GNMA, 6.3%, 2031                           $  175,000    $   181,836
Mississippi Home Corp. Rev., Single Family
Rev., "A-2", GNMA, 6.5%, 2032                            240,000        241,776
Mississippi Home Corp. Rev., Single Family
Rev., "A-2", GNMA, 5.3%, 2023                            575,000        583,079
Mississippi Home Corp. Rev., Single Family
Rev., "A-2", GNMA, 6.95%, 2031                           235,000        242,163
Mississippi Home Corp. Rev., Single Family
Rev., "B", GNMA, 5.3%, 2035                              680,000        689,989
Mississippi Home Corp. Rev., Single Family
Rev., "B-2", GNMA, 6.375%, 2032                          390,000        399,399
Mississippi Home Corp. Rev., Single Family
Rev., "B-2", GNMA, 6.45%, 2033                           410,000        419,196
Mississippi Home Corp. Rev., Single Family
Rev., "C", GNMA, 4.95%, 2025                             745,000        740,537
Mississippi Home Corp. Rev., Single Family
Rev., "C-1", GNMA, 4.7%, 2038                          1,000,000        948,280
-------------------------------------------------------------------------------
                                                                    $ 4,446,255
-------------------------------------------------------------------------------
State & Local Agencies - 16.9%
-------------------------------------------------------------------------------
Lamar County, MS, (Jail Project), MBIA, 5.1%, 2021    $  430,000    $   444,603
Mississippi Development Bank Special Obligations
(City of Jackson, MS), AMBAC, 4.375%, 2031             1,500,000      1,410,885
Mississippi Development Bank Special
Obligations (Correctional Facilities),
"A", AMBAC, 5.125%, 2025                               1,000,000      1,040,660
Mississippi Development Bank Special
Obligations (Department of Finance &
Administration), AMBAC, 4.5%, 2028                       395,000        388,222
Mississippi Development Bank Special
Obligations (DeSoto County Regional Utility
Authority), 5.25%, 2031                                  905,000        927,236
Mississippi Development Bank Special
Obligations (Hinds County Public
Improvements), FSA, 5.25%, 2015 (c)                    1,110,000      1,224,896
Mississippi Development Bank Special
Obligations (Mississippi, Ltd. Tax Hospital
Rev.), 5.1%, 2020                                      1,000,000      1,033,070
Mississippi Development Bank Special
Obligations (Natchez Mississippi Convention
Center) AMBAC, 6%, 2013 (c)                              750,000        847,890
Mississippi Development Bank Special
Obligations (Public Improvement Board), 5%, 2023         750,000        745,020
Mississippi Development Bank Special
Obligations (Southaven, MS, Recreation
Facilities), 6.2%, 2009 (c)                              400,000        412,272
Mississippi Development Bank Special
Obligations (Southaven, MS, Recreation
Facilities), 5.875%, 2014                                375,000        386,153
Mississippi Development Bank Special
Obligations (Tunica County Building
Project), AMBAC, 5%, 2026                              1,695,000      1,761,800
Mississippi Development Bank Special
Obligations (Tupelo Fairgrounds), "A",
AMBAC, 5%, 2017                                          785,000        811,447
Puerto Rico Public Finance Corp., "A",
AMBAC, 5.375%, 2013 (u)                                1,000,000      1,087,460
Walnut Grove, MS, Correctional Authority,
AMBAC, 6%, 2019 (c)                                    1,750,000      1,870,190
-------------------------------------------------------------------------------
                                                                    $14,391,804
-------------------------------------------------------------------------------
Tax - Other - 0.2%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority
Rev., "A", 5.25%, 2024                                $  135,000    $   138,251
-------------------------------------------------------------------------------
Tobacco - 0.7%
-------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                       $  225,000    $   224,933
Guam Economic Development Authority Tobacco
Settlement, "B", 5.5%, 2041                              350,000        349,006
-------------------------------------------------------------------------------
                                                                    $   573,939
-------------------------------------------------------------------------------
Transportation - Special Tax - 2.7%
-------------------------------------------------------------------------------
Mississippi Development Bank Special
Obligations, Madison County (Highway
Construction), FGIC, 5%, 2027                         $1,000,000    $ 1,036,480
Mississippi Development Bank Special Obligations,
Madison County (Road & Bridge) AMBAC, 5.1%, 2019       1,175,000      1,263,243
-------------------------------------------------------------------------------
                                                                    $ 2,299,723
-------------------------------------------------------------------------------
Universities - Colleges - 12.0%
-------------------------------------------------------------------------------
Jackson State University, Educational Building
Corp. Rev. (Campus Facilities), "A", FGIC, 5%, 2029   $3,100,000    $ 3,185,560
Jackson State University, Educational
Building Corp. Rev. (Student Recreation
Center), AMBAC, 5.125%, 2027                             750,000        776,385
Medical Center, Educational Building Corp.
Rev. (University of Mississippi Medical
Center), "B", AMBAC, 5.5%, 2023                        1,000,000      1,122,500
Mississippi State University Educational
Building Corp. Rev., AMBAC, 5.5%, 2016                 1,000,000      1,060,710
Mississippi State University Educational
Building Corp. Rev., AMBAC, 5%, 2021                     250,000        257,168
Mississippi Valley State University,
Educational Building Corp., MBIA, 5.5%, 2010 (c)         890,000        939,591
University of Mississippi, Educational
Building Corp. (Performing Arts Center),
AMBAC, 5.25%, 2009 (c)                                 1,000,000      1,031,390
University of Southern Mississippi, Educational
Building Corp. Rev. (Athletics Facilities
Improvment Project), FSA, 5%, 2034                       750,000        773,258
University of Southern Mississippi, Educational
Building Corp. Rev., "B", FSA, 5%, 2032                1,000,000      1,033,240
-------------------------------------------------------------------------------
                                                                    $10,179,802
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.0%
-------------------------------------------------------------------------------
Guam Power Authority Rev., "A", AMBAC,
5.25%, 2013 (u)                                       $2,000,000    $ 2,080,020
Mississippi Development Bank Special
Obligations (Municipal Energy Agency Power
Supply Project), "A", XLCA, 5%, 2026                   1,000,000      1,034,650
Mississippi Development Bank Special Obligations
(Okolona Electric System), 5.2%, 2016 (c)              1,010,000      1,067,166
Puerto Rico Electric Power Authority Rev.,
"II", 5.25%, 2012 (c)                                    875,000        947,581
-------------------------------------------------------------------------------
                                                                    $ 5,129,417
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 11.2%
-------------------------------------------------------------------------------
Jackson, MS, Water & Sewer Systems Rev.,
FGIC, 5.25%, 2009 (c)                                 $  420,000    $   433,776
Mississippi Development Bank Special
Obligations (Combined Water Sewer & Solid
Waste Management) FSA, 5.25%, 2021                     1,270,000      1,363,637
Mississippi Development Bank Special
Obligations (Combined Water Sewer & Solid
Waste Management) FSA, 5.05%, 2027                     1,610,000      1,692,432
Mississippi Development Bank Special
Obligations (Gulfport Water & Sewer
Project) FSA, 5.625%, 2012 (c)                           500,000        552,675
Mississippi Development Bank Special
Obligations (Gulfport Water & Sewer
Project), "A", FGIC, 5.25%, 2012 (c)                   2,000,000      2,144,440
Mississippi Development Bank Special
Obligations (Jackson Water & Sewer System
Project) FSA, 5%, 2029                                 2,000,000      2,051,580
Mississippi Development Bank Special
Obligations (Jackson Water & Sewer System
Project), FGIC, 5%, 2032                                 250,000        256,330
Mississippi Development Bank Special
Obligations, Grenada, MS, Water & Sewer
Systems Project, "N", FSA, 5%, 2030                    1,000,000      1,035,630
-------------------------------------------------------------------------------
                                                                    $ 9,530,500
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $84,367,998)                $86,826,962
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 3.0%
-------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control
Rev. (Exxon Mobil Corp.), 3.94%, due 10/01/07         $  400,000    $   400,000
Jackson County, MS, Pollution Control Rev.
(Chevron USA, Inc.), 4%, due 10/01/07                    200,000        200,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "B", 4.04%, due 10/01/07          1,000,000      1,000,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "C", 4.04%, due 10/01/07            700,000        700,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "A", 4.04%, due 10/01/07            200,000        200,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                        $ 2,500,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $86,867,998) (k)                $89,326,962
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.2)%                              (4,378,383)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                 $84,948,579
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07

                                                                                                                  UNREALIZED
                       NOTIONAL                                        CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT             COUNTERPARTY                TO RECEIVE               TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  2,000,000    Merrill Lynch Capital               7-Day BMA         2.795% (fixed rate)       $  4,378
                                   Services
12/01/09         USD  1,500,000    Merrill Lynch Capital               7-Day BMA         3.180% (fixed rate)         (1,970)
                                   Services
 2/21/20         USD  1,000,000    Goldman Sachs International       3-Month LIBOR       5.456% (fixed rate)        (14,410)
 3/05/28         USD  1,000,000    Citibank                       4.058% (fixed rate)         7-Day BMA               5,360
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $ (6,642)
---------------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.8%
-------------------------------------------------------------------------------
ISSUER                                               SHARES/PAR      VALUE ($)
-------------------------------------------------------------------------------
Airport & Port Revenue - 2.7%
-------------------------------------------------------------------------------
New York, NY, City Industrial Development
Agency, Special Facilities Rev. (Terminal
One Group), 5.5%, 2024                              $ 1,000,000    $  1,061,800
Port Authority NY & NJ (132nd Series), 5%, 2033       2,000,000       2,057,820
Port Authority NY & NJ, Special Obligation Rev.
(JFK International), MBIA, 6.25%, 2015                1,000,000       1,146,290
-------------------------------------------------------------------------------
                                                                   $  4,265,910
-------------------------------------------------------------------------------
General Obligations - General Purpose - 6.7%
-------------------------------------------------------------------------------
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)   $ 2,700,000    $  3,047,247
New York, NY, "A", 6%, 2010 (c)                         990,000       1,061,141
New York, NY, "C-1", 5.25%, 2025                      1,000,000       1,052,880
New York, NY, "D", 5%, 2028                           2,000,000       2,055,080
New York, NY, "G", 5%, 2028                           2,000,000       2,055,580
New York, NY, "J", FGIC, 5.5%, 2026                       5,000           5,035
New York, NY, "B", 5.375%, 2010 (c)                     210,000         222,699
New York, NY, "B", 5.375%, 2017                       1,040,000       1,092,250
New York, NY, Unrefunded, "A", 6%, 2019                  10,000          10,672
-------------------------------------------------------------------------------
                                                                   $ 10,602,584
-------------------------------------------------------------------------------
General Obligations - Improvement - 0.1%
-------------------------------------------------------------------------------
Erie County, NY, Public Improvement, "A",
FGIC, 5%, 2019                                      $   140,000    $    145,488
-------------------------------------------------------------------------------
General Obligations - Schools - 5.0%
-------------------------------------------------------------------------------
Genesee Valley, NY, Central School District
(Angelica Belmont), FGIC, 5.25%, 2028               $ 1,720,000    $  1,817,128
North Babylon, NY, Union Free School
District, "A", FGIC, 5.5%, 2018                       2,415,000       2,529,060
Port Byron, NY, Central School District,
ETM, AMBAC, 7.4%, 2012 (c)                              500,000         583,560
Port Byron, NY, Central School District,
ETM, AMBAC, 7.4%, 2013 (c)                              500,000         597,940
Port Byron, NY, Central School District,
ETM, AMBAC, 7.4%, 2014 (c)                              500,000         611,845
Port Byron, NY, Central School District,
ETM, AMBAC, 7.4%, 2015 (c)                              500,000         623,315
Washingtonville, NY, Central School
Central District, FGIC, 7.35%, 2008                     550,000         564,977
Washingtonville, NY, Central School
Central District, FGIC, 7.35%, 2009                     550,000         585,739
-------------------------------------------------------------------------------
                                                                   $  7,913,564
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 6.2%
-------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development
Agency, Civic Facilities Rev. (Women's Christian
Assn.), "A", 6.35%, 2017                            $   140,000    $    141,905
Chautauqua County, NY, Industrial
Development Agency, Civic Facilities Rev.
(Women's Christian Assn.), "A", 6.4%, 2029              480,000         480,984
Fulton County, NY, Industrial Development
Agency, Civic Facilities Rev. (Nathan
Littauer Hospital), "A", 5.75%, 2009                    470,000         472,524
Genesee County, NY, Industrial Development
Agency, Civic Facilities Rev. (United
Medical Center Project), 5%, 2032                       500,000         453,490
Monroe County, NY, Industrial Development
Agency, Civic Facilities Rev. (Highland
Hospital of Rochester), 5%, 2025                      1,000,000         991,780
New York Dormitory Authority Rev. (North Shore
Long Island Jewish Group), 5.5%, 2013 (c)               250,000         273,935
New York Dormitory Authority Rev. (White
Plains Hospital), FHA, 5.375%, 2043                   1,500,000       1,583,055
New York Dormitory Authority Rev., Non State
Supported Debt (Kaleida Health), FHA, 4.6%, 2027      1,000,000         968,290
New York Dormitory Authority Rev., Non State
Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026       250,000         250,735
New York Dormitory Authority Rev., Non
State Supported Debt (Mt. Sinai NYU Health),
"C", 5.5%, 2026                                         500,000         501,470
New York Dormitory Authority Rev., Non
State Supported Debt (NYU Hospitals
Center), "A", 5%, 2026                                  800,000         778,120
New York, NY, Health & Hospital Corp.
Rev., "A", 5.25%, 2017                                  760,000         778,757
New York, NY, Industrial Development
Agency, Civic Facilities Rev. (Staten Island
University Hospital), "B", 6.375%, 2031                 490,000         500,672
Suffolk County, NY, Industrial Development
Agency, Civic Facilities Rev. (Huntington
Hospital), "C", 5.875%, 2032                          1,000,000       1,025,700
Yonkers, NY, Industrial Development Agency,
Civic Facilities Rev. (St. John's Riverside
Hospital), "A", 7.125%, 2031                            500,000         526,850
-------------------------------------------------------------------------------
                                                                   $  9,728,267
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.7%
-------------------------------------------------------------------------------
East Rochester, NY, Housing Authority Rev.
(Woodland Village Project), 5.5%, 2033              $   400,000    $    391,332
Suffolk County, NY, Industrial Development
Agency, Civic Facilities Rev. (Gurwin
Jewish Phase II), 6.7%, 2039                            385,000         411,349
Westchester County, NY, Industrial Development
Agency, Civic Facilities Rev., Continuing Care
Retirement (Kendal On Hudson), "A", 6.5%, 2034          300,000         311,952
-------------------------------------------------------------------------------
                                                                   $  1,114,633
-------------------------------------------------------------------------------
Human Services - 0.9%
-------------------------------------------------------------------------------
Nassau County, NY, Industrial Development
Agency, Civic Facility Rev. (Special Needs
Facility), "B-1", 6.5%, 2017                        $   205,000    $    211,216
New York Dormitory Authority Rev. (Jewish
Board of Families & Children), AMBAC, 5%, 2023          695,000         722,717
New York, NY, Industrial Development
Agency (PSCH, Inc.), 6.375%, 2033                       500,000         521,150
-------------------------------------------------------------------------------
                                                                   $  1,455,083
-------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.3%
-------------------------------------------------------------------------------
New York, NY, City Industrial Development
Agency, Special Facilities Rev. (American
Airlines, Inc.), 5.4%, 2020                         $   100,000    $     92,680
New York, NY, Industrial Development Agencies
Rev. (American Airlines, Inc.), 7.625%, 2025            350,000         395,976
-------------------------------------------------------------------------------
                                                                   $    488,656
-------------------------------------------------------------------------------
Industrial Revenue - Other - 1.3%
-------------------------------------------------------------------------------
New York, NY, City Industrial Development
Agency Rev., Liberty Bonds
(IAC/InterActiveCorp), 5%, 2035                     $   500,000    $    478,245
Onondaga County, NY, Industrial
Development Agency, Sewer Facilities Rev.
(Bristol-Meyers Squibb Co.), 5.75%, 2024              1,000,000       1,115,470
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Coker
Project), 5.875%, 2022                                  430,000         442,354
-------------------------------------------------------------------------------
                                                                   $  2,036,069
-------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.3%
-------------------------------------------------------------------------------
Essex County, NY, Industrial Development
Agency, Pollution Control Rev.
(International Paper Corp.), 5.55%, 2014            $   750,000    $    792,398
Essex County, NY, Industrial Development
Agency, Pollution Control Rev.
(International Paper Corp.), 6.15%, 2021                470,000         476,810
Essex County, NY, Industrial Development
Agency, Pollution Control Rev.
(International Paper Corp.), 6.45%, 2023                700,000         723,408
-------------------------------------------------------------------------------
                                                                   $  1,992,616
-------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.9%
-------------------------------------------------------------------------------
New York Liberty Development Corp. Rev.
(National Sports Museum), "A", 6.12%, 2019          $   500,000    $    510,630
Seneca Nation Indians, NY, Capital Improvements
Authority Special Obligation, 5%, 2023 (n)            1,000,000         959,990
-------------------------------------------------------------------------------
                                                                   $  1,470,620
-------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.7%
-------------------------------------------------------------------------------
New York, NY, Industrial Development Agency,
Civic Facilities Rev. (United Jewish Appeal),
"A", 5%, 2027                                       $ 1,000,000    $  1,035,800
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 2.8%
-------------------------------------------------------------------------------
New York Housing Finance Agency Rev.,
Multi-Family Housing, "A", 5.1%, 2041               $   830,000    $    834,972
New York, NY, City Housing Development
Corp., "C", 5%, 2026                                    500,000         508,955
New York, NY, City Housing Development
Corp., "E", 4.65%, 2025                               1,000,000         984,350
New York, NY, Housing Development Corp.,
Multi-Family Housing Rev., 5.5%, 2034                 2,000,000       2,037,100
-------------------------------------------------------------------------------
                                                                   $  4,365,377
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.6%
-------------------------------------------------------------------------------
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 0%, 2056                            $11,315,000    $    931,564
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 5.25%, 2057                           1,000,000       1,037,240
Schenectady, NY, Metroplex Development
Authority Rev., "A", MBIA, 5.375%, 2021                 475,000         507,889
-------------------------------------------------------------------------------
                                                                   $  2,476,693
-------------------------------------------------------------------------------
Single Family Housing - State - 2.9%
-------------------------------------------------------------------------------
New York Mortgage Agency Rev., 4.6%, 2015           $ 2,000,000    $  2,021,800
New York Mortgage Agency Rev., 5.1%, 2024             2,000,000       2,023,120
New York Mortgage Agency Rev., "130", 4.75%, 2030       500,000         479,075
-------------------------------------------------------------------------------
                                                                   $  4,523,995
-------------------------------------------------------------------------------
Solid Waste Revenue - 0.5%
-------------------------------------------------------------------------------
Niagara County, NY, Industrial Development
Agency, Solid Waste Disposal Rev.
(American Ref-fuel), "C", 5.625%, 2024              $   850,000    $    867,519
-------------------------------------------------------------------------------
State & Agency - Other - 3.9%
-------------------------------------------------------------------------------
New York Dormitory Authority (City
University), AMBAC, 5.75%, 2018                     $   800,000    $    899,896
New York Dormitory Authority (Pace
University), MBIA, 6%, 2010 (c)                       1,700,000       1,827,959
New York Dormitory Authority (State
University), 5.375%, 2010 (c)                         1,500,000       1,585,305
New York Dormitory Authority (Upstate
Community Colleges), "A", FSA, 6%, 2010 (c)           1,010,000       1,086,023
New York Municipal Bond Bank Agency, Special
Program Rev., "A", AMBAC, 5.25%, 2015                   715,000         754,647
-------------------------------------------------------------------------------
                                                                   $  6,153,830
-------------------------------------------------------------------------------
State & Local Agencies - 15.0%
-------------------------------------------------------------------------------
New York Dormitory Authority (City
University), "A", 5.625%, 2016                      $ 2,450,000    $  2,739,247
New York Dormitory Authority (Judicial
Institute at Pace), AMBAC, 5.5%, 2020                 2,500,000       2,634,175
New York Dormitory Authority (School
Program), 6.25%, 2020                                 1,690,000       1,821,245
New York Dormitory Authority (State
University), 5.875%, 2017                             1,130,000       1,292,856
New York Dormitory Authority Rev., Mental
Health Services, "A", MBIA, 5.75%, 2010 (c)               5,000           5,259
New York Dormitory Authority Rev., Mental
Health Services, "B", MBIA, 5.25%, 2011 (c)             385,000         409,440
New York Dormitory Authority Rev., Mental
Health Services, "D", FSA, 5.25%, 2010 (c)               35,000          36,704
New York Dormitory Authority Rev., Mental
Health Services, "B", FSA, 5.25%, 2010 (c)               35,000          36,704
New York Dormitory Authority Rev., Mental
Health Services, "B", 5.25%, 2031                       725,000         753,181
New York Dormitory Authority Rev., Mental
Health Services, "D", MBIA, 5.25%, 2011 (c)             105,000         111,665
New York Dormitory Authority Rev., Mental
Health Services, "D", FSA, 5.25%, 2030                   35,000          36,134
New York Dormitory Authority, Mental
Health Services Facilities Improvement,
"B", MBIA, 5.25%, 2011 (c)                              785,000         834,832
New York Municipal Bond Bank Agency,
Special School Purpose Rev., 5.25%, 2022              1,000,000       1,053,390
New York Urban Development Corp.
(Correctional Facilities), AMBAC, 0%, 2009            5,000,000       4,781,100
New York Urban Development Corp. (State
Facilities), AMBAC, 5.6%, 2015                        2,750,000       3,010,453
New York, NY City, Industrial Development
Agency Rev. (Yankee Stadium,), 5%, 2046               2,000,000       2,049,040
Tobacco Settlement Financing Corp., NY,
"A-1", 5.5%, 2018                                     2,000,000       2,126,300
-------------------------------------------------------------------------------
                                                                   $ 23,731,725
-------------------------------------------------------------------------------
Tax - Other - 4.1%
-------------------------------------------------------------------------------
Hudson Yards Infrastructure Corp., "A", 4.5%, 2047  $ 1,000,000    $    957,320
Hudson Yards Infrastructure Corp., "A",
FSA, 5%, 2047                                         2,500,000       2,567,600
New York, NY, Transitional Finance Authority
Building Aid Rev., "S-2", 4.5%, 2031                  2,000,000       1,960,260
New York, NY, Transitional Finance
Authority Rev., "A", 5%, 2026                         1,000,000       1,036,730
-------------------------------------------------------------------------------
                                                                   $  6,521,910
-------------------------------------------------------------------------------
Tobacco - 1.9%
-------------------------------------------------------------------------------
Erie County, NY, Tobacco Asset
Securitization Corp., 0%, 2047                      $ 8,000,000    $    606,640
Guam Economic Development Authority
Tobacco Settlement, "B", 5.5%, 2041                     400,000         398,864
New York County Tobacco Trust II, 5.625%, 2035          800,000         807,576
Rockland Tobacco Asset Securitization
Corp., NY, Tobacco Asset Backed, "C", 0%, 2060        5,000,000          95,800
TSASC, Inc., NY, "1", 5%, 2034                          750,000         704,858
Westchester, NY, Tobacco Asset
Securitization Corp., 5.125%, 2045                      500,000         469,665
-------------------------------------------------------------------------------
                                                                   $  3,083,403
-------------------------------------------------------------------------------
Toll Roads - 12.7%
-------------------------------------------------------------------------------
New York Thruway Authority, General Rev.,
"E", 5.25%, 2008 (c)                                $   200,000    $    202,868
Niagara Falls, NY, Bridge Commission Toll
Rev., FGIC, 5.25%, 2015 (u)                           7,000,000       7,519,820
Triborough Bridge & Tunnel Authority Rev.,
NY, ETM, 6%, 2012 (c)                                 1,000,000       1,057,930
Triborough Bridge & Tunnel Authority Rev.,
NY, ETM, 5.5%, 2017 (c)(u)                           10,000,000      11,039,100
Triborough Bridge & Tunnel Authority Rev.,
NY, Unrefunded, "A", MBIA, 5%, 2032                     310,000         317,713
-------------------------------------------------------------------------------
                                                                   $ 20,137,431
-------------------------------------------------------------------------------
Transportation - Special Tax - 9.1%
-------------------------------------------------------------------------------
Metropolitan Transportation Authority
Rev., NY, FGIC, 5.875%, 2010 (c)                    $ 2,000,000    $  2,114,960
Metropolitan Transportation Authority
Rev., NY, FGIC, 5%, 2025                              2,500,000       2,586,150
Metropolitan Transportation Authority
Rev., NY, "A", 5%, 2026                               1,500,000       1,555,500
Metropolitan Transportation Authority
Rev., NY, "B", 4.5%, 2032                             2,000,000       1,955,720
Metropolitan Transportation Authority
Rev., NY, Dedicated Tax Fund Rev., 5.5%, 2015 (c)       750,000         840,675
Metropolitan Transportation Authority
Rev., NY, ETM, 7.375%, 2008 (c)                         385,000         396,184
Metropolitan Transportation Authority
Rev., NY, ETM, AMBAC, 5.75%, 2013 (c)                   825,000         876,315
New York Thruway Authority, General Rev.,
Highway & Bridges, "A", FSA, 5.8%, 2010 (c)              20,000          21,298
New York Thruway Authority, General Rev., Highway
& Bridges, "B-1", FGIC, 5.4%, 2010 (c)                2,000,000       2,110,820
Puerto Rico Highway & Transportation
Authority Rev., "Y", 5%, 2016 (c)                     1,700,000       1,853,119
-------------------------------------------------------------------------------
                                                                   $ 14,310,741
-------------------------------------------------------------------------------
Universities - Colleges - 4.6%
-------------------------------------------------------------------------------
Albany, NY, Industrial Development Agency
Rev. (Albany Law School), 5%, 2031                  $ 1,000,000    $    945,470
Amherst, NY, Industrial Development Agency
Rev. (Daemen College), "A", 6%, 2011 (c)              1,000,000       1,107,870
Cattaraugus County, NY, Industrial
Development Agency Rev. (Jamestown
Community College), "A", 6.4%, 2010 (c)                 500,000         546,410
New York Dormitory Authority Rev. (Fordham
University), AMBAC, 7.2%, 2015                            5,000           5,007
New York Dormitory Authority Rev. (St.
John's University), "A", MBIA, 5%, 2017                 300,000         315,042
New York Dormitory Authority Rev. (Yeshiva
University), AMBAC, 5.125%, 2034                      1,000,000       1,046,000
Onondaga County, NY, Industrial Development
Agency Rev. (Le Moyne College), 5.625%, 2021            750,000         792,555
Schenectady, NY, Industrial Development
Agency, Civic Facilities Rev. (Union
College), "A", AMBAC, 5%, 2032                        2,000,000       2,056,100
Seneca County, NY, Industrial Development
Agency, Civic Facilities Rev. (New York
Chiropractic), 5%, 2027                                 500,000         495,010
Utica, NY, Industrial Development Agency, Civic
Facilities Rev. (Utica College), "A", 5.3%, 2008         35,000          35,285
-------------------------------------------------------------------------------
                                                                   $  7,344,749
-------------------------------------------------------------------------------
Universities - Dormitories - 0.7%
-------------------------------------------------------------------------------
New York Dormitory Authority Rev. (New
York University), "A", FGIC, 5%, 2029               $ 1,000,000    $  1,034,620
-------------------------------------------------------------------------------
Utilities - Investor Owned - 1.4%
-------------------------------------------------------------------------------
New York Environmental Facilities, Water
Facilities Rev. (NY American Water Co.),
8.85%, 2015                                         $ 2,250,000    $  2,257,043
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 3.7%
-------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2014 (u)   $ 1,000,000    $  1,039,030
Long Island Power Authority, Electrical
Systems Rev., "C", 5.5%, 2013 (c)                       400,000         440,352
New York Power Authority Rev., 5.25%, 2040            3,000,000       3,086,580
New York Power Authority Rev., "A", 5%, 2021          1,000,000       1,043,930
Virgin Islands Water & Power Authority
Rev., 5.5%, 2017                                        200,000         206,108
-------------------------------------------------------------------------------
                                                                   $  5,816,000
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 12.1%
-------------------------------------------------------------------------------
New York Environmental Facilities Corp.,
Clean Water & Drinking Rev., 5%, 2024               $ 1,005,000    $  1,042,091
New York Environmental Facilities Corp.,
Clean Water & Drinking Rev., 5%, 2025                 1,500,000       1,562,490
New York Environmental Facilities Corp.,
Clean Water & Drinking Rev., 5%, 2029                 2,000,000       2,080,620
New York Environmental Facilities Corp.,
Pollution Control Rev., 5.75%, 2010                     175,000         185,329
New York Environmental Facilities Corp.,
Pollution Control Rev., 6.875%, 2010                    110,000         110,267
New York Environmental Facilities Corp.,
Pollution Control Rev., 7.25%, 2010                      45,000          45,122
New York Environmental Facilities Corp.,
Pollution Control Rev., ETM, 5.75%, 2010 (c)            945,000       1,000,519
New York Environmental Facilities Corp.,
Pollution Control Rev., ETM, 5.75%, 2010 (c)          1,115,000       1,180,506
New York Environmental Facilities Corp.,
Water Facilities Rev., 6%, 2031                       1,005,000       1,064,114
New York Environmental Facilities Corp.,
Water Facilities Rev. (Spring Valley Water
Co.), "B", AMBAC, 6.15%, 2024                         1,500,000       1,501,785
New York, NY, Municipal Water & Sewer
Finance Authority Rev., FGIC, 5.25%, 2011 (c)         2,000,000       2,121,800
New York, NY, Municipal Water & Sewer
Finance Authority Rev., 4.75%, 2036                   3,000,000       3,002,100
New York, NY, Municipal Water & Sewer
Finance Authority Rev., "A", 5%, 2027                 1,500,000       1,550,190
New York, NY, Municipal Water & Sewer
Finance Authority Rev., "A", ETM, 6%, 2010 (c)          620,000         660,058
New York, NY, Municipal Water & Sewer
Finance Authority Rev., ETM, AMBAC,
6.75%, 2014 (c)                                       1,000,000       1,119,790
Suffolk County, NY, Water Authority Rev.,
MBIA, 5.1%, 2012                                        660,000         703,850
Suffolk County, NY, Water Authority Rev.,
ETM, MBIA, 5.1%, 2012 (c)                               235,000         250,926
-------------------------------------------------------------------------------
                                                                   $ 19,181,557
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $156,268,039)              $164,055,883
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.1%
-------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control
Rev. (Exxon Mobil Corp.), 3.94%, due 10/01/07       $   300,000    $    300,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "A", 4.04%, due 10/01/07           400,000         400,000
Pinellas County, FL, Health Facilities
Authority Rev. (Pooled Hospital Loan Program),
4.03%, due 10/01/07                                   1,000,000       1,000,000
Sevier County, TN, Public Building Authority
Rev., Government Public Improvement III, "A-2",
3.88%, due 10/04/07                                     100,000         100,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                       $  1,800,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $158,068,039) (k)              $165,855,883
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.9)%                              (7,766,472)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $158,089,411
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07

                                                                                                            UNREALIZED
                       NOTIONAL                                  CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT          COUNTERPARTY             TO RECEIVE               TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  3,000,000    Merrill Lynch Capital         7-Day BMA         2.795% (fixed rate)       $  6,567
                                   Services
12/01/09         USD  2,000,000    Merrill Lynch Capital         7-Day BMA         3.180% (fixed rate)         (2,627)
                                   Services
 1/09/18         USD  2,000,000    Merrill Lynch Capital    5.771% (fixed rate)       3-Month LIBOR            86,500
                                   Services
 1/09/23         USD  3,000,000    Citibank                 5.920% (fixed rate)       3-Month LIBOR           170,550
11/01/27         USD  2,000,000    Citibank                 4.186% (fixed rate)         7-Day BMA              46,403
 1/09/28         USD  1,250,000    Citibank                 5.902% (fixed rate)       3-Month LIBOR            71,937
 3/05/28         USD  2,000,000    Citibank                 4.058% (fixed rate)         7-Day BMA              10,720
---------------------------------------------------------------------------------------------------------------------
                                                                                                             $390,050
---------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 105.2%
-------------------------------------------------------------------------------
ISSUER                                               SHARES/PAR      VALUE ($)
-------------------------------------------------------------------------------
Airport & Port Revenue - 4.6%
-------------------------------------------------------------------------------
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029    $ 2,000,000    $  2,052,800
Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2034      4,485,000       4,592,901
Charlotte, NC, Airport Rev., "B", MBIA,
5.875%, 2019                                          1,000,000       1,040,550
Charlotte, NC, Airport Rev., "B", MBIA,
5.875%, 2020                                          3,775,000       3,924,830
Raleigh Durham, NC, Airport Authority
Rev., "A", FGIC, 5.25%, 2018                          2,700,000       2,829,276
-------------------------------------------------------------------------------
                                                                   $ 14,440,357
-------------------------------------------------------------------------------
General Obligations - General Purpose - 1.7%
-------------------------------------------------------------------------------
Charlotte, NC, 5.5%, 2010 (c)                       $ 3,100,000    $  3,310,955
Commonwealth of Puerto Rico, Public
Improvement, "A", 5.25%, 2030                         2,000,000       2,064,940
-------------------------------------------------------------------------------
                                                                   $  5,375,895
-------------------------------------------------------------------------------
General Obligations - Improvement - 1.5%
-------------------------------------------------------------------------------
New Hanover County, NC, Public
Improvement, 5.8%, 2010 (c)                         $ 4,200,000    $  4,552,338
-------------------------------------------------------------------------------
General Obligations - Schools - 4.0%
-------------------------------------------------------------------------------
Brunswick County, NC, FGIC, 5%, 2020                $ 2,800,000    $  2,945,796
Cumberland County, NC, 5.8%, 2010 (c)                 4,400,000       4,708,572
Johnston County, NC, FGIC, 5.6%, 2010 (c)             2,000,000       2,132,060
New Hanover County, NC, Public
Improvement, 5%, 2021                                 1,435,000       1,491,065
New Hanover County, NC, School
Improvement, 5%, 2019                                 1,255,000       1,319,432
-------------------------------------------------------------------------------
                                                                   $ 12,596,925
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 22.7%
-------------------------------------------------------------------------------
Albemarle, NC, Hospital Authority Health
Care Facilities Rev., 5.25%, 2038                   $ 2,000,000    $  1,891,940
Catawba County, NC, Hospital Rev. (Catawba
Memorial Hospital), AMBAC, 5%, 2017                   1,200,000       1,235,496
Charlotte-Mecklenburg, NC, Hospital
Authority Health Care System Rev.
(Carolina Health Care System), "A", 5%, 2011 (c)        805,000         847,488
Charlotte-Mecklenburg, NC, Hospital
Authority Health Care System Rev.
(Carolina Health Care System), "A", 5%, 2031          1,000,000       1,014,770
Charlotte-Mecklenburg, NC, Hospital
Authority Health Care System Rev.
(Carolina Health Care System), "A", 5%, 2031          2,695,000       2,715,455
Cumberland County, NC, Hospital Facilities
Rev. (Cumberland Hospital), MBIA, ETM, 0%, 2009       1,800,000       1,677,672
New Hanover County, NC, Hospital Rev. (New
Hanover Regional Medical Center), MBIA, 5%, 2019      6,225,000       6,376,641
North Carolina Medical Care Commission (Cleveland
County Healthcare), "A", AMBAC, 5%, 2035              1,305,000       1,338,682
North Carolina Medical Care Commission
(Morehead Memorial Hospital), FHA, 5%, 2026           2,000,000       2,076,540
North Carolina Medical Care Commission
(Northeast Medical Center), 5.25%, 2014 (c)           2,000,000       2,044,960
North Carolina Medical Care Commission
(Novant Health), "A", MBIA, 5%, 2018                  1,975,000       2,015,962
North Carolina Medical Care Commission, Health
Care Facilities Rev. (Novant Health Obligation
Group), 5%, 2039                                      2,000,000       2,023,200
North Carolina Medical Care Commission, Health
Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021       3,500,000       3,645,775
North Carolina Medical Care Commission, Health
System Rev. (Health Combined Group), 5%, 2036         3,000,000       3,032,940
North Carolina Medical Care Commission,
Hospital Rev. (Betsy Johnson Health Care
System), FSA, 5.125%, 2032                            1,500,000       1,543,215
North Carolina Medical Care Commission, Hospital
Rev. (Gaston Memorial Hospital), 5.5%, 2015           5,790,000       5,823,293
North Carolina Medical Care Commission, Hospital
Rev. (Gaston Memorial Hospital), 5.5%, 2019           6,500,000       6,537,375
North Carolina Medical Care Commission,
Hospital Rev. (Mission-St. Joseph
Health Systems), 5.5%, 2011 (c)                       2,825,000       3,050,831
North Carolina Medical Care Commission,
Hospital Rev. (Rex Healthcare), AMBAC, 5%, 2017       3,000,000       3,049,230
North Carolina Medical Care Commission,
Hospital Rev. (Southeastern Regional
Medical Center), 5.375%, 2032                         3,330,000       3,379,184
North Carolina Medical Care Commission, Hospital
Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013      1,000,000         785,130
North Carolina Medical Care Commission, Hospital
Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015      1,140,000         812,934
North Carolina Medical Care Commission, Hospital
Rev., Unrefunded (St. Joseph's), MBIA, 5.1%, 2018       525,000         536,135
Northern Hospital District, Surry County, NC,
Health Care Facilities Rev., ASST GTY, 5.5%, 2019     1,125,000       1,166,130
Northern Hospital District, Surry County, NC,
Health Care Facilities Rev., ASST GTY, 5.1%, 2021     1,000,000       1,030,170
Onslow County, NC, Hospital Authority (Onslow
Memorial Hospital Project), MBIA, 5%, 2026            1,315,000       1,373,084
Pitt County, NC, Rev., Pitt County
Memorial Hospital, ETM, 5.25%, 2021 (c)              10,135,000      10,587,122
-------------------------------------------------------------------------------
                                                                   $ 71,611,354
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.7%
-------------------------------------------------------------------------------
North Carolina Medical Care Commission,
Health Care Facilities Rev. (Arbor Acres
Community), 6.375%, 2012 (c)                        $ 1,000,000    $  1,118,590
North Carolina Medical Care Commission, Health
Care Facilities Rev. (Deerfield), "A", 5%, 2023       1,000,000         980,480
North Carolina Medical Care Commission,
Health Care Facilities Rev. (Givens Estates),
6.5%, 2013 (c)                                          800,000         921,840
North Carolina Medical Care Commission,
Health Care Facilities Rev. (Presbyterian
Homes), 5.5%, 2031                                      750,000         751,050
North Carolina Medical Care Commission, Health
Care Facilities Rev., "A", 6.125%, 2035                 750,000         761,108
North Carolina Medical Care Commission, Retirement
Facilities Rev., (Brookwood), 5.25%, 2032               750,000         702,143
-------------------------------------------------------------------------------
                                                                   $  5,235,211
-------------------------------------------------------------------------------
Human Services - 0.7%
-------------------------------------------------------------------------------
Cumberland County, NC, Finance Corp.,
Installment Payment Rev. (Detention Center
& Mental Health), AMBAC, 5.625%, 2019               $ 2,125,000    $  2,215,801
-------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Coker
Project), 5.875%, 2022                              $   860,000    $    884,708
-------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.7%
-------------------------------------------------------------------------------
Columbus County, NC, Industrial Facilities
& Pollution Control Financing Authority
Rev. (International Paper Co.), "A", 5.8%, 2016     $ 2,000,000    $  2,036,740
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.1%
-------------------------------------------------------------------------------
Charlotte, NC, Housing Authority Rev.,
GNMA, 4.8%, 2048                                    $ 2,000,000    $  1,864,900
Charlotte, NC, Housing Authority Rev., Mortgage
Rocky Branch II, GNMA, 4.65%, 2035                    2,000,000       1,874,960
Elizabeth City, NC, Multifamily Housing Rev.
(Walker Landing), "A", GNMA, 5.125%, 2049             1,500,000       1,480,905
Mecklenburg County, NC (Little Rock
Apartments), FNMA, 5.15%, 2022                        1,000,000       1,022,290
North Carolina Housing Finance Agency,
"H", FHA, 6.05%, 2028                                 2,525,000       2,531,010
North Carolina Medical Care Commission, Health
Care Facilities Rev., "A", (ARC), 5.8%, 2034          1,000,000       1,036,850
-------------------------------------------------------------------------------
                                                                   $  9,810,915
-------------------------------------------------------------------------------
Single Family Housing - State - 7.5%
-------------------------------------------------------------------------------
North Carolina Housing Finance Agency
Rev., "15-A", FSA, 4.95%, 2032                      $   430,000    $    422,226
North Carolina Housing Finance Agency
Rev., "19-A", 5.1%, 2030                              2,390,000       2,410,148
North Carolina Housing Finance Agency
Rev., "22-A", 4.8%, 2026                              2,000,000       1,937,360
North Carolina Housing Finance Agency
Rev., "23-A", 4.8%, 2037                              2,100,000       2,001,573
North Carolina Housing Finance Agency
Rev., "24-A", 4.75%, 2026                             2,000,000       1,953,740
North Carolina Housing Finance Agency
Rev., "25-A", 5.75%, 2037                             2,000,000       2,122,700
North Carolina Housing Finance Agency
Rev., "5-A", 5.55%, 2019                              2,555,000       2,583,514
North Carolina Housing Finance Agency
Rev., "7-A", 6.15%, 2020                                590,000         600,060
North Carolina Housing Finance Agency
Rev., "A", 5.25%, 2020                                1,310,000       1,326,231
North Carolina Housing Finance Agency
Rev., "A", 5.375%, 2023                                 245,000         248,619
North Carolina Housing Finance Agency
Rev., "PP", FHA, 6.15%, 2017                          1,070,000       1,084,627
North Carolina Housing Finance Agency
Rev., "RR", 5.85%, 2028                               1,935,000       1,955,879
North Carolina Housing Finance Agency
Rev., "26-A", 4.7%, 2038                              3,295,000       3,067,151
North Carolina Housing Finance Agency
Rev., "29-A", 4.85%, 2038                             2,000,000       1,940,780
-------------------------------------------------------------------------------
                                                                   $ 23,654,608
-------------------------------------------------------------------------------
State & Agency - Other - 5.9%
-------------------------------------------------------------------------------
Brunswick County, NC, Certificates of
Participation, FSA, 5.5%, 2010                      $ 1,000,000    $  1,058,940
Cabarrus County, NC, Installment Financing
Contract, 5%, 2021                                    5,500,000       5,735,785
Carteret County, NC, AMBAC, 5.625%, 2020              1,010,000       1,069,267
Charlotte, NC, Certificates of
Participation (Convention Facilities),
AMBAC, 0%, 2008                                       3,000,000       2,876,940
Charlotte, NC, Certificates of Participation
(Public Safety Facilities), "D", 5.5%, 2010 (c)       3,000,000       3,175,260
Charlotte, NC, Certificates of Participation
(Transit Projects), "E", 5%, 2035                     1,990,000       2,034,337
Harnett County, NC, Certificates of
Participation, FSA, 5.5%, 2010 (c)                    1,225,000       1,307,871
Harnett County, NC, Certificates of
Participation, FSA, 5.25%, 2015                       1,020,000       1,101,549
Rockingham, NC, Certificates of
Participation, AMBAC, 5.125%, 2024                      350,000         368,536
-------------------------------------------------------------------------------
                                                                   $ 18,728,485
-------------------------------------------------------------------------------
State & Local Agencies - 4.2%
-------------------------------------------------------------------------------
Cabarrus County, NC, Development Corp.,
AMBAC, 5.3%, 2019                                   $ 1,250,000    $  1,291,988
Forsyth County, NC, Certificates of Participation
(Public Facilities & Equipment), 5.25%, 2013 (c)      1,230,000       1,335,104
Iredell County, NC, Public Facilities
(School Projects), AMBAC, 5.5%, 2010 (c)              1,000,000       1,058,940
New Hanover County, NC, Certificates of
Participation (New Hanover County
Projects), AMBAC, 5.25%, 2011 (c)                     1,635,000       1,755,679
Puerto Rico Public Finance Corp., AMBAC,
5.375%, 2016 (u)                                      3,000,000       3,341,100
Rutherford County, NC, Certificates of
Participation (Rutherford County School),
AMBAC, 5%, 2023                                         840,000         875,003
Winston Salem, NC, Certificates of
Participation, "A", 4.75%, 2031                         900,000         899,946
Winston Salem, NC, Certificates of
Participation, "C", 5%, 2011 (c)                      2,575,000       2,701,999
-------------------------------------------------------------------------------
                                                                   $ 13,259,759
-------------------------------------------------------------------------------
Tax - Other - 0.9%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority
Rev., RADIAN, 5.5%, 2018                            $ 1,000,000    $  1,021,830
Virgin Islands Public Finance Authority
Rev., "A", 5.5%, 2022                                 1,650,000       1,676,813
-------------------------------------------------------------------------------
                                                                   $  2,698,643
-------------------------------------------------------------------------------
Tobacco - 0.6%
-------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                     $ 1,745,000    $  1,744,477
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, "A", 0%, 2050                      2,000,000         125,140
-------------------------------------------------------------------------------
                                                                   $  1,869,617
-------------------------------------------------------------------------------
Transportation - Special Tax - 4.0%
-------------------------------------------------------------------------------
Puerto Rico Highway & Transportation
Authority Rev., 6%, 2018 (u)                        $10,850,000    $ 12,729,437
-------------------------------------------------------------------------------
Universities - Colleges - 15.8%
-------------------------------------------------------------------------------
Appalachian State University, NC, "A",
FGIC, 5.125%, 2013 (c)                              $ 1,260,000    $  1,354,966
Appalachian State University, NC, Rev.,
FSA, 5.6%, 2010 (c)                                   2,285,000       2,430,577
Appalachian State University, NC, Rev.,
"C", MBIA, 5%, 2030                                   1,000,000       1,041,120
East Carolina University, NC, Rev., "A",
AMBAC, 5.25%, 2011 (c)                                1,375,000       1,464,966
North Carolina Capital Facilities, Finance Agency
Rev. (Duke University), "A", 5.25%, 2012 (c)          2,000,000       2,151,520
North Carolina Capital Facilities, Finance Agency
Rev. (Duke University), "B", 4.25%, 2042              2,220,000       2,010,965
North Carolina Capital Facilities, Finance Agency
Rev. (Duke University), "B", 4.75%, 2042              3,000,000       2,994,720
North Carolina Capital Facilities, Finance Agency
Rev. (High Point University), 5.125%, 2018              510,000         525,025
North Carolina Capital Facilities, Finance Agency
Rev. (High Point University), 5.125%, 2021              300,000         306,966
North Carolina Capital Facilities, Finance
Agency Rev. (Johnson & Wales University),
"A", XLCA, 5.25%, 2022                                1,870,000       1,981,433
North Carolina Capital Facilities, Finance
Agency Rev. (Johnson & Wales University),
"A", XLCA, 5%, 2033                                   3,385,000       3,469,896
North Carolina Capital Facilities, Finance
Prerefunded (Duke University) "A",
5.125%, 2011 (c)                                      4,050,000       4,285,589
North Carolina Capital Facilities, Finance
Unrefunded (Duke University) "A", 5.125%, 2041          950,000         971,489
Puerto Rico Industrial Tourist Authority
(University Plaza), "A", MBIA, 5%, 2020               2,180,000       2,246,294
University of North Carolina, Chapel Hill
Rev., "A", 4.75%, 2034                                5,000,000       5,019,850
University of North Carolina, Charlotte
Rev., "B", FSA, 5%, 2036                              1,750,000       1,795,220
University of North Carolina, Greensboro
Rev., "A", FSA, 5%, 2020                              2,835,000       2,947,011
University of North Carolina, Systems Pool
Rev., "B", MBIA, 5%, 2033                             2,930,000       3,041,780
University of North Carolina, Systems Pool
Rev., "C", AMBAC, 5%, 2029                            2,000,000       2,071,720
University of North Carolina, University
Rev., 5%, 2028                                        2,000,000       2,070,580
University of North Carolina, Wilmington
Rev., "A", AMBAC, 5%, 2019                            1,375,000       1,436,738
University of North Carolina, Wilmington,
Certificates of Participation (Student
Housing Project), FGIC, 5%, 2028                      1,825,000       1,892,397
University of Puerto Rico Rev., "Q", 5%, 2036         2,370,000       2,376,446
-------------------------------------------------------------------------------
                                                                   $ 49,887,268
-------------------------------------------------------------------------------
Utilities - Investor Owned - 0.8%
-------------------------------------------------------------------------------
Wake County, NC, Industrial Facilities &
Pollution Control Rev. (Carolina Power &
Light Co.), 5.375%, 2017                            $ 2,500,000    $  2,612,625
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 15.6%
--------------------------------------------------------------------------------
North Carolina Eastern Municipal Power
Agency, AMBAC, 6%, 2018                             $ 1,245,000    $  1,447,958
North Carolina Eastern Municipal Power
Agency, AMBAC, 6%, 2018 (u)                          13,000,000      15,119,262
North Carolina Eastern Municipal Power
Agency, "A", ETM, 7.5%, 2010 (c)                      2,595,000       2,782,359
North Carolina Eastern Municipal Power
Agency, "A", MBIA, 7.5%, 2010                         3,005,000       3,255,286
North Carolina Eastern Municipal Power
Agency, "A", ETM, 5%, 2017 (c)                        3,120,000       3,353,314
North Carolina Municipal Power Agency,
Catawba Electric Rev., MBIA, 6%, 2011                 5,000,000       5,360,850
North Carolina Municipal Power Agency,
Catawba Electric Rev., 6.375%, 2013                   1,000,000       1,059,570
North Carolina Municipal Power Agency,
Catawba Electric Rev., MBIA,
5.25%, 2019 (u)                                      10,000,000      10,570,900
North Carolina Municipal Power Agency,
Catawba Electric Rev., 5.25%, 2020 (u)                6,000,000       6,336,720
-------------------------------------------------------------------------------
                                                                   $ 49,286,219
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 8.9%
-------------------------------------------------------------------------------
Broad River, NC, Water Authority Rev.,
MBIA, 5.75%, 2010 (c)                               $ 1,490,000    $  1,587,208
Cary, NC, Combined Enterprise Systems
Rev., 5%, 2011 (c)                                    1,000,000       1,055,590
Charlotte, NC, Storm Water Fee Rev., 6%, 2010 (c)     3,180,000       3,407,465
Charlotte, NC, Storm Water Fee Rev., 5%, 2034         3,675,000       3,781,649
Charlotte, NC, Water & Sewer Systems Rev.,
5.75%, 2010 (c)                                       3,075,000       3,275,613
Charlotte, NC, Water & Sewer Systems Rev.,
5.5%, 2017                                            1,650,000       1,766,325
Charlotte, NC, Water & Sewer Systems Rev.,
"A", 4.625%, 2036                                     1,900,000       1,859,929
Durham County, NC, Enterprise Systems
Rev., MBIA, 5%, 2023                                  1,675,000       1,739,236
Greensboro, NC, Enterprise Systems Rev.,
"A", 5.125%, 2011 (c)                                 1,490,000       1,582,931
Greensboro, NC, Enterprise Systems Rev.,
"A", 5.125%, 2011 (c)                                 1,750,000       1,859,148
Greenville, NC, Combined Enterprise
Systems Rev., FSA, 5%, 2016                           1,005,000       1,059,712
Greenville, NC, Combined Enterprise
Systems Rev., FSA, 5.25%, 2019                        1,170,000       1,237,673
Harnett County, NC, Water & Sewer Systems
Rev., AMBAC, 5%, 2028                                   700,000         726,845
Kannapolis, NC, Water & Sewer Rev., "B",
FSA, 5.25%, 2021                                      1,000,000       1,049,860
Raleigh, NC, Combined Enterprise Systems
Rev., 5%, 2014 (c)                                      385,000         414,233
Winston Salem, NC, Water & Sewer Systems
Rev., 5%, 2033                                        1,600,000       1,658,608
-------------------------------------------------------------------------------
                                                                   $ 28,062,025
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $318,866,322)              $331,548,930
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.3%
-------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), 3.94%, due 10/01/07            $   400,000    $    400,000
Mt. Vernon Industrial Pollution Control Rev.
(General Electric Co. Project), 4.04%,
due 10/01/07                                            200,000         200,000
Sevier County, TN, Public Building Authority
Rev., Govenment Public Improvement III,
"A-2", 3.88%, due 10/04/07                              100,000         100,000
Sevier County, TN, Public Building Authority
Rev., Government Public Improvement II,
"B-1", 3.88%, due 10/04/07                              100,000         100,000
South Blount County, TN, Utility District
Rev., 4.1%, due 10/01/07                                300,000         300,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                       $  1,100,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $319,966,322) (k)              $332,648,930
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.5)%                             (17,349,559)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $315,299,371
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07

                                                                                                            UNREALIZED
                       NOTIONAL                                  CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT          COUNTERPARTY             TO RECEIVE               TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  7,000,000    Merrill Lynch Capital         7-Day BMA         2.795% (fixed rate)       $ 15,322
                                   Services
12/01/09         USD  5,000,000    Merrill Lynch Capital         7-Day BMA         3.180% (fixed rate)         (6,567)
                                   Services
11/01/17         USD  3,000,000    Citibank                    3-Month LIBOR       5.558% (fixed rate)        (82,470)
 3/05/28         USD  4,000,000    Citibank                 4.058% (fixed rate)         7-Day BMA              21,441
---------------------------------------------------------------------------------------------------------------------
                                                                                                             $(52,274)
---------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.9%
-------------------------------------------------------------------------------
ISSUER                                               SHARES/PAR      VALUE ($)
-------------------------------------------------------------------------------
Airport & Port Revenue - 2.0%
-------------------------------------------------------------------------------
Allegheny County, PA, Airport Rev. (Pittsburgh
International Airport), MBIA, 5.75%, 2014           $ 1,000,000    $  1,090,012
Allegheny County, PA, Airport Rev. (Pittsburgh
International Airport), FGIC, 6.125%, 2017              500,000         525,695
Susquehanna Area Regional Airport, AMBAC,
5.375%, 2023                                            500,000         522,100
-------------------------------------------------------------------------------
                                                                   $  2,137,807
-------------------------------------------------------------------------------
General Obligations - General Purpose - 8.5%
-------------------------------------------------------------------------------
Allegheny County, PA, Unrefunded Balance,
"C53", FGIC, 5.3%, 2018                             $   285,000    $    298,874
Allegheny County, PA, Unrefunded Balance,
"C53", FGIC, 5.4%, 2019                                 290,000         304,781
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)     2,000,000       2,233,240
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)     2,000,000       2,257,220
Erie County, PA, Convention Center, FGIC,
5%, 2025                                                500,000         521,020
Erie County, PA, Convention Center, FGIC,
5%, 2026                                                500,000         520,070
Luzerne County, PA, MBIA, 5.25%, 2012 (c)               500,000         538,705
North Huntingdon Township, PA, AMBAC, 5.25%, 2019       500,000         523,850
Pennsylvania Finance Authority Rev. (Penn
Hills), "A", FGIC, 5.45%, 2010 (c)                       85,000          89,863
Pennsylvania Finance Authority Rev. (Penn
Hills), "A", FGIC, 5.45%, 2019                          415,000         434,439
State of Pennsylvania, 6%, 2010 (c)                   1,000,000       1,063,130
State of Pennsylvania, 6.25%, 2010                      300,000         320,823
-------------------------------------------------------------------------------
                                                                   $  9,106,015
-------------------------------------------------------------------------------
General Obligations - Improvement - 0.5%
-------------------------------------------------------------------------------
Pittsburgh, PA, FGIC, 5.75%, 2009 (c)               $   500,000    $    520,980
-------------------------------------------------------------------------------
General Obligations - Schools - 18.1%
-------------------------------------------------------------------------------
Allegheny Valley, PA, School District,
"A", MBIA, 5%, 2028                                 $ 1,000,000    $  1,039,820
Ambridge, PA, Area School District, MBIA,
5%, 2014 (c)                                            750,000         812,145
Butler, PA, School District, FGIC, 5.375%, 2018         500,000         507,905
Chambersburg, PA, School District, FSA,
5%, 2011 (c)                                            500,000         524,905
Conneaut, PA, School District, "A", FSA,
4.375%, 2035                                          1,000,000         927,530
Conneaut, PA, School DIstrict, "B", FSA, 0%, 2031     1,150,000         362,733
Conneaut, PA, School DIstrict, "B", FSA, 0%, 2033       760,000         216,159
Exeter Township, PA, School District,
FGIC, 5%, 2025                                        1,000,000       1,038,890
Garnet Valley, PA, School District, FGIC,
5.5%, 2015                                              750,000         807,998
Gateway, PA, Allegheny School District,
FGIC, 5.2%, 2023                                      1,000,000       1,056,610
Gateway, PA, Allegheny School District,
FGIC, 5%, 2032                                        1,890,000       1,947,475
North Allegheny, PA, School District,
FGIC, 5.05%, 2022                                       590,000         607,924
North Schuylkill, PA, School District,
FGIC, 5%, 2028                                          650,000         667,745
Palmyra, PA, School District, FGIC, 5.375%, 2016        820,000         878,040
Pennridge, PA, School District, MBIA, 5%, 2013 (c)       50,000          53,336
Pennridge, PA, School District,
Unrefunded, MBIA, 5%, 2013 (c)                          450,000         480,024
Pennsylvania Public School Building (Garnet
Valley School District), AMBAC, 5.5%, 2011 (c)        1,005,000       1,065,943
Perkiomen Valley, PA, School District,
FSA, 5%, 2011 (c)                                       280,000         292,928
Perkiomen Valley, PA, School District,
FSA, 5%, 2019                                           220,000         226,659
Perkiomen Valley, PA, School District,
"A", FSA, 5.25%, 2014 (c)                             1,000,000       1,090,100
Philadelphia, PA, School District, MBIA,
6%, 2010 (c)                                            500,000         528,170
Philadelphia, PA, School District, FSA,
5.75%, 2011 (c)                                         500,000         534,210
South Park, PA, School District, FGIC, 5%, 2019         750,000         774,720
Southeastern Area, PA, Special Schools
Authority Rev., 0%, 2007                                360,000         360,000
State Public School Building Authority, PA School
(Colonial Intermediate Unit 20), FGIC, 5%, 2030         500,000         518,230
State Public School Building Authority, PA School
(Tuscarora School District), FSA, 5%, 2013 (c)        1,000,000       1,068,200
State Public School Building Authority,
PA, School Rev. (Haverford Township Project),
XLCA, 5%, 2027                                        1,000,000       1,041,940
-------------------------------------------------------------------------------
                                                                   $ 19,430,339
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 16.0%
-------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development
Authority Rev. (Jefferson Regional Medical
Center), "A", 4.75%, 2025                           $   850,000    $    770,695
Allegheny County, PA, Hospital Development
Authority Rev. (South Hills Health
Systems), "B", 6.75%, 2010 (c)                          555,000         597,791
Allegheny County, PA, Hospital Development
Authority Rev. (UPMC Health Systems),
MBIA, 5%, 2018                                          500,000         510,795
Allegheny County, PA, Hospital Development
Authority Rev. (West Penn Allegheny
Health), 9.25%, 2010 (c)                                150,000         177,351
Allegheny County, PA, Hospital Development
Authority Rev. (West Penn Allegheny
Health), "A", 5%, 2028                                  500,000         467,195
Allegheny County, PA, Hospital Development
Authority Rev. (West Penn Allegheny
Health), "B", 9.25%, 2010 (c)                            50,000          59,117
Blair County, PA, Hospital Authority Rev.
(Altoona), AMBAC, 5.5%, 2008                            470,000         476,749
Delaware County, PA, Authority Hospital Rev.
(Crozer Keystone Obligations Group), "A", 5%, 2031      500,000         472,480
Erie County, PA, Hospital Authority Rev.
(Hamot Health Foundation), AMBAC, 5.25%, 2017           675,000         718,187
Lancaster County, PA, Hospital Authority
Rev., 5.5%, 2013 (c)                                    500,000         547,940
Lebanon County, PA, Health Facilities Authority
Rev. (Good Samaritan Hospital), 5%, 2018                200,000         198,978
Lebanon County, PA, Health Facilities Authority
Rev. (Good Samaritan Hospital), 6%, 2035                350,000         358,778
Lehigh County, PA, General Purpose Authority
(Good Shepherd Group), "A", 5.625%, 2034                350,000         365,008
Lehigh County, PA, General Purpose Authority
(Lehigh Valley Hospital), MBIA, 7%, 2016                250,000         286,248
Lehigh County, PA, General Purpose Authority
(Lehigh Valley Hospital), 5.25%, 2032                   600,000         606,030
Lehigh County, PA, General Purpose Authority
(St. Luke's Bethlehem Hospital), 5.375%, 2013 (c)       600,000         652,866
Lehigh County, PA, Hospital Rev. (Lehigh
Valley Hospital), FSA, 5.25%, 2019                      500,000         526,170
Lycoming County, PA, Authority Hospital
Rev. (Williamsport Hospital Obligation
Group), CONNIE LEE, 5.375%, 2010                        750,000         751,530
Monroe County, PA, Hospital Authority Rev.
(Pocono Medical Center), 6%, 2014 (c)                   750,000         844,013
Monroe County, PA, Hospital Authority Rev.
(Pocono Medical Center), 5%, 2027                       250,000         238,390
Monroe County, PA, Hospital Authority Rev.
(Pocono Medical Center), 5.125%, 2037                   250,000         237,465
Mount Lebanon, PA, Hospital Authority Rev.
(St. Clair Memorial Hospital), 5.625%, 2032             400,000         412,280
Pennsylvania Higher Educational Facilities
Authority Rev. (UPMC Health), 6.25%, 2018               100,000         107,091
Pennsylvania Higher Educational Facilities
Authority Rev. (UPMC Health), 6%, 2031                  650,000         684,613
Philadelphia, PA, Health & Educational
Facilities Rev. (Jeane Health), ETM, 6.6%, 2010          90,000          93,983
Philadelphia, PA, Health & Educational
Facilities Rev. (Temple University), 6.625%, 2023       250,000         250,560
Philadelphia, PA, Hospitals & Higher
Education Facilities Authority (Children's
Hospital), MBIA, 4.5%, 2037                           1,000,000         951,160
Philadelphia, PA, Hospitals & Higher
Education Facilities Authority (Children's
Hospital), "A", 4.5%, 2033                              750,000         710,535
Philadelphia, PA, Hospitals & Higher
Education Facilities Authority (Temple
University Health System), 5.5%, 2026                 1,000,000       1,008,160
Sayre, PA, Health Care Facilities Authority
Rev. (Guthrie Health), "A", 5.875%, 2011 (c)            385,000         420,770
Sayre, PA, Health Care Facilities Authority
Rev. (Guthrie Health), "A", 5.875%, 2031                115,000         120,264
Sayre, PA, Health Care Facilities Authority
Rev. (Latrobe Hospital), AMBAC, 5.25%, 2012 (c)         585,000         627,249
South Central, PA, General Authority Rev.,
5.625%, 2011 (c)                                        490,000         528,171
South Central, PA, General Authority Rev.,
Wellspan Health, ETM, 5.625%, 2026                      110,000         118,104
St. Mary's Hospital Authority, PA, Health Systems
Rev. (Catholic Health East), "B", 5.375%, 2014 (c)      750,000         828,930
West Shore, PA, Hospital Authority (Holy
Spirit Hospital), 6.25%, 2032                           350,000         359,912
-------------------------------------------------------------------------------
                                                                   $ 17,085,558
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.5%
-------------------------------------------------------------------------------
Bucks County, PA, Industrial Development
Authority, Retirement Community Rev.
(Ann's Choice, Inc.), 6.125%, 2025                  $   250,000    $    255,623
Chartiers Valley, PA, Industrial &
Commercial Development Authority (Asbury
Health Center Project), 5.75%, 2022                     250,000         252,460
Cumberland County, PA, Municipal Authority
Rev. (Diakon Lutheran Ministries), 5%, 2036             200,000         190,796
Cumberland County, PA, Municipal
Authority, Retirement Community Rev.
(Wesley), "A", 7.25%, 2035                              110,000         128,843
Cumberland County, PA, Municipal
Authority, Retirement Community Rev.
(Wesley), "A", 7.25%, 2035                               40,000          46,852
Lancaster County, PA, Hospital Authority Rev.
(Willow Valley Retirement Project), 5.875%, 2031        500,000         515,455
Montgomery County, PA, Industrial
Development Authority Rev. (Whitemarsh
Continuing Care), 6.25%, 2035                           250,000         256,015
-------------------------------------------------------------------------------
                                                                   $  1,646,044
-------------------------------------------------------------------------------
Human Services - 0.1%
-------------------------------------------------------------------------------
Montgomery County, PA, Industrial
Development Authority (Wordsworth
Academy), 8%, 2024                                  $   150,000    $    150,564
-------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.0%
-------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority,
Solid Waste Disposal Rev. (New Morgan Landfill
Co., Inc./Browning Ferris, Inc.), 6.5%, 2019        $   530,000    $    533,419
Westmoreland County, PA, Industrial Development
Corp. (Waste Management), LOC, 5.1%, 2018               500,000         504,200
-------------------------------------------------------------------------------
                                                                   $  1,037,619
-------------------------------------------------------------------------------
Industrial Revenue - Other - 1.7%
-------------------------------------------------------------------------------
Bucks County, PA, Industrial Development
Authority Rev. (USX Corp.), 5.4%, 2017              $   300,000    $    315,189
Pennsylvania Economic Development Financing
Authority Rev. (Amtrak), 6.125%, 2021                   150,000         157,419
Pennsylvania Economic Development Financing
Authority, Solid Waste Disposal Rev.
(Procter & Gamble), 5.375%, 2031                      1,000,000       1,067,130
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Coker
Project), 5.875%, 2022                                  270,000         277,757
-------------------------------------------------------------------------------
                                                                   $  1,817,495
-------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.6%
-------------------------------------------------------------------------------
Erie County, PA, Industrial Development
Authority, Pollution Control
(International Paper Co.), "A", 5.3%, 2012          $   650,000    $    675,500
-------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.1%
-------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking
Rev., FSA, 4.5%, 2013 (n)                           $   130,000    $    130,025
-------------------------------------------------------------------------------
Parking - 2.0%
-------------------------------------------------------------------------------
Philadelphia, PA, Public Parking Authority
Rev., FSA, 5.625%, 2015                             $ 1,000,000    $  1,046,760
Pittsburgh, PA, Public Parking Authority
Rev., AMBAC, 6%, 2010 (c)                               500,000         531,210
Pittsburgh, PA, Public Parking Authority
Rev., "A", FGIC, 5%, 2025                               500,000         521,400
-------------------------------------------------------------------------------
                                                                   $  2,099,370
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.5%
-------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales
Tax Rev. (Public Auditorium Hotel Room),
AMBAC, 5.25%, 2017                                  $   500,000    $    518,675
-------------------------------------------------------------------------------
Single Family Housing - Local - 1.2%
-------------------------------------------------------------------------------
Allegheny County, PA, Residential
Financing Authority, Single Family
Mortgage Rev., "RR", 4.75%, 2025                    $   375,000    $    366,094
Allegheny County, PA, Residential
Financing Authority, Single Family
Mortgage Rev., "VV", GNMA, 4.95%, 2037                  900,000         873,927
-------------------------------------------------------------------------------
                                                                   $  1,240,021
-------------------------------------------------------------------------------
Single Family Housing - State - 6.2%
-------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency Rev.,
"96 A", 4.7%, 2037                                  $   750,000    $    703,073
Pennsylvania Housing Finance Agency,
Single Family Mortgage Rev., 5.1%, 2020               1,405,000       1,415,523
Pennsylvania Housing Finance Agency,
Single Family Mortgage Rev., 5.25%, 2021                750,000         763,005
Pennsylvania Housing Finance Agency,
Single Family Mortgage Rev., 5.25%, 2033                410,000         411,140
Pennsylvania Housing Finance Agency,
Single Family Mortgage Rev., 5%, 2034                   600,000         607,140
Pennsylvania Housing Finance Agency,
Single Family Mortgage Rev., "93-A", 5.75%, 2037        720,000         759,132
Pennsylvania Housing Finance Agency,
Single Family Mortgage Rev., "94-A", 5.1%, 2031         500,000         503,750
Pennsylvania Housing Finance Agency, Single
Family Mortgage Rev., "95-A", 4.875%, 2031            1,000,000         969,060
Pennsylvania Housing Finance Agency, Single
Family Mortgage Rev., "A", 4.875%, 2026                 500,000         493,105
-------------------------------------------------------------------------------
                                                                   $  6,624,928
-------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%
-------------------------------------------------------------------------------
Delaware County, PA, Industrial Development
Authority, Resource Recovery Facilities Rev.
(American Ref-Fuel Co.), "A", 6.2%, 2019            $   300,000    $    304,662
-------------------------------------------------------------------------------
State & Local Agencies - 4.0%
-------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance
Authority, RITES, AMBAC, 6.625%, 2018 (p)           $   500,000    $    611,190
Northumberland County, PA (Country Careers
& Arts Center), 6.65%, 2020                             225,000         227,693
Philadelphia, PA, Industrial Development
Authority, MBIA, 5.35%, 2012                            500,000         508,150
Philadelphia, PA, Industrial Development
Authority, FSA, 5.125%, 2026                          1,000,000       1,039,910
Philadelphia, PA, Industrial Development
Authority, FSA, 5.25%, 2030                             750,000         775,928
Puerto Rico Public Finance Corp., ETM,
"A", AMBAC, 5.375%, 2013 (u)                          1,000,000       1,087,460
-------------------------------------------------------------------------------
                                                                   $  4,250,331
-------------------------------------------------------------------------------
Student Loan Revenue - 1.4%
-------------------------------------------------------------------------------
Pennsylvania Higher Education, Capital
Acquistion Rev., MBIA, 5%, 2026                     $ 1,500,000    $  1,538,835
-------------------------------------------------------------------------------
Tax - Other - 0.6%
-------------------------------------------------------------------------------
Pittsburgh & Allegheny County, PA, Sales
Tax Rev. (Public Auditorium Hotel Room),
AMBAC, 5.25%, 2013                                  $   500,000    $    519,125
Virgin Islands Public Finance Authority
Rev., "A", 5.25%, 2024                                  135,000         138,251
-------------------------------------------------------------------------------
                                                                   $    657,376
-------------------------------------------------------------------------------
Tax Assessment - 0.2%
-------------------------------------------------------------------------------
Washington County, PA, Redevelopment Authority
(Victory Centre Project), "A", 5.45%, 2035          $   250,000    $    241,655
-------------------------------------------------------------------------------
Tobacco - 0.4%
-------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                     $   305,000    $    304,909
Virgin Islands Tobacco Settlement
Financing Corp., 5%, 2021                               130,000         127,813
-------------------------------------------------------------------------------
                                                                   $    432,722
-------------------------------------------------------------------------------
Toll Roads - 0.3%
-------------------------------------------------------------------------------
Pennsylvania Turnpike Commission, 5.5%, 2015        $   250,000    $    267,448
-------------------------------------------------------------------------------
Transportation - Special Tax - 6.9%
-------------------------------------------------------------------------------
Allegheny County, PA, Port Authority
Special Rev., MBIA, 6.25%, 2009 (c)                 $   500,000    $    523,795
Pennsylvania Turnpike Commission, MBIA, 5%, 2024      1,775,000       1,845,414
Puerto Rico Highway & Transportation
Authority, MBIA, 5.5%, 2020 (u)                       3,000,000       3,394,320
Puerto Rico Highway & Transportation
Authority, "Y", 5.5%, 2016 (c)                        1,020,000       1,149,540
Southeastern Pennsylvania Transportation
Authority, Special Rev., FGIC, 5.25%, 2013              500,000         515,990
-------------------------------------------------------------------------------
                                                                   $  7,429,059
-------------------------------------------------------------------------------
Universities - Colleges - 12.0%
-------------------------------------------------------------------------------
Allegheny County, PA, (Chatham College),
5.95%, 2032                                         $   335,000    $    347,040
Allegheny County, PA, Higher Education
Building Authority Rev. (Duquesne
University), "A", XLCA, 5%, 2024                      1,000,000       1,045,340
Cumberland County, PA, Municipal Authority
(Dickinson College), AMBAC, 5.55%, 2010 (c)             535,000         566,399
Harrisburg, PA, University of Science,
"A", 5.4%, 2016                                         300,000         301,038
Lycoming County, PA, (College of
Technology), AMBAC, 5.25%, 2032                         750,000         775,830
Pennsylvania Higher Educational Facilities
(Allegheny College), 4.75%, 2031                        500,000         492,310
Pennsylvania Higher Educational Facilities
(Philadelphia University), 5.5%, 2020                   500,000         516,300
Pennsylvania Higher Educational Facilities
Authority Rev. (Clarion University
Foundation), XLCA, 5%, 2023                           1,000,000       1,035,740
Pennsylvania Higher Educational Facilities
Authority Rev. (Drexel University), 5.2%, 2032          500,000         515,025
Pennsylvania Higher Educational Facilities
Authority Rev. (Marywood University),
MBIA, 5.5%, 2010 (c)                                    300,000         314,949
Pennsylvania Higher Educational Facilities
Authority Rev. (Mercyhurst College), "B", 5%, 2023      500,000         501,350
Pennsylvania Higher Educational Facilities
Authority Rev. (Widener University),
5.375%, 2029                                            300,000         306,018
Pennsylvania Higher Educational Facilities
Authority Rev. (Widener University), 5%, 2031           300,000         293,445
Pennsylvania Public School Building Authority
(Delaware County College), MBIA, 5.75%, 2010            500,000         530,110
Pennsylvania State University, 5%, 2029               1,400,000       1,458,408
Pennsylvania State University, "A", 5%, 2029          1,000,000       1,037,190
State Public School Building Authority,
PA, Jefferson County (Dubois Technical
School), FGIC, 5%, 2026                               1,000,000       1,039,780
Union County, PA, Higher Educational
Facilities Financing Authority, University
Rev. (Bucknell University), 5.25%, 2021               1,000,000       1,057,070
Wilkes-Barre, PA, Finance Authority Rev.
(Wilkes University), 5%, 2037                           750,000         713,415
-------------------------------------------------------------------------------
                                                                   $ 12,846,757
-------------------------------------------------------------------------------
Universities - Secondary Schools - 0.6%
-------------------------------------------------------------------------------
Pennsylvania Economic Development
Financing Authority (Germantown Friends
School Project), 5.35%, 2031                        $   600,000    $    620,892
-------------------------------------------------------------------------------
Utilities - Cogeneration - 0.3%
-------------------------------------------------------------------------------
Carbon County, PA, Industrial Development
Authority Rev. (Panther Creek Partners),
6.65%, 2010                                         $   100,000    $    102,002
Pennsylvania Economic Development
Financing Authority Rev., Resources
Recovery Rev. (Colver), "G", 5.125%, 2015               100,000          99,670
Pennsylvania Economic Development Financing
Authority Rev., Resources Recovery Rev.
(Northampton Generating), 6.4%, 2009                    150,000         150,261
-------------------------------------------------------------------------------
                                                                   $    351,933
-------------------------------------------------------------------------------
Utilities - Investor Owned - 0.5%
-------------------------------------------------------------------------------
Lehigh County, PA, Industrial Development
Authority Pollution Control Rev. (PPL
Electric Utilities Corp.), "A", FGIC, 4.7%, 2029    $   500,000    $    502,780
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.7%
-------------------------------------------------------------------------------
Guam Power Authority Rev., AMBAC, 5.25%, 2014 (u)   $ 4,340,000    $  4,509,390
Philadelphia, PA, Gas Works Rev., FSA,
5.5%, 2009 (c)                                        1,000,000       1,043,610
Philadelphia, PA, Gas Works Rev., FSA,
5.5%, 2011 (c)                                          500,000         534,585
Philadelphia, PA, Gas Works Rev. (1998
General Ordinance), FSA, 5.25%, 2013 (c)              1,000,000       1,084,900
-------------------------------------------------------------------------------
                                                                   $  7,172,485
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 9.7%
-------------------------------------------------------------------------------
Allegheny County, PA, Sewer Rev., MBIA,
5.75%, 2010 (c)                                     $   750,000    $    804,668
Bucks County, PA, (Suburban Water Co.),
FGIC, 5.55%, 2032                                     1,000,000       1,043,980
Delaware County, PA, Water Quality Control
Authority, Sewer Rev., FGIC, 5%, 2018                   750,000         780,803
Fairview Township, PA, Sewer Rev., FGIC,
5.05%, 2018                                             750,000         779,333
Johnstown, PA, Redevelopment Authority,
Sewer Rev., "A", FSA, 5%, 2014 (c)                    1,500,000       1,621,005
Lancaster County, PA, Water & Sewer
Authority Rev., MBIA, 5%, 2028                          440,000         456,280
Unity Township, PA, Municipal Authority
Sewer Rev., FSA, 5%, 2034                             1,660,000       1,716,390
University Area Joint Authority, Sewer
Rev., MBIA, 5%, 2023                                  1,500,000       1,542,225
Virgin Islands Water & Power Authority
Rev., ASST GTY, RADIAN, 5.3%, 2018                      500,000         508,690
Westmoreland County, PA, Municipal Authority
Services Rev., FSA, 5.25%, 2015 (c)                   1,000,000       1,102,040
-------------------------------------------------------------------------------
                                                                   $ 10,355,414
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $108,154,612)              $111,193,289
-------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.4%
-------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development
Authority Rev. (Presbyterian University
Hospital), "B", 3.93%, due 10/04/07                 $   150,000    $    150,000
Allegheny County, PA, Hospital Development
Authority Rev. (Presbyterian University
Hospital), "D", 3.93%, due 10/04/07                     200,000         200,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "A", 4.04%, due 10/01/07           100,000         100,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                       $    450,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $108,604,612) (k)              $111,643,289
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (4.3)%                              (4,560,298)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $107,082,991
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07

                                                                                                            UNREALIZED
                       NOTIONAL                                     CASH FLOWS          CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT          COUNTERPARTY                TO RECEIVE            TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  2,000,000    Merrill Lynch Capital            7-Day BMA      2.795% (fixed rate)       $  4,377
                                   Services
12/01/09         USD  1,500,000    Merrill Lynch Capital            7-Day BMA      3.180% (fixed rate)         (1,970)
                                   Services
12/12/17         USD  1,750,000    Merrill Lynch Capital            7-Day BMA      4.054% (fixed rate)        (48,125)
                                   Services
 2/21/20         USD  1,000,000    Goldman Sachs International    3-Month LIBOR    5.456% (fixed rate)        (14,410)
 3/05/20         USD  1,000,000    Merrill Lynch Capital          3-Month LIBOR    5.115% (fixed rate)         15,511
                                   Services
10/24/22         USD  1,500,000    Goldman Sachs International      7-Day BMA      4.160% (fixed rate)        (42,029)
 3/12/28         USD  1,000,000    Goldman Sachs International      7-Day BMA      3.897% (fixed rate)         14,442
---------------------------------------------------------------------------------------------------------------------
                                                                                                             $(72,204)
---------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.4%
-------------------------------------------------------------------------------
ISSUER                                               SHARES/PAR      VALUE ($)
-------------------------------------------------------------------------------
Airport & Port Revenue - 3.2%
-------------------------------------------------------------------------------
Horry County, SC, "A", FSA, 5.7%, 2027               $2,250,000    $  2,298,195
Richland Lexington, SC, Airport Rev.
(Columbia Airport), FSA, 5.125%, 2025                 1,500,000       1,547,940
Richland Lexington, SC, Airport Rev.
(Columbia Airport), "A", FSA, 5%, 2026                1,000,000       1,020,990
-------------------------------------------------------------------------------
                                                                   $  4,867,125
-------------------------------------------------------------------------------
General Obligations - General Purpose - 10.7%
-------------------------------------------------------------------------------
Commonwealth of Puerto Rico, ETM,
5.5%, 2018 (c)(u)                                    $4,000,000    $  4,255,720
Commonwealth of Puerto Rico, ETM,
5.5%, 2019 (c)(u)                                     3,500,000       3,723,755
Commonwealth of Puerto Rico, MBIA,
5.75%, 2010 (c)(u)                                    4,000,000       4,231,160
Commonwealth of Puerto Rico, Public
Improvement, "A", 5.25%, 2030                         1,000,000       1,032,470
Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022      1,000,000       1,051,460
Horry County, SC, Hospital Fee Special
Obligation, 6%, 2015                                    915,000         973,286
Richland Lexington Riverbanks, SC, Parks
District, FGIC, 5.8%, 2018                            1,000,000       1,037,790
-------------------------------------------------------------------------------
                                                                   $ 16,305,641
-------------------------------------------------------------------------------
General Obligations - Improvement - 1.9%
-------------------------------------------------------------------------------
Beaufort County, SC, FGIC, 5.25%, 2018               $1,000,000    $  1,028,190
Puerto Rico Municipal Finance Agency, FSA,
6%, 2016 (u)                                          1,700,000       1,793,891
-------------------------------------------------------------------------------
                                                                   $  2,822,081
-------------------------------------------------------------------------------
General Obligations - Schools - 9.6%
-------------------------------------------------------------------------------
Anderson County, SC, School District, "B",
5.5%, 2010 (c)                                       $1,465,000    $  1,544,213
Beaufort County, SC, School District, "A",
FSA, 4.25%, 2032                                      1,000,000         910,870
Chesterfield County, SC, School District,
FSA, 5%, 2023                                         3,000,000       3,102,930
Darlington County, SC, School District,
FSA, 5%, 2027                                         2,770,000       2,891,825
Lexington County, SC, School District,
"A", 4.75%, 2028                                      1,000,000       1,006,090
Orangeburg County, SC, Consolidated School
District, FSA, 5.25%, 2020                            1,065,000       1,123,596
Orangeburg County, SC, Consolidated School
District, FSA, 5.375%, 2022                           2,050,000       2,182,779
Richland County, SC, School District, 5.1%, 2021      1,750,000       1,811,320
-------------------------------------------------------------------------------
                                                                   $ 14,573,623
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 19.0%
-------------------------------------------------------------------------------
Charleston County, SC, Hospital Facilities Rev.
(Medical Society Health), ETM, MBIA, 5%, 2022 (c)    $2,450,000    $  2,469,526
Florence County, SC, Hospital Rev. (McLeod
Regional Medical Center), "A", FSA, 5%, 2031          2,000,000       2,066,100
Florence County, SC, Hospital Rev. (McLeod
Regional Medical Center), "A", FSA, 5.25%, 2034       2,000,000       2,094,920
Greenville, SC, Hospital Systems, Hospital
Facilities Rev., 6%, 2020                             3,400,000       3,880,386
Greenwood County, SC, Hospital Facilities
Rev. (Self Memorial Hospital), 5.5%, 2021             1,000,000       1,037,670
Lexington County, SC, Health Services
District, Inc., Hospital Rev., 5.5%, 2014 (c)           250,000         275,593
Lexington County, SC, Health Services
District, Inc., Hospital Rev., 5.5%, 2014 (c)           250,000         275,593
Lexington County, SC, Health Services
District, Inc., Hospital Rev., 5%, 2032               1,500,000       1,493,775
Lexington County, SC, Health Services
District, Inc., Hospital Rev., Refunding &
Improvement, 5.5%, 2013 (c)                           1,000,000       1,097,710
Lexington County, SC, Health Services
District, Inc., Hospital Rev., Refunding &
Improvement, FSA, 5.125%, 2021                        1,500,000       1,546,170
South Carolina Jobs & Economic Development
Authority Rev. (Bon Secours Health
Systems, Inc.), "A", 5.625%, 2030                     1,250,000       1,287,650
South Carolina Jobs & Economic Development
Authority, Hospital Facilities Rev.
(Georgetown Memorial Hospital), AMBAC, 6%, 2014       1,000,000       1,057,090
South Carolina Jobs & Economic Development
Authority, Hospital Facilities Rev. (Georgetown
Memorial Hospital), RADIAN, 5.25%, 2021               1,500,000       1,542,240
South Carolina Jobs & Economic Development
Authority, Hospital Facilities Rev. (Georgetown
Memorial Hospital), AMBAC, 5%, 2023                   1,000,000       1,013,670
South Carolina Jobs & Economic Development
Authority, Hospital Facilities Rev. (Palmetto
Health Alliance), 6.25%, 2031                           750,000         782,963
South Carolina Jobs & Economic Development
Authority, Hospital Facilities Rev.
(Tuomey Health), CIFG, 5%, 2030                       1,000,000       1,029,480
Spartanburg County, SC, Health Service
Rev., AMBAC, 5.3%, 2020                               2,500,000       2,503,450
Spartanburg County, SC, Health Service
Rev., AMBAC, 5.3%, 2025                               1,000,000       1,001,380
Spartanburg County, SC, Health Service
Rev., FSA, 5.25%, 2032                                2,250,000       2,327,783
-------------------------------------------------------------------------------
                                                                   $ 28,783,149
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 1.9%
-------------------------------------------------------------------------------
Greenville County, SC, Hospital Rev.
(Chestnut Hill), "A", 8%, 2015                       $1,275,000    $  1,250,112
South Carolina Jobs & Economic Development
Authority, 6%, 2042                                     500,000         497,050
South Carolina Jobs & Economic Development
Authority, First Mortgage (Lutheran Homes
of South Carolina), 5.625%, 2042                        400,000         374,908
South Carolina Jobs & Economic Development
Authority, Health & Facilities Rev., First
Mortgage (Wesley Commons), 5.125%, 2026                 400,000         371,768
South Carolina Jobs & Economic Development
Authority, Residential Care Facilities
Rev. (Episcopal Home), "A", 6.375%, 2032                400,000         417,140
-------------------------------------------------------------------------------
                                                                   $  2,910,978
-------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.7%
-------------------------------------------------------------------------------
York County, SC, Industrial Rev. (Hoechst
Celanese), 5.7%, 2024                                $1,000,000    $    999,850
-------------------------------------------------------------------------------
Industrial Revenue - Other - 1.1%
-------------------------------------------------------------------------------
Calhoun County, SC, Solid Waste Disposal
Facilities Rev. (Carolina Eastman Co.),
ETM, 6.75%, 2017 (c)                                 $1,000,000    $  1,201,970
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Coker
Project), 5.875%, 2022                                  385,000         396,061
-------------------------------------------------------------------------------
                                                                   $  1,598,031
-------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.0%
-------------------------------------------------------------------------------
Darlington County, SC, Industrial
Development Rev. (Sonoco Products Co.),
6.125%, 2025                                         $1,500,000    $  1,502,790
Georgetown County, SC, Environmental Improvement
Rev. (International Paper), "A", 5.3%, 2028             500,000         482,455
Richland County, SC, Environmental Improvement
Rev. (International Paper), "A", 6.1%, 2023           1,000,000       1,046,260
-------------------------------------------------------------------------------
                                                                   $  3,031,505
-------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 1.6%
-------------------------------------------------------------------------------
Myrtle Beach, SC, Hospitality Fee Rev.,
"A", FGIC, 5%, 2036                                  $  510,000    $    525,392
South Carolina Jobs & Economic Development
Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2018                                 570,000         590,155
South Carolina Jobs & Economic Development
Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2019                                 595,000         618,990
South Carolina Jobs & Economic Development
Authority Rev. (Myrtle Beach Convention),
"B", MBIA, 5.125%, 2020                                 630,000         654,564
-------------------------------------------------------------------------------
                                                                   $  2,389,101
-------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.7%
-------------------------------------------------------------------------------
South Carolina Jobs & Economic Development
Authority Rev. (Coastal Housing Foundation
LLC), "A", CIFG, 5%, 2035                            $1,000,000    $  1,018,760
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.4%
-------------------------------------------------------------------------------
North Charleston SC, Housing Authority
Rev. (Horizon Village), "A", FHA, 5%, 2038           $1,000,000    $    977,030
North Charleston SC, Housing Authority
Rev. (Horizon Village), "A", FHA, 5.1%, 2041          1,210,000       1,181,323
-------------------------------------------------------------------------------
                                                                   $  2,158,353
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.5%
-------------------------------------------------------------------------------
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 5.25%, 2057                          $  735,000    $    762,371
-------------------------------------------------------------------------------
Single Family Housing - State - 4.8%
-------------------------------------------------------------------------------
South Carolina Housing, Finance & Development
Authority Mortgage Rev., "A-2", FSA, 5.5%, 2034      $  880,000    $    897,679
South Carolina Housing, Finance & Development
Authority Mortgage Rev., "A-2", FSA, 5.2%, 2035         985,000         994,653
South Carolina Housing, Finance & Development
Authority Rev., 5.55%, 2038                           1,000,000       1,018,750
South Carolina Housing, Finance & Development
Authority Rev., "A-2", FSA, 6%, 2020                    370,000         373,134
South Carolina Housing, Finance & Development
Authority Rev., "A-2", FSA, 5.35%, 2024               1,645,000       1,673,310
South Carolina Housing, Finance & Development
Authority Rev., "A-2", AMBAC, 5.15%, 2037             1,000,000         994,790
South Carolina Housing, Finance & Development
Authority Rev., "C-2", FSA, 4.6%, 2032                1,500,000       1,384,035
-------------------------------------------------------------------------------
                                                                   $  7,336,351
-------------------------------------------------------------------------------
State & Agency - Other - 0.4%
-------------------------------------------------------------------------------
South Carolina Water Resources Authority Rev.
(Local Government Program), "A", 7.25%, 2020         $  545,000    $    546,482
-------------------------------------------------------------------------------
State & Local Agencies - 5.1%
-------------------------------------------------------------------------------
North Charleston, SC, Municipal Golf
Course Mortgage Rev., 5.5%, 2009 (c)                 $1,000,000    $  1,040,510
Puerto Rico Public Finance Corp., AMBAC,
5.375%, 2019 (u)                                      2,600,000       2,909,816
Puerto Rico Public Finance Corp., ETM,
"A", AMBAC, 5.375%, 2013 (c)(u)                       2,750,000       2,990,515
Spartanburg, SC, Public Facilities Corp.
(Renaissance Park), AMBAC, 5.125%, 2025                 685,000         711,845
-------------------------------------------------------------------------------
                                                                   $  7,652,686
-------------------------------------------------------------------------------
Tax - Other - 0.1%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority
Rev., "A", 5.25%, 2024                               $  180,000    $    184,334
-------------------------------------------------------------------------------
Tax Assessment - 0.3%
-------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun
City Carolina Lakes), 5.45%, 2037                    $  500,000    $    475,845
-------------------------------------------------------------------------------
Tobacco - 0.7%
-------------------------------------------------------------------------------
South Carolina Tobacco Settlement
Authority Rev., "B", 6.375%, 2028                    $1,000,000    $  1,026,550
-------------------------------------------------------------------------------
Transportation - Special Tax - 3.5%
-------------------------------------------------------------------------------
South Carolina Transportation
Infrastructure Rev., "A", MBIA, 5.375%, 2009 (c)     $1,000,000    $  1,045,940
South Carolina Transportation
Infrastructure Rev., "A", AMBAC, 5%, 2023               500,000         515,865
South Carolina Transportation
Infrastructure Rev., "A", AMBAC, 5%, 2027             2,000,000       2,067,940
South Carolina Transportation
Infrastructure Rev., "A", AMBAC, 5%, 2033             1,645,000       1,700,864
-------------------------------------------------------------------------------
                                                                   $  5,330,609
-------------------------------------------------------------------------------
Universities - Colleges - 13.3%
-------------------------------------------------------------------------------
Clemson University, University Rev.,
AMBAC, 6.25%, 2009 (c)                               $1,250,000    $  1,314,900
College of Charleston, SC, Academic &
Administrative Facilities Rev., "B", XLCA,
5%, 2024                                                800,000         830,976
College of Charleston, SC, Academic &
Administrative Facilities Rev., "B", XLCA,
5.125%, 2034                                          1,510,000       1,572,121
College of Charleston, SC, Higher
Education Facility Rev., "A", FGIC, 5.25%, 2028       2,435,000       2,539,729
Educational Facilities Authority Private
Non-Profit Institutions of Higher Learning
(Wofford College), "A"', 5%, 2036                     1,000,000       1,006,010
South Carolina Educational Facilities Authority
(Furman University), AMBAC, 5.375%, 2020              1,245,000       1,307,511
South Carolina Educational Facilities Authority
(Furman University), AMBAC, 5.5%, 2030                2,000,000       2,106,260
South Carolina Educational Facilities Authority
(Furman University), 5%, 2038                         2,000,000       2,017,300
South Carolina Jobs & Economic Development
Authority, Student Housing Rev. (Francis
Marion University), "A", MBIA, 5%, 2034               1,945,000       2,001,502
University of South Carolina, University
Rev., "A", FGIC, 5.625%, 2010 (c)                     1,555,000       1,637,384
University of South Carolina, University
Rev., "A", AMBAC, 5%, 2034                            3,665,000       3,765,274
-------------------------------------------------------------------------------
                                                                   $ 20,098,967
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 9.2%
-------------------------------------------------------------------------------
Camden, SC, Public Utilities Rev., MBIA,
5.5%, 2017                                           $   75,000    $     76,302
Easley, SC, Utility Rev., FSA, 5%, 2027               1,000,000       1,035,310
Easley, SC, Utility Rev., Refunding &
Improvement, FSA, 5%, 2034                            2,000,000       2,075,860
Greenwood, SC, Combined Public Utility,
Refunding & Improvement Systems, MBIA, 5%, 2021         175,000         182,810
Orangeburg County, SC, Solid Waste Disposal
Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024    2,000,000       2,002,940
Piedmont, SC, Municipal Power Agency,
FGIC, 6.25%, 2021                                     2,700,000       3,224,205
Puerto Rico Electric Power Authority, FSA,
RITES, 6.344%, 2015 (n)(v)                            1,000,000       1,054,610
Puerto Rico Electric Power Authority,
"TT", 5%, 2027                                          530,000         539,376
South Carolina Public Service Authority,
"A", MBIA, 5.5%, 2010 (c)                               200,000         210,312
South Carolina Public Service Authority,
"A", AMBAC, 5%, 2034                                  2,000,000       2,054,880
South Carolina Public Service Authority,
"B", FSA, 5.125%, 2037                                1,500,000       1,540,995
-------------------------------------------------------------------------------
                                                                   $ 13,997,600
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 12.7%
-------------------------------------------------------------------------------
Anderson County, SC, Joint Municipal
Water, FSA, 5%, 2032                                 $1,000,000    $  1,026,860
Anderson County, SC, Water & Sewer Systems
Rev., FGIC, 5.125%, 2032                              2,000,000       2,081,000
Beaufort-Jasper, SC, Waterworks & Sewer
Systems Rev., 4.5%, 2031                              1,000,000         985,720
Berkeley County, SC, Water & Sewer Systems
Rev., "A", FSA, 4.75%, 2029                           1,000,000       1,008,890
Cayce, SC, Waterworks & Sewer Rev., Refunding &
Improvement, "A", 4.625%, 2027                          500,000         498,365
Charleston, SC, Waterworks & Sewer Rev.,
Capital Improvement, "B", 5%, 2028                    1,000,000       1,027,760
Columbia, SC, Waterworks & Sewer Systems
Rev., 6%, 2010 (c)                                    2,000,000       2,108,900
Columbia, SC, Waterworks & Sewer Systems
Rev., FSA, 5%, 2029                                   1,020,000       1,059,219
Greenville, SC, Stormwater Systems, FSA, 5%, 2022       595,000         618,015
Lugoff-Elgin, SC, Water Authority Waterworks
Systems Rev., MBIA, 5.125%, 2032                        920,000         959,726
Richland County, SC, Broad River Sewer
Systems Rev., "B", XLCA, 4.5%, 2035                   1,000,000         969,320
Rock Hill, SC, Utility Systems Rev., Refunding &
Improvement, "A", FSA, 5.375%, 2023                     500,000         530,745
Spartanburg, SC, Water & Sewer Authority
Rev., "B", MBIA, 5.25%, 2030                          1,250,000       1,313,725
Spartanburg, SC, Waterworks Rev., "A",
FSA, 4.375%, 2028                                     2,000,000       1,945,500
Sumter, SC, Waterworks & Sewer Systems
Rev., 5%, 2025                                        1,540,000       1,616,245
York County, SC, Water & Sewer Rev., Refunding &
Capital Improvement, MBIA, 5%, 2027                   1,490,000       1,545,786
-------------------------------------------------------------------------------
                                                                   $ 19,295,776
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $152,323,480)              $158,165,768
-------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.8%
East Baton Rouge, LA, Pollution Control
Rev. (Exxon Mobil Corp.), 3.94%, due 10/01/07        $  900,000    $    900,000
Pinellas County, FL, Health Facilities Authority
Rev. (Pooled Hospital Loan Program), 4.03%,
due 10/01/07                                            100,000         100,000
Sevier County, TN, Public Building Authority
(Local Government Public Improvement), 4.1%,
due 10/01/07                                            140,000         140,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                       $  1,140,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $153,463,480) (k)              $159,305,768
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.2)%                              (7,839,902)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $151,465,866
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07

                                                                                                      UNREALIZED
                       NOTIONAL                               CASH FLOWS          CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT          COUNTERPARTY          TO RECEIVE            TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  3,000,000    Merrill Lynch Capital      7-Day BMA      2.795% (fixed rate)       $  6,566
                                   Services
12/01/09         USD  2,000,000    Merrill Lynch Capital      7-Day BMA      3.180% (fixed rate)         (2,627)
                                   Services
11/01/17         USD  2,000,000    Citibank                 3-Month LIBOR    5.558% (fixed rate)        (54,980)
---------------------------------------------------------------------------------------------------------------
                                                                                                       $(51,041)
---------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

MFS(R) TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.4%
-------------------------------------------------------------------------------
ISSUER                                               SHARES/PAR      VALUE ($)
-------------------------------------------------------------------------------
Airport and Port Revenue - 1.4%
-------------------------------------------------------------------------------
Memphis-Shelby County, TN, Airport Authority
Facilities Rev., FSA, 5.125%, 2021                   $1,500,000    $  1,531,650
-------------------------------------------------------------------------------
General Obligations - General Purpose - 3.3%
-------------------------------------------------------------------------------
Chattanooga, TN, Public Improvement, 5%, 2009 (c)    $1,570,000    $  1,617,932
Commonwealth of Puerto Rico, Unrefunded
Public Improvement, FSA, 5%, 2024                       770,000         794,324
Puerto Rico Public Buildings Authority, 5.5%, 2021    1,000,000       1,100,020
-------------------------------------------------------------------------------
                                                                   $  3,512,276
-------------------------------------------------------------------------------
General Obligations - Schools - 10.3%
-------------------------------------------------------------------------------
Gibson County, TN, School District, MBIA,
5.75%, 2009 (c)                                      $  455,000    $    470,047
Gibson County, TN, School District, MBIA,
5.75%, 2016                                             190,000         195,947
Giles County, TN, School Improvement,
FGIC, 5.75%, 2010 (c)                                 1,980,000       2,077,753
Roane County, TN, Rural School, FGIC,
5.6%, 2008 (c)                                          915,000         924,022
Roane County, TN, Rural School, FGIC,
5.6%, 2008 (c)                                          975,000         984,614
Rutherford County, TN, School & Public
Improvement, 5%, 2022                                 1,510,000       1,560,419
Rutherford County, TN, School District,
5.875%, 2010 (c)                                      1,100,000       1,161,347
Rutherford County, TN, School Improvement,
5.875%, 2010 (c)                                      2,000,000       2,111,540
Williamson County, TN, Rural School,
6.125%, 2010 (c)                                      1,575,000       1,668,240
-------------------------------------------------------------------------------
                                                                   $ 11,153,929
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 17.9%
-------------------------------------------------------------------------------
Johnson City, TN, Health & Education Financing
Authority Rev. (Johnson City Medical Center
Hospital), MBIA, 5.25%, 2016                         $1,375,000    $  1,376,980
Johnson City, TN, Health & Education Financing
Authority Rev. (Johnson City Medical Center
Hospital), ETM, MBIA, 5%, 2018 (c)                    1,500,000       1,534,245
Johnson City, TN, Health & Educational Facilities,
Hospital Rev. (Mountain States Health),
"A", 5.5%, 2036                                         600,000         607,002
Knox County, TN, Health, Educational,
Hospital & Housing Facilities Board Rev.
(Baptist Health Systems), 6.5%, 2031                    300,000         311,100
Knox County, TN, Health, Educational,
Hospital & Housing Facilities Board Rev.
(Catholic Healthcare Partners), 5.25%, 2030           1,000,000       1,019,770
Knox County, TN, Health, Educational,
Hospital & Housing Facilities Board Rev.
(Covenant Health), "A", 0%, 2036                      4,000,000         888,080
Knox County, TN, Health, Educational,
Hospital & Housing Facilities Board Rev.
(East Tennessee Children's Hospital), 5.75%, 2033       450,000         459,653
Knox County, TN, Health, Educational,
Hospital & Housing Facilities Board Rev.
(Fort Sanders), MBIA, 5.75%, 2014                     3,250,000       3,601,033
Knox County, TN, Health, Educational,
Hospital & Housing Facilities Board Rev.
(University Health Systems, Inc.), 5.25%, 2036        1,000,000         991,230
Knox County, TN, Health, Educational,
Hospital & Housing Facilities Board Rev.,
"A", FSA, 5%, 2013 (c)                                  545,000         580,605
Knox County, TN, Health, Educational,
Hospital & Housing Facilities Board Rev.,
"A", FSA, 5%, 2022                                      455,000         468,918
Metropolitan Government Nashville, TN,
Davidson Town, 5.25%, 2008 (c)                          540,000         555,617
Metropolitan Government Nashville, TN,
Davidson Town Unrefunded Hospital,
5.25%, 2008 (c)                                         460,000         473,303
Shelby County, TN, Health, Educational &
Housing Facilities Board Rev. (Methodist
Healthcare), 6.5%, 2012 (c)                             375,000         422,640
Shelby County, TN, Health, Educational &
Housing Facilities Board Rev. (Methodist
Healthcare), 6.5%, 2012 (c)                             625,000         704,400
Shelby County, TN, Health, Educational &
Housing Facilities Board Rev. (Methodist
Healthcare), 5%, 2031                                   500,000         507,395
Shelby County, TN, Health, Educational &
Housing Facilities Board Rev. (Methodist
Healthcare), 5%, 2036                                 1,000,000       1,011,220
Shelby County, TN, Health, Educational &
Housing Facilities Board Rev. (St. Judes
Children's Research), 5.5%, 2009 (c)                  1,750,000       1,840,650
Springfield, TN, Health & Higher
Educational Facilities Hospital Rev.
(Northcrest Medical Center), 5.25%, 2013              1,000,000       1,001,480
Sumner County, TN, Health, Educational &
Housing Facilities Board Rev. (Sumner
Regional Health), "A", 5.5%, 2046                     1,000,000         990,420
-------------------------------------------------------------------------------
                                                                   $ 19,345,741
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.7%
-------------------------------------------------------------------------------
Blount County, TN, Health & Educational Facilities
Board Rev. (Asbury, Inc.), "A", 5.125%, 2023         $  500,000    $    473,625
Shelby County, TN, Health, Educational &
Housing Facilities Board Rev. (Germantown
Village), "A", 7.25%, 2034                              250,000         254,800
-------------------------------------------------------------------------------
                                                                   $    728,425
-------------------------------------------------------------------------------
Industrial Revenue - Other - 1.1%
-------------------------------------------------------------------------------
Hardeman County, TN, Correctional
Facilities Rev., 7.75%, 2017                         $  890,000    $    913,380
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Coker
Project), 5.875%, 2022                                  320,000         329,194
-------------------------------------------------------------------------------
                                                                   $  1,242,574
-------------------------------------------------------------------------------
Industrial Revenue - Paper - 0.9%
-------------------------------------------------------------------------------
McMinn County, TN, Industrial Development
Board, Pollution Control Rev. (Bowater,
Inc.), 7.625%, 2016                                  $1,000,000    $  1,004,170
-------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 3.7%
-------------------------------------------------------------------------------
Memphis-Shelby County, TN (Memphis Sports
Arena), AMBAC, 5.125%, 2012 (c)                      $2,000,000    $  2,142,260
Memphis-Shelby County, TN (Memphis Sports
Arena), AMBAC, 5.35%, 2012 (c)                        1,665,000       1,800,681
-------------------------------------------------------------------------------
                                                                   $  3,942,941
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.2%
-------------------------------------------------------------------------------
Chattanooga, TN, Health, Educational & Housing
Facilities (Rainbow Creek), GNMA, 6.125%, 2019       $  400,000    $    416,076
Knoxville, TN, Community Development
Corp., 5%, 2024                                       1,000,000       1,042,320
Memphis, TN, Health, Educational & Housing
Facilities Board Rev. (Hickory Point
Apartments), MBIA, 5.85%, 2020                        1,000,000       1,028,070
Memphis, TN, Health, Educational & Housing
Facilities Board Rev. (Prescott Place
Apartments Project), FNMA, 5.125%, 2038               1,000,000       1,006,760
Metropolitan Government of Nashville &
Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Berkshire
Place), GNMA, 6%, 2023                                  500,000         517,955
Metropolitan Government of Nashville &
Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Herman
Street), FHA, 7.25%, 2032                               485,000         486,698
-------------------------------------------------------------------------------
                                                                   $  4,497,879
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.1%
-------------------------------------------------------------------------------
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 0%, 2056                             $7,755,000    $    638,469
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 5.25%, 2057                             525,000         544,551
-------------------------------------------------------------------------------
                                                                   $  1,183,020
-------------------------------------------------------------------------------
Single Family Housing - State - 12.2%
-------------------------------------------------------------------------------
Tennessee Housing Development Agency
Mortgage Finance, 5.2%, 2023                         $1,500,000    $  1,546,020
Tennessee Housing Development Agency Rev.,
Homeownership Program, 5.45%, 2014                    2,535,000       2,607,704
Tennessee Housing Development Agency Rev.,
Homeownership Program, 4.45%, 2017                      645,000         639,653
Tennessee Housing Development Agency Rev.,
Homeownership Program, 4.45%, 2017                      660,000         654,298
Tennessee Housing Development Agency Rev.,
Homeownership Program, 4.55%, 2018                      575,000         568,014
Tennessee Housing Development Agency Rev.,
Homeownership Program, 4.55%, 2018                      690,000         681,299
Tennessee Housing Development Agency Rev.,
Homeownership Program, 6%, 2020                         900,000         912,474
Tennessee Housing Development Agency Rev.,
Homeownership Program, 5%, 2026                       1,995,000       1,998,850
Tennessee Housing Development Agency Rev.,
Homeownership Program, 5.05%, 2027                      735,000         736,786
Tennessee Housing Development Agency Rev.,
Homeownership Program, 4.85%, 2032                    1,000,000         965,360
Tennessee Housing Development Agency Rev.,
Homeownership Program, FSA, 5.4%, 2032                  685,000         697,001
Tennessee Housing Development Agency Rev.,
Homeownership Program, 5.25%, 2034                    1,145,000       1,167,476
-------------------------------------------------------------------------------
                                                                   $ 13,174,935
-------------------------------------------------------------------------------
State & Local Agencies - 5.9%
-------------------------------------------------------------------------------
Chattanooga, TN, Industrial Development
Board, AMBAC, 5.75%, 2018                            $1,000,000    $  1,059,640
Tennessee School Board Authority, "C",
FSA, 5%, 2032                                         2,000,000       2,077,040
Tennessee School Bond Authority (Higher
Education Facilities), FSA, 5.25%, 2012 (c)           3,000,000       3,209,730
-------------------------------------------------------------------------------
                                                                   $  6,346,410
-------------------------------------------------------------------------------
Tax - Other - 0.7%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority
Rev., "E", 5.875%, 2018                              $  730,000    $    749,440
-------------------------------------------------------------------------------
Tobacco - 1.0%
-------------------------------------------------------------------------------
Guam Economic Development Authority
Tobacco Settlement, "B", 5.5%, 2041                  $  350,000    $    349,006
Tobacco Settlement Financing Corp., 5%, 2031            750,000         696,023
-------------------------------------------------------------------------------
                                                                   $  1,045,029
-------------------------------------------------------------------------------
Transportation - Special Tax - 1.0%
-------------------------------------------------------------------------------
Puerto Rico Highway & Transportation
Authority Rev., ASSD GTY, 5.25%, 2034                $1,005,000    $  1,119,801
-------------------------------------------------------------------------------
Universities - Colleges - 6.3%
-------------------------------------------------------------------------------
Metropolitan Government of Nashville &
Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (McKendree
Village, Inc.), 5.125%, 2020                         $1,000,000    $  1,003,700
Metropolitan Government of Nashville &
Davidson County, TN, Health, Educational &
Housing Facilities Board Rev. (Meharry
Medical College), AMBAC, 5%, 2024                     3,750,000       3,812,513
University of Puerto Rico Rev., "Q", 5%, 2036         1,985,000       1,990,399
-------------------------------------------------------------------------------
                                                                   $  6,806,612
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 7.1%
-------------------------------------------------------------------------------
Clarksville, TN, Electrical Systems Rev.,
XLCA, 5%, 2032                                       $  500,000    $    516,965
Lawrenceberg, TN, Electrical Rev., MBIA,
5.5%, 2009 (c)                                        1,255,000       1,297,908
Metropolitan Government of Nashville & Davidson
County, TN, Electrical Rev., 5.125%, 2021             1,500,000       1,557,765
Metropolitan Government of Nashville & Davidson
County, TN, Electrical Rev., "A", AMBAC, 5%, 2029     1,500,000       1,553,715
Metropolitan Government of Nashville & Davidson
County, TN, Electrical Rev., MBIA, 0%, 2012           3,305,000       2,765,227
-------------------------------------------------------------------------------
                                                                   $  7,691,580
-------------------------------------------------------------------------------
Utilities - Other - 1.0%
-------------------------------------------------------------------------------
Tennessee Energy Acquisition, "A", 5.25%, 2026       $1,000,000    $  1,027,830
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 16.6%
-------------------------------------------------------------------------------
Hallsdale-Powell Utility District, TN,
Water & Sewer Rev., "A", FGIC, 5%, 2024              $1,500,000    $  1,554,615
Hallsdale-Powell Utility District, TN,
Water & Sewer Rev., "A", FGIC, 5%, 2027               3,000,000       3,103,260
Hallsdale-Powell Utility District, TN,
Water & Sewer Rev., "N", FGIC, 5%, 2036               1,000,000       1,037,500
Harpeth Valley Utility District, TN, Davidson &
Williamson Counties Rev., FGIC, 5.25%, 2037           1,000,000       1,049,710
Madison, TN, Utility Waterworks Rev.,
MBIA, 5%, 2019                                        2,750,000       2,759,211
Rutherford County, TN, Water Rev., MBIA, 5%, 2027       770,000         807,899
West Knox Utility District, TN, Water &
Sewer Rev., ETM, MBIA, 0%, 2007 (c)                   1,920,000       1,908,864
West Wilson Utility District, TN,
Waterworks Rev., MBIA, 5.25%, 2014 (c)                2,000,000       2,186,380
White House Utility District, TN, "Y",
FSA, 5%, 2011 (c)                                       380,000         396,724
White House Utility District, TN,
Unrefunded, FSA, 5%, 2021                               420,000         431,348
White House Utility District, TN, Water &
Sewer Rev. (Robertson & Sumner Counties
Waterworks), FSA, 6%, 2010 (c)                        1,000,000       1,053,010
White House Utility District, TN, Water &
Sewer Rev. (Robertson & Sumner Counties
Waterworks), FSA, 5%, 2012 (c)                        1,500,000       1,583,100
-------------------------------------------------------------------------------
                                                                   $ 17,871,621
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $100,287,412)              $103,975,863
-------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.1%
-------------------------------------------------------------------------------
Sevier County, TN, Public Building
Authority, 3.88%, due 10/04/07                       $  600,000    $    600,000
Sevier County, TN, Public Building
Authority, 3.88%, due 10/04/07                          100,000         100,000
Sevier County, TN, Public Building
Authority Rev. (Local Government Public
Improvement), "E-5", 3.88%, due 10/04/07              1,090,000       1,090,000
Sevier County, TN, Public Building Authority Rev.,
Government Public Improvement II, "B-1", 3.88%,
due 10/04/07                                            400,000         400,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                       $  2,190,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $102,477,412) (k)              $106,165,863
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.5%                                 1,671,292
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $107,837,155
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07

                                                                                                            UNREALIZED
                       NOTIONAL                                        CASH FLOWS          CASH FLOWS      APPRECIATION
EXPIRATION              AMOUNT             COUNTERPARTY                TO RECEIVE            TO PAY       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
1/09/18          USD  2,250,000    Merrill Lynch Capital          5.771% (fixed rate)    3-Month LIBOR       $ 97,313
                                   Services
1/09/23          USD  2,000,000    Citibank                       5.920% (fixed rate)    3-Month LIBOR        113,700
2/20/23          USD  2,000,000    Goldman Sachs International    4.093% (fixed rate)      7-Day BMA           38,235
1/09/28          USD  2,000,000    Citibank                       5.902% (fixed rate)    3-Month LIBOR        115,100
3/05/28          USD  2,000,000    Citibank                       4.058% (fixed rate)      7-Day BMA           10,720
---------------------------------------------------------------------------------------------------------------------
                                                                                                             $375,068
---------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07 (unaudited)

MFS(R) VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 100.8%
-------------------------------------------------------------------------------
ISSUER                                               SHARES/PAR      VALUE ($)
-------------------------------------------------------------------------------
Airport & Port Revenue - 5.3%
-------------------------------------------------------------------------------
Metropolitan Washington, DC, Airport
Authority Rev., "A", FGIC, 5.125%, 2024              $1,000,000    $  1,031,461
Metropolitan Washington, DC, Airport
Authority Rev., "A", FGIC, 5%, 2025                     705,000         720,736
Metropolitan Washington, DC, Airport
Authority Rev., "A", FSA, 5%, 2032                    1,455,000       1,477,116
Metropolitan Washington, DC, Airport
Authority Rev., "A", MBIA, 5%, 2035                   3,000,000       3,035,460
Norfolk, VA, Airport Authority Rev., "A",
FGIC, 5.375%, 2017                                    1,755,000       1,857,439
Norfolk, VA, Airport Authority Rev., "A",
FGIC, 5%, 2022                                        3,000,000       3,077,970
Virginia Port Authority Facilities Rev.,
FGIC, 5%, 2036                                        3,000,000       3,050,670
Virginia Resources Authority, Airport
Rev., "B", 5.125%, 2027                                 720,000         736,150
-------------------------------------------------------------------------------
                                                                   $ 14,987,002
-------------------------------------------------------------------------------
General Obligations - General Purpose - 2.4%
-------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public
Improvement, "A", 5.25%, 2030                        $2,000,000    $  2,064,940
Newport News, VA, Economic Development,
"A", 5%, 2031                                         1,595,000       1,655,116
Stafford County, VA, Industrial Development
Authority Rev., "B", MBIA, 5%, 2034                   3,060,000       3,167,069
-------------------------------------------------------------------------------
                                                                   $  6,887,125
-------------------------------------------------------------------------------
General Obligations - Improvement - 12.9%
-------------------------------------------------------------------------------
Arlington County, VA, 4.5%, 2028                     $  375,000    $    374,977
Chesterfield County, VA, 6%, 2010 (c)                 1,900,000       2,002,391
Chesterfield County, VA, 5%, 2011 (c)                 2,015,000       2,104,688
Hampton, VA, Public Improvement, 6%, 2010 (c)         3,280,000       3,519,046
Hampton, VA, Public Improvement, 6%, 2010 (c)         3,480,000       3,733,622
Lynchburg, VA, Public Improvement, 5.6%, 2010 (c)     1,765,000       1,873,477
Puerto Rico Municipal Finance Agency, FSA,
6%, 2009 (c)(u)                                       2,210,000       2,332,058
Puerto Rico Municipal Finance Agency, "A",
FSA, 5.5%, 2009 (c)(u)                                1,230,000       1,287,121
Richmond, VA, 0%, 2008                                2,000,000       1,979,640
Richmond, VA, "A", FSA, 5.125%, 2010 (c)              5,000,000       5,220,500
Richmond, VA, "B", 0%, 2008                           5,270,000       5,216,351
Richmond, VA, "B", 0%, 2009                           5,175,000       4,941,504
Suffolk, VA, Public Improvement, 5.5%, 2010 (c)       1,880,000       1,985,374
-------------------------------------------------------------------------------
                                                                   $ 36,570,749
-------------------------------------------------------------------------------
General Obligations - Schools - 0.4%
-------------------------------------------------------------------------------
Harrisonburg, VA, Public Recreation
Facilities, FSA, 5.75%, 2029                         $1,000,000    $  1,079,630
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 10.0%
-------------------------------------------------------------------------------
Albemarle County, VA, Industrial
Development Authority, Hospital Rev.
(Martha Jefferson Hospital), 5.25%, 2035             $3,000,000    $  3,043,350
Arlington County, VA, Industrial Development
Authority Rev. (Virginia Hospital Center
Arlington Health Systems), 5.25%, 2011 (c)            2,600,000       2,774,460
Fredericksburg, VA, Industrial Development
Rev. (Medicorp Health Systems), "B", 5.125%, 2033       750,000         756,015
Henrico County, VA, Economic Development
Authority Rev. (Bon Secours Health
Systems, Inc.), "A", 5.6%, 2030                       2,000,000       2,060,740
Henrico County, VA, Industrial Development
Authority Rev. (Bon Secours Health
Systems, Inc.), MBIA, 6.25%, 2020                     1,500,000       1,755,840
Loudoun County, VA, Industrial Development
Authority, Hospital Rev. (Loudoun Hospital
Center), "A", 6.1%, 2012 (c)                          1,000,000       1,112,530
Lynchburg, VA, Industrial Development
Authority, Healthcare Facilities Rev.,
Unrefunded Balance (Central Health), 5.2%, 2018         145,000         146,882
Medical College of Virginia, Hospital
Authority Rev., MBIA, 5.125%, 2018                    3,000,000       3,085,050
Peninsula Ports Authority, VA, Health
System Rev. (Riverside Health System), 5%, 2018       3,580,000       3,645,944
Peninsula Ports Authority, VA, Hospital Facility
Rev. (Whittaker Memorial), FHA, 8.7%, 2023            1,990,000       2,213,238
Prince William County, VA, Industrial
Development Authority, Hospital Rev.
(Potomac Hospital Corp.), 5.2%, 2026                  1,000,000       1,020,970
Roanoke, VA, Industrial Development Authority,
Hospital Rev. (Roanoke Memorial Hospital),
"B", ETM, MBIA, 6.125%, 2017 (c)                      3,000,000       3,447,870
Virginia Small Business Financing Authority
Hospital Rev., (Wellmont Health Project),
"A", 5.25%, 2037                                      1,500,000       1,473,270
Winchester VA, Industrial Development Hospital
Valley Health Systems Obligated, 5.25%, 2037          2,000,000       2,049,880
-------------------------------------------------------------------------------
                                                                   $ 28,586,039
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 2.3%
-------------------------------------------------------------------------------
Fairfax County, VA, Economic Development
Authority, Residential Care Facilities
(Goodwin House, Inc.), 5.125%, 2042                  $1,000,000    $    953,940
Henrico County, VA, Economic Development
Authority, Residential Care Facilities
(United Methodist Homes), "A", 6.7%, 2027               750,000         784,297
James City County, VA, Economic
Development (Virginia United Methodist
Homes, Inc.), "A", 5.5%, 2037                         1,000,000         944,130
Lexington, Va, Industrial Development
Authority Residential Care Facilitis
(Kendal at Lexington), "A", 5.5%, 2037                1,000,000         945,810
Lynchburg, VA, Industrial Development Authority,
Residential Care Facilities Rev. (Westminster-
Canterbury of Lynchburg, Inc.), 5%, 2031                750,000         676,672
Norfolk, VA, Redevelopment & Housing
Authority Rev. (Fort Norfolk Retirement
Community), "A", 6.125%, 2035                           750,000         770,033
Prince William County, VA, Industrial
Development Authority, Residential Care
Facilities (Westminster Presbyterian
Retirement Community, Inc.), 5.125%, 2026               750,000         717,802
Suffolk, VA, Industrial Development
Authority, Retirement Facilities Rev.
(Lake Prince Center, Inc.), 5.3%, 2031                  750,000         702,698
-------------------------------------------------------------------------------
                                                                   $  6,495,382
-------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.2%
-------------------------------------------------------------------------------
Charles City County, VA, Industrial Development
Authority, Solid Waste Disposal Facility Rev.
(Waste Management, Inc.), 6.25%, 2027                $1,500,000    $  1,598,835
Henrico County, VA, Industrial Development
Authority Rev. (Browning Ferris, Inc.),
5.45%, 2014                                           1,750,000       1,765,505
-------------------------------------------------------------------------------
                                                                   $  3,364,340
-------------------------------------------------------------------------------
Industrial Revenue - Other - 1.3%
-------------------------------------------------------------------------------
Loudoun County, VA, Industrial Development
Authority Rev. (Dulles Airport Marriott
Hotel), 7.125%, 2015                                 $2,000,000    $  2,009,620
Peninsula Ports Authority, VA, Coal Terminal Rev.
(Dominion Terminal Associates), 6%, 2033              1,000,000       1,050,350
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Coker
Project), 5.875%, 2022                                  750,000         771,547
-------------------------------------------------------------------------------
                                                                   $  3,831,517
-------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.2%
-------------------------------------------------------------------------------
Bedford County, VA, Industrial Development
Authority Rev. (Nekooska Packaging Corp.),
5.6%, 2025                                           $1,000,000    $    970,000
Hopewell, VA, Industrial Development
Authority, Environmental Impact Rev.
(Smurfit-Stone Container), 5.25%, 2015                  740,000         732,141
West Point, VA, Industrial Development
Authority, Solid Waste Disposal Rev.
(Chesapeake Corp.), "A", 6.375%, 2019                 1,750,000       1,722,770
-------------------------------------------------------------------------------
                                                                   $  3,424,911
-------------------------------------------------------------------------------
Multi-Family Housing Revenue - 4.6%
-------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing
Finance Authority Rev. (Jefferson Village
Apartments), "B", 9%, 2018                           $3,545,000    $  3,557,159
Arlington County, VA, Industrial
Development Authority Rev. (Colonial
Village), FNMA, 5.15%, 2031                           3,000,000       3,064,170
Virginia Housing Development Authority
Rev., "B", 5.95%, 2016                                1,345,000       1,347,300
Virginia Housing Development Authority
Rev., "G", 5.625%, 2020                               2,000,000       2,041,600
Virginia Housing Development Authority
Rev., "I", 5.15%, 2017                                3,000,000       3,047,490
-------------------------------------------------------------------------------
                                                                   $ 13,057,719
-------------------------------------------------------------------------------
Parking - 0.6%
-------------------------------------------------------------------------------
Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020    $1,630,000    $  1,669,658
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.8%
-------------------------------------------------------------------------------
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 5.25%, 2057                          $2,135,000    $  2,214,507
-------------------------------------------------------------------------------
Single Family Housing - State - 2.8%
-------------------------------------------------------------------------------
Virginia Housing Development Authority
Commonwealth, "C", 4.4%, 2022                        $1,270,000    $  1,199,515
Virginia Housing Development Authority
Commonwealth, "C", 4.75%, 2032                        1,795,000       1,706,794
Virginia Housing Development Authority,
"A", 5%, 2031                                         2,000,000       1,972,520
Virginia Housing Development Authority,
"C", 4.66%, 2027                                      1,285,000       1,209,673
Virginia Housing Development Authority,
"B", 4.75%, 2032                                      2,000,000       1,906,940
-------------------------------------------------------------------------------
                                                                   $  7,995,442
-------------------------------------------------------------------------------
State & Agency - Other - 1.8%
-------------------------------------------------------------------------------
Fairfax County, VA, COP, 6.1%, 2017                  $3,090,000    $  3,457,463
Virginia Biotechnology Research Park Lease
Rev. (Consolidated Laboratories), 5%, 2021            1,500,000       1,555,410
-------------------------------------------------------------------------------
                                                                   $  5,012,873
-------------------------------------------------------------------------------
State & Local Agencies - 20.8%
-------------------------------------------------------------------------------
Blue Ridge, VA, Regional Jail Authority,
MBIA, 5.2%, 2021                                     $1,830,000    $  1,870,004
Caroline County, VA, Industrial Development
Authority Lease Rev., AMBAC, 5.125%, 2034             1,000,000       1,041,610
Chesapeake, VA, Industrial Development Authority
(Chesapeake Court House), MBIA, 6.25%, 2011           3,985,000       4,071,993
Chesapeake, VA, Industrial Development Authority
(Chesapeake Court House), MBIA, 5.25%, 2017           2,000,000       2,042,100
Chesterfield County, VA, Industrial
Development Authority, Public Facilities
Lease Rev., 7.5%, 2008                                  470,000         470,160
Dinwiddie County, VA, Industrial Development
Authority Lease Rev., "B", MBIA, 5%, 2030             2,500,000       2,571,175
Fairfax County, VA, Economic Development Authority
Rev. (U.S. Route 28), MBIA, 5%, 2029                  1,000,000       1,034,140
Fairfax County, VA, Economic Development
Authority, Fairfax Public Improvement
Project, 5%, 2030                                     1,000,000       1,031,940
Fairfax County, VA, Economic Development
Authority, Parking Rev. (Vienna II
Metrorail), 6%, 2009 (c)                              1,650,000       1,757,712
Fairfax County, VA, Economic Development
Authority, Parking Rev. (Vienna II
Metrorail), 6%, 2009 (c)                              1,750,000       1,864,240
Front Royal & Warren County, VA, Industrial
Development Authority Lease Rev., School &
Capital Improvement, "B", FSA, 5%, 2035               2,875,000       2,963,320
King George County, VA, Industrial Development
Authority Lease Rev., FSA, 5%, 2036                   2,000,000       2,058,440
Middlesex County, VA, Industrial Development
Authority Rev., AMBAC, 5.125%, 2012 (c)               1,000,000       1,076,320
Middlesex County, VA, Industrial Development
Authority Rev., AMBAC, 5.25%, 2012 (c)                2,000,000       2,163,620
Montgomery County, VA, Industrial
Development, "B", AMBAC, 6%, 2011 (c)                 1,000,000       1,084,150
Montgomery County, VA, Industrial
Development, "C", AMBAC, 6%, 2011 (c)                 1,120,000       1,214,248
New River Valley, VA, Regional Jail
Authority, MBIA, 5.125%, 2019                         3,405,000       3,476,880
Orange County, VA, Industrial Development
Authority (Orange County Project), AMBAC,
5%, 2012 (c)                                          1,000,000       1,064,990
Powhatan County, VA, Economic Development
Authority Lease Rev. (Virginia Capital
Projects), AMBAC, 5.25%, 2033                         1,000,000       1,047,890
Prince William County, VA, Lease
Partnerships, 5%, 2021                                1,500,000       1,558,605
Puerto Rico Public Finance Corp., ETM,
AMBAC, 5.375%, 2016 (c)(u)                            1,000,000       1,113,700
Puerto Rico Public Finance Corp., ETM,
"A", AMBAC, 5.375%, 2013 (c)(u)                       4,000,000       4,349,840
Richmond, VA, Public Facilities, COP
(Megahertz Project), "A", AMBAC, 5%, 2022             1,600,000       1,648,160
Southwest Virginia Regional Jail Authority
Rev., MBIA, 5%, 2035                                  1,720,000       1,773,131
Virginia College Building Authority (21st
Century College Program), 6%, 2009 (c)                2,000,000       2,083,840
Virginia Resources Authority Rev., 5%, 2021 (u)       2,780,000       2,917,888
Virginia Resources Authority Rev., 5%, 2023 (u)       3,040,000       3,179,110
Virginia Resources Authority Rev., 5%, 2033 (u)       5,020,000       5,170,851
Virginia Resources Authority,
Infrastructure Rev., "A", 5%, 2017                    1,360,000       1,408,960
-------------------------------------------------------------------------------
                                                                   $ 59,109,017
-------------------------------------------------------------------------------
Tax - Other - 1.7%
-------------------------------------------------------------------------------
Greater Richmond Convention Center
Authority, Hotel Tax Rev. (Convention
Center Expansion), 6.125%, 2010 (c)                  $3,500,000    $  3,764,530
Virgin Islands, Public Finance Authority
Rev., "A", 5.625%, 2025                               1,000,000       1,016,480
-------------------------------------------------------------------------------
                                                                   $  4,781,010
-------------------------------------------------------------------------------
Tobacco - 1.9%
-------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                      $  435,000    $    434,869
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.5%, 2039                           965,000         966,061
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, "B", 0%, 2055                      2,000,000          69,760
Virgin Islands Tobacco Settlement
Financing Corp., 5%, 2021                               510,000         501,422
Virginia Tobacco Settlement Financing
Corp., 5.625%, 2015 (c)                               1,000,000       1,119,560
Virginia Tobacco Settlement Financing
Corp., "B-1", 5%, 2047                                2,850,000       2,396,166
-------------------------------------------------------------------------------
                                                                   $  5,487,838
-------------------------------------------------------------------------------
Toll Roads - 0.4%
-------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road
Rev., "B", 0%, 2008 (c)                              $1,500,000    $  1,128,480
-------------------------------------------------------------------------------
Transportation - Special Tax - 1.5%
-------------------------------------------------------------------------------
Puerto Rico Highway & Transportation
Authority Rev., ASSD GTY, 5.25%, 2034                $2,685,000    $  2,991,708
Puerto Rico Highway & Transportation
Authority Rev., "J", MBIA, 5%, 2029                   1,210,000       1,255,472
-------------------------------------------------------------------------------
                                                                   $  4,247,180
-------------------------------------------------------------------------------
Universities - Colleges - 3.6%
-------------------------------------------------------------------------------
Amherst, VA, Industrial Development
Authority Rev. (Educational Facilities
Sweet Briar), 5%, 2026                               $1,770,000    $  1,752,831
Danville, VA, Industrial Development
Authority, Educational Facilities Rev.
(Averett University), 6%, 2022                          500,000         511,145
University of Virginia (University Rev.),
"B", 5%, 2027                                         2,690,000       2,789,046
Virginia College Building Authority,
Educational Facilities Rev., 5%, 2026                 2,000,000       1,980,720
Virginia College Building Authority,
Educational Facilities Rev. (Hampton
University), 6%, 2010 (c)                             1,000,000       1,067,400
Virginia College Building Authority,
Educational Facilitiess Rev. (Roanoke
College), 4.5%, 2037                                  2,400,000       2,212,440
-------------------------------------------------------------------------------
                                                                   $ 10,313,582
-------------------------------------------------------------------------------
Utilities - Investor Owned - 1.6%
-------------------------------------------------------------------------------
Chesapeake, VA, Industrial Development Authority
Rev. (Virginia Electric & Power Co.), 5.25%, 2008    $  750,000    $    750,900
Halifax County, VA, Industrial Development
Authority (Old Dominion Electric
Cooperative), AMBAC, 5.625%, 2028                     3,000,000       3,190,140
Mecklenburg County, VA, Industrial Development
Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017         700,000         754,908
-------------------------------------------------------------------------------
                                                                   $  4,695,948
-------------------------------------------------------------------------------
Utilities - Municipal Owned - 9.1%
-------------------------------------------------------------------------------
Bristol, VA, Utility Systems Rev., ETM,
FSA, 5.75%, 2016 (c)                                 $  240,000    $    274,080
Guam Power Authority Rev., AMBAC, 5.25%, 2015 (u)     2,020,000       2,096,457
Puerto Rico Electric Power Authority Rev.,
FSA, 5.3%, 2010 (c)(u)                                2,500,000       2,642,750
Puerto Rico Electric Power Authority Rev.,
FSA, 5.625%, 2010 (c)(u)                              2,540,000       2,705,075
Puerto Rico Electric Power Authority Rev.,
FSA, 5.75%, 2010 (c)(u)                               5,000,000       5,341,200
Richmond, VA, Public Utilities Rev., FSA,
5%, 2012 (c)                                          5,000,000       5,279,350
Richmond, VA, Public Utilities Rev., FSA, 5%, 2027    1,000,000       1,043,310
Richmond, VA, Public Utilities Rev., FSA,
4.5%, 2033                                            5,550,000       5,442,829
Richmond, VA, Public Utilities Rev., FSA, 5%, 2035    1,000,000       1,033,830
-------------------------------------------------------------------------------
                                                                   $ 25,858,881
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 12.6%
-------------------------------------------------------------------------------
Fairfax County, VA, Water Authority Rev.,
5%, 2014 (c)                                         $1,000,000    $  1,076,830
Fairfax County, VA, Water Authority Rev.,
5%, 2014 (c)                                          3,155,000       3,397,399
Fairfax County, VA, Water Authority Rev., 5%, 2032    2,000,000       2,050,900
Fairfax County, VA, Water Authority Rev.,
Unrefunded, 5%, 2027                                  3,210,000       3,312,848
Loudoun County, VA, Water & Sewer Rev.,
4.375%, 2037                                          3,600,000       3,355,272
Prince William County, VA, Water & Sewer
Rev., FGIC, 5.5%, 2009 (c)                            2,000,000       2,087,220
Puerto Rico Aqueduct & Sewer Authority
Rev., ETM, 10.25%, 2009 (c)                             120,000         127,577
Spotsylvania County, VA, Water & Sewer
Rev., FSA, 5%, 2022                                   1,450,000       1,493,370
Spotsylvania County, VA, Water & Sewer
Rev., FSA, 4.5%, 2032                                 1,500,000       1,473,585
Spotsylvania County, VA, Water & Sewer
Rev., FSA, 4.75%, 2035                                1,500,000       1,505,685
Upper Occoquan, VA, Sewer Authority, "A",
FSA, 4.5%, 2029                                       2,600,000       2,578,472
Virginia Beach, VA, Storm Water Utilities
Rev., 6%, 2020                                        1,000,000       1,074,740
Virginia Resources Authority Sewer Systems
Rev. (Hopewell Regional Wastewater), 5.75%, 2021      1,335,000       1,415,274
Virginia Resources Authority, Clean Water
Rev., 5.4%, 2010 (c)                                  1,135,000       1,195,144
Virginia Resources Authority, Clean Water
Rev., 6%, 2010 (c)                                    2,750,000       2,942,225
Virginia Resources Authority,
Infrastructure Rev., FSA, 5.5%, 2010 (c)                350,000         370,125
Virginia Resources Authority,
Infrastructure Rev., FSA, 5.5%, 2010 (c)                630,000         666,225
Virginia Resources Authority,
Infrastructure Rev., MBIA, 5.5%, 2011 (c)               660,000         708,682
Virginia Resources Authority,
Infrastructure Rev., MBIA, 5.5%, 2011 (c)               710,000         762,370
Virginia Resources Authority,
Infrastructure Rev., MBIA, 5.5%, 2011 (c)               700,000         751,632
Virginia Resources Authority,
Infrastructure Rev., MBIA, 5.5%, 2011 (c)               750,000         805,320
Virginia Resources Authority,
Infrastructure Rev., MBIA, 5.5%, 2019                   230,000         245,127
Virginia Resources Authority,
Infrastructure Rev., FSA, 5.5%, 2019                     90,000          94,741
Virginia Resources Authority,
Infrastructure Rev., MBIA, 5.5%, 2020                   240,000         255,451
Virginia Resources Authority, Water & Sewer
Systems Rev. (Tuckahoe Creek Project), 5%, 2035       2,015,000       2,075,410
-------------------------------------------------------------------------------
                                                                   $ 35,821,624
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $278,035,235)              $286,620,454
-------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.2%
-------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "A", 4.04%, due 10/01/07        $  100,000    $    100,000
Massachusetts Water Resources Authority,
3.88%, due 10/03/07                                     100,000         100,000
Sevier County, TN, Public Building Authority
Rev., Government Public Improvement III,
"A-2", 3.88%, due 10/04/07                              100,000         100,000
Sevier County, TN, Public Building Authority
Rev., Government Public Improvement III,
"A-2", 3.88%, due 10/04/07                              100,000         100,000
Sevier County, TN, Public Building Authority
Rev., Government Public Improvement,
"B-4", 4.1%, due 10/01/07                                50,000          50,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                       $    450,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $278,485,235) (k)              $287,070,454
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (1.0)%                              (2,757,887)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $284,312,567
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07

                                                                                                                  UNREALIZED
                       NOTIONAL                                        CASH FLOWS             CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT             COUNTERPARTY                TO RECEIVE               TO PAY          (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  6,000,000    Merrill Lynch Capital               7-Day BMA         2.795% (fixed rate)       $ 13,133
                                   Services
12/01/09         USD  5,000,000    Merrill Lynch Capital               7-Day BMA         3.180% (fixed rate)         (6,568)
                                   Services
 1/09/18         USD  3,250,000    Merrill Lynch Capital          5.771% (fixed rate)       3-Month LIBOR           140,563
                                   Services
 1/09/23         USD  3,000,000    Citibank                       5.920% (fixed rate)       3-Month LIBOR           170,550
 2/20/23         USD  3,000,000    Goldman Sachs International    4.093% (fixed rate)         7-Day BMA              57,353
11/01/27         USD  3,000,000    Citibank                       4.186% (fixed rate)         7-Day BMA              69,605
 1/09/28         USD  3,000,000    Citibank                       5.902% (fixed rate)       3-Month LIBOR           172,650
 3/05/28         USD  3,000,000    Citibank                       4.058% (fixed rate)         7-Day BMA              16,080
---------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $633,366
---------------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS
9/30/07 (unaudited)

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 103.5%
-------------------------------------------------------------------------------
ISSUER                                               SHARES/PAR      VALUE ($)
-------------------------------------------------------------------------------
General Obligations - General Purpose - 14.2%
-------------------------------------------------------------------------------
Charleston, WV, Public Improvements, 7.2%, 2009      $1,140,000    $  1,212,195
Commonwealth of Puerto Rico, Public
Improvement, MBIA, 5.75%, 2010 (c)(u)                 6,000,000       6,346,740
Commonwealth of Puerto Rico, Public
Improvement, 5.25%, 2023                              1,500,000       1,552,440
Commonwealth of Puerto Rico, Public
Improvement, "A", CIFG, 5%, 2025                      1,000,000       1,046,500
Commonwealth of Puerto Rico, Public
Improvement, "A", CIFG, 5%, 2034                      2,000,000       2,065,700
Puerto Rico Public Buildings Authority Rev.
(State Office Building), "F", XLCA, 5.25%, 2025       2,000,000       2,223,460
West Virginia Highway Improvements, FGIC,
5.625%, 2010 (c)                                      2,000,000       2,124,180
West Virginia Sewer Improvements, FGIC, 5.5%, 2017    2,565,000       2,660,623
-------------------------------------------------------------------------------
                                                                   $ 19,231,838
-------------------------------------------------------------------------------
General Obligations - Improvement - 2.4%
-------------------------------------------------------------------------------
Brooke County, WV, Board of Education,
FGIC, 5%, 2016                                       $1,390,000    $  1,443,376
Puerto Rico Municipal Finance Agency, "A",
FSA, 5.5%, 2009 (c)(u)                                1,800,000       1,883,592
-------------------------------------------------------------------------------
                                                                   $  3,326,968
-------------------------------------------------------------------------------
General Obligations - Schools - 5.4%
-------------------------------------------------------------------------------
Jefferson County, WV, Board of Education,
ETM, FGIC, 6.85%, 2009 (c)                           $1,680,000    $  1,775,491
Monongalia County, WV, Board of Education,
MBIA, 5%, 2027                                        2,350,000       2,449,170
Monongalia County, WV, Board of Education,
MBIA, 5%, 2033                                        3,000,000       3,099,210
-------------------------------------------------------------------------------
                                                                   $  7,323,871
-------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 7.4%
-------------------------------------------------------------------------------
Kanawha County, WV, Building Commission
Rev. (St. Francis Hospital), ETM, 7.5%, 2007 (c)     $   30,000    $     30,187
Ohio County, WV, County Commission Health System
Rev. (Ohio Valley Medical Center), 5.75%, 2013          750,000         732,713
Randolph County, WV, Community Health Systems
Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021    1,000,000       1,055,310
Weirton, WV, Municipal Hospital Building,
Commission Rev. (Weirton Hospital Medical
Center), 6.375%, 2031                                   600,000         620,136
West Virginia Hospital Finance Authority,
Hospital Rev. (Fairmont General Hospital),
6.625%, 2019                                            300,000         301,476
West Virginia Hospital Finance Authority,
Hospital Rev. (General Division Medical
Office Building), 7.25%, 2014                         1,365,000       1,367,607
West Virginia Hospital Finance Authority,
Hospital Rev. (West Virginia University
Hospital), AMBAC, 5%, 2018                            1,000,000       1,011,070
West Virginia Hospital Finance Authority,
Hospital Rev., "A", AMBAC, 5%, 2022                   2,500,000       2,605,075
West Virginia Hospital Finance Authority,
Hospital Rev., ETM, 6.5%, 2023 (c)                    2,000,000       2,393,580
-------------------------------------------------------------------------------
                                                                   $ 10,117,154
-------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 2.2%
-------------------------------------------------------------------------------
Harrison County, WV, Building Commission Rev.
(Maplewood Retirement), AMBAC, 5.25%, 2008 (c)       $2,625,000    $  2,699,576
West Virginia Economic Development
(Edgewood Summit), 5.5%, 2029                           300,000         295,092
-------------------------------------------------------------------------------
                                                                   $  2,994,668
-------------------------------------------------------------------------------
Industrial Revenue - Other - 0.3%
-------------------------------------------------------------------------------
Virgin Islands Public Finance Authority,
Refinery Facilities Rev. (Hovensa Coker
Project), 5.88%, 2022                                $  350,000    $    360,056
-------------------------------------------------------------------------------
Parking - 1.0%
-------------------------------------------------------------------------------
West Virginia Economic Development
Authority, Auto Lease Rev. (Capitol
Parking Garage), AMBAC, 5.8%, 2020                   $1,260,000    $  1,327,145
-------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.8%
-------------------------------------------------------------------------------
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Rev., 5.25%, 2057                          $1,015,000    $  1,052,799
-------------------------------------------------------------------------------
Single Family Housing - Local - 1.0%
-------------------------------------------------------------------------------
Charlestown, WV, Residential Mortgage
Rev., 6.2%, 2011                                     $   50,000    $     50,047
Kanawha County, WV, 0%, 2014 (c)                      1,920,000       1,348,474
-------------------------------------------------------------------------------
                                                                   $  1,398,521
-------------------------------------------------------------------------------
Single Family Housing - State - 5.0%
-------------------------------------------------------------------------------
Puerto Rico Housing Finance Authority,
Home Mortgage Rev., Mortgage Backed
Securities, "A", 4.75%, 2023                         $  670,000    $    655,474
West Virginia Housing Development Fund
Rev., 5.25%, 2018                                       915,000         932,184
West Virginia Housing Development Fund
Rev., 5.3%, 2023                                        820,000         829,397
West Virginia Housing Development Fund
Rev., "A", 4.625%, 2032                               1,000,000         934,510
West Virginia Housing Development Fund
Rev., "B", 5.15%, 2032                                3,410,000       3,420,094
-------------------------------------------------------------------------------
                                                                   $  6,771,659
-------------------------------------------------------------------------------
State & Local Agencies - 22.9%
-------------------------------------------------------------------------------
Huntington, WV, Municipal Development
Authority, Rev., MBIA, 5.1%, 2018                    $1,740,000    $  1,780,142
West Virginia Building Commission Lease Rev.
(WV Regional Jail), "A", AMBAC, 5.375%, 2018 (u)      9,040,000      10,024,637
West Virginia Building Commission, "B",
AMBAC, 5.375%, 2018 (u)                               2,500,000       2,772,300
West Virginia Building Commission, Lease
Rev., ETM, MBIA, 0%, 2008 (c)                         3,050,000       2,971,127
West Virginia Building Commission, Lease
Rev., ETM, MBIA, 0%, 2009 (c)                         1,000,000         940,300
West Virginia Economic Development Authority
(Correctional Juvenile & Public), MBIA, 5.5%, 2013    1,000,000       1,087,030
West Virginia Economic Development Authority
(Correctional Juvenile & Public), 5%, 2020            1,000,000       1,031,610
West Virginia Economic Development Authority
(Correctional Juvenile & Public), MBIA, 5%, 2026      2,100,000       2,167,725
West Virginia Economic Development Authority
(State Office Building), "B", MBIA, 5.25%, 2030       1,355,000       1,419,457
West Virginia Economic Development Authority,
Auto Lease Rev., 5.2%, 2033                           1,000,000       1,021,930
West Virginia Economic Development Authority,
Department of Environmental Protection, 5.5%, 2022    2,000,000       2,133,020
West Virginia Economic Development Authority,
Lease Rev. (State Office Building),
"B", MBIA, 5.25%, 2025                                  645,000         679,643
West Virginia Hospital Finance Authority,
Hospital Rev. (Veterans Nursing Home), 5.5%, 2034     1,000,000       1,002,090
West Virginia School Building Authority,
Rev., "A", FGIC, 5%, 2020                             2,000,000       2,126,740
-------------------------------------------------------------------------------
                                                                   $ 31,157,751
-------------------------------------------------------------------------------
Tax - Other - 0.4%
-------------------------------------------------------------------------------
Virgin Islands, Public Finance Authority
Rev., "A", 5.625%, 2025                              $  500,000    $    508,240
-------------------------------------------------------------------------------
Tax Assessment - 0.6%
-------------------------------------------------------------------------------
Morgantown, WV, Tax Increment Rev.,
Parking Garage Project, "A", 5%, 2033                $  500,000    $    471,700
Ohio County, WV, Commision Tax Increment
Rev., (Forst Henry Centre), "A", 5.85%, 2034            300,000         297,570
-------------------------------------------------------------------------------
                                                                   $    769,270
-------------------------------------------------------------------------------
Tobacco - 0.5%
-------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement
Rev., Puerto Rico, 5.375%, 2033                      $  645,000    $    644,806
-------------------------------------------------------------------------------
Toll Roads - 0.4%
-------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public
Improvement, ETM, FGIC, 0%, 2008 (c)                 $  610,000    $    594,225
-------------------------------------------------------------------------------
Transportation - Special Tax - 1.4%
-------------------------------------------------------------------------------
Puerto Rico Highway & Transportation
Authority Rev., "J", MBIA, 5%, 2029                  $1,820,000    $  1,888,396
-------------------------------------------------------------------------------
Universities - Colleges - 22.9%
-------------------------------------------------------------------------------
Fairmont State College, West Virginia,
College Rev., "A", FGIC, 5%, 2032                    $3,210,000    $  3,302,159
Fairmont State College, West Virginia,
College Rev., "A", FGIC, 5.375%, 2027                 1,500,000       1,591,410
Fairmont State College, West Virginia,
College Rev., "A", FGIC, 5%, 2032                     2,250,000       2,308,927
Fairmont State College, West Virginia,
College Rev., "B", FGIC, 5.25%, 2022                  5,130,000       5,406,507
Puerto Rico Industrial Tourist Education
(University Plaza), MBIA, 5%, 2021                    1,270,000       1,306,957
Shepherd University Board of Governors,
West Virginia Rev. (Residence Facilities
Projects), MBIA, 5%, 2035                             1,675,000       1,728,667
West Liberty State College, Capital
Improvement, 6%, 2028                                   500,000         521,595
West Virginia Department of Higher
Education (Marshall University), FGIC, 5.25%, 2019    1,680,000       1,751,585
West Virginia Department of Higher Education
(Student Union James C. Wilson College),
5.125%, 2022                                          1,500,000       1,568,505
West Virginia Department of Higher
Education, "B", FGIC, 5%, 2029                        3,000,000       3,090,480
West Virginia Department of Higher
Education, "A", MBIA, 5%, 2010                          595,000         614,700
West Virginia University, Dormitory Rev.,
AMBAC, 5%, 2007 (c)                                   2,000,000       2,022,120
West Virginia University, University Systems
Rev. (Marshall University), FGIC, 6%, 2010 (c)        2,705,000       2,888,642
West Virginia University, University Systems
Rev. (West Virginia University), MBIA,
5.5%, 2020                                            1,700,000       1,913,146
West Virginia, West Virginia University
Improvement Rev., "C", FGIC, 5%, 2028                 1,000,000       1,037,610
-------------------------------------------------------------------------------
                                                                   $ 31,053,010
-------------------------------------------------------------------------------
Utilities - Investor Owned - 4.2%
-------------------------------------------------------------------------------
Mason County, WV, Pollution Control Rev.
(Appalachian Power Co.), 5.5%, 2022                  $  750,000    $    763,155
West Virginia Economic Development Authority
Solid Waste Disposal Facilities Rev.,
AMBAC, 4.9%, 2037                                     5,000,000       4,991,900
-------------------------------------------------------------------------------
                                                                   $  5,755,055
-------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 10.5%
-------------------------------------------------------------------------------
Berkeley County, WV, Public Service Sewer
District, "A", 5%, 2047                              $1,000,000    $    941,140
Berkeley County, WV, Public Service Sewer
District, Sewer Capacity Impact Fee, 5%, 2022           300,000         289,866
Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022       200,000         220,576
West Virginia Water Development Authority
Loan Program, "B", AMBAC, 4.75%, 2035                   500,000         496,150
West Virginia Water Development Authority
Loan Program, "B", AMBAC, 5.125%, 2024                2,140,000       2,259,326
West Virginia Water Development Authority
Rev., AMBAC, 6.25%, 2020                              1,000,000       1,068,170
West Virginia Water Development Authority
Rev., AMBAC, 5.25%, 2023                              1,000,000       1,065,150
West Virginia Water Development Authority
Rev., AMBAC, 5%, 2026                                 2,850,000       2,956,448
West Virginia Water Development Authority,
"A", FGIC, 5%, 2033                                   1,500,000       1,544,130
West Virginia Water Development Authority,
Infrastructure Rev., FSA, 5.5%, 2010 (c)                390,000         411,766
West Virginia Water Development Authority,
Infrastructure Rev., FSA, 5.5%, 2010 (c)                895,000         944,950
West Virginia Water Development Authority,
Infrastructure Rev., "A", AMBAC, 5%, 2033             1,950,000       2,010,314
West Virginia Water Development Authority,
Rev., ETM, 7.1%, 2009 (c)                                55,000          56,878
-------------------------------------------------------------------------------
                                                                   $ 14,264,864
-------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $136,713,304)              $140,540,296
-------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.0%
-------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev.
(Exxon Mobil Corp.), 3.94%, due 10/01/07             $  700,000    $    700,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "C", 4.04%, due 10/01/07           200,000         200,000
Lincoln County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), "A", 4.04%, due 10/01/07           100,000         100,000
Sevier County, TN, Public Building Authority
(Local Government Public Improvement),
4.1%, due 10/01/07                                      100,000         100,000
Sevier County, TN, Public Building Authority
Rev., Government Public Improvement III,
"A-2", 3.88%, due 10/04/07                            1,100,000       1,100,000
Sublette County, WY, Pollution Control Rev.
(Exxon Mobil Corp.), 3.94%, due 10/01/07                500,000         500,000
-------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                       $  2,700,000
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $139,413,304) (k)              $143,240,296
-------------------------------------------------------------------------------

Other Assets, Less Liabilities - (5.5)%                              (7,444,871)
-------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                $135,795,425
-------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07

                                                                                                             UNREALIZED
                       NOTIONAL                                     CASH FLOWS           CASH FLOWS         APPRECIATION
EXPIRATION              AMOUNT             COUNTERPARTY             TO RECEIVE             TO PAY          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07         USD  3,000,000    Merrill Lynch Capital            7-Day BMA       2.795% (fixed rate)       $  6,567
                                   Services
12/01/09         USD  2,500,000    Merrill Lynch Capital            7-Day BMA       3.180% (fixed rate)         (3,284)
                                   Services
11/01/17         USD  2,000,000    Citibank                       3 Month LIBOR     5.558% (fixed rate)        (54,980)
 2/21/20         USD  2,000,000    Goldman Sachs International    3 Month LIBOR     5.456% (fixed rate)        (28,820)
 3/05/20         USD  2,000,000    Merrill Lynch Capital          3 Month LIBOR     5.115% (fixed rate)         31,020
                                   Services
 3/12/28         USD  2,000,000    Goldman Sachs International      7-Day BMA       3.897% (fixed rate)         28,884
----------------------------------------------------------------------------------------------------------------------
                                                                                                              $(20,613)
----------------------------------------------------------------------------------------------------------------------

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

Portfolio Footnotes:

(c) Refunded bond.
(k) Each fund held securities fair valued in accordance with the policies adopted by the Board of Trustees. All of these security values were provided by an independent pricing service using an evaluated bid. As of September 30, 2007 the following funds held securities that were fair valued.

FUND                               MARKET VALUE                % OF MARKET VALUE
--------------------------------------------------------------------------------
Mississippi Fund                   $ 86,826,962                      97.20%
New York Fund                       164,055,883                      98.91%
North Carolina Fund                 331,548,930                      99.67%
Pennsylvania Fund                   111,193,289                      99.60%
South Carolina Fund                 158,165,768                      99.28%
Tennessee Fund                      103,975,863                      97.94%
Virginia Fund                       286,620,454                      99.84%
West Virginia Fund                  140,540,296                      98.12%

(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $959,990, $130,025, and $1,054,610, representing 0.6%, 0.1%, and 0.7% of net assets for the New York Fund, Pennsylvania Fund, and South Carolina Fund, respectively.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

BMA          Bond Market Assn.
COP          Certificate of Participation
ETM          Escrowed to Maturity
LOC          Letter of Credit
LIBOR        London Interbank Offered Rate

Insurers
-------------------------------------------------------------------------------
AMBAC        AMBAC Indemnity Corp.
ASSD GTY     Assured Guaranty Insurance Co.
ASST GTY     Asset Guaranty Insurance Co.
CIFG         CDC IXIS Financial Guaranty
CONNIE LEE   Connie Lee Insurance Co.
FGIC         Financial Guaranty Insurance Co.
FHA          Federal Housing Administration
FNMA         Federal National Mortgage Assn.
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Assn.
MBIA         MBIA Insurance Corp.
RADIAN       Radian Asset Assurance, Inc.
XLCA         XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------
RITES        Residual Interest Tax-Exempt Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
At 9/30/07  (unaudited)

These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.

                                                                  MISSISSIPPI        NEW YORK    NORTH CAROLINA    PENNSYLVANIA
                                                                         FUND            FUND              FUND            FUND

ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                 $86,867,998    $158,068,039      $319,966,322    $108,604,612
  Unrealized appreciation (depreciation)                            2,458,964       7,787,844        12,682,608       3,038,677
-------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                       $89,326,962    $165,855,883      $332,648,930    $111,643,289
Cash                                                                   18,977           5,994            49,703          27,932
Receivable for investments sold                                        45,788              --            65,000              --
Receivable for fund shares sold                                        74,208         237,980            59,108         335,285
Interest receivable                                                 1,165,490       2,477,542         5,225,472       1,688,127
Receivable from investment adviser                                         --              --                --           2,755
Unrealized appreciation on interest rate swaps                          9,738         392,677            36,763          34,330
Other assets                                                              279             466               847             342
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      $90,641,442    $168,970,542      $338,085,823    $113,732,060
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                $129,224        $221,095          $359,567        $124,425
Payable to the holder of the floating rate certificate
from trust assets                                                   5,369,389      10,390,083        21,510,180       6,179,154
Payable for fund shares reacquired                                     76,693          45,987           501,983          70,344
Unrealized depreciation on interest rate swaps                         16,380           2,627            89,037         106,534
Payable to affiliates -
  Management fee                                                        2,790           5,191            10,358           3,518
  Shareholder servicing costs                                          12,600          25,672            26,991          18,212
  Distribution and service fees                                         1,647           7,440            15,943          33,428
  Administrative services fee                                             251             371               629             287
Payable for independent trustees' compensation                          8,766          11,282            14,319           8,810
Payable for interest expense and fees                                  63,482         146,412           220,595          86,293
Accrued expenses and other liabilities                                 11,641          24,971            36,850          18,064
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  $5,692,863     $10,881,131       $22,786,452      $6,649,069
-------------------------------------------------------------------------------------------------------------------------------
Net assets                                                        $84,948,579    $158,089,411      $315,299,371    $107,082,991
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                   $82,535,206    $149,230,100      $300,916,890    $103,907,921
Unrealized appreciation (depreciation) on investments               2,452,322       8,177,894        12,630,334       2,966,473
Accumulated net realized gain (loss) on investments                  (111,126)        740,712         1,829,673         200,193
Accumulated undistributed (distributions in excess of)
net investment income                                                  72,177         (59,295)          (77,526)          8,404
-------------------------------------------------------------------------------------------------------------------------------
Net assets                                                        $84,948,579    $158,089,411      $315,299,371    $107,082,991
-------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                  MISSISSIPPI        NEW YORK    NORTH CAROLINA    PENNSYLVANIA
                                                                         FUND            FUND              FUND            FUND
Net Assets
Class A                                                           $76,404,712    $120,169,827      $261,121,370     $76,060,176
Class B                                                             8,543,867      22,068,583        23,675,245      31,022,815
Class C                                                                    --      15,851,001        30,502,756              --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                  $84,948,579    $158,089,411      $315,299,371    $107,082,991
-------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                             7,889,440      10,873,561        22,282,769       7,522,867
Class B                                                               881,074       2,003,281         2,023,081       3,060,390
Class C                                                                    --       1,436,363         2,604,607              --
-------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                     8,770,514      14,313,205        26,910,457      10,583,257
-------------------------------------------------------------------------------------------------------------------------------

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                  $9.68          $11.05            $11.72          $10.11
-------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)         $10.16          $11.60            $12.30          $10.61
-------------------------------------------------------------------------------------------------------------------------------

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                  $9.70          $11.02            $11.70          $10.14
-------------------------------------------------------------------------------------------------------------------------------

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                    $--          $11.04            $11.71             $--
-------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Assets and Liabilities (unaudited) - continued

                                                               SOUTH CAROLINA       TENNESSEE          VIRGINIA   WEST VIRGINIA
                                                                         FUND            FUND              FUND            FUND
ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                                $153,463,480    $102,477,412      $278,485,235    $139,413,304
  Unrealized appreciation (depreciation)                            5,842,288       3,688,451         8,585,219       3,826,992
-------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                      $159,305,768    $106,165,863      $287,070,454    $143,240,296
Cash                                                                   91,870          33,667            83,572           8,004
Receivable for investments sold                                            --              --         8,785,933         170,000
Receivable for fund shares sold                                        48,930          96,540             8,934         121,290
Interest receivable                                                 2,616,984       1,506,726         4,284,521       2,339,987
Unrealized appreciation on interest rate swaps                          6,566         375,068           639,934          66,471
Other assets                                                              460             349               780             407
-------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     $162,070,578    $108,178,213      $300,874,128    $145,946,455
-------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                $180,810        $181,770          $400,373        $158,526
Payable for investments purchased                                     497,065              --                --              --
Payable to the holder of the floating rate certificate
from trust assets                                                   9,303,676              --        15,704,685       9,704,237
Payable for fund shares reacquired                                    367,993         106,338           140,824          44,454
Unrealized depreciation on interest rate swaps                         57,607              --             6,568          87,084
Payable to affiliates -
  Management fee                                                        4,975           3,542             9,339           4,456
  Shareholder servicing costs                                          19,593          12,711            32,983          15,926
  Distribution and service fees                                         7,058           4,912            12,565           5,863
  Administrative services fee                                             360             288               578             334
Payable for independent trustees' compensation                         14,003          11,327            14,537          14,008
Payable for interest expense and fees                                 137,110              --           208,299          94,585
Accrued expenses and other liabilities                                 14,462          20,170            30,810          21,557
-------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 $10,604,712        $341,058       $16,561,561     $10,151,030
-------------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $151,465,866    $107,837,155      $284,312,567    $135,795,425
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $145,135,738    $103,445,254      $274,342,250    $131,197,393
Unrealized appreciation (depreciation) on investments               5,791,247       4,063,519         9,218,585       3,806,379
Accumulated net realized gain (loss) on investments                   353,662         260,510           451,885         591,777
Accumulated undistributed net investment income                       185,219          67,872           299,847         199,876
-------------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $151,465,866    $107,837,155      $284,312,567    $135,795,425
-------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                               SOUTH CAROLINA       TENNESSEE          VIRGINIA   WEST VIRGINIA
                                                                         FUND            FUND              FUND            FUND
Net Assets
Class A                                                          $133,846,895     $96,876,513      $260,848,099    $126,532,643
Class B                                                            17,618,971      10,960,642        10,705,764       9,262,782
Class C                                                                    --              --        12,758,704              --
-------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $151,465,866    $107,837,155      $284,312,567    $135,795,425
-------------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                            11,038,165       9,244,107        23,094,907      11,185,617
Class B                                                             1,453,886       1,046,690           948,555         819,232
Class C                                                                    --              --         1,129,850              --
-------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                    12,492,051      10,290,797        25,173,312      12,004,849
-------------------------------------------------------------------------------------------------------------------------------

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)                 $12.13          $10.48            $11.29          $11.31
-------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25Xnet asset value per share)         $12.73          $11.00            $11.85          $11.87
-------------------------------------------------------------------------------------------------------------------------------

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                 $12.12          $10.47            $11.29          $11.31
-------------------------------------------------------------------------------------------------------------------------------

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                    $--             $--            $11.29             $--
-------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF OPERATIONS
Six months ended 9/30/07  (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund's operations.

                                                                  MISSISSIPPI        NEW YORK    NORTH CAROLINA    PENNSYLVANIA
                                                                         FUND            FUND              FUND            FUND
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------------
Interest                                                           $2,262,154      $4,409,957        $8,684,788      $2,781,643
-------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                     $231,990        $436,829          $884,534        $296,067
  Distribution and service fees                                        33,720         347,890           747,568         180,018
  Shareholder servicing costs                                          32,913          62,840           114,724          43,317
  Administrative services fee                                          11,650          17,864            31,444          13,593
  Independent trustees' compensation                                    2,026           3,276             6,471           3,131
  Custodian fee                                                         4,502           8,330            16,720           5,553
  Shareholder communications                                            5,457           9,871            15,551           8,360
  Auditing fees                                                        27,691          27,691            27,691          27,691
  Legal fees                                                            3,459           4,829             3,594           1,462
  Interest expense and fees                                           108,046         211,049           432,563         124,549
  Miscellaneous                                                        16,032          26,815            30,961          23,240
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                       $477,486      $1,157,284        $2,311,821        $726,981
-------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (219)           (613)             (212)           (235)
  Reduction of expenses by investment adviser                        (105,655)       (198,944)         (402,843)       (153,656)
-------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $371,612        $957,727        $1,908,766        $573,090
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $1,890,542      $3,452,230        $6,776,022      $2,208,553
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                              $6,919        $358,275          $311,048        $(98,198)
  Swap transactions                                                    80,566         210,694           554,143         127,642
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                               $87,485        $568,969          $865,191         $29,444
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                     $(1,094,479)    $(2,506,518)      $(5,024,297)    $(1,371,881)
  Swap transactions                                                   (21,878)        365,058          (116,782)       (119,898)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         $(1,116,357)    $(2,141,460)      $(5,141,079)    $(1,491,779)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            $(1,028,872)    $(1,572,491)      $(4,275,888)    $(1,462,335)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                 $861,670      $1,879,739        $2,500,134        $746,218
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Operations (unaudited) - continued

SIX MONTHS ENDED 9/30/07

                                                               SOUTH CAROLINA       TENNESSEE          VIRGINIA   WEST VIRGINIA
                                                                         FUND            FUND              FUND            FUND
NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------------------------------
Interest                                                           $4,119,133      $2,824,608        $8,535,239      $3,767,705
-------------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                                     $421,358        $300,663          $793,940        $377,711
  Distribution and service fees                                       330,645         229,279           583,205         271,553
  Shareholder servicing costs                                          55,357          38,489           103,090          48,170
  Administrative services fee                                          17,398          13,734            28,692          16,070
  Independent trustees' compensation                                    3,663           3,186             6,461           3,641
  Custodian fee                                                         7,383           5,439            15,104           7,016
  Shareholder communications                                            7,889           6,152            14,907           7,344
  Auditing fees                                                        27,691          27,691            27,691          27,691
  Legal fees                                                            1,638           2,693             3,283           2,919
  Interest expense and fees                                           177,653              --           308,356         195,544
  Miscellaneous                                                        22,201          19,628            32,473          20,025
-------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     $1,072,876        $646,954        $1,917,202        $977,684
-------------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (241)           (262)             (268)           (213)
  Reduction of expenses by investment adviser                        (191,899)       (136,908)         (361,584)       (172,003)
-------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $880,736        $509,784        $1,555,350        $805,468
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $3,238,397      $2,314,824        $6,979,889      $2,962,237
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                             $35,803          $9,553         $(202,735)        $(8,704)
  Swap transactions                                                   215,049        (317,971)         (610,776)        149,151
-------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                              $250,852       $(308,418)        $(813,511)       $140,447
-------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                                     $(2,387,396)    $(1,228,131)      $(4,234,414)    $(1,941,923)
  Swap transactions                                                   (73,580)        375,068           640,642         (46,339)
-------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                         $(2,460,976)      $(853,063)      $(3,593,772)    $(1,988,262)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            $(2,210,124)    $(1,161,481)      $(4,407,283)    $(1,847,815)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $1,028,273      $1,153,343        $2,572,606      $1,114,422
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                  MISSISSIPPI        NEW YORK    NORTH CAROLINA    PENNSYLVANIA
                                                                         FUND            FUND              FUND            FUND
SIX MONTHS ENDED 9/30/07 (UNAUDITED)

CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $1,890,542      $3,452,230        $6,776,022      $2,208,553
Net realized gain (loss) on investments                                87,485         568,969           865,191          29,444
Net unrealized gain (loss) on investments                          (1,116,357)     (2,141,460)       (5,141,079)     (1,491,779)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                                 $861,670      $1,879,739        $2,500,134        $746,218
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(1,675,829)    $(2,576,262)      $(5,438,563)    $(1,570,934)
  Class B                                                            (162,196)       (428,254)         (425,970)       (556,296)
  Class C                                                                  --        (284,256)         (556,374)             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(1,838,025)    $(3,288,772)      $(6,420,907)    $(2,127,230)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                  $1,046,424       $(900,533)      $(8,559,888)       $801,970
-------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                            $70,069     $(2,309,566)     $(12,480,661)      $(579,042)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                             84,878,510     160,398,977       327,780,032     107,662,033
At end of period                                                  $84,948,579    $158,089,411      $315,299,371    $107,082,991
-------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net
investment income included in net assets at end of period             $72,177        $(59,295)         $(77,526)         $8,404
-------------------------------------------------------------------------------------------------------------------------------

Statement of Changes in Net Assets - continued

                                                               SOUTH CAROLINA       TENNESSEE          VIRGINIA   WEST VIRGINIA
                                                                         FUND            FUND              FUND            FUND
SIX MONTHS ENDED 9/30/07 (UNAUDITED)

CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $3,238,397      $2,314,824        $6,979,889      $2,962,237
Net realized gain (loss) on investments                               250,852        (308,418)         (813,511)        140,447
Net unrealized gain (loss) on investments                          (2,460,976)       (853,063)       (3,593,772)     (1,988,262)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $1,028,273      $1,153,343        $2,572,606      $1,114,422
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(2,830,604)    $(2,046,639)      $(5,640,975)    $(2,623,819)
  Class B                                                            (343,690)       (207,030)         (206,405)       (166,061)
  Class C                                                                  --              --          (226,489)             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(3,174,294)    $(2,253,669)      $(6,073,869)    $(2,789,880)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $(2,833,269)    $(3,288,272)      $(6,176,342)    $(2,590,224)
-------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                        $(4,979,290)    $(4,388,598)      $(9,677,605)    $(4,265,682)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                            156,445,156     112,225,753       293,990,172     140,061,107
At end of period                                                 $151,465,866    $107,837,155      $284,312,567    $135,795,425
-------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income included in net assets
at end of period                                                     $185,219         $67,872          $299,847        $199,876
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                                  MISSISSIPPI        NEW YORK    NORTH CAROLINA    PENNSYLVANIA
                                                                         FUND            FUND              FUND            FUND
YEAR ENDED 3/31/07

CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $3,820,253      $7,253,116       $13,919,838      $4,545,980
Net realized gain (loss) on investments                               128,218         464,281         1,266,148         260,716
Net unrealized gain (loss) on investments                             271,563          24,302          (739,267)        368,306
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $4,220,034      $7,741,699       $14,446,719      $5,175,002
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(3,270,278)    $(5,127,904)     $(11,182,764)    $(2,996,195)
  Class B                                                            (361,313)       (990,363)       (1,057,404)     (1,242,788)
  Class C                                                                  --        (567,073)       (1,144,699)             --
From net realized gain on investments
  Class A                                                                  --        (556,342)         (660,858)             --
  Class B                                                                  --        (125,175)          (73,300)             --
  Class C                                                                  --         (72,128)          (80,834)             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(3,631,591)    $(7,438,985)     $(14,199,859)    $(4,238,983)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $(1,771,453)    $(5,489,028)      $(7,423,527)    $(4,345,538)
-------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                        $(1,183,010)    $(5,186,314)      $(7,176,667)    $(3,409,519)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                             86,061,520     165,585,291       334,956,699     111,071,552
At end of period                                                  $84,878,510    $160,398,977      $327,780,032    $107,662,033
-------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net
investment income included in net assets at end of period             $19,660       $(222,753)        $(432,641)       $(72,919)
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets - continued

                                                               SOUTH CAROLINA       TENNESSEE          VIRGINIA   WEST VIRGINIA
                                                                         FUND            FUND              FUND            FUND
YEAR ENDED 3/31/07

CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $6,789,990      $4,944,816       $13,333,399      $6,264,424
Net realized gain (loss) on investments                               253,412         425,988           746,232       1,224,740
Net unrealized gain (loss) on investments                            (192,003)       (553,965)         (901,147)     (1,092,333)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $6,851,399      $4,816,839       $13,178,484      $6,396,831
-------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(5,495,872)    $(4,052,871)     $(11,631,198)    $(5,366,646)
  Class B                                                            (821,365)       (523,277)         (529,064)       (388,328)
  Class C                                                                  --              --          (468,928)             --
From net realized gain on investments
  Class A                                                                  --         (44,099)          (69,200)       (817,240)
  Class B                                                                  --          (6,370)           (3,504)        (68,586)
  Class C                                                                  --              --            (3,300)             --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(6,317,237)    $(4,626,617)     $(12,705,194)    $(6,640,800)
-------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $(1,470,342)    $(4,007,457)     $(13,995,838)    $(6,498,685)
-------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                          $(936,180)    $(3,817,235)     $(13,522,548)    $(6,742,654)
-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
At beginning of period                                            157,381,336     116,042,988       307,512,720     146,803,761
At end of period                                                 $156,445,156    $112,225,753      $293,990,172    $140,061,107
-------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net
investment income included in net assets at end of period            $121,116          $6,717         $(606,173)        $27,519
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS
MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                    ENDED         -------------------------------------------------------------
CLASS A                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                 $9.80          $9.73          $9.82       $10.02       $10.02        $9.61
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.22          $0.45(z)       $0.44        $0.46        $0.46        $0.46
Net realized and unrealized gain (loss)
on investments                                       (0.12)          0.05(z)       (0.09)       (0.19)        0.01         0.44
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.10          $0.50          $0.35        $0.27        $0.47        $0.90
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.22)        $(0.43)        $(0.44)      $(0.47)      $(0.47)      $(0.49)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.68          $9.80          $9.73        $9.82       $10.02       $10.02
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.99(n)        5.20           3.59         2.76         4.77         9.48
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.06(a)        1.11           1.07         0.93         0.82         0.84
Expenses after expense reductions (f)                 0.80(a)        0.86           0.82         0.68         0.62         0.64
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.55(a)        0.62           0.64         0.58         0.62         0.64
Net investment income                                 4.57(a)        4.59(z)        4.48         4.70         4.61         4.70
Portfolio turnover                                       6             12              9           19           12           22
Net assets at end of period (000 Omitted)          $76,405        $75,470        $75,597      $79,574      $82,507      $87,724
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                    ENDED          ------------------------------------------------------------
CLASS B                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                 $9.81          $9.74          $9.84       $10.03       $10.04        $9.62
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.18          $0.38(z)       $0.37        $0.39        $0.38        $0.38
Net realized and unrealized gain (loss)
on investments                                       (0.11)          0.04(z)       (0.10)       (0.19)       (0.01)(g)     0.44
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.07          $0.42          $0.27        $0.20        $0.37        $0.82
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.18)        $(0.35)        $(0.37)      $(0.39)      $(0.38)      $(0.40)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $9.70          $9.81          $9.74        $9.84       $10.03       $10.04
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.71(n)        4.41           2.71         2.08         3.80         8.67
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.82(a)        1.87           1.83         1.70         1.64         1.67
Expenses after expense reductions (f)                 1.57(a)        1.62           1.58         1.45         1.44         1.47
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.31(a)        1.38           1.40         1.35         1.44         1.47
Net investment income                                 3.81(a)        3.83(z)        3.72         3.93         3.79         3.86
Portfolio turnover                                       6             12              9           19           12           22
Net assets at end of period (000 Omitted)           $8,544         $9,408        $10,465      $11,544      $13,177      $12,900
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.01 per share to net investment income, a decrease of $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.07% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                  SIX MONTHS                            YEARS ENDED 3/31
                                                    ENDED        --------------------------------------------------------------
CLASS A                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                $11.15         $11.13         $11.30       $11.53       $11.49       $10.94
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.25          $0.52(z)       $0.49        $0.51        $0.51        $0.52
Net realized and unrealized gain (loss)
on investments                                       (0.11)          0.03(z)       (0.12)       (0.24)        0.04         0.56
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.14          $0.55          $0.37        $0.27        $0.55        $1.08
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.24)        $(0.48)        $(0.49)      $(0.50)      $(0.51)      $(0.53)
From net realized gain on investments                   --          (0.05)         (0.05)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.24)        $(0.53)        $(0.54)      $(0.50)      $(0.51)      $(0.53)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.05         $11.15         $11.13       $11.30       $11.53       $11.49
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.27(n)        5.07           3.30         2.45         4.90        10.05
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.27(a)        1.32           1.28         1.14         1.13         1.17
Expenses after expense reductions (f)                 1.02(a)        1.06           1.03         0.89         0.93         0.97
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.75(a)        0.82           0.85         0.79         0.86         0.87
Net investment income                                 4.55(a)        4.66(z)        4.36         4.47         4.39         4.56
Portfolio turnover                                      12              8             12           20           13           17
Net assets at end of period (000 Omitted)         $120,170       $118,924       $118,476     $125,861     $131,642     $132,843
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NEW YORK MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                    ENDED         -------------------------------------------------------------
CLASS B                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                $11.11         $11.09         $11.27       $11.49       $11.45       $10.93
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.21          $0.43(z)       $0.41        $0.42        $0.42        $0.43
Net realized and unrealized gain (loss)
on investments                                       (0.10)          0.04(z)       (0.14)       (0.22)        0.04         0.54
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.11          $0.47          $0.27        $0.20        $0.46        $0.97
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.20)        $(0.40)        $(0.40)      $(0.42)      $(0.42)      $(0.45)
From net realized gain on investments                   --          (0.05)         (0.05)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.20)        $(0.45)        $(0.45)      $(0.42)      $(0.42)      $(0.45)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.02         $11.11         $11.09       $11.27       $11.49       $11.45
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.98(n)        4.29           2.43         1.77         4.12         8.96
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.02(a)        2.07           2.03         1.89         1.87         1.92
Expenses after expense reductions (f)                 1.77(a)        1.82           1.78         1.64         1.67         1.72
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.51(a)        1.57           1.60         1.54         1.60         1.62
Net investment income                                 3.80(a)        3.91(z)        3.61         3.70         3.62         3.80
Portfolio turnover                                      12              8             12           20           13           17
Net assets at end of period (000 Omitted)          $22,069        $25,654        $30,046      $35,328      $41,509      $40,867
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NEW YORK MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                    ENDED         --------------------------------------------------------------
CLASS C                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                $11.13         $11.11         $11.29       $11.51       $11.47       $10.93
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.21          $0.43(z)       $0.41        $0.42        $0.42        $0.43
Net realized and unrealized gain (loss)
on investments                                       (0.10)          0.04(z)       (0.14)       (0.22)        0.04         0.56
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.11          $0.47          $0.27        $0.20        $0.46        $0.99
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.20)        $(0.40)        $(0.40)      $(0.42)      $(0.42)      $(0.45)
From net realized gain on investments                   --          (0.05)         (0.05)          --           --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.20)        $(0.45)        $(0.45)      $(0.42)      $(0.42)      $(0.45)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.04         $11.13         $11.11       $11.29       $11.51       $11.47
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.98(n)        4.29           2.43         1.78         4.12         9.14
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.02(a)        2.07           2.03         1.89         1.87         1.92
Expenses after expense reductions (f)                 1.77(a)        1.82           1.78         1.64         1.67         1.72
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.51(a)        1.57           1.60         1.54         1.60         1.62
Net investment income                                 3.80(a)        3.92(z)        3.61         3.72         3.63         3.81
Portfolio turnover                                      12              8             12           20           13           17
Net assets at end of period (000 Omitted)          $15,851        $15,822        $17,064      $19,730      $21,907      $14,005
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.22% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                 SIX MONTHS                             YEARS ENDED 3/31
                                                   ENDED         --------------------------------------------------------------
CLASS A                                           9/30/07            2007           2006          2005        2004         2003
                                                (UNAUDITED)
Net asset value, beginning of period                $11.86         $11.85         $11.99       $12.30       $12.24       $11.68
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.25          $0.51(z)       $0.51        $0.53        $0.53        $0.54
Net realized and unrealized gain (loss)
on investments                                       (0.15)          0.03(z)       (0.09)       (0.27)        0.07         0.58
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.10          $0.54          $0.42        $0.26        $0.60        $1.12
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.24)        $(0.50)        $(0.51)      $(0.53)      $(0.53)      $(0.56)
From net realized gain on investments                   --          (0.03)         (0.05)       (0.04)       (0.01)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.24)        $(0.53)        $(0.56)      $(0.57)      $(0.54)      $(0.56)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.72         $11.86         $11.85       $11.99       $12.30       $12.24
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.87(n)        4.60           3.49         2.15         5.01         9.71
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.33(a)        1.36           1.32         1.10         1.12         1.11
Expenses after expense reductions (f)                 1.08(a)        1.11           1.08         0.85         0.92         0.91
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.81(a)        0.86           0.89         0.85         0.92         0.91
Net investment income                                 4.34(a)        4.34(z)        4.24         4.38         4.30         4.50
Portfolio turnover                                       7             12              8            9            9           20
Net assets at end of period (000 Omitted)         $261,121       $268,108       $270,124     $279,875     $305,185     $316,687
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                    ENDED         -------------------------------------------------------------
CLASS B                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                $11.84         $11.83         $11.98       $12.29       $12.23       $11.67
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.22          $0.44(z)       $0.43        $0.45        $0.45        $0.47
Net realized and unrealized gain (loss)
on investments                                       (0.16)          0.02(z)       (0.10)       (0.27)        0.07         0.57
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.06          $0.46          $0.33        $0.18        $0.52        $1.04
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.20)        $(0.42)        $(0.43)      $(0.45)      $(0.45)      $(0.48)
From net realized gain on investments                   --          (0.03)         (0.05)       (0.04)       (0.01)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.20)        $(0.45)        $(0.48)      $(0.49)      $(0.46)      $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.70         $11.84         $11.83       $11.98       $12.29       $12.23
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.54(n)        3.93           2.73         1.49         4.33         9.01
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.98(a)        2.01           1.98         1.75         1.76         1.76
Expenses after expense reductions (f)                 1.73(a)        1.76           1.73         1.50         1.56         1.56
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.46(a)        1.51           1.54         1.50         1.56         1.56
Net investment income                                 3.69(a)        3.70(z)        3.59         3.72         3.64         3.85
Portfolio turnover                                       7             12              8            9            9           20
Net assets at end of period (000 Omitted)          $23,675        $26,520        $32,610      $40,251      $50,363      $59,116
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND - CONTINUED

                                                  SIX MONTHS                             YEARS ENDED 3/31
                                                    ENDED         -------------------------------------------------------------
CLASS C                                            9/30/07           2007           2006         2005         2004         2003
                                                 (UNAUDITED)
Net asset value, beginning of period                $11.85         $11.84         $11.98       $12.29       $12.23       $11.67
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.22          $0.44(z)       $0.43        $0.45        $0.45        $0.46
Net realized and unrealized gain (loss)
on investments                                       (0.16)          0.02(z)       (0.09)       (0.27)        0.07         0.58
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.06          $0.46          $0.34        $0.18        $0.52        $1.04
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.20)        $(0.42)        $(0.43)      $(0.45)      $(0.45)      $(0.48)
From net realized gain on investments                   --          (0.03)         (0.05)       (0.04)       (0.01)          --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.20)        $(0.45)        $(0.48)      $(0.49)      $(0.46)      $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.71         $11.85         $11.84       $11.98       $12.29       $12.23
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.54(n)        3.93           2.82         1.49         4.33         9.01
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.98(a)        2.01           1.98         1.76         1.77         1.76
Expenses after expense reductions (f)                 1.73(a)        1.76           1.73         1.51         1.57         1.56
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.46(a)        1.51           1.54         1.51         1.57         1.56
Net investment income                                 3.69(a)        3.69(z)        3.61         3.76         3.67         3.84
Portfolio turnover                                       7             12              8            9            9           20
Net assets at end of period (000 Omitted)          $30,503        $33,152        $32,223      $32,897      $35,256      $31,836
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.16% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                 SIX MONTHS                              YEARS ENDED 3/31
                                                   ENDED          -------------------------------------------------------------
CLASS A                                           9/30/07            2007           2006         2005         2004         2003
                                                (UNAUDITED)
Net asset value, beginning of period                $10.24         $10.15         $10.17       $10.31       $10.21        $9.73
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.22          $0.45(z)       $0.43        $0.44        $0.42        $0.45
Net realized and unrealized gain (loss)
on investments                                       (0.14)          0.06(z)       (0.02)       (0.14)        0.10         0.51
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.08          $0.51          $0.41        $0.30        $0.52        $0.96
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.21)        $(0.42)        $(0.43)      $(0.44)      $(0.42)      $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.11         $10.24         $10.15       $10.17       $10.31       $10.21
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.82(n)        5.17           4.08         2.97         5.12        10.12
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.12(a)        1.18           1.13         1.03         1.05         1.03
Expenses after expense reductions (f)                 0.83(a)        0.82           0.77         0.69         0.75         0.55
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.60(a)        0.60           0.60         0.60         0.64         0.48
Net investment income                                 4.35(a)        4.45(z)        4.24         4.33         4.12         4.47
Portfolio turnover                                       4              9              9           20           24           19
Net assets at end of period (000 Omitted)          $76,060        $73,813        $72,429      $67,942      $75,083      $68,705
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND - CONTINUED

                                                 SIX MONTHS                              YEARS ENDED 3/31
                                                   ENDED          -------------------------------------------------------------
CLASS B                                           9/30/07            2007           2006         2005         2004         2003
                                                (UNAUDITED)
Net asset value, beginning of period                $10.27         $10.18         $10.20       $10.34       $10.24        $9.75
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.18          $0.38(z)       $0.36        $0.36        $0.34        $0.36
Net realized and unrealized gain (loss)
on investments                                       (0.14)          0.06(z)       (0.03)       (0.14)        0.10         0.53
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.04          $0.44          $0.33        $0.22        $0.44        $0.89
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.17)        $(0.35)        $(0.35)      $(0.36)      $(0.34)      $(0.40)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.14         $10.27         $10.18       $10.20       $10.34       $10.24
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.44(n)        4.37           3.30         2.19         4.38         9.21
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.90(a)        1.94           1.89         1.80         1.85         1.85
Expenses after expense reductions (f)                 1.61(a)        1.58           1.53         1.46         1.55         1.37
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.38(a)        1.36           1.36         1.37         1.44         1.30
Net investment income                                 3.57(a)        3.69(z)        3.49         3.56         3.32         3.62
Portfolio turnover                                       4              9              9           20           24           19
Net assets at end of period (000 Omitted)          $31,023        $33,849        $38,642      $41,455      $48,480      $46,941
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.15% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                 SIX MONTHS                             YEARS ENDED 3/31
                                                   ENDED         --------------------------------------------------------------
CLASS A                                           9/30/07            2007           2006         2005         2004         2003
                                                (UNAUDITED)
Net asset value, beginning of period                $12.29         $12.25           $12.36      $12.61      $12.53       $12.00
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.26          $0.55(z)         $0.54       $0.56       $0.55        $0.58
Net realized and unrealized gain (loss)
on investments                                       (0.16)          0.00(w)(z)      (0.11)      (0.25)       0.10         0.54
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.10          $0.55            $0.43       $0.31       $0.65        $1.12
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.26)        $(0.51)          $(0.54)     $(0.56)     $(0.57)      $(0.59)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.13         $12.29           $12.25      $12.36      $12.61       $12.53
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.81(n)        4.57             3.48        2.52        5.30         9.51
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.32(a)        1.37             1.34        1.23        1.21         1.23
Expenses after expense reductions (f)                 1.07(a)        1.12             1.09        0.98        1.01         1.03
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.84(a)        0.89             0.92        0.89        0.94         0.95
Net investment income                                 4.32(a)        4.45(z)          4.35        4.50        4.39         4.68
Portfolio turnover                                       7             10               13          15          16           21
Net assets at end of period (000 Omitted)         $133,847       $135,766         $131,167    $130,342    $137,911     $129,844
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND - CONTINUED

                                                 SIX MONTHS                              YEARS ENDED 3/31
                                                   ENDED          -------------------------------------------------------------
CLASS B                                           9/30/07            2007           2006         2005         2004         2003
                                                (UNAUDITED)
Net asset value, beginning of period                $12.29         $12.24         $12.36       $12.60       $12.52       $11.99
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.22          $0.47(z)       $0.46        $0.48        $0.47        $0.50
Net realized and unrealized gain (loss)
on investments                                       (0.17)          0.01(z)       (0.12)       (0.24)        0.10         0.54
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.05          $0.48          $0.34        $0.24        $0.57        $1.04
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.22)        $(0.43)        $(0.46)      $(0.48)      $(0.49)      $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $12.12         $12.29         $12.24       $12.36       $12.60       $12.52
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.40(n)        3.98           2.73         1.94         4.62         8.81
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.97(a)        2.02           1.99         1.88         1.86         1.88
Expenses after expense reductions (f)                 1.72(a)        1.77           1.74         1.63         1.66         1.68
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.49(a)        1.54           1.57         1.54         1.59         1.60
Net investment income                                 3.67(a)        3.80(z)        3.70         3.85         3.74         4.03
Portfolio turnover                                       7             10             13           15           16           21
Net assets at end of period (000 Omitted)          $17,619        $20,679        $26,214      $31,032      $36,817      $37,603
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.04 per share to net investment income, a decrease of $0.04 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.29% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                 SIX MONTHS                              YEARS ENDED 3/31
                                                   ENDED          -------------------------------------------------------------
CLASS A                                           9/30/07            2007           2006         2005         2004         2003
                                                (UNAUDITED)
Net asset value, beginning of period                $10.58         $10.56         $10.71       $10.96       $10.90       $10.43
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.23          $0.47(z)       $0.45        $0.45        $0.45        $0.47
Net realized and unrealized gain (loss)
on investments                                       (0.11)         (0.01)(z)      (0.12)       (0.18)        0.06         0.49
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.12          $0.46          $0.33        $0.27        $0.51        $0.96
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.22)        $(0.44)        $(0.44)      $(0.44)      $(0.45)      $(0.49)
From net realized gain on investments                   --          (0.00)(w)      (0.04)       (0.08)          --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.22)        $(0.44)        $(0.48)      $(0.52)      $(0.45)      $(0.49)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.48         $10.58         $10.56       $10.71       $10.96       $10.90
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            1.15(n)        4.43           3.13         2.53         4.80         9.34
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.12(a)        1.17           1.19         1.16         1.14         1.17
Expenses after expense reductions (f)                 0.87(a)        0.92           0.94         0.91         0.94         0.97
Net investment income                                 4.32(a)        4.44(z)        4.17         4.16         4.08         4.35
Portfolio turnover                                      11             15              5           11           19           16
Net assets at end of period (000 Omitted)          $96,877        $99,302        $98,825     $104,837     $118,990     $115,819
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) TENNESSEE MUNICIPAL BOND FUND - CONTINUED

                                                 SIX MONTHS                              YEARS ENDED 3/31
                                                   ENDED          -------------------------------------------------------------
CLASS B                                           9/30/07            2007           2006         2005         2004         2003
                                                (UNAUDITED)
Net asset value, beginning of period                $10.57         $10.56         $10.70       $10.95       $10.89       $10.42
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.19          $0.40(z)       $0.38        $0.38        $0.38        $0.40
Net realized and unrealized gain (loss)
on investments                                       (0.10)         (0.02)(z)      (0.11)       (0.18)        0.06         0.49
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.09          $0.38          $0.27        $0.20        $0.44        $0.89
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.19)        $(0.37)        $(0.37)      $(0.37)      $(0.38)      $(0.42)
From net realized gain on investments                   --          (0.00)(w)      (0.04)       (0.08)          --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.19)        $(0.37)        $(0.41)      $(0.45)      $(0.38)      $(0.42)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $10.47         $10.57         $10.56       $10.70       $10.95       $10.89
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.82(n)        3.66           2.56         1.87         4.12         8.64
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.77(a)        1.82           1.84         1.81         1.79         1.82
Expenses after expense reductions (f)                 1.52(a)        1.57           1.59         1.56         1.59         1.62
Net investment income                                 3.67(a)        3.78(z)        3.52         3.51         3.43         3.70
Portfolio turnover                                      11             15              5           11           19           16
Net assets at end of period (000 Omitted)          $10,961        $12,924        $17,217      $20,689      $24,306      $27,546
-------------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.27% to the net investment income ratio for each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                 SIX MONTHS                             YEARS ENDED 3/31
                                                   ENDED         --------------------------------------------------------------
CLASS A                                           9/30/07            2007             2006        2005        2004         2003
                                                (UNAUDITED)
Net asset value, beginning of period                $11.43         $11.41           $11.52      $11.73      $11.61       $11.14
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.28          $0.51(z)         $0.51       $0.53       $0.53        $0.53
Net realized and unrealized gain (loss)
on investments                                       (0.18)         (0.00)(w)(z)     (0.12)      (0.21)       0.12         0.47
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.10          $0.51            $0.39       $0.32       $0.65        $1.00
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.24)        $(0.49)          $(0.50)     $(0.53)     $(0.53)      $(0.53)
From net realized gain on investments                   --          (0.00)(w)           --          --          --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.24)        $(0.49)          $(0.50)     $(0.53)     $(0.53)      $(0.53)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.29         $11.43           $11.41      $11.52      $11.73       $11.61
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.90(n)        4.57             3.45        2.83        5.70         9.10
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.28(a)        1.32             1.30        1.10        1.13         1.13
Expenses after expense reductions (f)                 1.03(a)        1.07             1.05        0.85        0.93         0.93
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.81(a)        0.87             0.90        0.85        0.93         0.93
Net investment income                                 4.90(a)        4.51(z)          4.38        4.63        4.53         4.62
Portfolio turnover                                      15              8               13          11          11           13
Net assets at end of period (000 Omitted)         $260,848       $269,068         $277,633    $285,185    $301,218     $308,164
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND - CONTINUED

                                                 SIX MONTHS                              YEARS ENDED 3/31
                                                   ENDED          -------------------------------------------------------------
CLASS B                                           9/30/07            2007             2006        2005        2004         2003
                                                (UNAUDITED)
Net asset value, beginning of period                $11.42         $11.40           $11.51      $11.72      $11.60       $11.13
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.24          $0.44(z)         $0.43       $0.46       $0.45        $0.46
Net realized and unrealized gain (loss)
on investments                                       (0.17)         (0.00)(w)(z)     (0.11)      (0.21)       0.12         0.46
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.07          $0.44            $0.32       $0.25       $0.57        $0.92
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.20)        $(0.42)          $(0.43)     $(0.46)     $(0.45)      $(0.45)
From net realized gain on investments                   --          (0.00)(w)           --          --          --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.20)        $(0.42)          $(0.43)     $(0.46)     $(0.45)      $(0.45)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.29         $11.42           $11.40      $11.51      $11.72       $11.60
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.66(n)        3.89             2.78        2.16        5.02         8.40
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.93(a)        1.97             1.95        1.75        1.77         1.78
Expenses after expense reductions (f)                 1.68(a)        1.72             1.70        1.50        1.57         1.58
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.46(a)        1.52             1.55        1.50        1.57         1.58
Net investment income                                 4.25(a)        3.87(z)          3.73        3.98        3.88         3.97
Portfolio turnover                                      15              8               13          11          11           13
Net assets at end of period (000 Omitted)          $10,706        $12,545          $16,885     $19,637     $23,564      $25,470
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) VIRGINIA MUNICIPAL BOND FUND - CONTINUED

                                                 SIX MONTHS                              YEARS ENDED 3/31
                                                   ENDED          -------------------------------------------------------------
CLASS A                                           9/30/07            2007             2006        2005        2004         2003
                                                (UNAUDITED)
Net asset value, beginning of period                $11.43         $11.41           $11.52      $11.72      $11.61       $11.13
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.24          $0.44(z)         $0.43       $0.46       $0.45        $0.45
Net realized and unrealized gain (loss)
on investments                                       (0.18)         (0.00)(w)(z)     (0.11)      (0.20)       0.11         0.48
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.06          $0.44            $0.32       $0.26       $0.56        $0.93
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.20)        $(0.42)          $(0.43)     $(0.46)     $(0.45)      $(0.45)
From net realized gain on investments                   --          (0.00)(w)           --          --          --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.20)        $(0.42)          $(0.43)     $(0.46)     $(0.45)      $(0.45)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.29         $11.43           $11.41      $11.52      $11.72       $11.61
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.58(n)        3.89             2.78        2.25        4.93         8.49
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.93(a)        1.97             1.95        1.75        1.77         1.78
Expenses after expense reductions (f)                 1.68(a)        1.72             1.70        1.50        1.57         1.58
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.46(a)        1.52             1.55        1.50        1.57         1.58
Net investment income                                 4.25(a)        3.86(z)          3.72        3.98        3.88         3.97
Portfolio turnover                                      15              8               13          11          11           13
Net assets at end of period (000 Omitted)          $12,759        $12,377          $12,995     $12,208     $13,338      $12,758
-------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of
    $0.02 per share to net investment income, a decrease of $0.02 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.17% to the net investment income ratio of each class for the year ended March 31, 2007.
    The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                 SIX MONTHS                             YEARS ENDED 3/31
                                                   ENDED         --------------------------------------------------------------
CLASS A                                           9/30/07            2007             2006        2005        2004         2003
                                                (UNAUDITED)
Net asset value, beginning of period                $11.45         $11.47           $11.58      $11.82      $11.77       $11.32
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.25          $0.51(z)         $0.48       $0.51       $0.51        $0.55
Net realized and unrealized gain (loss)
on investments                                       (0.16)          0.01(z)         (0.11)      (0.25)       0.05         0.46
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.09          $0.52            $0.37       $0.26       $0.56        $1.01
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.23)        $(0.47)          $(0.48)     $(0.50)     $(0.51)      $(0.56)
From net realized gain on investments                   --          (0.07)              --          --          --           --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.23)        $(0.54)          $(0.48)     $(0.50)     $(0.51)      $(0.56)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.31         $11.45           $11.47      $11.58      $11.82       $11.77
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.83(n)        4.59             3.21        2.28        4.84         9.04
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.38(a)        1.40             1.34        1.25        1.21         1.26
Expenses after expense reductions (f)                 1.13(a)        1.15             1.09        1.00        1.01         1.06
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      0.85(a)        0.89             0.92        0.89        0.93         0.96
Net investment income                                 4.37(a)        4.41(z)          4.16        4.35        4.33         4.71
Portfolio turnover                                       7             13                7          14          17           13
Net assets at end of period (000 Omitted)         $126,533       $129,974         $134,416    $134,459    $140,599     $139,564
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND - CONTINUED

                                                 SIX MONTHS                            YEARS ENDED 3/31
                                                   ENDED          ---------------------------------------------------------
CLASS B                                           9/30/07            2007          2006        2005        2004        2003
                                                (UNAUDITED)
Net asset value, beginning of period                $11.44         $11.46        $11.58      $11.82      $11.76      $11.31
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                            $0.21          $0.43(z)      $0.41       $0.43       $0.43       $0.47
Net realized and unrealized gain (loss)
on investments                                       (0.14)          0.01(z)      (0.13)      (0.24)       0.06        0.46
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.07          $0.44         $0.28       $0.19       $0.49       $0.93
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
From net investment income                          $(0.20)        $(0.39)       $(0.40)     $(0.43)     $(0.43)     $(0.48)
From net realized gain on investments                   --          (0.07)           --          --          --          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(0.20)        $(0.46)       $(0.40)     $(0.43)     $(0.43)     $(0.48)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $11.31         $11.44        $11.46      $11.58      $11.82      $11.76
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            0.59(n)        3.92          2.45        1.62        4.25        8.34
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.03(a)        2.06          1.99        1.90        1.86        1.91
Expenses after expense reductions (f)                 1.78(a)        1.80          1.74        1.65        1.66        1.71
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                      1.50(a)        1.55          1.57        1.54        1.58        1.61
Net investment income                                 3.72(a)        3.76(z)       3.51        3.71        3.68        4.06
Portfolio turnover                                       7             13             7          14          17          13
Net assets at end of period (000 Omitted)           $9,263        $10,087       $12,388     $14,334     $17,744     $19,443
---------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain
    (loss) on investments, and an increase of 0.25% to the net investment income ratio of each class for the year ended
    March 31, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a series of MFS Municipal Series Trust, which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and each fund may be required to issue Form 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine each fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to each fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in each fund's financial statements.

DERIVATIVE RISK - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - Each fund may enter into swap agreements. A swap is an exchange of cash payments between each fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statements of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statements of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statements of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with each fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by each fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. Each fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. Each fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INVERSE FLOATERS - The funds may invest in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the funds are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the funds and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the funds in the Statements of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. At September 30, 2007, each fund's payable to the holder of the floating rate certificate from trust assets, the weighted average interest rate on the floating rate certificates issued by the trust, and the interest expense and fees in connection with self-deposited inverse floaters were as follows:

                                                                   WEIGHTED AVERAGE
                                       PAYABLE TO THE HOLDER       INTEREST RATE ON    INTEREST EXPENSE AND
                                        OF THE FLOATING RATE          FLOATING RATE      FEES IN CONNECTION
                                            CERTIFICATE FROM    CERTIFICATES ISSUED     WITH SELF-DEPOSITED
          FUND                                  TRUST ASSETS           BY THE TRUST        INVERSE FLOATERS

          Mississippi Fund                        $5,369,389                  3.78%                $108,046
          New York Fund                           10,390,083                  3.87%                 211,049
          North Carolina Fund                     21,510,180                  3.86%                 432,563
          Pennsylvania Fund                        6,179,154                  3.79%                 124,549
          South Carolina Fund                      9,303,676                  3.86%                 177,653
          Tennessee Fund                                  --                     --                      --
          Virginia Fund                           15,704,685                  3.84%                 308,356
          West Virginia Fund                       9,704,237                  3.88%                 195,544

Primary and externally deposited inverse floaters held by each fund are not accounted for as secured borrowings.

INDEMNIFICATIONS - Under each fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2007, is shown as a reduction of total expenses on the Statements of Operations.

TAX MATTERS AND DISTRIBUTIONS - Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                          NORTH                       SOUTH                                    WEST
                         MISSISSIPPI     NEW YORK      CAROLINA   PENNSYLVANIA     CAROLINA    TENNESSEE      VIRGINIA     VIRGINIA
YEAR ENDED 3/31/07              FUND         FUND          FUND           FUND         FUND         FUND          FUND         FUND
Ordinary income
(including any
short-term
capital gains)                   $--     $104,521      $346,482            $--          $--          $--           $--          $--
Tax-exempt income          3,631,591    6,685,340    13,384,867      4,238,983    6,317,237    4,576,148    12,629,190    5,754,974
Long-term capital gain            --      649,124       468,510             --           --       50,469        76,004      885,826
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions       $3,631,591   $7,438,985   $14,199,859     $4,238,983   $6,317,237   $4,626,617   $12,705,194   $6,640,800

The federal tax cost and the tax basis components of distributable earnings were as follows:

                                                        NORTH                       SOUTH                                      WEST
                      MISSISSIPPI      NEW YORK      CAROLINA  PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
AS OF 9/30/07                FUND          FUND          FUND          FUND          FUND          FUND          FUND          FUND
Cost of investments   $81,419,709  $147,724,702  $297,732,849  $102,246,737  $143,587,890  $102,477,412  $261,979,566  $129,254,276
-----------------------------------------------------------------------------------------------------------------------------------
Gross appreciation     $2,850,602    $8,294,657   $14,867,677    $3,662,829    $6,964,669    $4,195,765   $10,583,338    $4,609,570
Gross depreciation       (312,738)     (553,559)   (1,461,776)     (445,431)     (550,467)     (507,314)   (1,197,135)     (327,787)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized
appreciation
(depreciation)         $2,537,864    $7,741,098   $13,405,901    $3,217,398    $6,414,202    $3,688,451    $9,386,203    $4,281,783

AS OF 3/31/07
Undistributed
ordinary income               $--      $187,567           $--           $--           $--      $244,063      $299,075       $39,337
Undistributed
tax-exempt income         327,310       335,398       661,555       282,638       663,073       389,769       436,285       499,730
Undistributed
long-term capital
gain                           --        40,347       380,172        27,487            --        85,332       242,917        65,284
Capital loss
carryforwards            (226,449)           --            --            --      (395,472)           --            --            --
Post-October capital
loss deferral                  --            --            --            --            --            --            --        (2,702)
Other temporary
differences              (293,833)     (535,287)   (1,034,654)     (309,282)     (521,547)     (383,052)   (1,053,991)     (448,613)
Net unrealized
appreciation/
depreciation            3,582,700    10,240,319    18,296,181     4,555,239     8,730,095     5,156,115    13,547,294     6,120,454

The aggregate cost above includes prior fiscal year end tax adjustments.

As of March 31, 2007, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                                     MISSISSIPPI     SOUTH CAROLINA
            EXPIRATION DATE                 FUND               FUND

            3/31/09                          $--         $(395,472)
            3/31/13                    (196,772)                 --
            3/31/14                     (29,677)                 --
            -------------------------------------------------------
            Total                     $(226,449)         $(395,472)

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to each fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets. As part of a settlement agreement with the New
York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended September 30, 2007, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of
Operations.

MISSISSIPPI    NEW YORK    NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE    VIRGINIA    WEST VIRGINIA
       FUND        FUND              FUND            FUND              FUND         FUND        FUND             FUND
   $105,450    $198,558          $402,060        $134,575          $191,526     $136,642    $360,881         $171,669

The management fee incurred for the six months ended September 30, 2007 was equivalent to an annual effective rate of 0.30% of each fund's average daily net assets.

For the Pennsylvania Fund, the investment adviser has agreed in writing to pay a portion of the funds operating expenses exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.20%
annually of the fund's average daily net assets. This written agreement will continue through July 31, 2008, unless changed or rescinded by the Board of Trustees. For the six months ended September 30, 2007 this reduction amounted to $18,820 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2007, as its portion of the initial sales charge on sales of Class A shares of each fund.

MISSISSIPPI    NEW YORK    NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE    VIRGINIA    WEST VIRGINIA
       FUND        FUND              FUND            FUND              FUND         FUND        FUND             FUND
    $20,410     $18,321           $12,234         $14,550           $18,067       $8,616     $15,291          $11,153

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:
                                                              CLASS A
                             -----------------------------------------------------------------------------
                                                                    TOTAL         ANNUAL      DISTRIBUTION
                             DISTRIBUTION       SERVICE      DISTRIBUTION      EFFECTIVE       AND SERVICE
                                 FEE RATE      FEE RATE          PLAN (d)       RATE (e)               FEE
Mississippi Fund                    0.10%         0.25%             0.35%             --               $--
New York Fund                       0.10%         0.25%             0.35%          0.25%           148,781
North Carolina Fund                 0.10%         0.25%             0.35%          0.35%           463,438
Pennsylvania Fund                   0.10%         0.25%             0.35%          0.10%            37,535
South Carolina Fund                 0.10%         0.25%             0.35%          0.35%           234,477
Tennessee Fund                      0.10%         0.25%             0.35%          0.35%           170,850
Virginia Fund                       0.10%         0.25%             0.35%          0.35%           463,246
West Virginia Fund                  0.10%         0.25%             0.35%          0.35%           223,526

                                                              CLASS B
                             -----------------------------------------------------------------------------
                                                                    TOTAL         ANNUAL      DISTRIBUTION
                             DISTRIBUTION       SERVICE      DISTRIBUTION      EFFECTIVE       AND SERVICE
                                 FEE RATE      FEE RATE          PLAN (d)       RATE (e)               FEE
Mississippi Fund                    0.75%         0.25%             1.00%          0.76%           $33,720
New York Fund                       0.75%         0.25%             1.00%          1.00%           119,644
North Carolina Fund                 0.75%         0.25%             1.00%          1.00%           123,197
Pennsylvania Fund                   0.75%         0.25%             1.00%          0.87%           142,483
South Carolina Fund                 0.75%         0.25%             1.00%          1.00%            96,168
Tennessee Fund                      0.75%         0.25%             1.00%          1.00%            58,429
Virginia Fund                       0.75%         0.25%             1.00%          1.00%            57,140
West Virginia Fund                  0.75%         0.25%             1.00%          1.00%            48,027

                                                              CLASS C
                             -----------------------------------------------------------------------------
                                                                    TOTAL         ANNUAL      DISTRIBUTION
                             DISTRIBUTION       SERVICE      DISTRIBUTION      EFFECTIVE       AND SERVICE
                                 FEE RATE      FEE RATE          PLAN (d)       RATE (e)               FEE
New York Fund                       0.75%          0.25%            1.00%          1.00%           $79,465
North Carolina Fund                 0.75%          0.25%            1.00%          1.00%           160,933
Virginia Fund                       0.75%          0.25%            1.00%          1.00%            62,819

                                                            NORTH                       SOUTH                                 WEST
                              MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
                                     FUND        FUND        FUND            FUND        FUND         FUND        FUND        FUND
Total Distribution
and Service Fees                  $33,720    $347,890    $747,568        $180,018    $330,645     $229,279    $583,205    $271,553

(d) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30,
    2007 based on each class' average daily net assets. Payment of the Mississippi Fund's 0.25% annual Class A service fee and 0.10%
    annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B shares of the Mississippi Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the
    Mississippi Fund, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of
    Trustees may determine. Payment of the New York Fund's 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. Payment of the Pennsylvania Fund's 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10%
    of the Class A service fee is currently being paid by the Pennsylvania Fund. Payment of the remaining 0.15% of the Pennsylvania
    Fund's Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B shares of the Pennsylvania Fund, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares of the
    Pennsylvania Fund, 0.10% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within
12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30,
2007, were as follows:

                                                            NORTH                       SOUTH                                 WEST
                              MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
CDSC IMPOSED                         FUND        FUND        FUND            FUND        FUND         FUND        FUND        FUND
Class A                               $--         $--      $9,677             $--         $11          $--         $--         $--
Class B                             8,178      24,754      15,083          15,258      21,667        6,900       6,317       6,419
Class C                               N/A          37       3,091             N/A         N/A          N/A         852         N/A

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of each fund's Board of Trustees. For the six months ended September 30, 2007, each fund paid
MFSC the following fee, which equated to the following annual percentage of each fund's average daily net assets for shareholder services.

                                                            NORTH                       SOUTH                                 WEST
                              MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
                                     FUND        FUND        FUND            FUND        FUND         FUND        FUND        FUND
Expenses paid                     $18,891     $35,588     $72,084         $24,109     $34,344      $24,498     $64,681     $30,771
Percentage of average
daily net assets                  0.0449%     0.0449%     0.0448%         0.0449%     0.0450%      0.0449%     0.0449%     0.0449%

MFSC also receives payment from each fund for out-of-pocket expenses, sub- accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following. Each fund may also pay shareholder servicing related costs directly to non-related parties.

                                                                                                            WEST
MISSISSIPPI    NEW YORK    NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
       FUND        FUND              FUND            FUND              FUND         FUND        FUND        FUND
    $14,022     $27,253           $42,640         $19,208           $21,013      $13,991     $38,409     $17,399

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund is charged a fixed amount plus a fee based on average daily net assets. Each fund's annual fixed amount is
$17,500.

The administrative services fee incurred for the six months ended September 30, 2007 was equivalent to the following annual effective rates of each fund's average daily net assets:

                                                                                                            WEST
MISSISSIPPI    NEW YORK    NORTH CAROLINA    PENNSYLVANIA    SOUTH CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
       FUND        FUND              FUND            FUND              FUND         FUND        FUND        FUND
    0.0277%     0.0226%           0.0196%         0.0253%           0.0228%      0.0252%     0.0199%     0.0235%

TRUSTEES' AND OFFICERS' COMPENSATION - Each fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Each fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in the following pension expense for the funds. These amounts are included in independent trustees' compensation for the six months ended September 30, 2007.

                              NORTH                       SOUTH                                 WEST
MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
       FUND        FUND        FUND            FUND        FUND         FUND        FUND        FUND
       $344        $428        $831            $350        $816         $397        $827        $814

The liability for deferred retirement benefits payable to certain retired independent trustees amounted to the following for each fund at September 30, 2007, and is included in payable for independent trustees' compensation.

                              NORTH                       SOUTH                                 WEST
MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
       FUND        FUND        FUND            FUND        FUND         FUND        FUND        FUND
     $8,526     $10,980     $13,676          $8,429     $13,636      $10,945     $13,697     $13,632

OTHER - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer
(ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the
Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended September 30, 2007, the fee paid to Tarantino LLC amounted to the following:

                              NORTH                       SOUTH                                 WEST
MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
       FUND        FUND        FUND            FUND        FUND         FUND        FUND        FUND
       $209        $393        $798            $266        $380         $271        $706        $340

MFS has agreed to reimburse each fund for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

                              NORTH                       SOUTH                                 WEST
MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
       FUND        FUND        FUND            FUND        FUND         FUND        FUND        FUND
       $205        $386        $783            $261        $373         $266        $703        $334

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                                                       NORTH                        SOUTH                                      WEST
                     MISSISSIPPI      NEW YORK      CAROLINA   PENNSYLVANIA      CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                            FUND          FUND          FUND           FUND          FUND          FUND          FUND          FUND
Purchases             $5,475,162   $19,179,783   $23,023,797     $7,904,899   $11,751,255   $11,259,403   $45,310,125    $9,749,943
-----------------------------------------------------------------------------------------------------------------------------------
Sales                 $5,583,701   $18,966,452   $25,855,405     $4,806,629   $11,375,281   $14,632,095   $55,337,433   $13,288,420
-----------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                                       MISSISSIPPI FUND                                         NEW YORK FUND
                    -----------------------------------------------------   -----------------------------------------------------
                         SIX MONTHS ENDED               YEAR ENDED               SIX MONTHS ENDED               YEAR ENDED
                             9/30/07                      3/31/07                    9/30/07                     3/31/07
                    -------------------------   -------------------------   -------------------------   -------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A              661,856     $6,405,767      663,986     $6,491,928      698,983     $7,706,365    1,133,622    $12,597,179
  Class B               29,362        283,586       46,864        458,803       25,608        282,027       86,951        964,688
  Class C                   --             --           --             --      105,234      1,158,160      126,256      1,407,588
---------------------------------------------------------------------------------------------------------------------------------
                       691,218     $6,689,353      710,850     $6,950,731      829,825     $9,146,552    1,346,829    $14,969,455

Shares issued to
shareholders in
reinvestment of
distributions
  Class A              102,506       $994,198      193,423     $1,891,276      134,095     $1,480,327      307,695     $3,437,943
  Class B                8,994         87,354       19,122        187,141       25,535        281,033       64,570        718,927
  Class C                   --             --           --             --       16,140        177,874       35,669        397,818
---------------------------------------------------------------------------------------------------------------------------------
                       111,500     $1,081,552      212,545     $2,078,417      175,770     $1,939,234      407,934     $4,554,688

Shares reacquired
  Class A             (579,803)   $(5,593,666)    (925,165)   $(9,025,658)    (626,909)   $(6,907,031)  (1,418,323)  $(15,814,182)
  Class B             (116,542)    (1,130,815)    (181,260)    (1,774,943)    (356,352)    (3,911,375)    (551,167)    (6,130,622)
  Class C                   --             --           --             --     (106,272)    (1,167,913)    (275,976)    (3,068,367)
---------------------------------------------------------------------------------------------------------------------------------
                      (696,345)   $(6,724,481)  (1,106,425)  $(10,800,601)  (1,089,533)  $(11,986,319)  (2,245,466)  $(25,013,171)

Net change
  Class A              184,559     $1,806,299      (67,756)     $(642,454)     206,169     $2,279,661       22,994       $220,940
  Class B              (78,186)      (759,875)    (115,274)    (1,128,999)    (305,209)    (3,348,315)    (399,646)    (4,447,007)
  Class C                   --             --           --             --       15,102        168,121     (114,051)    (1,262,961)
----------------------------------------------------------------------------------------------------------------------------------
                       106,373     $1,046,424     (183,030)   $(1,771,453)     (83,938)     $(900,533)    (490,703)   $(5,489,028)

                                     NORTH CAROLINA FUND                                      PENNSYLVANIA FUND
                    -----------------------------------------------------   -----------------------------------------------------
                         SIX MONTHS ENDED               YEAR ENDED               SIX MONTHS ENDED               YEAR ENDED
                             9/30/07                      3/31/07                    9/30/07                     3/31/07
                    -------------------------   -------------------------   -------------------------   -------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A              584,722     $6,837,126    1,898,273    $22,539,331      762,860     $7,700,654    1,220,775    $12,466,087
  Class B               46,998        547,963       73,925        876,814       67,013        677,958      123,402      1,261,103
  Class C              157,517      1,843,752      388,647      4,606,363           --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                       789,237     $9,228,841    2,360,845    $28,022,508      829,873     $8,378,612    1,344,177    $13,727,190

Shares issued to
shareholders in
reinvestment of
distributions
  Class A              307,185     $3,603,669      656,787     $7,802,661       97,473       $988,136      181,751     $1,854,890
  Class B               19,516        228,664       53,048        629,177       35,183        357,605       76,588        783,496
  Class C               34,377        403,143       76,393        906,938           --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                       361,078     $4,235,476      786,228     $9,338,776      132,656     $1,345,741      258,339     $2,638,386

Shares reacquired
  Class A           (1,218,335)  $(14,219,118)  (2,742,695)  $(32,545,431)    (544,856)   $(5,504,523)  (1,329,719)  $(13,551,451)
  Class B             (282,922)    (3,310,004)    (643,462)    (7,631,237)    (338,353)    (3,417,860)    (700,221)    (7,159,663)
  Class C             (384,848)    (4,495,083)    (388,669)    (4,608,143)          --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                    (1,886,105)  $(22,024,205)  (3,774,826)  $(44,784,811)    (883,209)   $(8,922,383)  (2,029,940)  $(20,711,114)

Net change
  Class A             (326,428)   $(3,778,323)    (187,635)   $(2,203,439)     315,477     $3,184,267       72,807       $769,526
  Class B             (216,408)    (2,533,377)    (516,489)    (6,125,246)    (236,157)    (2,382,297)    (500,231)    (5,115,064)
  Class C             (192,954)    (2,248,188)      76,371        905,158           --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                      (735,790)   $(8,559,888)    (627,753)   $(7,423,527)      79,320       $801,970     (427,424)   $(4,345,538)

                                     SOUTH CAROLINA FUND                                        TENNESSEE FUND
                    -----------------------------------------------------   -----------------------------------------------------
                         SIX MONTHS ENDED               YEAR ENDED               SIX MONTHS ENDED               YEAR ENDED
                             9/30/07                      3/31/07                    9/30/07                     3/31/07
                    -------------------------   -------------------------   -------------------------   -------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A              578,167     $7,006,514    1,237,791    $15,208,672      463,977     $4,855,212    1,107,252    $11,714,106
  Class B               11,453        138,604       61,731        755,885       27,419        285,285       21,584        228,692
---------------------------------------------------------------------------------------------------------------------------------
                       589,620     $7,145,118    1,299,522    $15,964,557      491,396     $5,140,497    1,128,836    $11,942,798

Shares issued to
shareholders in
reinvestment of
distributions
  Class A              153,629     $1,868,284      307,423     $3,777,261       99,764     $1,045,430      204,944     $2,169,008
  Class B               18,923        230,083       44,911        551,237       11,803        123,635       29,765        314,601
---------------------------------------------------------------------------------------------------------------------------------
                       172,552     $2,098,367      352,334     $4,328,498      111,567     $1,169,065      234,709     $2,483,609

Shares reacquired
  Class A             (736,943)   $(8,937,354)  (1,208,409)  $(14,841,104)    (703,411)   $(7,350,224)  (1,284,714)  $(13,567,118)
  Class B             (259,518)    (3,139,400)    (564,676)    (6,922,293)    (214,691)    (2,247,610)    (460,389)    (4,866,746)
---------------------------------------------------------------------------------------------------------------------------------
                      (996,461)  $(12,076,754)  (1,773,085)  $(21,763,397)    (918,102)   $(9,597,834)  (1,745,103)  $(18,433,864)

Net change
  Class A               (5,147)      $(62,556)     336,805     $4,144,829     (139,670)   $(1,449,582)      27,482       $315,996
  Class B             (229,142)    (2,770,713)    (458,034)    (5,615,171)    (175,469)    (1,838,690)    (409,040)    (4,323,453)
---------------------------------------------------------------------------------------------------------------------------------
                      (234,289)   $(2,833,269)    (121,229)   $(1,470,342)    (315,139)   $(3,288,272)    (381,558)   $(4,007,457)

                                        VIRGINIA FUND                                         WEST VIRGINIA FUND
                    -----------------------------------------------------   -----------------------------------------------------
                         SIX MONTHS ENDED               YEAR ENDED               SIX MONTHS ENDED               YEAR ENDED
                             9/30/07                      3/31/07                    9/30/07                     3/31/07
                    -------------------------   -------------------------   -------------------------   -------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
Shares sold
  Class A              687,354     $7,751,344    1,287,431    $14,716,384      234,469     $2,648,292      652,133     $7,488,745
  Class B               26,256        296,169       49,323        563,135       19,330        219,806       35,587        409,605
  Class C              104,932      1,185,255      132,391      1,510,841           --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                       818,542     $9,232,768    1,469,145    $16,790,360      253,799     $2,868,098      687,720     $7,898,350

Shares issued to
shareholders in
reinvestment of
distributions
  Class A              296,116     $3,351,042      603,956     $6,905,165      153,723     $1,743,111      372,205     $4,278,867
  Class B               11,171        126,368       27,108        309,555        8,518         96,547       24,063        276,549
  Class C               12,851        145,382       27,058        309,239           --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                       320,138     $3,622,792      658,122     $7,523,959      162,241     $1,839,658      396,268     $4,555,416

Shares reacquired
  Class A           (1,428,116)  $(16,117,980)  (2,681,174)  $(30,616,172)    (554,738)   $(6,279,453)  (1,390,871)  $(15,981,170)
  Class B             (187,219)    (2,111,616)    (458,840)    (5,235,603)     (90,085)    (1,018,527)    (258,739)    (2,971,281)
  Class C              (70,968)      (802,306)    (215,473)    (2,458,382)          --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                    (1,686,303)  $(19,031,902)  (3,355,487)  $(38,310,157)    (644,823)   $(7,297,980)  (1,649,610)  $(18,952,451)

Net change
  Class A             (444,646)   $(5,015,594)    (789,787)   $(8,994,623)    (166,546)   $(1,888,050)    (366,533)   $(4,213,558)
  Class B             (149,792)    (1,689,079)    (382,409)    (4,362,913)     (62,237)      (702,174)    (199,089)    (2,285,127)
  Class C               46,815        528,331      (56,024)      (638,302)          --             --           --             --
---------------------------------------------------------------------------------------------------------------------------------
                      (547,623)   $(6,176,342)  (1,228,220)  $(13,995,838)    (228,783)   $(2,590,224)    (565,622)   $(6,498,685)

(6) LINE OF CREDIT

Each fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, these funds and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended September 30, 2007, each fund's commitment fee and interest expense on the line of credit were as follows, and are included in miscellaneous expense on the Statements of Operations.

                                                  NORTH                       SOUTH                     WEST
                    MISSISSIPPI    NEW YORK    CAROLINA    PENNSYLVANIA    CAROLINA    TENNESSEE    VIRGINIA    VIRGINIA
                           FUND        FUND        FUND            FUND        FUND         FUND        FUND        FUND
Commitment Fee             $284        $445        $770            $265        $391         $276        $733        $346
Interest Expense             --          --          --              --          --           --          --          --

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of each Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Funds' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Funds, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund's Class A shares in comparison to the performance of funds in its respective Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions.

In assessing the reasonableness of each Fund's advisory fee, the Trustees considered, among other information, each Fund's advisory fee and the total expense ratio of each Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations. The Trustees considered that MFS observes an advisory fee reduction that will remain in effect for each Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above for the Funds, and any expense limitations, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to each Fund represent reasonable compensation in light of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds' portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

MFS MISSISSIPPI MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS NEW YORK MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 3rd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS NORTH CAROLINA MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction and the expense limitation), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS SOUTH CAROLINA MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was higher than at the Lipper expense group median.

MFS TENNESSEE MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 4th quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 5th quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance and its Lipper performance universe. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was higher than the Lipper expense group median.

MFS VIRGINIA MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was higher than the Lipper expense group median.

MFS WEST VIRGINIA MUNICIPAL BOND FUND

The total return performance of the Fund's Class A shares was in the 2nd quintile relative to the other funds in the universe for the three-year period ended December 31, 2006 (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

ACCESS TO DISCLOSURES ON MFS WEBSITE

A discussion regarding the Board's most recent review and renewal of each Fund's investment advisory agreement will be available on or before November 1, 2007, by clicking on each Fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

                                Public Reference Room
                                Securities and Exchange Commission
                                100 F Street, NE, Room 1580
                                Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

ACCOUNT SERVICE AND
LITERATURE

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA
02205-5824

OVERNIGHT MAIL
MFS Service Center, Inc.
500 Boylston Street
Boston, MA 02116-3741


-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street, Boston, MA 02116

                              M F S(R)
                              INVESTMENT MANAGEMENT

[graphic omitted]

                                Semiannual report

MFS(R) MUNICIPAL INCOME FUND


LETTER FROM THE CEO                                         1
-------------------------------------------------------------
PORTFOLIO COMPOSITION                                       2
-------------------------------------------------------------
EXPENSE TABLE                                               3
-------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    5
-------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                        36
-------------------------------------------------------------
STATEMENT OF OPERATIONS                                    38
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                        39
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                       40
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                              45
-------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT              56
-------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                      60
-------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                             60
-------------------------------------------------------------
CONTACT INFORMATION                                BACK COVER
-------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
          NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        9/30/07
                                                                        LMB-SEM

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

              PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Bonds                                    105.9%
              Cash & Other Net Assets                   (5.9)%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals            18.6%
              -----------------------------------------------
              Utilities - Municipal Owned               11.0%
              -----------------------------------------------
              General Obligations - Schools             10.2%
              -----------------------------------------------
              General Obligations - General
              Purpose                                   10.1%
              -----------------------------------------------
              State & Local Agencies                     8.9%
              -----------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                       52.4%
              -----------------------------------------------
              AA                                        13.4%
              -----------------------------------------------
              A                                         14.6%
              -----------------------------------------------
              BBB                                       13.6%
              -----------------------------------------------
              BB                                         1.2%
              -----------------------------------------------
              B                                          0.5%
              -----------------------------------------------
              CCC                                        0.1%
              -----------------------------------------------
              CC (o)                                     0.0%
              -----------------------------------------------
              Not Rated                                  4.2%
              -----------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                     7.1
              -----------------------------------------------
              Average Life (i)(m)                   14.3 yrs.
              -----------------------------------------------
              Average Maturity (i)(m)               16.4 yrs.
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA
              -----------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                 A-1
              -----------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(o) Less than 0.1%.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 09/30/07.

From time to time "Cash & Other Net Assets" may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 09/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
April 1, 2007 through September 30, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value     4/01/07-
Class                       Ratio      4/01/07          9/30/07        9/30/07
--------------------------------------------------------------------------------
           Actual            0.90%    $1,000.00        $1,010.70       $4.52

     A  ------------------------------------------------------------------------
           Hypothetical (h)  0.90%    $1,000.00        $1,020.50       $4.55
--------------------------------------------------------------------------------
           Actual            1.65%    $1,000.00        $1,005.80       $8.27
     B  ------------------------------------------------------------------------
           Hypothetical (h)  1.65%    $1,000.00        $1,016.75       $8.32
--------------------------------------------------------------------------------
           Actual            1.65%    $1,000.00        $1,007.00       $8.28
     C  ------------------------------------------------------------------------
           Hypothetical (h)  1.65%    $1,000.00        $1,016.75       $8.32
--------------------------------------------------------------------------------
           Actual (i)        0.62%    $1,000.00        $1,019.80       $1.69
    A1  ------------------------------------------------------------------------
           Hypothetical (h)  0.62%    $1,000.00        $1,021.90       $3.13
--------------------------------------------------------------------------------
           Actual (i)        1.39%    $1,000.00        $1,017.70       $3.79
    B1  ------------------------------------------------------------------------
           Hypothetical (h)  1.39%    $1,000.00        $1,018.05       $7.01
--------------------------------------------------------------------------------
(h) 5% class return per year before expenses.
(i) For the period of the class' inception, June 25, 2007 through the stated period end.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads).
    If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
9/30/07  (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 104.4%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Branson, MO, Regional Airport Transportation Development
District Airport Rev., "B", 6%, 2025                                                           $       205,000     $      203,432
Branson, MO, Regional Airport Transportation Development
District Airport Rev., "B", 6%, 2037                                                                   100,000             99,714
Branson, MO, Regional Airport Transportation Development
District Airport Rev., "B", 6%, 2037                                                                 1,075,000          1,059,337
Chicago, IL, O'Hare International Airport Rev., XLCA, 6%, 2029(u)                                    6,000,000          6,477,960
Chicago, IL, O'Hare International Airport Rev. (Second Lien
Passenger Facility), "D", AMBAC, 5.5%, 2019                                                          2,195,000          2,314,101
Chicago, IL, O'Hare International Airport Rev. (Third Lien
Passenger Facility), "A", MBIA, 5%, 2029                                                             4,345,000          4,450,844
Chicago, IL, O'Hare International Airport Rev. (Third Lien
Passenger Facility), "B", FSA, 5.75%, 2022 (u)                                                       8,000,000          8,592,560
Chicago, IL, O'Hare International Airport Rev. (Third Lien
Passenger Facility), "B", FSA, 5.75%, 2022                                                           1,125,000          1,208,329
Denver, CO, City & County Airport Rev., AMBAC, 6%, 2017 (u)                                          5,000,000          5,279,550
Indianapolis, IN, Local Public Improvement (Airport Authority
Project), "I", MBIA, 5%, 2034                                                                          900,000            906,453
Louisville & Jefferson County, KY, Regional Airport Authority,
"A", MBIA, 6.5%, 2017                                                                                3,000,000          3,066,270
Massachusetts Port Authority Rev., "C", 6.125%, 2010 (c)                                             1,500,000          1,596,720
Massachusetts Port Authority Rev., ETM, 13%, 2013 (c)                                                2,465,000          3,186,851
New York, NY, City Industrial Development Agency, Special
Facilities Rev. (Terminal One Group), 5.5%, 2024                                                       875,000            929,075
Niagara, NY, Frontier Transportation Authority Rev. (Buffalo-
Niagara International Airport), MBIA, 5.875%, 2013                                                   1,485,000          1,546,034
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017                                              1,080,000          1,128,589
                                                                                                                   --------------
                                                                                                                   $   42,045,819
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 10.0%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, FGIC, 6.125%, 2010 (c)                                                            $     3,785,000     $    4,074,931
Chicago, IL, AMBAC, 5.5%, 2018 (u)                                                                  11,800,000         13,000,768
Chicago, IL (Lakefront Millennium Parking Facilities), MBIA,
5.7%, 2012 (c)                                                                                       3,000,000          3,299,820
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)                                                   5,740,000          6,137,036
Commonwealth of Massachusetts, "B", ETM, FGIC, 7%, 2009 (c)                                          4,680,000          4,855,547
Commonwealth of Puerto Rico, FGIC, 5.5%, 2015 (u)                                                    6,000,000          6,699,720
Commonwealth of Puerto Rico, XLCA, 5.5%, 2017 (u)                                                    2,300,000          2,595,803
Commonwealth of Puerto Rico, Public Improvement, "A",
5.25%, 2027                                                                                          1,035,000          1,073,854
Country Club Hills, IL, "N", MBIA, 5%, 2031                                                          3,170,000          3,273,279
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                   200,000            213,652
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                   830,000            886,656
Delaware County, OH, 6.25%, 2010 (c)                                                                 1,000,000          1,089,890
Houston County, AL, AMBAC, 6.25%, 2009 (c)                                                           4,165,000          4,468,878
Interlocken Metropolitan District, CO, Improvement, "C", XLCA,
0%, 2027                                                                                             2,370,000            753,826
Kane Kendall County, IL, Capital Appreciation, "E", FGIC,
0%, 2023                                                                                             1,360,000            616,556
Kane Kendall County, IL, Capital Appreciation, "E", FGIC,
0%, 2025                                                                                             1,335,000            541,329
Massachusetts Consolidated Loan, "C", 5.875%, 2009 (c)                                               3,205,000          3,375,634
Mobile County, AL, 6%, 2009 (c)                                                                        800,000            835,360
New York, NY, "J", MBIA, 5%, 2017                                                                    2,000,000          2,056,340
New York, NY, Urban Development Corp., 5.5%, 2016                                                   13,365,000         13,513,084
Pittsfield, MA, MBIA, 5.5%, 2017                                                                       100,000            108,034
Schaumburg, IL, "B", FGIC, 5.25%, 2034                                                               2,000,000          2,105,840
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                   1,835,000            978,991
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                   3,150,000          1,370,691
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                   3,185,000          1,295,021
Southlake, TX, AMBAC, 0%, 2009 (c)                                                                   3,150,000          1,197,945
State of California, 5.5%, 2009 (c)(u)                                                              11,650,000         12,236,112
State of California, XLCA, 5.75%, 2009 (c)(u)                                                        2,405,000          2,546,101
State of California, XLCA, 5.75%, 2009 (c)(u)                                                       10,230,000         10,830,194
State of California, XLCA, 5.75%, 2009 (c)(u)                                                        1,115,000          1,180,417
State of California, 5%, 2031                                                                        8,715,000          8,870,911
State of Illinois, MBIA, 5.5%, 2025                                                                    500,000            518,840
State of Washington, 6.75%, 2010                                                                     3,880,000          4,149,427
State of Washington, 6%, 2012                                                                        4,360,000          4,795,259
State of Wisconsin, "C", 6%, 2010 (c)                                                                1,200,000          1,272,072
                                                                                                                   --------------
                                                                                                                   $  126,817,818
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                                               $     1,000,000     $    1,066,020
District of Columbia, MBIA, 6.5%, 2010                                                               3,095,000          3,319,016
District of Columbia, ETM, MBIA, 6.5%, 2010 (c)                                                      2,905,000          3,122,904
Massachusetts Bay Transportation Authority, General
Transportation Systems, "A", XLCA, 7%, 2021                                                         10,185,000         12,380,275
Massachusetts Bay Transportation Authority, General
Transportation Systems, "C", XLCA, 6.1%, 2013                                                       10,200,000         11,443,278
Williamson County, TX, AMBAC, 4.75%, 2032                                                            1,370,000          1,371,617
Worcester, MA, FSA, 6%, 2010 (c)                                                                     3,475,000          3,710,918
                                                                                                                   --------------
                                                                                                                   $   36,414,028
---------------------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 10.1%
---------------------------------------------------------------------------------------------------------------------------------
Adams 12 Five Star Schools, CO, "B", FGIC, 0%, 2025                                            $     2,190,000     $      902,630
Chicago, IL, Board of Education, MBIA, 6.25%, 2015                                                  20,295,000         22,636,023
Chicago, IL, Board of Education, FGIC, 5.25%, 2019 (u)                                              10,000,000         11,061,700
Clark County, NV, School District, "A", MBIA, 7%, 2010                                               4,000,000          4,336,640
DeSoto, TX, Independent School District, School Building, PSF,
0%, 2031                                                                                             1,725,000            509,772
DeSoto, TX, Independent School District, School Building, PSF,
0%, 2034                                                                                             1,300,000            325,494
DeSoto, TX, Independent School District, School Building, PSF,
0%, 2036                                                                                             1,630,000            366,017
Dudley-Charlton, MA, Regional School District, FGIC,
5.25%, 2017 (u)                                                                                      2,990,000          3,310,678
Ferris, TX, Independent School District, PSF, 5.5%, 2034                                             3,000,000          3,179,370
Florida Board of Education, Capital Outlay, 9.125%, 2014                                             1,735,000          2,038,556
Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014(c)                                       265,000            342,862
Forsyth County, GA, School District, 6%, 2010 (c)                                                      865,000            928,439
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                                               1,225,000          1,416,088
Gilroy, CA, Unified School District, FGIC, 5%, 2027                                                  1,000,000          1,035,690
Goose Creek, TX, Consolidated School District, PSF, 5%, 2009(c)                                      2,500,000          2,568,925
Grand Blanc, MI, Community Schools (School Building & Site),
FSA, 5%, 2028                                                                                        1,000,000          1,037,960
Irving, TX, Independent School District, Capital Appreciation,
PSF, 0%, 2026                                                                                        2,505,000            979,931
Joshua, TX, Independent School District, PSF, 4.75%, 2033                                           11,585,000         11,638,754
Kane, Cook & DuPage Counties, IL, FSA, 6.375%, 2011 (c)                                              1,245,000          1,351,809
Kane, Cook & DuPage Counties, IL, FSA, 6.5%, 2011 (c)                                                1,345,000          1,465,485
Keller, TX, Independent School District, PSF, 6%, 2017                                                 225,000            239,319
Knox County, KY, XLCA, 5.625%, 2014 (c)                                                              1,150,000          1,291,163
Knox County, KY, Independent School District, XLCA,
5.5%, 2014 (c)                                                                                         640,000            713,562
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2014 (c)                                                                      2,250,000            855,675
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2014 (c)                                                                      2,000,000            715,200
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 5%, 2034                                                                         12,000,000         12,371,635
Lane County, OR, School District, 6.25%, 2010 (c)                                                    1,150,000          1,229,500
Lane County, OR, School District, 6.25%, 2010 (c)                                                    1,000,000          1,069,130
Leander, TX, Independent School District, PSF, 0%, 2018                                              7,385,000          3,907,551
Leander, TX, Independent School District, Capital
Appreciation, Refunding, School Building, "N", PSF, 0%, 2029                                         4,000,000          1,256,880
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                                             1,000,000          1,143,690
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                                             1,000,000          1,143,790
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009 (c)                                               700,000            724,388
Palos Verdes Peninsula, CA, Capital Appreciation, "N", FSA,
0%, 2029                                                                                             5,000,000          1,764,700
Phenix City, AL, AMBAC, 5.65%, 2010 (c)                                                              1,500,000          1,611,540
Philadelphia, PA, School District, MBIA, 6%, 2010 (c)                                                  750,000            792,255
Prosper, TX, Independent School District, Capital
Appreciation, School Building, "N", PSF, 0%, 2031                                                    2,275,000            662,935
Rancho Santiago, CA, Community College District, Election of
2002, MBIA, 5%, 2013 (c)                                                                             2,200,000          2,372,326
Rockwall, TX, Independent School District, Unrefunded, Capital
Appreciation, "N", PSF, 0%, 2014                                                                        90,000             64,362
Roma, TX, Independent School District, PSF, 5.875%, 2010 (c)                                         1,705,000          1,813,489
San Jose Evergreen, CA, Community College District, Election
2004, "A", MBIA, 0%, 2028                                                                              740,000            251,126
San Marcos, TX, Independent School District, PSF,
5.625%, 2014 (c)                                                                                     2,000,000          2,235,420
San Marcos, TX, Independent School District, PSF,
5.625%, 2014 (c)                                                                                     2,000,000          2,235,420
San Rafael, CA, Elementary School District, Election of 1999,
MBIA, 5%, 2028                                                                                       2,500,000          2,578,725
Santa Clarita Community College District, CA, Election 2006,
MBIA, 0%, 2030                                                                                       1,610,000            506,587
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2028                                         1,900,000          2,000,586
Sunnyvale, TX, Independent School District, PSF, 5.25%, 2031                                         2,000,000          2,097,920
Wattsburg, PA, Public School Building Authority Rev., Capital
Appreciation, MBIA, 0%, 2029                                                                         2,150,000            769,528
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                                1,665,000          1,763,568
Williamson County, TN, Rural School, 6.125%, 2010 (c)                                                1,765,000          1,869,488
Wylie, TX, Independent School District, PSF, 5.25%, 2029                                             5,035,000          5,249,491
                                                                                                                   --------------
                                                                                                                   $  128,733,772
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 18.3%
---------------------------------------------------------------------------------------------------------------------------------
Akron Bath Copley, OH, Hospital Rev. (Children's Hospital),
FSA, 5.25%, 2025                                                                               $     1,000,000     $    1,050,020
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), 9.25%, 2010 (c)                                                          650,000            768,521
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), "A", 5%, 2028                                                            255,000            238,269
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), "A", 5.375%, 2040                                                      3,995,000          3,813,787
Allegheny County, PA, Hospital Development Authority Rev.
(West Penn Allegheny Health), "B", 9.25%, 2010 (c)                                                     350,000            413,819
Baxter County, AR, Hospital Rev., 5.375%, 2014                                                       2,000,000          2,031,260
Baxter County, AR, Hospital Rev., 5.6%, 2021                                                         1,750,000          1,768,515
California Statewide Communities Development Authority Rev.
(Valleycare Health Systems), "A", 5.125%, 2031                                                         100,000             93,541
California Statewide Communities Development Authority Rev.
(Valleycare Health Systems), "A", 5%, 2022                                                             195,000            188,458
Chemung County, NY, Civic Facilities Rev. (St. Joseph's
Hospital-Elmira), "A", 6%, 2013                                                                        515,000            522,514
Colorado Health Facilities Authority Rev. (Portercare
Adventist Health Systems), 6.625%, 2011 (c)                                                          1,750,000          1,968,033
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.),
7.5%, 2030                                                                                             900,000            955,512
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2011(c)                                         500,000            544,550
District of Columbia, Hospital Rev. (Medlantic Healthcare),
ETM, MBIA, 5.25%, 2019 (c)                                                                           6,750,000          6,926,445
Elkhart County, IN, Hospital Authority Rev. (Elkhart General
Hospital, Inc.), 5.25%, 2018                                                                         1,000,000          1,021,190
Elkhart County, IN, Hospital Authority Rev. (Elkhart General
Hospital, Inc.), 5.25%, 2020                                                                         4,345,000          4,396,792
Florence County, SC, Hospital Rev. (McLeod Regional Medical
Center), "A", FSA, 5.25%, 2034                                                                       5,000,000          5,237,300
Fulton County, NY, Industrial Development Agency, Civic
Facilities Rev. (Nathan Littauer Hospital), "A", 5.75%, 2009                                           160,000            160,859
Gainesville & Hall Counties, GA, Hospital Authority Rev.
(Northeast Georgia Health System, Inc.), 5.5%, 2011 (c)                                              2,000,000          2,127,700
Glendale, AZ, Industrial Development Authority, (John C.
Lincoln Health), 5%, 2042                                                                            1,430,000          1,329,643
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                                                          2,100,000          2,138,640
Harris County, TX, Health Facilities Development Corp.
Hospital Rev. (Memorial Herman Healthcare), 6.375%, 2011 (c)                                         2,000,000          2,204,760
Harris County, TX, Health Facilities Development Corp., "A",
(Texas Children's Hospital), ETM, 5.375%, 2015 (c)                                                   4,300,000          4,484,814
Henrico County, VA, Industrial Development Authority Rev. (Bon
Secours) RIBS, FSA, 7.528%, 2027 (p)                                                                 5,000,000          6,488,800
Highlands County, FL, Health Facilities Authority Rev.
(Adventist/Sunbelt Hospital), 6%, 2011 (c)                                                           1,350,000          1,480,734
Huntsville, AL, Health Care Authority Rev., 5.625%, 2011 (c)                                         2,595,000          2,799,149
Illinois Development Finance Authority Rev. "A" (Provena
Health), MBIA, 5.25%, 2012                                                                           1,600,000          1,630,160
Illinois Educational Facilities Authority Rev. (Centegra
Health Systems), 5.25%, 2024                                                                         5,500,000          5,583,600
Illinois Health Facilities Authority Rev. (Advocate Health
Care Network), 6.375%, 2010 (c)                                                                      1,800,000          1,949,256
Illinois Health Facilities Authority Rev. (Condell Medical
Center), 6.35%, 2015                                                                                 7,500,000          7,865,400
Illinois Health Facilities Authority Rev. (Decatur Memorial
Hospital), 5.75%, 2024                                                                               3,000,000          3,122,370
Illinois Health Facilities Authority Rev. (Passavant Memorial
Area Hospital Associates), 6%, 2010 (c)                                                              1,500,000          1,617,465
Illinois Health Facilities Authority Rev. (Riverside Health
Systems), 5.75%, 2012 (c)                                                                            2,625,000          2,886,476
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037                                                                                          3,040,000          3,087,454
Illinois Health Facilities Authority Rev., "A", (Advocate
Health), MBIA, 5.7%, 2011                                                                              660,000            674,117
Indiana Health & Educational Facilities Authority, Hospital
Rev. (Clarian Health), "A", 5%, 2039                                                                 1,170,000          1,162,594
Indiana Health & Educational Facilities Authority, Hospital
Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037                                         6,215,000          6,125,566
Indiana Health & Educational Facilities Authority, Hospital
Rev. (Community Foundation of Northwest Indiana), "A",
6.375%, 2011 (c)                                                                                       380,000            420,398
Indiana Health & Educational Facilities Authority, Hospital
Rev. (Community Foundation of Northwest Indiana), "A",
6.375%, 2031                                                                                           120,000            124,285
Indiana Health & Educational Facilities Authority, Hospital
Rev. (Community Foundation of Northwest Indiana), "A",
6.375%, 2011 (c)                                                                                       185,000            204,667
Indiana Health & Educational Facilities Authority, Hospital
Rev. (Community Foundation of Northwest Indiana), "A",
6.375%, 2021                                                                                         1,515,000          1,584,084
Indiana Health & Educational Facilities Authority, Hospital
Rev. (Deaconess Hospital), "A", AMBAC, 5.375%, 2034                                                  2,640,000          2,773,294
Indiana Health & Educational Facilities Authority, Hospital
Rev. (Riverview Hospital), 5.25%, 2014                                                                 400,000            405,360
Indiana Health & Educational Facilities Authority, Hospital
Rev. (Riverview Hospital), 6.125%, 2031                                                                250,000            258,810
Iowa Finance Authority, Health Care Facilities Rev. (Genesis
Medical Center), 6.125%, 2016                                                                        2,195,000          2,300,953
Kentucky Economic Development Finance Authority (Norton
Healthcare), "A", 6.5%, 2010 (c)                                                                     2,355,000          2,565,584
Kentucky Economic Development Finance Authority (Norton
Healthcare), "A", 6.625%, 2010 (c)                                                                     195,000            213,123
Kentucky Economic Development Finance Authority, Unrefunded
(Norton Healthcare), "A", 6.5%, 2020                                                                 3,645,000          3,870,589
Kentucky Economic Development Finance Authority, Unrefunded
(Norton Healthcare), "A", 6.625%, 2028                                                                  55,000             58,246
Knox County, TN, Health Educational Hospital Facility (Baptist
Health Systems, East Tennessee), 6.375%, 2022                                                        1,000,000          1,034,970
Knox County, TN, Health, Educational & Housing Facilities
Board Rev. (University Health Systems, Inc.), 5.25%, 2027                                              975,000            981,523
Knox County, TN, Health, Educational, Hospital & Housing
Facilities Board Rev. (Covenant Health), "A", 0%, 2035                                               3,205,000            752,534
Knox County, TN, Health, Educational, Hospital & Housing
Facilities Board Rev. (Covenant Health), "A", 0%, 2037                                               1,375,000            288,613
Knox County, TN, Health, Educational, Hospital & Housing
Facilities Board Rev. (Covenant Health), "A", 0%, 2036                                               2,010,000            446,260
Knox County, TN, Health, Educational, Hospital & Housing
Facilities Board Rev. (University Health Systems, Inc.),
5.25%, 2036                                                                                          1,300,000          1,288,599
Lauderdale County & Florence, AL (Coffee Health Group), "A",
MBIA, 5.25%, 2019                                                                                    1,100,000          1,134,078
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial
Health System), 5.5%, 2032                                                                             295,000            296,478
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial
Health System), 5.5%, 2037                                                                             310,000            310,651
Macomb County, MI, Hospital Finance Authority Rev. (Mount
Clemens General Hospital), 5.75%, 2025                                                               1,000,000          1,023,180
Marion County, FL, Hospital District (Munroe Regional Medical
Center), 5.625%, 2009 (c)                                                                            2,880,000          3,024,922
Marion County, FL, Hospital District, Unrefunded (Munroe
Regional Medical Center), 5.625%, 2019                                                                 480,000            494,304
Marshall County, AL, Health Care Authority Rev., "A",
6.25%, 2022                                                                                            500,000            538,365
Marshall County, AL, Health Care, "A", 5.75%, 2015                                                   1,000,000          1,059,590
Martin County, FL, Health Facilities (Martin Memorial Medical
Center), "B", 5.875%, 2012 (c)                                                                       2,200,000          2,444,772
Martin County, FL, Health Facilities Authority Rev. (Martin
Memorial Medical Center), "A", 5.75%, 2012 (c)                                                         850,000            939,650
Maryland Health & Higher Educational Facilities Authority Rev.
(Medstar Health), 5.5%, 2033                                                                         1,420,000          1,454,946
Maryland Health & Higher Educational Facilities Authority Rev.
(University of Maryland Medical System), 6.75%, 2010 (c)                                             2,000,000          2,184,520
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), "A", 5.7%, 2015                                                                   3,550,000          3,629,520
Massachusetts Health & Educational Facilities Authority Rev.
(Caritas Christi), "B", 6.5%, 2012                                                                     400,000            425,612
Massachusetts Health & Educational Facilities Authority Rev.
(Partners Healthcare Systems), "C", 5.75%, 2021                                                      1,900,000          2,009,060
Massachusetts Health & Educational Facilities Authority Rev.
(Partners Healthcare Systems), "G", 5%, 2032                                                         5,235,000          5,331,690
Mecosta County, MI, General Hospital Rev., 6%, 2018                                                    300,000            305,481
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai
Medical Center), "A", 6.7%, 2019                                                                       750,000            794,940
Miami Dade County, FL (Public Facilities Jackson Health
Systems), "A", MBIA, 5%, 2029                                                                        4,040,000          4,153,605
Michigan Hospital Finance Authority Rev. (Memorial Healthcare
Center), 5.75%, 2015                                                                                   800,000            822,960
Michigan Hospital Finance Authority Rev. (Mercy Mount
Clemens), MBIA, 5.75%, 2009 (c)                                                                      2,900,000          3,030,848
Michigan Hospital Finance Authority Rev. (Sisters of Mercy
Health System), ETM, MBIA, 5.375%, 2014 (c)                                                            515,000            539,957
Michigan Hospital Finance Authority Rev., "A" (Crittenton),
5.625%, 2027                                                                                         1,000,000          1,042,730
Monroe County, MI, Hospital Finance Authority, Hospital Rev.
(Mercy Memorial Hospital Corp.), 5.5%, 2035                                                          2,995,000          2,824,555
Monroe County, PA, Hospital Authority Rev. (Pocono Medical
Center), 6%, 2014 (c)                                                                                  750,000            844,013
Montgomery, AL, Medical Clinic Board Health Care Facility Rev.
(Jackson Hospital & Clinic), 5.25%, 2031                                                               585,000            557,710
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
Hospital), 5.625%, 2032                                                                              1,710,000          1,762,497
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.875%, 2011                                              280,000            288,109
New Hampshire Health & Education Facilities Rev. (Exeter
Hospital), 6%, 2016                                                                                  1,000,000          1,076,700
New Hampshire Health & Educational Facilities Authority Rev.
(Covenant Health), 6.5%, 2017                                                                          765,000            833,184
New Hampshire Health & Educational Facilities Authority Rev.
(Exeter Hospital), 6%, 2024                                                                            500,000            535,870
New Jersey Health Care Facilities (Palisades Medical Center),
6.5%, 2021                                                                                             500,000            532,230
New Jersey Health Care Facilities, Financing Authority Rev.
(Saint Barnabas Health) Capital Appreciation, "B", 0%, 2036                                          4,695,000            839,372
New Jersey Health Care Facilities, Financing Authority Rev.
(Saint Barnabas Health) Capital Appreciation, "B", 0%, 2038                                         18,145,000          2,860,559
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2013 (c)                                                     5,000,000          5,608,200
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013                                                                    900,000            879,255
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), "B", 6%, 2014                                                                               600,000            639,492
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), "B", 6.6%, 2031                                                                             255,000            270,269
Orange County, FL, Health Facilities Authority Hospital Rev.
(Adventist Health Systems), 5.625%, 2012 (c)                                                         1,490,000          1,638,538
Orange County, FL, Health Facilities Authority Rev. (Orlando
Regional Healthcare), 5.75%, 2012 (c)                                                                2,230,000          2,448,362
Peninsula Ports Authority, VA, Hospital Facility Rev.
(Whittaker Memorial), FHA, 8.7%, 2023                                                                1,510,000          1,679,392
Pennsylvania Higher Educational Facilities Authority, Health
Services Rev. (Allegheny Delaware Valley), MBIA, 5.875%, 2016                                        5,000,000          5,062,850
Philadelphia, PA, Hospitals & Higher Education Facilities
Authority Rev. (Temple University Hospital), "A", 5.5%, 2030                                         3,210,000          3,224,124
Rhode Island Health & Education Building Corp. Rev., Hospital
Financing (Lifespan Obligated Group), 6.5%, 2012 (c)                                                 1,500,000          1,692,525
Rhode Island Health & Educational Building Corp., Hospital
Financing (Lifespan Obligated Group), 6.375%, 2012 (c)                                               1,730,000          1,942,479
Rhode Island Health & Educational Building Corp., Hospital
Financing (Lifespan Obligated Group), 6.375%, 2021                                                     270,000            292,993
Rhode Island Health & Educational Building Corp., Hospital
Financing (Lifespan Obligated Group), "A", FSA, 5%, 2032                                             3,945,000          4,036,287
Richland County, OH, Hospital Facilities Rev. (Medcentral
Health), "B", 6.375%, 2010 (c)                                                                         665,000            726,100
Richland County, OH, Hospital Facilities Rev. (Medcentral
Health), "B", 6.375%, 2022                                                                             335,000            356,373
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.7%, 2016                                                                             770,000            792,938
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare
Systems, Inc.), 6.5%, 2027                                                                             290,000            294,135
Shelby County, TN, Educational & Hospital Facilities Board
Hospital Rev., Refunded Balance (Methodist Healthcare),
6.375%, 2012 (c)                                                                                     1,255,000          1,407,445
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)                                                     300,000            331,425
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012 (c)                                                     500,000            552,375
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)                                                 745,000            835,495
Skagit County, WA, Public Hospital District No. 001, 5.75%, 2032                                       445,000            460,188
South Carolina Jobs & Economic Development Authority Rev. (Bon
Secours Health Systems, Inc.), "A", 5.625%, 2030                                                     2,055,000          2,116,897
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                                                500,000            521,975
Southwestern Illinois Development Authority Rev. (Anderson
Hospital), 5.125%, 2036                                                                                645,000            606,616
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2010 (c)                                 1,500,000          1,619,820
Suffolk County, NY, Industrial Development Agency, Civic
Facilities Rev. (Huntington Hospital), "C", 5.875%, 2032                                             1,000,000          1,025,700
Sumner County, TN, Health, Educational & Housing Facilities
Board Rev. (Sumner Regional Health), "A", 5.5%, 2046                                                 2,000,000          1,980,840
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020                                                                             3,000,000          3,096,660
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021                                                                                   400,000            421,468
Upper Illinois River Valley Development, Health Facilities
Rev. (Morris Hospital), 6.625%, 2031                                                                   500,000            527,470
Valley, AL, Special Care Facilities Financing (Lanier Memorial
Hospital), 5.5%, 2007                                                                                  500,000            500,390
Vigo County, IN, Hospital Authority Rev. (Union Hospital),
5.8%, 2047                                                                                           2,715,000          2,694,773
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.375%, 2012 (c)                                                                       750,000            842,543
Weirton, WV, Municipal Hospital Building, Commission Rev.
(Weirton Hospital Medical Center), 6.375%, 2031                                                        500,000            516,780
West Plains, MO, Industrial Development Authority Rev. (Ozarks
Medical Center), 6.75%, 2024                                                                           195,000            198,641
West Shore, PA, Hospital Authority (Holy Spirit Hospital),
6.25%, 2032                                                                                          1,000,000          1,028,320
West Shore, PA, Hospital Authority Rev. (Holy Spirit
Hospital), 6.2%, 2026                                                                                1,250,000          1,290,225
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2019                                                                                 3,095,000          3,357,270
Wichita, KS, Hospital Authority Rev. (Via Christi Health
System), 6.25%, 2020                                                                                 2,465,000          2,668,042
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 6%, 2017                                                                  845,000            884,901
Wisconsin Health & Educational Facilities Authority Rev.
(Agnesian Healthcare, Inc.), 6%, 2021                                                                  650,000            674,811
Wisconsin Health & Educational Facilities Authority Rev.
(Aurora Health Care, Inc.), 6.875%, 2030                                                             2,750,000          2,951,218
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Healthcare), 5.25%, 2031                                                         3,200,000          3,148,448
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Services), 5.75%, 2012 (c)                                                       3,000,000          3,277,650
Wisconsin Health & Educational Facilities Authority Rev.
(Wheaton Franciscan Services), 6.25%, 2012 (c)                                                       1,000,000          1,112,560
Yonkers, NY, Industrial Development Agency, Civic Facilities
Rev. (St. John's Riverside Hospital), 6.8%, 2016                                                       355,000            379,239
                                                                                                                   --------------
                                                                                                                   $  232,991,130
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.125%, 2016                                                               $       505,000     $      484,830
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.5%, 2026                                                                       1,130,000          1,054,640
Colorado Health Facilities Authority Rev. (Evangelical),
6.9%, 2010 (c)                                                                                         305,000            340,834
Colorado Health Facilities Authority Rev. (Evangelical),
6.9%, 2025                                                                                             195,000            211,357
Cumberland County, PA, Municipal Authority, Retirement
Community Rev. (Wesley), "A", 7.25%, 2013 (c)                                                          270,000            316,251
Cumberland County, PA, Municipal Authority, Retirement
Community Rev. (Wesley), "A", 7.25%, 2013 (c)                                                          105,000            122,987
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling
Hills), "A", GNMA, 6%, 2021                                                                            200,000            213,672
Indiana Health Facilities Financing Authority Rev. (Hoosier
Care, Inc.), 7.125%, 2034                                                                              790,000            799,622
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), "A", 5.5%, 2025                                                                1,205,000          1,208,205
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives), 9.25%, 2011 (c)                                                                          465,000            558,623
Millbrae, CA, Residential Facilities Rev. (Magnolia of
Millbrae), "A", 7.375%, 2027                                                                           890,000            917,394
Montana Facility Finance Authority Rev. (Senior Living St.
Johns Lutheran), "A", 6.125%, 2036                                                                     170,000            172,805
Shelby County, TN, Health, Educational & Housing Facilities
Board Rev. (Germantown Village), "A", 7.25%, 2034                                                      385,000            392,392
                                                                                                                   --------------
                                                                                                                   $    6,793,612
---------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities &
Community Development Authority Rev. (Westside Rehab Center
Project), "B", 6.5%, 2013                                                                      $       410,000     $      419,246
Nassau County, NY, Industrial Development Civic (Special Needs
Facilities), 6.1%, 2012                                                                                150,000            151,952
Orange County, FL, Health Facilities Authority Rev. (GF/
Orlando Healthcare Facilities), 9%, 2031                                                             1,000,000          1,104,860
                                                                                                                   --------------
                                                                                                                   $    1,676,058
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev. (United Airlines),
5.25%, 2032                                                                                    $       720,000     $      667,181
Denver, CO, City & County Airport Rev. (United Airlines),
5.75%, 2032                                                                                            615,000            616,851
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C",
7%, 2012                                                                                               300,000            312,168
New York, NY, Industrial Development Agencies Rev. (American
Airlines, Inc.), 7.625%, 2025                                                                          970,000          1,097,419
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines,
Inc.), "B", 5.65%, 2035                                                                              1,000,000            999,580
                                                                                                                   --------------
                                                                                                                   $    3,693,199
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical
Co.), 5.7%, 2033                                                                               $     4,500,000     $    4,718,790
Brazos River, TX, Harbor Navigation District (Dow Chemical
Co.), "B-2", 4.95%, 2033                                                                               885,000            862,379
Red River Authority, TX, Pollution Control Rev. (Celanese
Project), "B", 6.7%, 2030                                                                            1,000,000          1,038,450
                                                                                                                   --------------
                                                                                                                   $    6,619,619
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Management, Inc.), "A-2", 5.4%, 2025                                      $     1,750,000     $    1,752,363
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw
Environmental), "A", 7.45%, 2017                                                                     2,500,000          2,550,750
Charles City County, VA, Industrial Development Authority,
Solid Waste Disposal Facility Rev. (Waste Management, Inc.),
6.25%, 2027                                                                                            500,000            532,945
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste
Management, Inc.), 5.7%, 2018                                                                        1,960,000          2,064,488
Gloucester County, NJ, Solid Waste Resource Recovery Rev.
(Waste Management, Inc.), 6.85%, 2029                                                                  150,000            157,202
Massachusetts Development Finance Agency Rev. (Waste
Management, Inc.), "B", 6.9%, 2029                                                                     300,000            314,394
Nevada Department of Business & Industry Rev. (Republic
Services, Inc.), 5.625%, 2026                                                                        1,950,000          2,074,508
New Hampshire Business Finance Authority, Solid Waste Disposal
Rev. (Waste Management, Inc.), 5.2%, 2027                                                              665,000            646,673
                                                                                                                   --------------
                                                                                                                   $   10,093,323
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8%, 2024 (d)                                                                $     3,000,000     $           30
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX
Corp.), 5.4%, 2017                                                                             $       500,000     $      525,315
Gulf Coast, TX, Industrial Development Authority (Valero
Energy Corp.), 5.6%, 2031                                                                              500,000            504,130
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy
Holdings LLC Project), 7%, 2036                                                                        320,000            333,184
Hardeman County, TN, Correctional Facilities Corp.
(Corrections Corp. of America), 7.375%, 2017                                                           500,000            509,945
Liberty, NY, Development Corp. Rev. (Goldman Sachs
Headquarters), 5.25%, 2035                                                                           4,360,000          4,639,432
Massachusetts Development Finance Agency Rev., Resource
Recovery (Fluor Corp.), 5.625%, 2019                                                                11,545,000         11,938,800
Massachusetts Industrial Finance Agency Rev. (Welch Foods,
Inc.), 5.6%, 2017                                                                                    1,300,000          1,328,340
Park Creek Metropolitan District, CO, Rev. (Custodial
Receipts), "CR-2", 7.875%, 2032 (n)                                                                    400,000            434,904
Pennsylvania Economic Development Financing Authority Rev.
(Amtrak), 6.125%, 2021                                                                                 550,000            577,203
Port Corpus Christi, TX, Nueces County General Rev. (Union
Pacific Corp.), 5.35%, 2010                                                                            670,000            671,273
Tooele County, UT, Hazardous Waste Treatment Rev. (Union
Pacific Corp.), 5.7%, 2026                                                                           4,620,000          4,720,208
                                                                                                                   --------------
                                                                                                                   $   26,182,734
---------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal
Rev. (Georgia Pacific Corp.), 5.75%, 2028                                                      $       260,000     $      248,721
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A",
6.25%, 2012 (c)                                                                                      2,400,000          2,658,504
Georgetown County, SC, Environmental Improvement
(International Paper Co.), 5.7%, 2014                                                                1,400,000          1,493,702
Jay, ME, Solid Waste Disposal Rev., "A" (International Paper
Co.), 5.125%, 2018                                                                                   1,500,000          1,507,575
Mobile, AL, Industrial Development Board Improvement Rev., "B"
(International Paper Co.), 6.45%, 2019                                                               2,000,000          2,073,800
Navajo County, AZ, Industrial Development Authority Rev.
(Stone Container Corp.), 7.4%, 2026                                                                  1,500,000          1,513,185
Navajo County, AZ, Industrial Development Authority Rev.
(Stone Container Corp.), 7.2%, 2027                                                                    500,000            511,075
Onondaga County, NY, Industrial Development Authority Rev.,
Solid Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014                                          800,000            825,528
Rockdale County, GA, Development Authority Project Rev. (Visy
Paper Project), "A", 6.125%, 2034                                                                    2,055,000          2,068,440
Sabine River Authority Rev., Louisiana Water Facilities
(International Paper Co.), 6.2%, 2025                                                                1,250,000          1,300,113
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                                                    550,000            541,442
                                                                                                                   --------------
                                                                                                                   $   14,742,085
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports
Museum), "A", 6.125%, 2019                                                                     $       265,000     $      270,634
Seneca Nation Indians, NY, Capital Improvements Authority
Special Obligation, 5%, 2023 (n)                                                                       185,000            177,598
                                                                                                                   --------------
                                                                                                                   $      448,232
---------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.6%, 2011 (c)                                                                            $       300,000     $      327,114
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.7%, 2011 (c)                                                                                    400,000            437,364
Austin, TX, Convention Enterprises, Inc., Rev., "B", 5.75%, 2034                                       520,000            509,600
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013(n)                                      2,690,000          2,690,511
Toledo Lucas County, OH, Port Authority Development Rev.
(Northwest Ohio Bond Fund), "C", 5.125%, 2025                                                           65,000             64,730
                                                                                                                   --------------
                                                                                                                   $    4,029,319
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5%, 2035                                                   $       545,000     $      531,364
Bay County, FL, Housing Finance Authority, Multi-Family Rev.
(Andrews Place II Apartments), FSA, 5.1%, 2046                                                       1,270,000          1,234,389
California Statewide Communities Development Authority Rev.
(Irvine Apartments), 5.25%, 2025                                                                     4,500,000          4,589,955
Charter Mac Equity Issuer Trust, FRN, 6.625%, 2009 (n)                                               2,000,000          2,076,040
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (n)                                                 1,000,000            993,020
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (n)                                                   500,000            501,500
Indianapolis, IN, Multi-Family Rev. (Cambridge Station
Apartments II), FNMA, 5.25%, 2039                                                                    1,465,000          1,480,500
Michigan Housing Development Authority, GNMA, 5.2%, 2038                                             1,200,000          1,208,028
Munimae, TE Bond Subsidiary LLC, "A-2", 4.9%, 2049 (n)                                               2,000,000          2,023,600
Newark, NJ, Housing Authority (Port Authority - Newark Marine
Terminal), MBIA, 5.5%, 2014 (c)                                                                      1,000,000          1,101,820
North Charleston, SC, Housing Authority Rev. (Horizon
Village), "A", FHA, 5.15%, 2048                                                                        305,000            297,393
Seattle, WA, Housing Authority Rev., Capped Fund Program (High
Rise Rehab), "I", FSA, 5%, 2025                                                                      2,085,000          2,062,899
Tampa, FL, Housing Finance Authority, Multi-Family Rev.
(Meridian River Development Corp.), 4.75%, 2026                                                      1,465,000          1,452,328
                                                                                                                   --------------
                                                                                                                   $   19,552,836
---------------------------------------------------------------------------------------------------------------------------------
Parking - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                            $       375,000     $      246,814
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                    550,000            338,712
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                  1,185,000            682,370
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                    300,000            161,796
                                                                                                                   --------------
                                                                                                                   $    1,429,692
---------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC,
6%, 2009 (c)                                                                                   $     1,015,000     $    1,067,141
Illinois Sales Tax Rev., "O", 0%, 2009                                                               8,965,000          8,430,327
Illinois Sales Tax Rev., "P", 6.5%, 2022                                                             5,000,000          5,933,550
Massachusetts Bay Transportation Authority Mass Sales Tax
Rev., "A-2", 0%, 2028                                                                                6,930,000          2,482,742
Metropolitan Atlanta, GA, Rapid Transit Authority Rev., 6.25%, 2018                                  4,580,000          5,184,056
Metropolitan Pier & Expo, IL, McCormick Place Expansion, MBIA,
5.25%, 2042                                                                                          3,340,000          3,484,956
Wyandotte County, KS, Unified Government Special Obligation
Rev. (Sales Tax - Second Lien Area B), 5%, 2020                                                      2,165,000          2,183,013
                                                                                                                   --------------
                                                                                                                   $   28,765,785
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM,
8.875%, 2011 (c)                                                                               $     2,510,000     $    2,979,295
Brevard County, FL, Housing Finance Authority Rev. "B", GNMA,
6.5%, 2022                                                                                             126,000            128,368
Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev., "A", GNMA, 6.05%, 2032                                                                2,030,000          2,144,005
California Rural Home Mortgage Finance Authority Rev., GNMA,
6.55%, 2030                                                                                            385,000            393,335
California Rural Home Mortgage Finance Authority Rev., GNMA,
7.3%, 2031                                                                                              35,000             35,041
California Rural Home Mortgage Finance Authority Rev., "A",
GNMA, 5.75%, 2044                                                                                      760,000            807,690
Chicago, IL, Single Family Mortgage Rev., "A", GNMA,
5.5%, 2043                                                                                           2,500,000          2,648,250
Chicago, IL, Single Family Mortgage Rev., "B", GNMA, 6%, 2033                                          515,000            524,085
Chicago, IL, Single Family Mortgage Rev., "C", GNMA,
7.05%, 2030                                                                                             35,000             35,459
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7%, 2032                                           80,000             82,139
Chicago, IL, Single Family Mortgage Rev., "C", GNMA,
5.5%, 2038                                                                                           1,500,000          1,573,050
Chicago, IL, Single Family Mortgage Rev., "C", GNMA,
5.75%, 2042                                                                                          3,945,000          4,211,011
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                            320,000             85,696
Denver, CO, Single Family Mortgage Rev., GNMA, 7.3%, 2031                                               85,000             85,042
Escambia County, FL, Single Family Housing Rev., GNMA,
6.95%, 2024                                                                                            180,000            185,112
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1",
GNMA, 6.625%, 2023                                                                                     585,000            612,325
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1",
GNMA, 6.75%, 2030                                                                                      710,000            735,723
Jefferson Parish, LA, Single Family Mortgage Rev., "D-1",
GNMA, 7.5%, 2026                                                                                       105,000            107,397
Lubbock, TX, Housing Finance Corp. Rev., GNMA, 6.1%, 2030                                            1,135,000          1,162,138
Manatee County, FL, Housing Finance Mortgage Rev. (Single
Family, Subordinated), Series 3, GNMA, 6.5%, 2023                                                       95,000             95,151
Manatee County, FL, Housing Finance Mortgage Rev. (Single
Family, Subordinated), Series 3, GNMA, 5.3%, 2028                                                      615,000            628,069
Manatee County, FL, Housing Finance Mortgage Rev. (Single
Family, Subordinated), Series 3, GNMA, 5.4%, 2029                                                      210,000            214,967
Maricopa County, AZ, Single Family Mortgage Rev., "B", GNMA,
6.2%, 2034                                                                                             110,000            111,665
Nortex Housing Financing Corp., TX, Single Family Mortgage
Rev., "A", GNMA, 5.5%, 2038                                                                          3,500,000          3,694,530
Oklahoma County, OK, Home Finance Authority, Single Family
Mortgage Rev., "A", GNMA, 5.4%, 2038                                                                 2,490,000          2,625,057
Permian Basin Housing Finance Corp., TX, Single Family
Mortgage Backed Securities (Mortgage Backed Project) "A",
GNMA, 5.65%, 2038                                                                                    1,825,000          1,902,216
Pima County, AZ, Industrial Development Authority Rev., "B-1",
GNMA, 7.05%, 2030                                                                                      335,000            335,737
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.45%, 2029                                                                                 700,000            701,526
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.9%, 2035                                                                                1,000,000          1,059,200
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 6.25%, 2035                                                                                 435,000            457,063
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.8%, 2036                                                                                2,650,000          2,860,702
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A", GNMA, 5.45%, 2038                                                                               4,765,000          4,963,796
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 6.875%, 2026                                                                              160,000            160,688
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 5.75%, 2037                                                                               840,000            895,339
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 6%, 2035                                                                                1,300,000          1,399,606
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 5.5%, 2037                                                                              1,480,000          1,538,549
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-4", GNMA, 5.85%, 2037                                                                               345,000            369,561
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.8%, 2027                                                                              1,130,000          1,178,906
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.7%, 2036                                                                              2,495,000          2,670,573
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.9%, 2037                                                                                625,000            671,894
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-2", GNMA, 6.45%, 2033                                                                             1,070,000          1,130,969
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-4", GNMA, 5.55%, 2038                                                                             1,985,000          2,085,302
St. Tammany Parish, LA, Single Family Mortgage Rev. (Home
Ownership Program), "A", GNMA, 5.25%, 2039                                                           1,199,472          1,220,355
                                                                                                                   --------------
                                                                                                                   $   51,506,582
---------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev., Mortgage Backed
Securities Program, "B", GNMA, 4.45%, 2034                                                     $       790,000     $      782,274
California Housing Finance Agency Rev., Home Mortgage, FSA,
0%, 2019                                                                                             5,365,000          2,564,202
California Housing Finance Agency Rev., Home Mortgage, MBIA,
0%, 2028                                                                                             2,515,000            842,575
Colorado Housing & Finance Authority Rev., 6.05%, 2016                                                 175,000            177,674
Colorado Housing & Finance Authority Rev., 7.45%, 2016                                                 135,000            137,504
Colorado Housing & Finance Authority Rev., 6.875%, 2028                                                 45,000             45,007
Colorado Housing & Finance Authority Rev., 6.8%, 2030                                                  235,000            241,291
Colorado Housing & Finance Authority Rev. (Single Family
Program), "C-2", 8.4%, 2021                                                                             95,000             96,874
Colorado Housing & Finance Authority Rev. (Single Family
Project), "B-2", 7.25%, 2031                                                                           230,000            244,502
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                            40,000             40,089
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                           16,000             16,184
Colorado Housing & Finance Authority Rev., "A-2", AMBAC,
6.6%, 2028                                                                                             945,000            972,150
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                            90,000             92,534
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                           59,000             59,804
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                           80,000             80,993
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                           625,000            640,863
Colorado Housing & Finance Authority Rev., "C-2", FHA,
6.6%, 2032                                                                                             565,000            597,488
Colorado Housing & Finance Authority Rev., "C-3", 6.75%, 2021                                          160,000            169,120
Colorado Housing & Finance Authority Rev., "C-3", FHA,
6.375%, 2033                                                                                            65,000             66,831
Delaware Housing Authority Rev. (Single Family), "C",
6.25%, 2037                                                                                          1,985,000          2,134,629
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.4%, 2032                                                                                       290,000            292,361
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.375%, 2033                                                                                     565,000            580,006
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
"B-2", GNMA, 7.55%, 2031                                                                               205,000            205,732
Minnesota Housing Finance Agency Rev., Residential Housing
Finance, "B", 4.8%, 2023                                                                               685,000            684,233
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA,
6.1%, 2034                                                                                           2,060,000          2,100,809
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 7.45%, 2031                                                   100,000            102,952
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032                                                   150,000            150,437
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                                                   350,000            369,394
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034                                                   330,000            341,857
Missouri Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.7%, 2030                                               735,000            738,866
New Hampshire Housing Finance Authority Rev., 6.85%, 2030                                              465,000            479,015
New Hampshire Housing Finance Authority Rev., "B",
5.875%, 2030                                                                                           375,000            387,274
New Hampshire Housing Finance Authority Rev., "B",
6.3%, 2031                                                                                             260,000            267,173
New Hampshire Housing Finance Authority Rev., "B",
6.5%, 2035                                                                                             685,000            720,805
New Mexico Mortgage Finance Authority Rev., GNMA,
7.1%, 2030                                                                                             245,000            253,359
New Mexico Mortgage Finance Authority Rev., GNMA,
6.8%, 2031                                                                                             515,000            518,899
New Mexico Mortgage Finance Authority Rev., GNMA,
6.25%, 2032                                                                                          1,225,000          1,250,909
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA,
6.35%, 2033                                                                                            595,000            600,873
New Mexico Mortgage Finance Authority Rev., "I", GNMA, 5.75%, 2038                                   2,000,000          2,139,640
New Mexico Mortgage Finance Authority Rev., "N", GNMA, 5.95%, 2037                                   1,895,000          2,008,871
Ohio Housing Finance Agency Mortgage Rev., Residential
Mortgage Backed, "C", GNMA, 5.9%, 2035                                                               1,795,000          1,849,909
Oklahoma Housing Finance Agency Rev., 6.8%, 2016                                                       105,000            105,551
Oklahoma Housing Finance Agency Rev., 6.65%, 2029                                                      305,000            305,000
Oregon Health & Community Services (Single Family Mortgage),
"B", 6.25%, 2031                                                                                     2,415,000          2,593,348
Texas Affordable Housing Corp. (Single Family Mortgage), "B",
GNMA, 5.25%, 2039                                                                                      520,000            529,256
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021                                                                                     4,265,000          4,340,704
Washington Housing Finance Commission Rev., Single Family
Housing, GNMA, 5%, 2023                                                                                400,000            403,068
                                                                                                                   --------------
                                                                                                                   $   34,322,889
---------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority,
Resource Recovery Facilities Rev. (American Ref-Fuel Co.),
"A", 6.2%, 2019                                                                                $     1,750,000     $    1,777,195
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                                                 805,000            809,613
Massachusetts Development Finance Agency, Resource Recovery
Rev. (Ogden Haverhill Associates), "A", 6.7%, 2014                                                   3,100,000          3,288,418
Massachusetts Industrial Finance Agency, Resource Recovery
Rev. (Ogden Haverhill Associates), "A", 5.6%, 2019                                                   1,000,000            992,960
                                                                                                                   --------------
                                                                                                                   $    6,868,186
---------------------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commission Rev., 5.85%, 2010 (c)                                 $     4,000,000     $    4,204,480
Kentucky Property & Buildings Commission Rev., 5.9%, 2010 (c)                                        4,500,000          4,735,035
Massachusetts Development Finance Agency (Visual & Performing
Arts), 6%, 2021                                                                                      1,000,000          1,159,730
State of Michigan, COP, AMBAC, 5.5%, 2010 (c)                                                        1,250,000          1,312,288
                                                                                                                   --------------
                                                                                                                   $   11,411,533
---------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 8.8%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2015                                         $     1,610,000     $    1,711,076
Alabama Building Renovation Authority, AMBAC, 6%, 2016                                               1,705,000          1,811,716
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                                 760,000            807,568
Alabama Public School & College, Capital Improvement, "D", 6%, 2015                                  2,850,000          3,017,666
Allen County, IN, Jail Building Corp., First Mortgage,
5.75%, 2011 (c)                                                                                      2,750,000          2,969,615
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%,
2016 (u)                                                                                             3,000,000          3,314,190
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2017 (u)                                  2,500,000          2,767,500
Delaware Valley, PA, Regional Finance Authority, RITES, AMBAC,
6.625%, 2018 (p)                                                                                    16,250,000         19,863,670
Fayette County, GA (Criminal Justice Center), 6.25%, 2010 (c)                                        1,000,000          1,078,360
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A", FSA, 0% to 2010, 4.55% to 2022                                                 3,415,000          2,990,720
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A-1", AMBAC, 0% to 2010, 4.6% to 2023                                                995,000            872,953
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "A", 5%, 2045                                                             2,475,000          2,471,733
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.5%, 2013 (c)                                                       5,000,000          5,471,650
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC,
6%, 2017                                                                                               500,000            529,120
New York Dormitory Authority Rev. (City University), 5.75%, 2013                                     5,000,000          5,357,450
New York State Dormitory Authority Rev., State Supported Debt,
Unrefunded, "A", 5.75%, 2010                                                                            15,000             15,266
Palm Springs, CA, Finance Lease Rev. (Convention Center), "A",
MBIA, 5.5%, 2035                                                                                     7,000,000          7,538,300
Pennsylvania Convention Center Authority Rev., ETM, FGIC,
6.7%, 2016 (c)                                                                                      26,195,000         29,603,231
Philadelphia, PA, Municipal Authority, MBIA, 5.4%, 2017                                              5,000,000          5,082,400
San Bernardino, CA, Joint Powers Financing Authority Lease
Rev. (California Department of Transportation), 5.5%, 2014                                          10,000,000         10,031,000
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                                               525,000            600,563
Virginia College Building Authority, VA, Public Higher
Education Financing, "A", 5.75%, 2009 (c)                                                            2,295,000          2,390,449
West Valley City, Utah Municipal Building Lease Rev., "A",
AMBAC, 5.5%, 2027                                                                                    2,000,000          2,168,760
                                                                                                                   --------------
                                                                                                                   $  112,464,956
---------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030                                                                                    $       650,000     $      675,253
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016                                          3,175,000          3,322,161
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017                                         3,500,000          3,664,255
Massachusetts Educational Financing Authority, Refunding Issue
G, "A", MBIA, 6.1%, 2018                                                                               460,000            469,600
                                                                                                                   --------------
                                                                                                                   $    8,131,269
---------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2010                                                      $        20,000     $       20,080
Black Hawk, CO, Device Tax Rev., 5%, 2013                                                               15,000             15,015
Black Hawk, CO, Device Tax Rev., 5%, 2015                                                               45,000             44,463
Black Hawk, CO, Device Tax Rev., 5%, 2021                                                               40,000             37,896
Illinois Dedicated Tax Rev. (Civic Center), AMBAC, 6.25%, 2011                                       3,640,000          3,862,877
New Jersey Economic Development Authority Rev. (Cigarette
Tax), 5.75%, 2029                                                                                    2,090,000          2,187,645
New Jersey Economic Development Authority Rev. (Cigarette
Tax), 5.5%, 2031                                                                                       930,000            958,700
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2024                                                                                           1,160,000          1,185,891
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2034                                                                                          1,395,000          1,453,702
New York, NY, Transitional Finance Authority Rev., Future Tax
Secured, "A", 6%, 2009 (c)                                                                           2,000,000          2,111,600
Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022                                        2,000,000          2,032,500
                                                                                                                   --------------
                                                                                                                   $   13,910,369
---------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                 $     1,000,000     $    1,009,200
Fishhawk Community Development District, FL, 5.125%, 2009                                              150,000            149,106
Grand Bay at Doral Community Development, FL, "B", 6%, 2017                                          2,800,000          2,718,604
Greyhawk Landing Community Development District, FL, Special
Assessment, "B", 6.25%, 2009                                                                            55,000             55,168
Homestead 50 Community Development District, FL, "A",
6%, 2037                                                                                             1,840,000          1,817,313
Homestead 50 Community Development District, FL, "B",
5.9%, 2013                                                                                             815,000            811,137
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                                                  660,000            668,686
Katy, TX, Development Authority Rev., "B", 6%, 2018                                                  1,200,000          1,212,324
Killarney Community Development District, FL, Special
Assessment, "B", 5.125%, 2009                                                                          135,000            134,359
Lakes by the Bay South Community Development District, FL,
Rev., "B", 5.3%, 2009                                                                                  175,000            173,327
Lancaster County, SC, Assessment Rev. (Sun City Carolina
Lakes), 5.45%, 2037                                                                                     50,000             47,585
Magnolia Park Community Development District, FL, Special
Assessment, "A", 6.15%, 2039                                                                         1,420,000          1,414,022
Noblesville, IN, Redevelopment Authority Lease Rental,
5.25%, 2025                                                                                          2,000,000          2,065,460
Panther Trace II, Community Development District, FL, Special
Assessment, "B", 5%, 2010                                                                              415,000            409,754
Parkway Center, Community Development District, FL, Special
Assessment, "B", 5.625%, 2014                                                                          935,000            926,613
Preserve at Wilderness Lake, FL, Community Development
District, Capital Improvement, "B", 5%, 2009                                                            30,000             29,806
Renaissance Community Development District, FL, Special
Assessment, "B", 6.25%, 2008                                                                           105,000            105,186
Tuscany Reserve Community Development District, FL, Special
Assessment, "B", 5.25%, 2016                                                                           180,000            171,738
Washington County, PA, Redevelopment Authority (Victory Centre
Project), "A", 5.45%, 2035                                                                             120,000            115,994
                                                                                                                   --------------
                                                                                                                   $   14,035,382
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                   $     2,865,000     $    2,966,020
California County, CA, Tobacco Securitization Agency, Capital
Appreciation Asset Backed (Gold Country), 0%, 2033                                                   7,180,000          1,494,804
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"A", 0%, 2050                                                                                       14,000,000            875,980
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"B", 0%, 2055                                                                                        2,000,000             69,760
District of Columbia, Tobacco Settlement, 6.25%, 2024                                                1,260,000          1,302,626
District of Columbia, Tobacco Settlement, Capital
Appreciation, "A", 0%, 2046                                                                          9,730,000            728,777
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., "A-1", 6.25%, 2013 (c)                                                              2,800,000          3,069,332
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Asset Backed, "A-1", 5%, 2033                                                       1,450,000          1,277,871
Guam Economic Development Authority, 5%, 2022                                                           85,000             85,231
Inland Empire, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Asset Backed, "C-1", 0%, 2036                                                       1,580,000            244,789
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev.,
Asset Backed, "B", 0% to 2007, 5.6% to 2034                                                          3,070,000          2,830,202
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                              1,650,000          1,639,374
Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Rev., Asset Backed, "A", 6%, 2048                                                         2,940,000          2,928,975
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)                                       2,680,000          2,856,022
Northern Tobacco Securitization Corp., AK, Asset Backed, "A",
5%, 2046                                                                                             1,000,000            834,140
Rhode Island Tobacco Settlement Financing Corp., "A",
0%, 2052                                                                                             7,360,000            351,146
Silicon Valley Tobacco Securitization Authority, CA, Tobacco
Settlement Rev. (Turbo-Santa Clara), "A", 0%, 2036                                                   4,405,000            664,406
Silicon Valley Tobacco Securitization Authority, CA, Tobacco
Settlement Rev. (Turbo-Santa Clara), "A", 0%, 2041                                                   3,600,000            377,856
South Carolina Tobacco Settlement Authority Rev., "B",
6.375%, 2028                                                                                         2,000,000          2,053,100
Virginia Tobacco Settlement Financing Corp., "B-1", 5%, 2047                                           715,000            601,143
Washington Tobacco Settlement Authority, 6.5%, 2026                                                    220,000            230,718
                                                                                                                   --------------
                                                                                                                   $   27,482,272
---------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority Rev., Capital Appreciation "B",
MBIA, 0%, 2010 (c)                                                                             $     5,000,000     $    2,941,600
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)                                       10,000,000         10,396,400
New Jersey Turnpike Authority Rev., "C", ETM, MBIA,
6.5%, 2016 (c)                                                                                          80,000             91,862
New Jersey Turnpike Authority Rev., Unrefunded, "C", MBIA,
6.5%, 2016                                                                                             235,000            268,826
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "B", AMBAC, 0%, 2018                                                                    2,000,000          1,170,140
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "B", AMBAC, 0%, 2019                                                                    2,000,000          1,095,320
Northwest Parkway Public Highway Authority Rev., CO, "C",
FSA, 0%, 2016                                                                                        1,000,000            917,530
San Joaquin Hills, CA, Transportation Corridor Agency, Toll
Road Rev., ETM, 0%, 2009 (c)                                                                         1,000,000            958,210
                                                                                                                   --------------
                                                                                                                   $   17,839,888
---------------------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 3.3%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA,
6.25%, 2009 (c)                                                                                $     1,000,000     $    1,047,590
Jacksonville, FL, Transportation Authority, ETM, 9.2%, 2015(c)                                       2,000,000          2,478,940
Metropolitan, NY, Transportation Authority Rev., AMBAC,
5%, 2030                                                                                             5,000,000          5,144,100
Metropolitan, NY, Transportation Authority Rev., "A", FSA,
5%, 2030                                                                                             2,750,000          2,822,188
Metropolitan, NY, Transportation Authority Rev., ETM,
5.75%, 2013 (c)                                                                                      5,600,000          5,948,320
New Jersey Economic Development Authority Rev., Transportation
Project Sublease "A", FSA, 6%, 2009 (c)                                                              1,650,000          1,713,756
New Jersey Transportation Trust Fund Authority Rev., FSA,
5.5%, 2011 (u)                                                                                      15,000,000         16,094,850
Pennsylvania Turnpike Commission Oil, "A", AMBAC,
5.25%, 2008 (c)                                                                                        670,000            690,020
Pennsylvania Turnpike Commission Oil, "A", AMBAC,
5.25%, 2018                                                                                            180,000            184,671
Pennsylvania Turnpike Commission Oil, "A", ETM, AMBAC, 5.25%,
2018 (c)                                                                                             1,150,000          1,183,960
Puerto Rico Highway & Transportation Authority Rev., ASSD GTY,
5.25%, 2034                                                                                          4,570,000          5,092,031
                                                                                                                   --------------
                                                                                                                   $   42,400,426
---------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Private Colleges & Universities, Facilities Authority
Rev. (Tuskegee University), ASSD GTY, 4.75%, 2026                                              $     1,000,000     $    1,008,240
Amherst, NY, Industrial Development Agency Rev. (Daemen
College), "A", 6%, 2011 (c)                                                                          1,000,000          1,107,870
Anderson, IN, Economic Development Rev. (Anderson University
Project), 5%, 2028                                                                                     580,000            553,169
Anderson, IN, Economic Development Rev. (Anderson University
Project), 5%, 2032                                                                                     400,000            374,032
Arkansas Technical University Rev., Housing Systems, AMBAC,
5%, 2036                                                                                               740,000            763,391
California Educational Facilities Authority Rev. (L.A. College
of Chiropractic), 5.6%, 2017                                                                           250,000            249,988
California Statewide Communities Development Authority Rev.
(California Baptist University), "A", 5.5%, 2038                                                       280,000            275,559
Chabot Las Positas, CA, Community College, Capital
Appreciation, Election of 2004, "B", AMBAC, 0%, 2027                                                 2,720,000          1,029,357
College of Charleston, SC, Academic & Administrative
Facilities Rev., "B", XLCA, 5.125%, 2034                                                             2,400,000          2,498,736
Foothill-DE Anza Community College District, CA, Capital
Appreciation, "B", AMBAC, 0%, 2032                                                                   4,610,000          1,346,166
Foothill-DE Anza Community College District, CA, Capital
Appreciation, "B", AMBAC, 0%, 2033                                                                   3,925,000          1,087,971
Foothill-DE Anza Community College District, CA, Capital
Appreciation, "B", AMBAC, 0%, 2034                                                                   5,130,000          1,367,299
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                                 150,000            150,519
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                           1,650,000          1,935,219
Illinois Finance Authority Rev. (University of Chicago), "A",
5%, 2034                                                                                             1,000,000          1,024,060
Los Angeles, CA, Community College, "B", FSA, 5%, 2027                                               5,000,000          5,191,500
Maryland Health & Higher Educational Facilities Authority Rev.
(Loyola College), "A", 5.125%, 2045                                                                  1,355,000          1,365,163
Massachusetts Development Finance Agency Rev. (Boston
University), XLCA, 6%, 2059                                                                          6,225,000          7,324,833
Massachusetts Development Finance Agency Rev. (Massachusetts
College of Pharmacy), "B", 6.625%, 2010 (c)                                                            450,000            484,029
Massachusetts Development Finance Agency Rev. (Olin College),
"B", XLCA, 5.25%, 2033                                                                               2,000,000          2,089,460
Massachusetts Health & Educational Facilities Authority Rev.
(Harvard University), 6.25%, 2020 (u)                                                               16,820,000         20,309,814
New York Dormitory Authority Rev. (Vassar College),
4.25%, 2039                                                                                          1,060,000            957,445
Northern Illinois University Rev., Auxiliary Facilities
Systems, AMBAC, 5.875%, 2018                                                                         1,370,000          1,414,552
Ohio Higher Educational Facilities Rev. (Mt. Union College
Project), 5%, 2031                                                                                     700,000            712,173
Ohio State University, 6%, 2009 (c)                                                                    500,000            530,625
Rhode Island, Health & Educational Building Corp. (Rhode
Island School of Design), "D", XLCA, 5.5%, 2035                                                      9,140,000          9,808,134
San Leanna, TX, Educational Facilities Corp., Higher Education
Rev. (Saint Edwards University), 5.125%, 2024                                                          365,000            365,664
San Leanna, TX, Educational Facilities Corp., Higher Education
Rev. (Saint Edwards University), 5.125%, 2026                                                          375,000            373,414
San Leanna, TX, Educational Facilities Corp., Higher Education
Rev. (Saint Edwards University), 5.125%, 2027                                                          685,000            679,506
San Leanna, TX, Educational Facilities Corp., Higher Education
Rev. (Saint Edwards University), 5.125%, 2036                                                          255,000            248,809
San Mateo County, CA (Community College District, 2005
Election), "A", MBIA, 0%, 2026                                                                       5,100,000          2,110,686
Savannah, GA, Economic Development Authority Rev. (College of
Art & Design, Inc.), 6.5%, 2009 (c)                                                                    500,000            536,375
St. Joseph County, IN, Educational Facilities Rev. (University
of Notre Dame), 6.5%, 2026                                                                           1,000,000          1,267,450
University of Akron, OH, General Receipts, FGIC, 6%, 2010 (c)                                        1,000,000          1,062,250
University of Arkansas, University Construction Rev. (UAMS
Campus), "B", MBIA, 5%, 2034                                                                           810,000            833,296
University of California, "A", MBIA, 4.5%, 2037                                                      8,545,000          8,286,172
University of New Mexico, MBIA, 5.75%, 2010 (c)                                                        500,000            528,060
Upland, IN, Economic Development Rev. (Taylor University),
6%, 2018                                                                                               435,000            472,045
Upland, IN, Economic Development Rev. (Taylor University),
6.25%, 2023                                                                                            520,000            561,330
Virginia College Building Authority, Educational Facilities
Rev., 5%, 2026                                                                                       2,000,000          1,980,720
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University),
5%, 2027                                                                                             1,000,000            979,280
                                                                                                                   --------------
                                                                                                                   $   85,244,361
---------------------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.
(California Baptist University), "A", 5.4%, 2027                                               $       245,000     $      242,915
California Statewide Communities Development Authority Rev.
(Lancer Educational Student Housing Project), 5.625%, 2033                                             240,000            234,408
Georgia Private College & University Authority Rev. (Mercer
Housing Corp.), "A", 6%, 2021                                                                        1,000,000          1,030,850
                                                                                                                   --------------
                                                                                                                   $    1,508,173
---------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev.
(Escondido Charter High School), 7.5%, 2011 (c)                                                $       500,000     $      579,395
District of Columbia Rev. (Gonzaga College High School), FSA,
5.25%, 2032                                                                                          3,500,000          3,646,720
Maine Finance Authority (Waynflete School), 6.5%, 2024                                               1,500,000          1,564,440
Maine Finance Authority, Educational Rev. (Waynflete School),
6.4%, 2019                                                                                           1,000,000          1,041,410
Maine Finance Authority, Educational Rev. (Waynflete School),
6.5%, 2029                                                                                           1,000,000          1,040,810
Maryland Health & Higher Educational Facilities Authority Rev.
(Washington Christian Academy), 5.5%, 2038                                                             100,000             96,683
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.625%, 2021                                                                                 400,000            418,772
New Hampshire Health & Education (Derryfield School),
6.5%, 2010                                                                                             140,000            143,487
Pima County, AZ, Industrial Development Authority Education
Rev. (Arizona Charter Schools), "C", 6.75%, 2031                                                       490,000            507,738
                                                                                                                   --------------
                                                                                                                   $    9,039,455
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev.
(Panther Creek Partners), 6.65%, 2010                                                          $       455,000     $      464,109
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Apache County, AZ, Industrial Development Authority, Pollution
Control Rev. (Tucson Electric Power Co.), 5.875%, 2033                                         $     1,000,000     $    1,004,230
Brazos River Authority, TX, Pollution Control Rev. (TXU
Electric Co. LLC), "C", 5.75%, 2036                                                                    120,000            119,693
California Pollution Control Financing Authority, Pollution
Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                                         1,600,000          1,693,456
Connecticut Development Authority, Pollution Control Rev.
(Connecticut Light & Power Co.), 5.85%, 2028                                                         1,000,000          1,030,730
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 6.375%, 2022                                                                               1,000,000          1,015,400
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                                                              565,000            572,345
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 5.8%, 2022                                                                              500,000            502,800
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "C", 5.8%, 2022                                                                            4,880,000          4,907,328
Lehigh County, PA, Industrial Development Authority Pollution
Control Rev. (PPL Electric Utilities Corp.), "A", FGIC, 4.7%, 2029                                   1,500,000          1,508,340
Matagorda County, TX, Pollution Control Rev. (Reliant Energy),
5.95%, 2030                                                                                            750,000            750,675
Mecklenburg County, VA, Industrial Development Authority Rev.
(UAE Mecklenburg LP), 6.5%, 2017                                                                       700,000            754,908
Michigan Strategic Fund, Limited Obligation Rev. (Detroit
Edison), MBIA, 7%, 2008                                                                              3,000,000          3,079,980
New Hampshire Industrial Development Authority, Pollution
Control Rev. (Connecticut Light & Power), 5.9%, 2016                                                 4,000,000          4,045,440
New Hampshire Industrial Development Authority, Pollution
Control Rev. (Connecticut Light & Power), 5.9%, 2018                                                 1,000,000          1,034,380
Pima County, AZ, Industrial Development Authority Rev. (Tucson
Electric Power Co.), "A", 6.1%, 2025                                                                 2,000,000          2,010,360
Port Morrow, OR, Pollution Control Rev. (Portland General),
5.2%, 2033                                                                                             350,000            355,492
Sabine River Authority, TX, Pollution (TXU Electric Co.),
5.75%, 2030                                                                                          1,500,000          1,496,160
Sabine River Authority, TX, Pollution Control Rev. (TXU
Electric Co.), "A", 5.5%, 2022                                                                         500,000            495,845
West Feliciana Parish, LA, Pollution Control Rev. (Entergy
Gulf States), 6.6%, 2028                                                                             1,665,000          1,669,745
                                                                                                                   --------------
                                                                                                                   $   28,047,307
---------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 10.8%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011                                           $     1,500,000     $    1,674,960
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2012                                                 2,500,000          2,851,100
Easley, SC, Utility Rev., Refunding & Improvement, FSA,
5%, 2034                                                                                             1,410,000          1,463,481
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5%, 2014 (c)                                                                                         145,000            168,283
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5%, 2016 (c)                                                                                         365,000            423,645
Georgia Municipal Electric Authority Power Rev., AMBAC,
6.5%, 2017                                                                                           8,000,000          9,290,480
Georgia Municipal Electric Power Authority Rev., MBIA,
6.375%, 2016                                                                                         2,000,000          2,347,520
Georgia Municipal Electric Power Authority Rev., MBIA,
6.5%, 2020                                                                                           7,350,000          8,715,116
Hawaii Department of Budget & Finance Rev. (Electric Co. &
Subsidiary), "B", XLCA, 5%, 2022                                                                     4,000,000          4,065,240
Intermountain Power Agency, UT, "A", AMBAC, 6%, 2009 (c)                                             9,000,000          9,383,220
Intermountain Power Agency, UT, "A", ETM, 6.15%, 2014 (c)                                           27,825,000         28,589,904
Mercer County, ND, Pollution Control Rev. (Antelope Valley
Station), AMBAC, 7.2%, 2013                                                                          4,000,000          4,464,200
North Carolina Eastern Municipal Power "A", MBIA, 6.5%, 2018                                         9,250,000         11,099,723
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                                                         2,250,000          2,384,033
North Carolina Municipal Power Agency, Catawba Electric Rev.,
MBIA, 5.25%, 2019 (u)                                                                               10,000,000         10,570,900
Northern California Transmission Agency, MBIA, 7%, 2013                                              4,000,000          4,466,200
Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                                              4,150,000          4,955,723
Puerto Rico Electric Power Authority Rev., FSA,
5.25%, 2008 (c)(u)                                                                                   5,000,000          5,141,050
Puerto Rico Electric Power Authority Rev., FSA,
5.25%, 2008 (c)(u)                                                                                   6,000,000          6,169,260
Puerto Rico Electric Power Authority Rev., MBIA, 5%, 2019                                            3,190,000          3,461,501
San Antonio, TX, Electric & Gas, "A", 5%, 2025                                                       1,000,000          1,041,630
South Carolina Public Service Authority, "B", FSA, 5.125%, 2037                                      8,500,000          8,732,305
Washington Public Power Supply System Rev. (Nuclear Project
#3), 7.125%, 2016                                                                                    5,145,000          6,329,688
                                                                                                                   --------------
                                                                                                                   $  137,789,162
---------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
6.818%, 2016 (n)(v)                                                                            $     1,000,000     $    1,226,690
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010 (c)                                        1,170,000          1,256,358
Forsyth County, GA, Water & Sewer Authority Rev.,
6.25%, 2010 (c)                                                                                      1,000,000          1,073,810
Forsyth County, GA, Water & Sewer Authority Rev.,
6.25%, 2010 (c)                                                                                      1,055,000          1,132,870
Los Angeles County, CA, Sanitation Districts Financing
Authority Rev., 4.5%, 2038                                                                           8,720,000          8,381,838
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                                   140,000            136,598
Massachusetts Water Resources Authority, "A", FSA,
4.375%, 2032                                                                                         7,800,000          7,441,356
Massachusetts Water Resources Authority, ETM, 6.5%, 2019 (c)                                         5,965,000          7,023,072
Mississippi Development Bank Special Obligations, Grenada, MS,
Water & Sewer Systems Project, "N", FSA, 5%, 2030                                                      490,000            507,459
New York Environmental Facilities, 5%, 2016                                                            430,000            438,204
New York Environmental Facilities, ETM, 5%, 2016 (c)                                                   570,000            581,674
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA,
5.25%, 2022                                                                                          2,000,000          2,010,700
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA,
5.25%, 2030                                                                                          1,175,000          1,234,902
West Virginia Water Development Authority Loan Program, "B",
AMBAC, 4.75%, 2035                                                                                     500,000            496,150
West Wilson Utility District, TN, Waterworks Rev., MBIA,
5.25%, 2014 (c)                                                                                      2,210,000          2,415,950
                                                                                                                   --------------
                                                                                                                   $   35,357,631
---------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $1,266,303,611)                                                            $1,328,853,041
---------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                              SHARES/PAR          VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev.
(Scott & White Memorial Hospital), 4.04%, due 10/01/07                                         $       100,000     $      100,000
Bell County, TX, Health Facilities Development Corp. Rev.
(Scott & White Memorial Hospital), 4.04%, due 10/01/07                                                 100,000            100,000
Bell County, TX, Health Facilities Development Corp. Rev.
(Scott & White Memorial Hospital), "B-1", 4.04%, due 10/01/07                                          100,000            100,000
Chicago, IL, Midway Airport Rev., Second Lien, "B",
4.12%, due 10/01/07                                                                                    100,000            100,000
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil
Corp.), 3.94%, due 10/01/07                                                                            800,000            800,000
Georgia Municipal Electric Authority Rev., 3.87%, due 10/03/07                                         370,000            370,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil
Corp.), "B", 4.04%, due 10/01/07                                                                       200,000            200,000
Sevier County, TN, Public Building Authority Rev., Government
Public Improvement II, "E-1", 3.88%, due 10/04/07                                                      500,000            500,000
Sevier County, TN, Public Building Authority Rev., Government
Public Improvement III, "A-2", 3.88%, due 10/04/07                                                     400,000            400,000
Sevier County, TN, Public Building Authority Rev., Government
Public Improvement III, "A-4"', 3.88%, due 10/04/07                                                    505,000            505,000
Sevier County, TN, Public Building Authority Rev., Government
Public Improvement III, "D-1", 3.88%, due 10/04/07                                                     700,000            700,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES,
AT IDENTIFIED COST AND VALUE                                                                                       $    3,875,000
---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,270,178,611) (k)                                                            $1,332,728,041
---------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.7)%                                                                               (59,740,989)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                $1,272,987,052
---------------------------------------------------------------------------------------------------------------------------------

SWAP AGREEMENTS AT 9/30/07

                                                                                                          UNREALIZED
                      NOTIONAL                               CASH FLOWS            CASH FLOWS            APPRECIATION
EXPIRATION             AMOUNT           COUNTERPARTY         TO RECEIVE              TO PAY             (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS

12/01/07           USD 33,000,000      Merrill Lynch           7-Day BMA        2.795% (fixed rate)        $ 72,233
                                       Capital Services
12/01/09           USD 25,000,000      Merrill Lynch           7-Day BMA        3.180% (fixed rate)         (32,837)
                                       Capital Services
11/01/17           USD  3,250,000      Citibank              3-Month LIBOR      5.558% (fixed rate)         (89,343)
11/01/27           USD 17,000,000      Citibank           4.186% (fixed rate)        7-Day BMA              394,426
                                                                                                           --------
                                                                                                           $344,479
                                                                                                           ========

At September 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of September 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,328,853,041 and 99.71% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,123,863 representing 0.8% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:

BMA       Bond Market Assn.
COP       Certificate of Participation
ETM       Escrowed to Maturity
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
LIBOR     London Interbank Offered Rate

Insurers
-------------------------------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
ASSD GTY  Assured Guaranty Insurance Co.
FGIC      Financial Guaranty Insurance Co.
FHA       Federal Housing Administration
FNMA      Federal National Mortgage Assn.
FSA       Financial Security Assurance Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
PSF       Permanent School Fund
XLCA      XL Capital Insurance Co.

Inverse Floaters
-------------------------------------------------------------------------------------------------------
RIBS      Residual Interest Bonds
RITES     Residual Interest Tax-Exempt Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 9/30/07  (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,270,178,611)          $1,332,728,041
Cash                                                                     78,494
Receivable for investments sold                                       2,964,440
Receivable for fund shares sold                                       1,148,713
Interest receivable                                                  18,918,155
Unrealized appreciation on interest rate swap agreements                466,659
Other assets                                                                805
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $1,356,305,307
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                $1,999,044
Payable for investments purchased                                     2,981,876
Payable to the holder of the floating rate certificate from
trust assets                                                         76,043,487
Payable for fund shares reacquired                                      841,644
Unrealized depreciation on interest rate swap agreements                122,180
Payable to affiliates
  Management fee                                                         41,807
  Shareholder servicing costs                                            95,543
  Distribution and service fees                                          17,498
  Administrative services fee                                             2,201
Payable for independent trustees' compensation                           81,221
Payable for interest expense and fees                                 1,007,904
Accrued expenses and other liabilities                                   83,850
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $83,318,255
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,272,987,052
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $1,210,244,348
Unrealized appreciation (depreciation) on investments                62,893,909
Accumulated net realized gain (loss) on investments                    (921,069)
Undistributed net investment income                                     769,864
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,272,987,052
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   150,751,889
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $252,541,982
  Shares outstanding                                                 29,918,590
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $8.44
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                  $8.86
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $23,804,076
  Shares outstanding                                                  2,815,846
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.45
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $35,760,093
  Shares outstanding                                                  4,219,065
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.48
-------------------------------------------------------------------------------------------------------

Class A1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $929,438,572
  Shares outstanding                                                110,077,606
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $8.44
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                  $8.86
-------------------------------------------------------------------------------------------------------

Class B1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $31,442,329
  Shares outstanding                                                  3,720,782
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $8.45
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A and Class A1 shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class A1 and
Class B1 shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF OPERATIONS
Six months ended 9/30/07  (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                            $24,207,054
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,306,018
  Distribution and service fees                                           675,936
  Shareholder servicing costs                                             273,893
  Administrative services fee                                              72,408
  Independent trustees' compensation                                        9,384
  Custodian fee                                                            31,732
  Shareholder communications                                               51,757
  Auditing fees                                                            31,333
  Legal fees                                                               10,494
  Interest expense and fees                                               851,885
  Miscellaneous                                                            60,553
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $4,375,393
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                       (231)
  Reduction of expenses by investment adviser                          (1,050,116)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $3,325,046
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $20,882,008
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                              $1,841,807
  Swap transactions                                                      (205,569)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $1,636,238
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                           $(670,492)
  Swap transactions                                                       308,069
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                    $(362,423)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $1,273,815
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $22,155,823
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     9/30/07                    3/31/07
                                                                 (UNAUDITED)

CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $20,882,008                $14,697,717
Net realized gain (loss) on investments                            1,636,238                    793,269
Net unrealized gain (loss) on investments                           (362,423)                  (532,639)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $22,155,823                $14,958,347
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(5,861,380)              $(11,328,364)
  Class B                                                           (492,856)                (1,227,213)
  Class C                                                           (688,986)                (1,360,395)
  Class A1                                                       (12,972,334)                        --
  Class B1                                                          (381,896)                        --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(20,397,452)              $(13,915,972)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $961,014,172                $(2,410,081)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $962,772,543                $(1,367,706)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                           310,214,509                311,582,215
At end of period (including undistributed net investment
income of $769,864 and $285,308, respectively)                $1,272,987,052               $310,214,509
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                   SIX MONTHS                                    YEARS ENDED 3/31
                                        ENDED      ----------------------------------------------------------------------------
CLASS A                               9/30/07             2007               2006            2005           2004           2003
                                  (UNAUDITED)

Net asset value,
beginning of period                     $8.55            $8.53              $8.58           $8.70          $8.54          $8.32
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)             $0.21            $0.42(z)           $0.41           $0.42          $0.41          $0.41
  Net realized and unrealized
  gain (loss) on investments            (0.12)            0.00(w)(z)        (0.06)          (0.13)          0.17           0.25
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.09            $0.42              $0.35           $0.29          $0.58          $0.66
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income           $(0.20)          $(0.40)            $(0.40)         $(0.41)        $(0.42)        $(0.44)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $8.44            $8.55              $8.53           $8.58          $8.70          $8.54
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)               1.07(n)          5.00               4.18            3.49           6.94           8.00
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                           1.15(a)          1.19               1.17            1.04           1.04           1.05
Expenses after expense
reductions (f)                           0.90(a)          0.94               0.92            0.79           0.88           0.90
Expenses after expense
reductions and excluding
interest expense and fees (f)(l)         0.70(a)          0.79               0.81            0.79           0.88           0.90
Net investment income                    4.88(a)          4.91(z)            4.71            4.90           4.80           4.85
Portfolio turnover                         14               10                  9               8              9             13
Net assets at end of period
(000 Omitted)                        $252,542         $248,226           $240,212        $241,850       $264,797       $274,442
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 3/31
                                        ENDED      ----------------------------------------------------------------------------
CLASS B                               9/30/07             2007               2006            2005           2004           2003
                                  (UNAUDITED)

Net asset value,
beginning of period                     $8.57            $8.54              $8.59           $8.72          $8.55          $8.33
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)             $0.17            $0.36(z)           $0.34           $0.36          $0.35          $0.35
  Net realized and unrealized
  gain (loss) on investments            (0.12)            0.00(w)(z)        (0.05)          (0.14)          0.18           0.24
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.05            $0.36              $0.29           $0.22          $0.53          $0.59
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income           $(0.17)          $(0.33)            $(0.34)         $(0.35)        $(0.36)        $(0.37)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $8.45            $8.57              $8.54           $8.59          $8.72          $8.55
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)               0.58(n)          4.34               3.40            2.60           6.27           7.19
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                           1.90(a)          1.95               1.92            1.79           1.79           1.80
Expenses after expense
reductions (f)                           1.65(a)          1.70               1.67            1.54           1.63           1.65
Expenses after expense
reductions and excluding
interest expense and fees (f)(l)         1.45(a)          1.55               1.56            1.54           1.63           1.65
Net investment income                    4.13(a)          4.16(z)            3.96            4.15           4.05           4.10
Portfolio turnover                         14               10                  9               8              9             13
Net assets at end of period
(000 Omitted)                         $23,804          $26,919            $36,752         $43,930        $52,594        $59,591
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                   SIX MONTHS                                    YEARS ENDED 3/31
                                        ENDED      ----------------------------------------------------------------------------
CLASS C                               9/30/07             2007               2006            2005           2004           2003
                                  (UNAUDITED)

Net asset value,
beginning of period                     $8.59            $8.56              $8.61           $8.73          $8.56          $8.34
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)             $0.17            $0.36(z)           $0.35           $0.36          $0.35          $0.35
  Net realized and unrealized
  gain (loss) on investments            (0.11)            0.01(z)           (0.06)          (0.13)          0.18           0.24
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        $0.06            $0.37              $0.29           $0.23          $0.53          $0.59
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income           $(0.17)          $(0.34)            $(0.34)         $(0.35)        $(0.36)        $(0.37)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period          $8.48            $8.59              $8.56           $8.61          $8.73          $8.56
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)               0.70(n)          4.34               3.41            2.72           6.27           7.18
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                           1.90(a)          1.94               1.92            1.79           1.79           1.80
Expenses after expense
reductions (f)                           1.65(a)          1.69               1.67            1.54           1.63           1.65
Expenses after expense
reductions and excluding
interest expense and fees (f)(l)         1.45(a)          1.54               1.56            1.54           1.63           1.65
Net investment income                    4.13(a)          4.16(z)            4.09            4.15           4.05           4.10
Portfolio turnover                         14               10                  9               8              9             13
Net assets at end of period
(000 Omitted)                         $35,760          $35,070            $34,618         $33,911        $37,508        $39,420
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                            PERIOD
                                                                                             ENDED
                                                                                        9/30/07(i)

CLASS A1

Net asset value, beginning of period                                                         $8.39
--------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                  $0.12
  Net realized and unrealized gain (loss) on investments                                      0.05(g)
--------------------------------------------------------------------------------------------------
Total from investment operations                                                             $0.17
--------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
  From net investment income                                                                $(0.12)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $8.44
--------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                                    1.98(n)
--------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                        0.88(a)
Expenses after expense reductions (f)                                                         0.62(a)
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                                              0.42(a)
Net investment income                                                                         5.17(a)
Portfolio turnover                                                                              14
Net assets at end of period (000 Omitted)                                                 $929,439
--------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                            PERIOD
                                                                                             ENDED
                                                                                        9/30/07(i)

CLASS B1

Net asset value, beginning of period                                                         $8.40
--------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                  $0.10
  Net realized and unrealized gain (loss) on investments                                      0.05(g)
--------------------------------------------------------------------------------------------------
Total from investment operations                                                             $0.15
--------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
  From net investment income                                                                $(0.10)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $8.45
--------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                                    1.77(n)
--------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                        1.64(a)
Expenses after expense reductions (f)                                                         1.39(a)
Expenses after expense reductions and excluding
interest expense and fees (f)(l)                                                              1.19(a)
Net investment income                                                                         4.40(a)
Portfolio turnover                                                                              14
Net assets at end of period (000 Omitted)                                                  $31,442
--------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, June 25, 2007 (Classes A1 and B1) through the stated period end.
(l) Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the year ended March 31,
    2007 that resulted in an increase of $0.03 per share to net investment income, a decrease of $0.03 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.30% to the net investment income ratio for Class
    A, Class B and Class C. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
(unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Fund (the fund) is a series of MFS Municipal Series Trust which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. The fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INVERSE FLOATERS - The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as "inverse floaters"). If the holder of the inverse floater transfers the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as "self-deposited inverse floaters." If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as "externally deposited inverse floaters." Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holder of the floating rate certificate under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, "Payable to the holder of the floating rate certificate from trust assets". At September 30, 2007, the fund's payable to the holder of the floating rate certificate from trust assets was $76,043,487. The weighted average interest rate on the floating rate certificates issued by the trust was 3.88%. Interest expense and fees relate to payments made to the holder of the floating rate certificate from trust assets in connection with self-deposited inverse floater transactions. Interest expense and fees are recorded as incurred. For the six months ended September 30, 2007, interest expense and fees in connection with self-deposited inverse floaters was $851,855. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and secured borrowings. The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders is as follows:

                                                              3/31/07

Ordinary income (including any short-term capital gains)      $24,400
Tax-exempt income                                          13,891,572
---------------------------------------------------------------------
Total distributions                                       $13,915,972

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 9/30/07

          Cost of investments                          $1,189,530,988
          -----------------------------------------------------------
          Gross appreciation                              $75,334,449
          Gross depreciation                               (8,180,883)
          -----------------------------------------------------------
          Net unrealized appreciation (depreciation)      $67,153,566

          AS OF 3/31/07

          Undistributed tax-exempt income                  $1,462,420
          Capital loss carryforwards                       (3,323,431)
          Other temporary differences                      (1,144,959)
          Net unrealized appreciation (depreciation)       18,185,736

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class B1 shares will convert to Class A and Class A1 shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended September 30, 2007, this waiver amounted to $1,048,187 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2007 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund's average daily net assets with respect to each class:

        CLASS A    CLASS B      CLASS C      CLASS A1      CLASS B1

         0.74%      1.49%        1.49%        0.49%         1.25%

This written agreement will continue through July 31, 2008 unless changed or rescinded by the fund's Board of Trustees. For the six months ended September 30, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $34,145 for the six months ended September 30, 2007, as its portion of the initial sales charge on sales of Class A and Class A1 shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.25%            $310,168
Class B                             0.75%              0.25%              1.00%             1.00%             123,992
Class C                             0.75%              0.25%              1.00%             1.00%             173,517
Class B1                            0.75%              0.25%              1.00%             0.77%              68,259
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $675,936

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    September 30, 2007 based on each class' average daily net assets. For one year from the date of sale of Class B1 shares, assets attributable to such Class B1 shares are subject to the 0.25% annual Class B1 service fee. On assets attributable to all other Class B1 shares, the service fee is not currently in effect, but may be implemented on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A, Class A1, and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class B1 shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended September 30, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $4,919
              Class B                                    $19,967
              Class C                                     $3,172
              Class A1                                        --
              Class B1                                   $13,859

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2007, the fee was $179,386, which equated to 0.0429% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended September 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $94,507. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended September 30, 2007 was equivalent to an annual effective rate of 0.0173% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,709. This amount is included in independent trustees' compensation for the six months ended September 30, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $81,204 at September 30, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended September 30, 2007, the fee paid to Tarantino LLC was $1,961. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,929, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $128,928,863 and $158,114,950, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                    9/30/07 (i)                         3/31/07
                                             SHARES            AMOUNT           SHARES           AMOUNT

Shares sold

  Class A                                     3,801,657       $31,992,363       4,077,868       $34,806,575
  Class B                                       252,122         2,118,307         277,826         2,379,647
  Class C                                       393,233         3,328,170         673,589         5,779,551
  Class A1                                      694,450         5,842,855              --                --
  Class B1                                       23,274           195,633              --                --
-----------------------------------------------------------------------------------------------------------
                                              5,164,736       $43,477,328       5,029,283       $42,965,773

Shares issued in connection with acquisition of MFS Municipal Bond Fund

  Class A1                                  113,972,241      $956,544,151
  Class B1                                    3,971,203        33,357,434
-------------------------------------------------------------------------
                                            117,943,444      $989,901,585

Shares issued to shareholders in reinvestment of distributions

  Class A                                       381,421        $3,227,430         732,144        $6,262,765
  Class B                                        31,398           266,258          74,877           641,277
  Class C                                        53,836           457,522         103,647           890,072
  Class A1                                      661,268         5,556,214              --                --
  Class B1                                       18,235           153,388              --                --
-----------------------------------------------------------------------------------------------------------
                                              1,146,158        $9,660,812         910,668        $7,794,114

Shares reacquired

  Class A                                    (3,281,021)     $(27,683,766)     (3,968,355)     $(33,877,957)
  Class B                                      (609,592)       (5,153,580)     (1,515,106)      (12,956,565)
  Class C                                      (310,785)       (2,631,655)       (738,293)       (6,335,446)
  Class A1                                   (5,250,353)      (44,106,948)              --                --
  Class B1                                     (291,930)       (2,449,604)             --                --
-----------------------------------------------------------------------------------------------------------
                                             (9,743,681)     $(82,025,553)     (6,221,754)     $(53,169,968)

Net change

  Class A                                       902,057        $7,536,027         841,657        $7,191,383
  Class B                                      (326,072)       (2,769,015)     (1,162,403)       (9,935,641)
  Class C                                       136,284         1,154,037          38,943           334,177
  Class A1                                  110,077,606       923,836,272              --                --
  Class B1                                    3,720,782        31,256,851              --                --
-----------------------------------------------------------------------------------------------------------
                                            114,510,657      $961,014,172        (281,803)      $(2,410,081)

(i) For the period from the class' inception, June, 25, 2007 (Classes A1 and B1) through the stated period end.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended September 30, 2007, the fund's commitment fee and interest expense on the line of credit were $702 and $0, respectively, and are included in miscellaneous expense and interest expense and fees, respectively, on the Statement of Operations.

(7) ACQUISITIONS

At close of business on June 22, 2007, the fund acquired all of the assets and liabilities of MFS Municipal Bond Fund. In connection with the acquisition, the fund also issued new share Classes A1 and B1 to the acquired fund shareholders, that differ from existing share Classes A and B in respect to class level expenses. The acquisition was accomplished by a tax-free exchange of 117,943,444 shares of the fund (valued at $989,901,585) for all of the assets and liabilities of MFS Municipal Bond Fund. MFS Municipal Bond Fund then converted all of its outstanding shares for the shares of the fund and distributed those shares to its shareholders. MFS Municipal Bond Fund's net assets on that date were $989,901,585, including $45,804,567 of unrealized appreciation, $114,563 of accumulated net investment loss, and $380,444 of accumulated net realized loss on investments. These assets were combined with those of the fund. The aggregate net assets of the fund after the acquisition were $1,291,597,453.

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"),
(ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole,
(vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that there is an advisory fee reduction in effect for the Fund through February 28, 2009 as part of MFS' settlement with the New York Attorney General concerning market timing and related matters. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee reduction), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee reduction noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2007 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph
(b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 15, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 15, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.